UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Australia (24.3%)
BHP Billiton Ltd.	3,657,170	162,530
Commonwealth Bank of Australia	1,686,641	88,496
Westpac Banking Corp.	3,255,129	74,895
Australia & New Zealand Banking Group Ltd.	2,787,143	65,993
National Australia Bank Ltd.	2,323,052	57,329
Rio Tinto Ltd.	474,532	40,428
Wesfarmers Ltd.	1,094,609	37,122
Woolworths Ltd.	1,340,767	35,731
Newcrest Mining Ltd.	781,121	29,219
Woodside Petroleum Ltd.	679,641	28,339
Westfield Group	2,387,453	23,391
CSL Ltd.	598,796	22,243
QBE Insurance Group Ltd.	1,127,168	19,717
Origin Energy Ltd.	959,945	15,774
Macquarie Group Ltd.	376,353	15,315
Telstra Corp. Ltd.	4,742,568	13,269
Santos Ltd.	906,640	12,261
^ AMP Ltd.	2,256,276	12,015
Suncorp Group Ltd.	1,395,404	11,970
Foster's Group Ltd.	2,102,194	11,858
Brambles Ltd.	1,549,075	11,119
Orica Ltd.	394,320	9,998
Stockland	2,595,068	9,329
Amcor Ltd.	1,330,621	9,152
* Fortescue Metals Group Ltd.	1,353,643	8,687
Insurance Australia Group Ltd.	2,263,973	8,612
* Westfield Retail Trust	3,143,597	8,302
Incitec Pivot Ltd.	1,773,647	7,645
Transurban Group	1,412,578	7,362
AGL Energy Ltd.	490,124	7,270
AXA Asia Pacific Holdings Ltd.	1,125,509	7,230
ASX Ltd.	189,022	7,042
Coca-Cola Amatil Ltd.	616,319	6,924
Alumina Ltd.	2,657,313	6,353
WorleyParsons Ltd.	208,677	5,781
Wesfarmers Ltd. Price Protected Shares	165,422	5,689
GPT Group	1,919,595	5,671
OZ Minerals Ltd.	3,399,061	5,646
* QR National Ltd.	1,859,970	5,193
Lend Lease Group	585,087	5,149
TABCORP Holdings Ltd.	741,262	5,147
* Asciano Ltd.	3,186,454	5,111
Computershare Ltd.	484,085	4,879
Sonic Healthcare Ltd.	401,843	4,791
Cochlear Ltd.	61,611	4,750
^ Leighton Holdings Ltd.	147,353	4,648
Mirvac Group	3,719,742	4,608
Goodman Group	6,936,498	4,608
Dexus Property Group	5,269,576	4,370

Toll Holdings Ltd.	727,137	4,265
Crown Ltd.	492,363	4,228
BlueScope Steel Ltd.	1,985,553	4,217
CFS Retail Property Trust	2,303,504	4,164
OneSteel Ltd.	1,450,062	3,953
Bendigo and Adelaide Bank Ltd.	400,445	3,913
Boral Ltd.	782,815	3,776
* Paladin Energy Ltd.	743,229	3,650
Metcash Ltd.	834,421	3,493
Tatts Group Ltd.	1,395,999	3,460
^ Fairfax Media Ltd.	2,305,100	3,113
* James Hardie Industries SE	473,169	2,966
* Qantas Airways Ltd.	1,208,666	2,886
CSR Ltd.	1,649,712	2,644
Sims Metal Management Ltd. ADR	127,682	2,457
MacArthur Coal Ltd.	193,855	2,430
Ramsay Health Care Ltd.	142,558	2,427
Caltex Australia Ltd.	147,014	1,978
Newcrest Mining Ltd. ADR	51,388	1,894
Goodman Fielder Ltd.	1,496,714	1,886
Billabong International Ltd.	220,050	1,778
Harvey Norman Holdings Ltd.	576,539	1,735
SP AusNet	1,484,762	1,301
MAp Group	412,452	1,233
Sims Metal Management Ltd.	49,941	960
		1,039,768
Hong Kong (8.2%)
Hutchison Whampoa Ltd.	2,322,599	27,209
Hong Kong Exchanges and Clearing Ltd.	1,115,246	25,762
Sun Hung Kai Properties Ltd.	1,540,121	25,594
Cheung Kong Holdings Ltd.	1,514,008	25,054
* AIA Group Ltd.	8,525,296	23,557
CLP Holdings Ltd.	2,096,547	17,036
Li & Fung Ltd.	2,492,681	16,221
Hang Seng Bank Ltd.	832,869	13,785
Swire Pacific Ltd. Class A	838,727	13,248
BOC Hong Kong Holdings Ltd.	4,029,992	12,956
Hang Lung Properties Ltd.	2,675,242	11,705
Wharf Holdings Ltd.	1,500,792	11,389
Hong Kong & China Gas Co. Ltd.	4,694,173	10,637
Hongkong Electric Holdings Ltd.	1,511,165	9,570
Henderson Land Development Co. Ltd.	1,180,034	8,160
Link REIT	2,415,476	7,594
Bank of East Asia Ltd.	1,661,222	7,183
* Sands China Ltd.	2,629,600	6,517
Esprit Holdings Ltd.	1,262,700	5,989
MTR Corp.	1,570,603	5,727
Hang Lung Group Ltd.	876,181	5,559
Sino Land Co. Ltd.	2,836,114	5,385
New World Development Ltd.	2,774,545	5,232
Wynn Macau Ltd.	1,695,200	4,700
Kerry Properties Ltd.	781,840	4,164
Wheelock & Co. Ltd.	996,647	4,024
Shangri-La Asia Ltd.	1,534,092	3,990
Hysan Development Co. Ltd.	685,187	3,287
Cathay Pacific Airways Ltd.	1,286,220	3,256
SJM Holdings Ltd.	1,710,000	2,862

	Yue Yuen Industrial Holdings Ltd.	808,717	2,780
	Wing Hang Bank Ltd.	193,393	2,616
	ASM Pacific Technology Ltd.	214,841	2,562
	NWS Holdings Ltd.	1,417,022	2,397
	Orient Overseas International Ltd.	237,065	2,384
	Cheung Kong Infrastructure Holdings Ltd.	491,854	2,346
	PCCW Ltd.	4,371,653	2,060
	Hopewell Holdings Ltd.	614,323	1,991
^,* Foxconn International Holdings Ltd.		2,311,816	1,632
	Lifestyle International Holdings Ltd.	627,544	1,561
*	Mongolia Energy Corp. Ltd.	3,261,219	929
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	399,606	85
			350,695
Japan (62.3%)
	Toyota Motor Corp.	3,003,883	124,242
	Honda Motor Co. Ltd.	1,775,454	74,998
	Mitsubishi UFJ Financial Group Inc.	13,868,920	71,851
	Canon Inc.	1,234,659	60,397
	Sumitomo Mitsui Financial Group Inc.	1,462,961	49,678
	Mizuho Financial Group Inc.	22,261,313	42,771
	Mitsubishi Corp.	1,478,272	41,053
	Takeda Pharmaceutical Co. Ltd.	817,017	39,284
	Tokyo Electric Power Co. Inc.	1,549,064	37,645
	Sony Corp.	1,094,029	37,623
	FANUC Corp.	208,739	32,876
	Mitsui & Co. Ltd.	1,892,380	31,739
	Komatsu Ltd.	1,033,278	30,694
	Softbank Corp.	884,231	30,358
	NTT DoCoMo Inc.	16,692	29,772
	Panasonic Corp.	2,137,111	29,210
	Nintendo Co. Ltd.	108,061	29,169
	Nissan Motor Co. Ltd.	2,707,732	27,310
	Hitachi Ltd.	4,921,404	27,270
	Nippon Telegraph & Telephone Corp.	565,823	26,291
	Toshiba Corp.	4,385,214	25,873
	Shin-Etsu Chemical Co. Ltd.	447,081	25,108
	East Japan Railway Co.	370,337	24,432
	Mitsubishi Estate Co. Ltd.	1,288,005	24,271
	Tokio Marine Holdings Inc.	788,588	23,455
	Nomura Holdings Inc.	3,847,654	23,331
	Mitsubishi Electric Corp.	2,105,896	23,182
	Seven & I Holdings Co. Ltd.	820,579	21,201
	Kansai Electric Power Co. Inc.	817,865	20,217
	Denso Corp.	529,640	19,453
	Nippon Steel Corp.	5,560,270	18,932
	Mitsui Fudosan Co. Ltd.	913,322	18,515
	Astellas Pharma Inc.	484,268	18,467
	Kyocera Corp.	177,144	18,386
	Japan Tobacco Inc.	4,902	18,382
	FUJIFILM Holdings Corp.	504,494	18,329
	KDDI Corp.	3,177	17,894
	ITOCHU Corp.	1,640,927	17,788
	Chubu Electric Power Co. Inc.	706,333	17,651
	Sumitomo Corp.	1,225,807	17,590
	JX Holdings Inc.	2,446,339	16,763
	Murata Manufacturing Co. Ltd.	220,867	16,703
	JFE Holdings Inc.	501,916	16,194

Daiichi Sankyo Co. Ltd.	733,604	15,910
Kao Corp.	588,297	15,349
Inpex Corp.	2,337	15,240
MS&AD Insurance Group Holdings	586,262	13,914
Central Japan Railway Co.	1,641	13,844
Asahi Glass Co. Ltd.	1,099,824	13,677
Dai-ichi Life Insurance Co. Ltd.	8,714	13,652
Bridgestone Corp.	708,432	13,579
Marubeni Corp.	1,798,703	13,488
Mitsubishi Heavy Industries Ltd.	3,307,617	13,077
Kubota Corp.	1,261,452	12,881
Fujitsu Ltd.	2,029,530	12,613
Kirin Holdings Co. Ltd.	912,261	12,254
Tokyo Electron Ltd.	186,985	12,151
Tokyo Gas Co. Ltd.	2,778,233	12,109
Keyence Corp.	45,279	11,992
Sumitomo Electric Industries Ltd.	821,491	11,900
Sharp Corp.	1,089,523	11,269
ORIX Corp.	114,050	11,228
Nidec Corp.	118,631	11,156
Hoya Corp.	473,865	11,141
Secom Co. Ltd.	228,692	10,766
Toray Industries Inc.	1,600,172	10,591
* NKSJ Holdings Inc.	1,539,190	10,479
Ricoh Co. Ltd.	730,880	10,385
Tohoku Electric Power Co. Inc.	465,605	10,349
SMC Corp.	58,806	9,929
Mitsubishi Chemical Holdings Corp.	1,394,554	9,702
Sumitomo Realty & Development Co. Ltd.	390,320	9,532
^ Eisai Co. Ltd.	274,595	9,501
Terumo Corp.	183,806	9,497
Sumitomo Metal Mining Co. Ltd.	571,122	9,453
Asahi Kasei Corp.	1,375,989	9,372
Sumitomo Trust & Banking Co. Ltd.	1,551,449	9,340
Kyushu Electric Power Co. Inc.	413,151	9,287
^ Resona Holdings Inc.	1,778,516	9,155
Nitto Denko Corp.	179,901	8,945
Daiwa Securities Group Inc.	1,810,398	8,912
Sumitomo Chemical Co. Ltd.	1,713,177	8,903
Daikin Industries Ltd.	255,440	8,877
Suzuki Motor Corp.	366,674	8,849
TDK Corp.	134,184	8,786
Sumitomo Metal Industries Ltd.	3,664,423	8,555
Fast Retailing Co. Ltd.	57,821	8,415
Dai Nippon Printing Co. Ltd.	611,691	8,344
Aeon Co. Ltd.	653,895	8,211
Mitsui OSK Lines Ltd.	1,249,308	8,125
Nikon Corp.	349,360	8,072
NEC Corp.	2,837,035	8,037
Ajinomoto Co. Inc.	725,475	8,025
Osaka Gas Co. Ltd.	2,116,164	8,002
Aisin Seiki Co. Ltd.	208,714	7,906
Asahi Breweries Ltd.	421,411	7,901
T&D Holdings Inc.	296,920	7,446
Shiseido Co. Ltd.	370,392	7,443
Nippon Yusen KK	1,667,747	7,282
West Japan Railway Co.	1,853	7,064
* Otsuka Holdings Co. Ltd.	280,000	6,949

Rohm Co. Ltd.	106,780	6,920
Rakuten Inc.	7,849	6,899
Chugoku Electric Power Co. Inc.	323,394	6,705
Bank of Yokohama Ltd.	1,335,400	6,675
Kobe Steel Ltd.	2,715,025	6,636
Olympus Corp.	236,487	6,616
Yamato Holdings Co. Ltd.	433,314	6,563
Daiwa House Industry Co. Ltd.	523,530	6,371
Odakyu Electric Railway Co. Ltd.	682,915	6,326
Toyota Industries Corp.	195,235	6,200
Sekisui House Ltd.	627,495	6,099
Isuzu Motors Ltd.	1,294,729	6,081
Yamada Denki Co. Ltd.	89,469	6,062
Shizuoka Bank Ltd.	654,162	5,986
Shionogi & Co. Ltd.	325,163	5,965
Yahoo Japan Corp.	15,825	5,960
JS Group Corp.	272,839	5,957
Nippon Building Fund Inc.	563	5,908
* Mitsubishi Motors Corp.	4,222,141	5,855
Daito Trust Construction Co. Ltd.	83,269	5,826
Hankyu Hanshin Holdings Inc.	1,247,467	5,769
Nippon Electric Glass Co. Ltd.	380,006	5,702
Omron Corp.	221,455	5,684
Shikoku Electric Power Co. Inc.	190,477	5,626
Tokyu Corp.	1,239,850	5,615
JGC Corp.	226,396	5,549
Toppan Printing Co. Ltd.	610,764	5,540
Dentsu Inc.	181,822	5,527
Kawasaki Heavy Industries Ltd.	1,546,339	5,490
Fuji Heavy Industries Ltd.	640,534	5,477
^ Kintetsu Corp.	1,771,138	5,473
Japan Real Estate Investment Corp.	535	5,366
Makita Corp.	122,061	5,275
* Yamaha Motor Co. Ltd.	285,721	5,268
Kuraray Co. Ltd.	375,865	5,265
Unicharm Corp.	135,284	5,229
Chiba Bank Ltd.	829,620	5,156
Oriental Land Co. Ltd.	54,602	5,027
Konica Minolta Holdings Inc.	521,468	5,017
Tobu Railway Co. Ltd.	888,988	4,908
Teijin Ltd.	1,019,481	4,896
Mazda Motor Corp.	1,648,482	4,848
Ibiden Co. Ltd.	139,769	4,710
Hokuriku Electric Power Co.	192,091	4,684
NGK Insulators Ltd.	276,978	4,659
NSK Ltd.	481,240	4,597
Isetan Mitsukoshi Holdings Ltd.	408,291	4,573
Chugai Pharmaceutical Co. Ltd.	243,924	4,484
Ono Pharmaceutical Co. Ltd.	92,250	4,482
NTT Data Corp.	1,377	4,465
Keikyu Corp.	511,193	4,379
Chuo Mitsui Trust Holdings Inc.	1,084,996	4,354
OJI Paper Co. Ltd.	928,340	4,343
Sega Sammy Holdings Inc.	215,998	4,319
Keio Corp.	631,085	4,234
Hokkaido Electric Power Co. Inc.	199,331	4,141
Toyota Tsusho Corp.	231,451	4,058
JSR Corp.	195,151	4,013

	Electric Power Development Co. Ltd.	127,034	3,936
	Mitsubishi Tanabe Pharma Corp.	245,608	3,926
	Brother Industries Ltd.	256,993	3,922
	Nippon Express Co. Ltd.	926,712	3,899
	Kurita Water Industries Ltd.	123,018	3,865
	Sumitomo Heavy Industries Ltd.	594,274	3,776
	Hirose Electric Co. Ltd.	34,922	3,766
*	Mitsubishi Materials Corp.	1,217,805	3,765
	Japan Steel Works Ltd.	344,632	3,618
	Shimano Inc.	72,420	3,612
	Fukuoka Financial Group Inc.	843,418	3,609
	Sekisui Chemical Co. Ltd.	470,896	3,606
	Advantest Corp.	173,927	3,547
	Sony Financial Holdings Inc.	949	3,504
	Daihatsu Motor Co. Ltd.	210,646	3,478
	TonenGeneral Sekiyu KK	308,300	3,471
	THK Co. Ltd.	131,316	3,439
	Showa Denko KK	1,549,976	3,409
	Nitori Holdings Co. Ltd.	40,552	3,393
	MEIJI Holdings Co. Ltd.	74,904	3,387
	Amada Co. Ltd.	389,398	3,385
	Mitsui Chemicals Inc.	946,812	3,385
	Benesse Holdings Inc.	75,429	3,379
	Obayashi Corp.	708,262	3,377
*	All Nippon Airways Co. Ltd.	907,688	3,325
	Lawson Inc.	65,534	3,268
	Taisho Pharmaceutical Co. Ltd.	147,761	3,263
	IHI Corp.	1,439,195	3,255
	Bank of Kyoto Ltd.	352,188	3,248
	Sankyo Co. Ltd.	58,520	3,245
	Trend Micro Inc.	107,056	3,222
	Japan Retail Fund Investment Corp. Class A	1,748	3,206
	Joyo Bank Ltd.	717,017	3,158
	Dena Co. Ltd.	87,400	3,149
	Kawasaki Kisen Kaisha Ltd.	751,270	3,141
	Ube Industries Ltd.	1,044,684	3,137
	Toyo Seikan Kaisha Ltd.	165,238	3,086
	Furukawa Electric Co. Ltd.	693,157	3,075
	JTEKT Corp.	242,217	3,021
	Sojitz Corp.	1,362,978	3,017
	Yakult Honsha Co. Ltd.	105,463	2,973
	Stanley Electric Co. Ltd.	158,855	2,969
	Mitsubishi Gas Chemical Co. Inc.	422,093	2,935
	Hisamitsu Pharmaceutical Co. Inc.	72,690	2,929
	Kyowa Hakko Kirin Co. Ltd.	283,854	2,894
	Santen Pharmaceutical Co. Ltd.	80,638	2,892
	SBI Holdings Inc.	21,717	2,890
^,* Elpida Memory Inc.		198,409	2,863
	NTN Corp.	522,901	2,841
^	GS Yuasa Corp.	405,998	2,828
	Nippon Paper Group Inc.	107,703	2,811
	Credit Saison Co. Ltd.	161,612	2,759
	Hokuhoku Financial Group Inc.	1,365,083	2,757
	Shimizu Corp.	644,867	2,738
	NGK Spark Plug Co. Ltd.	175,963	2,725
	J Front Retailing Co. Ltd.	525,113	2,715
	Jupiter Telecommunications Co. Ltd.	2,650	2,711
	Yaskawa Electric Corp.	247,873	2,696

Hachijuni Bank Ltd.	468,180	2,678
Hamamatsu Photonics KK	73,100	2,668
Taisei Corp.	1,118,639	2,667
Nippon Meat Packers Inc.	200,426	2,645
Hitachi Chemical Co. Ltd.	113,357	2,566
Mitsubishi UFJ Lease & Finance Co. Ltd.	63,419	2,566
Nisshin Seifun Group Inc.	204,334	2,565
FamilyMart Co. Ltd.	68,722	2,561
Denki Kagaku Kogyo KK	524,643	2,551
Tokyu Land Corp.	494,540	2,531
Idemitsu Kosan Co. Ltd.	24,021	2,522
Nippon Sheet Glass Co. Ltd.	970,146	2,512
Nissin Foods Holdings Co. Ltd.	70,480	2,505
Gunma Bank Ltd.	432,254	2,483
Hitachi Construction Machinery Co. Ltd.	105,538	2,479
Nabtesco Corp.	105,000	2,468
Kansai Paint Co. Ltd.	238,664	2,448
Taiyo Nippon Sanso Corp.	285,193	2,436
Rinnai Corp.	38,436	2,428
Kajima Corp.	922,173	2,423
Nomura Research Institute Ltd.	110,360	2,403
Takashimaya Co. Ltd.	288,981	2,375
Sysmex Corp.	36,000	2,349
Seiko Epson Corp.	141,494	2,342
Toho Gas Co. Ltd.	452,831	2,325
Aeon Mall Co. Ltd.	88,220	2,322
Hiroshima Bank Ltd.	545,205	2,322
Miraca Holdings Inc.	60,300	2,309
Yamaguchi Financial Group Inc.	230,052	2,306
Ushio Inc.	113,175	2,289
Nishi-Nippon City Bank Ltd.	737,688	2,288
Chugoku Bank Ltd.	191,088	2,286
NOK Corp.	113,242	2,274
Iyo Bank Ltd.	265,864	2,261
Kaneka Corp.	323,582	2,259
Kamigumi Co. Ltd.	268,548	2,251
Namco Bandai Holdings Inc.	204,264	2,238
Toyo Suisan Kaisha Ltd.	103,498	2,216
Mitsui Mining & Smelting Co. Ltd.	625,223	2,203
Asics Corp.	164,772	2,195
Minebea Co. Ltd.	370,016	2,189
Shimadzu Corp.	274,941	2,182
Daicel Chemical Industries Ltd.	299,140	2,172
Shimamura Co. Ltd.	24,177	2,163
TOTO Ltd.	302,738	2,157
Nomura Real Estate Office Fund Inc. Class A	301	2,143
Mitsui Engineering & Shipbuilding Co. Ltd.	769,352	2,125
Hitachi Metals Ltd.	180,331	2,117
Air Water Inc.	160,107	2,108
Yamaha Corp.	171,826	2,105
Suruga Bank Ltd.	224,422	2,094
Cosmo Oil Co. Ltd.	638,406	2,058
Suzuken Co. Ltd.	71,650	2,050
Marui Group Co. Ltd.	242,387	2,045
77 Bank Ltd.	376,424	2,038
Tsumura & Co.	64,813	2,036
Keisei Electric Railway Co. Ltd.	299,950	2,026
Konami Corp.	100,475	2,006

	UNY Co. Ltd.	203,700	1,969
	Japan Prime Realty Investment Corp.	733	1,962
	Fuji Electric Holdings Co. Ltd.	607,927	1,951
	Daido Steel Co. Ltd.	308,706	1,941
	Sumitomo Rubber Industries Ltd.	183,945	1,939
	Tokyo Tatemono Co. Ltd.	422,732	1,938
	Casio Computer Co. Ltd.	258,322	1,928
*	Sumco Corp.	125,245	1,922
	USS Co. Ltd.	23,711	1,905
	Oracle Corp. Japan	41,587	1,904
	Yokogawa Electric Corp.	234,014	1,889
	Nomura Real Estate Holdings Inc.	102,017	1,868
	Dowa Holdings Co. Ltd.	266,095	1,865
	Toho Co. Ltd.	112,674	1,859
	Nissan Chemical Industries Ltd.	150,240	1,851
	Kikkoman Corp.	170,537	1,842
	Koito Manufacturing Co. Ltd.	106,000	1,831
	Hitachi High-Technologies Corp.	73,833	1,829
	NHK Spring Co. Ltd.	160,269	1,809
	Tokuyama Corp.	341,282	1,795
	Showa Shell Sekiyu KK	205,285	1,775
	Tosoh Corp.	546,152	1,766
	McDonald's Holdings Co. Japan Ltd.	71,399	1,742
	Citizen Holdings Co. Ltd.	266,427	1,720
	Alfresa Holdings Corp.	41,479	1,708
	MediPal Holdings Corp.	158,808	1,662
	Sapporo Hokuyo Holdings Inc.	340,505	1,649
	Mitsubishi Logistics Corp.	123,466	1,642
	Mizuho Securities Co. Ltd.	621,149	1,630
	Toyoda Gosei Co. Ltd.	69,875	1,628
*	Mizuho Trust & Banking Co. Ltd.	1,622,452	1,579
	Hino Motors Ltd.	280,656	1,575
	Yamazaki Baking Co. Ltd.	132,113	1,573
*	Gree Inc.	97,100	1,555
	Dainippon Sumitomo Pharma Co. Ltd.	169,847	1,529
	Chiyoda Corp.	171,000	1,515
	Nisshinbo Holdings Inc.	136,166	1,505
	Nisshin Steel Co. Ltd.	758,901	1,494
	Seven Bank Ltd.	649	1,464
	Hakuhodo DY Holdings Inc.	25,217	1,439
	Obic Co. Ltd.	7,416	1,422
	Mitsumi Electric Co. Ltd.	84,066	1,384
	Yamato Kogyo Co. Ltd.	45,952	1,378
	Mabuchi Motor Co. Ltd.	27,033	1,334
	Kinden Corp.	143,192	1,279
	Toyota Boshoku Corp.	71,185	1,259
	NTT Urban Development Corp.	1,213	1,248
	Japan Petroleum Exploration Co.	30,241	1,246
	Sapporo Holdings Ltd.	270,117	1,197
	Aeon Credit Service Co. Ltd.	84,803	1,187
	Square Enix Holdings Co. Ltd.	67,175	1,170
^,* Shinsei Bank Ltd.		999,892	1,156
^	Aozora Bank Ltd.	519,514	1,145
	Tokyo Steel Manufacturing Co. Ltd.	106,501	1,131
	Itochu Techno-Solutions Corp.	31,427	1,093
	Maruichi Steel Tube Ltd.	49,380	1,087
	Otsuka Corp.	16,832	1,069
	Coca-Cola West Co. Ltd.	58,471	1,069

	Senshu Ikeda Holdings Inc.	705,600	1,031
	ABC-Mart Inc.	27,836	1,010
	Ito En Ltd.	57,354	988
	Canon Marketing Japan Inc.	62,890	900
	Matsui Securities Co. Ltd.	126,098	835
	Shinko Electric Industries Co. Ltd.	69,966	787
	Fuji Media Holdings Inc.	485	752
			2,669,600
New Zealand (0.3%)
	Fletcher Building Ltd.	669,223	4,005
	Telecom Corp. of New Zealand Ltd.	2,086,876	3,681
	Auckland International Airport Ltd.	989,427	1,715
	Contact Energy Ltd.	337,249	1,604
	Sky City Entertainment Group Ltd.	631,208	1,598
			12,603
Singapore (4.8%)
	DBS Group Holdings Ltd.	1,878,727	22,120
	Singapore Telecommunications Ltd.	8,677,220	21,113
	Oversea-Chinese Banking Corp. Ltd.	2,687,983	20,763
	United Overseas Bank Ltd.	1,334,395	20,702
	Keppel Corp. Ltd.	1,395,123	12,827
*	Genting Singapore plc	6,628,522	10,548
	Wilmar International Ltd.	2,089,176	8,629
	CapitaLand Ltd.	2,787,028	7,847
	Singapore Airlines Ltd.	586,290	6,793
	Singapore Exchange Ltd.	934,107	6,184
	Noble Group Ltd.	3,271,054	5,612
	City Developments Ltd.	595,551	5,314
	Fraser and Neave Ltd.	1,068,771	5,307
	Singapore Press Holdings Ltd.	1,665,084	5,168
	Singapore Technologies Engineering Ltd.	1,816,691	4,613
	SembCorp Industries Ltd.	1,070,370	4,320
	Golden Agri-Resources Ltd.	7,270,926	4,055
	SembCorp Marine Ltd.	905,414	3,840
	CapitaMall Trust	2,427,977	3,617
	Olam International Ltd.	1,321,126	3,166
	Jardine Cycle & Carriage Ltd.	117,229	3,128
*	Global Logistic Properties Ltd.	1,719,000	2,806
	Keppel Land Ltd.	783,000	2,752
	Ascendas Real Estate Investment Trust	1,632,826	2,678
	ComfortDelGro Corp. Ltd.	2,047,723	2,532
	Yangzijiang Shipbuilding Holdings Ltd.	1,592,000	2,329
	CapitaMalls Asia Ltd.	1,480,000	2,164
	UOL Group Ltd.	504,345	1,872
^	Cosco Corp. Singapore Ltd.	1,076,007	1,835
^,* Neptune Orient Lines Ltd.		964,688	1,667
	StarHub Ltd.	657,945	1,317
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	699,582	96
			207,714
Total Common Stocks (Cost $5,260,666)			4,280,380

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
[2,3] Vanguard Market Liquidity Fund	0.207%		63,479,021	63,479

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.210%	2/25/11	3,000	2,999
Total Temporary Cash Investments (Cost $66,479)				66,478
Total Investments (101.5%) (Cost $5,327,145)				4,346,858
Other Assets and Liabilities-Net (-1.5%)[2]				(62,718)
Net Assets (100%)				4,284,140

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $43,868,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.4%, respectively, of net assets.
2 Includes $46,146,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $2,000,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,351	4,276,029	—
Temporary Cash Investments	63,479	2,999	—
Futures Contracts— Liabilities[1]	(86)	—	—
Forward Currency Contracts— Assets	—	108	—
Total	67,744	4,279,136	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At January 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)		Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	3/16/11	JPY	428,667 USD	5,234	92
UBS AG	3/23/11	AUD	2,944 USD	2,917	16
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2011, the counterparty had deposited in segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	March 2011	50	5,547	(32)
S&P ASX 200 Index	March 2011	25	2,945	(5)

E. At January 31, 2011, the cost of investment securities for tax purposes was $5,330,243,000. Net unrealized depreciation of investment securities for tax purposes was $983,385,000, consisting of unrealized gains of $275,524,000 on securities that had risen in value since their purchase and $1,258,909,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Austria (0.5%)
Erste Group Bank AG	199,366	9,990
OMV AG	159,118	7,052
Voestalpine AG	115,786	5,209
Telekom Austria AG	350,022	4,818
* IMMOFINANZ AG	1,042,297	4,600
^ Raiffeisen Bank International AG	53,278	3,133
Verbund AG	74,560	2,979
Vienna Insurance Group AG Wiener Versicherung Gruppe	41,127	2,237
		40,018
Belgium (1.4%)
Anheuser-Busch InBev NV	762,992	42,213
Delhaize Group SA	106,886	8,452
Groupe Bruxelles Lambert SA	85,227	7,671
* KBC Groep NV	171,321	6,853
Ageas	2,354,075	6,666
Solvay SA Class A	62,630	6,549
Umicore SA	120,455	6,193
Belgacom SA	159,682	5,747
Colruyt SA	79,655	4,080
Bekaert SA	40,272	4,042
UCB SA	108,603	3,889
* Dexia SA	597,237	2,491
Mobistar SA	29,911	1,871
Cie Nationale a Portefeuille	28,917	1,600
		108,317
Denmark (1.5%)
Novo Nordisk A/S Class B	442,058	49,928
AP Moller - Maersk A/S Class B	1,395	13,555
* Danske Bank A/S	480,007	12,882
Carlsberg A/S Class B	112,963	11,250
* Vestas Wind Systems A/S	214,882	7,407
Novozymes A/S	48,801	6,768
AP Moller - Maersk A/S	574	5,398
DSV A/S	221,746	4,633
Coloplast A/S Class B	24,268	3,526
* William Demant Holding A/S	24,998	2,004
Tryg A/S	27,612	1,497
		118,848
Finland (1.7%)
Nokia Oyj	3,957,886	42,358
Fortum Oyj	469,424	14,466
Sampo Oyj	442,926	13,031
UPM-Kymmene Oyj	549,725	11,342
Kone Oyj Class B	164,278	8,951
Stora Enso Oyj	615,717	7,344
Metso Oyj	134,814	7,197
Wartsila Oyj	83,480	6,447
Nokian Renkaat Oyj	115,815	4,191

Kesko Oyj Class B	69,325	3,336
Elisa Oyj	142,385	3,136
Neste Oil Oyj	136,525	2,579
Outokumpu Oyj	131,681	2,461
Rautaruukki Oyj	91,551	2,290
Orion Oyj Class B	99,535	2,250
Sanoma Oyj	87,692	2,052
Pohjola Bank plc	151,345	2,018
		135,449
France (15.2%)
Total SA	2,236,114	130,866
BNP Paribas	1,014,011	75,793
Sanofi-Aventis SA	1,109,330	75,681
GDF Suez	1,310,872	51,989
Societe Generale	672,306	43,468
France Telecom SA	1,961,416	42,872
LVMH Moet Hennessy Louis Vuitton SA	259,120	40,432
Schneider Electric SA	257,252	40,159
AXA SA	1,820,255	38,525
Vivendi SA	1,309,648	37,510
Air Liquide SA	299,563	37,396
Danone	618,214	37,212
ArcelorMittal	906,726	33,148
Carrefour SA	635,242	31,142
L'Oreal SA	254,262	29,541
Vinci SA	466,396	26,980
Cie de St-Gobain	422,258	24,442
Pernod-Ricard SA	208,776	19,895
Unibail-Rodamco SE	96,488	18,430
Credit Agricole SA	1,011,842	14,964
Cie Generale d'Optique Essilor International SA	213,244	14,250
Cie Generale des Etablissements Michelin Class B	186,330	13,561
* Renault SA	203,003	13,267
PPR	80,149	12,819
Vallourec SA	116,895	12,706
Lafarge SA	210,991	12,496
* European Aeronautic Defence and Space Co. NV	431,439	12,429
Alstom SA	217,102	12,125
EDF SA	272,738	12,017
Veolia Environnement SA	367,535	11,481
Bouygues SA	243,988	11,353
Technip SA	104,011	10,100
Christian Dior SA	67,114	9,221
STMicroelectronics NV	676,030	8,175
* Alcatel-Lucent	2,446,611	8,145
Cap Gemini SA	155,809	7,868
SES SA	316,562	7,637
Accor SA	156,346	7,146
Sodexo	99,615	6,862
Publicis Groupe SA	130,730	6,731
* Peugeot SA	160,311	6,714
Legrand SA	166,048	6,688
Safran SA	177,770	6,423
Suez Environnement Co.	286,898	5,935
Casino Guichard Perrachon SA	58,543	5,723
Lagardere SCA	124,593	5,549
Dassault Systemes SA	62,406	4,911

SCOR SE	177,410	4,907
* Natixis	919,010	4,878
Groupe Eurotunnel SA	500,127	4,853
* Cie Generale de Geophysique - Veritas	151,433	4,588
* Edenred	163,267	3,906
Eutelsat Communications	103,958	3,794
Bureau Veritas SA	51,606	3,750
Klepierre	101,993	3,712
CNP Assurances	157,999	3,480
Thales SA	92,422	3,433
Neopost SA	33,001	2,986
Fonciere Des Regions	28,637	2,882
ICADE	25,415	2,758
Imerys SA	40,361	2,660
* Air France-KLM	144,657	2,646
Aeroports de Paris	31,189	2,621
* Atos Origin SA	46,966	2,616
Societe Television Francaise 1	128,382	2,490
Societe BIC SA	28,599	2,457
Gecina SA	20,511	2,451
Eurazeo	31,054	2,287
Eiffage SA	43,376	2,227
Hermes International	10,910	2,203
* JC Decaux SA	67,594	2,164
Eramet	5,791	2,056
Iliad SA	17,810	1,892
Metropole Television SA	70,996	1,738
^ PagesJaunes Groupe	140,284	1,441
BioMerieux	12,999	1,418
		1,188,071
Germany (12.9%)
^ Siemens AG	870,678	111,542
BASF SE	971,829	74,776
Allianz SE	480,528	66,751
Bayer AG	875,221	64,544
E.ON AG	1,906,384	63,641
* Daimler AG	859,322	62,824
Deutsche Bank AG	986,051	58,222
SAP AG	909,582	52,545
Deutsche Telekom AG	2,999,308	39,976
RWE AG	443,659	31,948
Muenchener Rueckversicherungs AG	199,010	31,176
Volkswagen AG Prior Pfd.	180,265	29,105
Bayerische Motoren Werke AG	349,737	26,837
Linde AG	179,381	26,151
Deutsche Post AG	893,304	16,403
Deutsche Boerse AG	205,743	15,596
^ ThyssenKrupp AG	352,381	14,290
Adidas AG	221,008	13,762
MAN SE	111,556	12,899
* Infineon Technologies AG	1,148,512	12,144
Fresenius Medical Care AG & Co. KGaA	203,169	11,890
Henkel AG & Co. KGaA Prior Pfd.	187,969	11,462
K&S AG	151,416	11,183
Fresenius SE & Co. KGaA	115,489	10,069
HeidelbergCement AG	148,124	9,675
Metro AG	137,045	9,646

	Porsche Automobil Holding SE Prior Pfd.	92,549	8,588
	Henkel AG & Co. KGaA	136,440	7,015
*	Daimler AG	95,233	6,970
*	Commerzbank AG	890,368	6,779
	Lanxess AG	87,170	6,340
	Merck KGaA	68,320	5,852
	Beiersdorf AG	106,147	5,815
*	Deutsche Lufthansa AG	241,089	5,064
	GEA Group AG	175,225	4,999
	Volkswagen AG	31,151	4,733
*	QIAGEN NV	244,763	4,511
	Hochtief AG	48,002	4,261
*	Continental AG	53,389	4,200
	Salzgitter AG	43,957	3,556
	Hannover Rueckversicherung AG	62,716	3,509
	Wacker Chemie AG	16,631	3,005
	Bayerische Motoren Werke AG Prior Pfd.	56,057	2,926
^	RWE AG Prior Pfd.	42,246	2,921
*	Kabel Deutschland Holding AG	57,833	2,914
*	Brenntag AG	30,384	2,877
	Fraport AG Frankfurt Airport Services Worldwide	37,655	2,652
	Axel Springer AG	15,894	2,525
	ProSiebenSat.1 Media AG Prior Pfd.	82,015	2,524
	Celesio AG	83,519	2,111
*	TUI AG	148,691	2,048
	United Internet AG	121,828	2,020
	Suedzucker AG	72,485	1,933
	Puma AG Rudolf Dassler Sport	5,700	1,782
			1,003,487
Greece (0.4%)
	National Bank of Greece SA	895,091	8,645
	Coca Cola Hellenic Bottling Co. SA	195,440	5,764
	OPAP SA	236,899	4,783
	Bank of Cyprus Public Co. Ltd.	911,113	3,857
*	Alpha Bank AE	543,584	3,183
*	EFG Eurobank Ergasias SA	344,016	2,021
	Public Power Corp. SA	117,232	1,917
	Hellenic Telecommunications Organization SA ADR	269,995	1,358
	Hellenic Telecommunications Organization SA	127,206	1,313
	National Bank of Greece SA ADR	577,852	1,104
			33,945
Ireland (0.4%)
	CRH plc	738,668	15,919
	Kerry Group plc Class A	148,311	4,807
*	Elan Corp. plc	531,784	3,606
	Ryanair Holdings plc ADR	68,443	2,092
*	Governor & Co. of the Bank of Ireland	3,762,356	1,573
	WPP plc ADR	22,861	1,417
*,^ Anglo Irish Bank Corp. Ltd.		2,503,596	744
	Ryanair Holdings plc	51,347	257
	CRH plc	7,832	168
			30,583
Italy (4.4%)
	ENI SPA	2,755,281	65,222
	Enel SPA	6,971,021	39,390
	UniCredit SPA	14,311,160	35,442
	Intesa Sanpaolo SPA (Registered)	8,124,980	27,029

	Assicurazioni Generali SPA	1,238,812	27,017
	Telecom Italia SPA (Registered)	9,886,400	14,043
	Saipem SPA	278,731	13,975
	Tenaris SA	498,950	11,743
*	Fiat Industrial SPA	807,354	10,927
	Snam Rete Gas SPA	1,505,061	7,896
	Fiat SPA	807,354	7,859
	Telecom Italia SPA (Bearer)	6,367,362	7,568
	Unione di Banche Italiane SCPA	639,291	6,618
	Terna Rete Elettrica Nazionale SPA	1,370,372	5,984
	Parmalat SPA	1,833,567	5,809
	Finmeccanica SPA	425,571	5,747
	Atlantia SPA	252,578	5,745
^	Banco Popolare SC	1,609,060	5,716
	Mediobanca SPA	501,041	5,059
	Mediaset SPA	742,543	4,830
^	Prysmian SPA	195,500	3,944
	Luxottica Group SPA	125,549	3,806
*,^ Enel Green Power SPA		1,552,611	3,447
*	Banca Monte dei Paschi di Siena SPA	2,396,458	3,057
	Intesa Sanpaolo SPA (Bearer)	1,018,770	2,934
	Exor SPA	65,352	2,013
	Pirelli & C SPA	259,680	1,983
*	Autogrill SPA	125,202	1,800
	A2A SPA	1,112,059	1,651
^	Banca Carige SPA	620,311	1,466
			339,720
Netherlands (3.9%)
	Unilever NV	1,725,816	51,034
*	ING Groep NV	4,055,448	46,180
	Koninklijke Philips Electronics NV	1,044,294	32,516
	Koninklijke KPN NV	1,668,300	26,331
	ASML Holding NV	445,299	18,673
	Koninklijke Ahold NV	1,257,128	17,032
	Akzo Nobel NV	244,050	15,256
	Heineken NV	273,257	13,753
*	Aegon NV	1,642,438	12,153
	TNT NV	396,692	10,765
	Koninklijke DSM NV	163,005	9,647
	Reed Elsevier NV	724,487	9,431
	Wolters Kluwer NV	314,981	7,214
*	Randstad Holding NV	118,004	6,446
	Fugro NV	72,054	5,804
	Heineken Holding NV	120,981	5,381
	SBM Offshore NV	175,438	4,179
	Corio NV	61,604	4,016
	Koninklijke Boskalis Westminster NV	76,742	3,688
	Koninklijke Vopak NV	75,758	3,671
	Delta Lloyd NV	81,566	2,061
	ASML Holding NV ADR	10,028	421
*	Aegon NV	843	6
			305,658
Norway (1.3%)
	Statoil ASA	1,178,463	28,594
	DnB NOR ASA	1,029,991	14,177
	Telenor ASA	874,462	13,501
	Yara International ASA	200,362	11,317

	Seadrill Ltd.	292,552	9,613
	Orkla ASA	813,854	7,325
	Subsea 7 SA	294,259	7,194
	Norsk Hydro ASA	951,213	7,165
	Aker Solutions ASA	175,830	3,207
*,^ Renewable Energy Corp. ASA		542,371	1,736
			103,829
Portugal (0.4%)
	EDP - Energias de Portugal SA	2,011,539	7,723
	Portugal Telecom SGPS SA	613,799	7,114
	Galp Energia SGPS SA Class B	242,699	4,952
	Jeronimo Martins SGPS SA	236,252	3,568
^	Banco Comercial Portugues SA	3,028,049	2,432
	Banco Espirito Santo SA	574,070	2,326
	Cimpor Cimentos de Portugal SGPS SA	222,400	1,494
	Brisa Auto-Estradas de Portugal SA	197,996	1,440
*	EDP Renovaveis SA	220,932	1,312
			32,361
Spain (5.6%)
	Telefonica SA	4,270,735	107,532
	Banco Santander SA	8,707,457	106,687
	Banco Bilbao Vizcaya Argentaria SA	4,513,345	55,405
	Iberdrola SA	4,260,907	36,496
	Repsol YPF SA	773,806	24,406
	Inditex SA	230,230	17,406
^	ACS Actividades de Construccion y Servicios SA	149,285	7,705
^	Criteria Caixacorp SA	886,891	6,119
	Abertis Infraestructuras SA	310,399	6,088
	Red Electrica Corp. SA	114,044	5,815
	Gas Natural SDG SA	338,219	5,599
^	Banco Popular Espanol SA	922,490	5,547
	Ferrovial SA	463,351	5,491
^	Banco de Sabadell SA	1,083,458	5,181
*	Amadeus IT Holding SA	208,137	4,369
	Enagas	188,108	3,966
	Iberdrola Renovables SA	914,667	3,455
	Mapfre SA	806,491	2,738
^	Acciona SA	27,686	2,395
	Zardoya Otis SA	149,692	2,370
	Gestevision Telecinco SA	179,244	2,254
*	International Consolidated Airlines Group SA	533,592	2,192
^	Grifols SA	140,903	2,145
^	Bankinter SA	306,636	2,092
*,^ International Consolidated Airlines Group SA		477,511	1,959
	Telefonica SA ADR	76,227	1,916
	Indra Sistemas SA	99,004	1,864
	Acerinox SA	109,100	1,857
^	Fomento de Construcciones y Contratas SA	55,670	1,621
^	Banco de Valencia SA	239,979	1,167
			433,837
Sweden (5.0%)
	Nordea Bank AB	3,423,548	41,523
	Telefonaktiebolaget LM Ericsson Class B	3,193,563	39,417
	Hennes & Mauritz AB Class B	1,084,051	35,587
*	Volvo AB Class B	1,461,225	25,432
	Sandvik AB	1,070,969	21,037
	TeliaSonera AB	2,383,148	19,656

Svenska Handelsbanken AB Class A	516,120	17,571
Atlas Copco AB Class A	707,461	16,988
Skandinaviska Enskilda Banken AB Class A	1,486,963	13,498
* Swedbank AB Class A	754,818	11,843
SKF AB	411,637	11,802
Investor AB Class B	481,262	11,125
Svenska Cellulosa AB Class B	604,717	10,546
Atlas Copco AB Class B	412,413	8,982
Assa Abloy AB Class B	328,798	8,942
Skanska AB Class B	421,936	8,556
Alfa Laval AB	357,080	7,623
Scania AB Class B	338,294	7,592
Millicom International Cellular SA	80,103	7,580
Tele2 AB	331,376	7,342
Electrolux AB Class B	252,425	7,181
Swedish Match AB	244,448	7,035
Boliden AB	284,517	5,965
^ Hexagon AB Class B	270,431	5,823
Getinge AB	212,545	5,158
Kinnevik Investment AB Class B	229,102	5,108
Ratos AB	109,009	4,093
Securitas AB Class B	327,185	3,947
Modern Times Group AB Class B	53,653	3,730
Husqvarna AB	427,312	3,553
SSAB AB Class A	195,903	3,218
Holmen AB	57,317	2,174
^ Industrivarden AB	126,080	2,099
		391,726
Switzerland (12.0%)
Nestle SA	3,666,217	198,180
Novartis AG	2,232,857	124,508
Roche Holding AG	743,496	113,055
* UBS AG	3,822,274	68,543
ABB Ltd.	2,320,267	54,738
Credit Suisse Group AG	1,192,972	53,332
Zurich Financial Services AG	154,333	42,162
Syngenta AG	100,227	32,319
Cie Financiere Richemont SA	553,096	30,051
* Transocean Ltd.	339,057	26,830
Swiss Reinsurance Co. Ltd.	373,643	21,352
Holcim Ltd.	258,519	18,118
Swatch Group AG (Bearer)	32,599	13,107
Swisscom AG	24,557	10,848
Julius Baer Group Ltd.	218,137	9,871
SGS SA	5,779	9,409
Givaudan SA	8,782	8,692
Geberit AG	41,045	8,659
Adecco SA	130,056	8,420
Synthes Inc.	62,571	8,254
Kuehne & Nagel International AG	57,085	7,387
Sonova Holding AG	48,378	6,066
* Actelion Ltd.	107,956	5,839
Schindler Holding AG (Bearer)	52,135	5,825
Baloise Holding AG	52,943	5,445
Swiss Life Holding AG	32,189	5,138
Sika AG	2,179	4,785
Lonza Group AG	49,324	3,895

*	GAM Holding AG	217,482	3,893
*,^ Logitech International SA		189,823	3,556
	Lindt & Spruengli AG	117	3,417
	Swatch Group AG (Registered)	46,642	3,368
	Aryzta AG	62,540	2,751
	Schindler Holding AG (Registered)	22,992	2,556
	Pargesa Holding SA	28,944	2,551
	Lindt & Spruengli AG	948	2,468
	Straumann Holding AG	7,944	1,943
	Aryzta AG	26,121	1,136
*	UBS AG	29,191	524
			932,991
United Kingdom (32.7%)
	HSBC Holdings plc	18,629,703	203,267
	Vodafone Group plc	52,808,039	148,423
	BP plc	18,879,968	146,758
	Rio Tinto plc	1,533,826	105,900
	GlaxoSmithKline plc	5,494,939	99,388
	Royal Dutch Shell plc Class B	2,851,924	99,118
	BHP Billiton plc	2,335,334	89,524
	Royal Dutch Shell plc Class A (Amsterdam Shares)	2,470,510	87,184
	BG Group plc	3,578,678	80,553
	British American Tobacco plc	2,113,115	77,997
	AstraZeneca plc	1,516,076	73,632
	Anglo American plc	1,396,170	68,399
	Standard Chartered plc	2,468,108	64,341
	Barclays plc	12,109,128	56,941
	Tesco plc	8,496,019	54,823
	Diageo plc	2,654,522	51,022
	Xstrata plc	2,178,889	48,248
	Royal Dutch Shell plc Class A	1,281,028	45,230
*	Lloyds Banking Group plc	43,303,522	43,822
	Unilever plc	1,359,804	39,543
	Reckitt Benckiser Group plc	653,520	35,523
	National Grid plc	3,700,546	32,965
	SABMiller plc	1,005,616	32,530
	Imperial Tobacco Group plc	1,078,751	30,825
	Prudential plc	2,690,942	29,151
	Centrica plc	5,463,666	27,988
	BT Group plc	8,235,503	23,223
	Aviva plc	2,977,448	21,258
	Rolls-Royce Group plc	1,957,248	20,008
	Tullow Oil plc	936,842	19,914
	BAE Systems plc	3,618,166	19,811
	Scottish & Southern Energy plc	979,899	18,186
	Compass Group plc	1,987,689	17,676
	Shire plc	592,775	15,650
	WPP plc	1,212,056	15,009
	British Sky Broadcasting Group plc	1,202,755	14,544
	Pearson plc	856,256	14,052
	Experian plc	1,072,371	13,307
*	Royal Bank of Scotland Group plc	18,347,615	12,235
	ARM Holdings plc	1,403,975	11,679
	Old Mutual plc	5,750,021	11,557
	Reed Elsevier plc	1,282,237	11,359
	Legal & General Group plc	6,195,600	11,016
	International Power plc	1,607,122	10,881

Smith & Nephew plc	938,740	10,524
* Wolseley plc	299,258	10,430
Kingfisher plc	2,490,904	10,049
* Cairn Energy plc	1,476,306	9,808
WM Morrison Supermarkets plc	2,244,826	9,585
Marks & Spencer Group plc	1,670,106	9,534
Antofagasta plc	416,673	9,434
Smiths Group plc	412,042	8,985
Man Group plc	1,883,255	8,868
Standard Life plc	2,382,760	8,769
Land Securities Group plc	804,760	8,701
Carnival plc	189,734	8,658
Vodafone Group plc ADR	299,744	8,501
BP plc ADR	167,389	7,946
RSA Insurance Group plc	3,637,252	7,922
Burberry Group plc	460,310	7,916
J Sainsbury plc	1,280,768	7,831
British Land Co. plc	929,712	7,727
Randgold Resources Ltd.	97,178	7,410
Capita Group plc	648,648	7,053
Johnson Matthey plc	226,392	6,998
Petrofac Ltd.	274,373	6,892
AMEC plc	350,392	6,732
Sage Group plc	1,403,191	6,627
Intercontinental Hotels Group plc	305,473	6,431
G4S plc	1,491,616	6,421
Associated British Foods plc	375,536	6,385
Resolution Ltd.	1,515,569	6,349
Aggreko plc	274,039	6,301
United Utilities Group plc	719,757	6,279
Next plc	194,084	6,150
Admiral Group plc	213,171	5,613
Weir Group plc	220,356	5,594
* Autonomy Corp. plc	229,944	5,512
Severn Trent plc	249,368	5,466
Kazakhmys plc	225,292	5,428
Whitbread plc	186,615	5,184
3i Group plc	1,034,214	5,133
Hammerson plc	745,785	5,125
Rexam plc	929,458	5,082
ICAP plc	590,619	5,072
Inmarsat plc	460,901	5,034
* ITV plc	3,924,688	4,889
Intertek Group plc	170,648	4,749
Vedanta Resources plc	126,338	4,606
Invensys plc	855,618	4,603
Serco Group plc	519,882	4,587
Lonmin plc	170,949	4,546
Eurasian Natural Resources Corp. plc	270,932	4,392
Bunzl plc	345,532	4,207
Cobham plc	1,220,694	4,105
Fresnillo plc	187,665	3,902
Investec plc	508,734	3,898
Balfour Beatty plc	717,646	3,864
Segro plc	799,403	3,823
Babcock International Group plc	380,423	3,516
Schroders plc	117,316	3,386
Capital Shopping Centres Group plc	559,259	3,293

Cable & Wireless Worldwide plc			2,846,215	3,232
Firstgroup plc			524,275	3,140
Home Retail Group plc			862,784	2,985
* Essar Energy plc			349,455	2,907
Thomas Cook Group plc			935,736	2,859
TUI Travel plc			598,685	2,427
London Stock Exchange Group plc			160,957	2,180
				2,546,015
Total Common Stocks (Cost $9,906,062)				7,744,855
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.1%)[1]
Money Market Fund (3.0%)
[2,3] Vanguard Market Liquidity Fund	0.207%		233,541,578	233,542

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.210%	6/3/11	5,000	4,996
United States Treasury Bill	0.200%	6/30/11	2,000	1,998
				6,994
Total Temporary Cash Investments (Cost $240,536)				240,536
Total Investments (102.4%) (Cost $10,146,598)				7,985,391
Other Assets and Liabilities-Net (-2.4%)[3]				(190,217)
Net Assets (100%)				7,795,174

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $164,532,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $171,553,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $3,497,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in

European Stock Index Fund

Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

European Stock Index Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2011	704	28,569	992
FTSE 100 Index	March 2011	217	20,274	(92)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Contract Amount (000)	Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	3/23/11	EUR	20,115USD	27,560	654
UBS AG	3/23/11	GBP	12,715USD	20,359	323

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At January 31, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

European Stock Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	32,254	7,711,857	744
Temporary Cash Investments	233,542	6,995	—
Futures Contracts—Liabilities[1]	(36)	—	—
Forward Currency Contracts—Assets	—	977	—
Total	265,760	7,719,828	744
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2011:

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2010	756
Change in Unrealized Appreciation (Depreciation)	(12)
Balance as of January 31, 2011	744

E. At January 31, 2011, the cost of investment securities for tax purposes was $10,149,128,000. Net unrealized depreciation of investment securities for tax purposes was $2,163,737,000, consisting of unrealized gains of $519,392,000 on securities that had risen in value since their purchase and $2,683,129,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Brazil (15.8%)
Vale SA Class B Pfd. ADR	21,201,704	656,829
Petroleo Brasileiro SA ADR Type A	18,413,235	612,240
Itau Unibanco Holding SA ADR	24,924,344	535,873
Petroleo Brasileiro SA ADR	13,656,422	501,600
Vale SA Class B ADR	13,566,725	472,529
Petroleo Brasileiro SA Prior Pfd.	27,963,628	454,444
Banco Bradesco SA ADR	18,809,282	355,872
Petroleo Brasileiro SA	19,207,388	346,250
Vale SA Prior Pfd.	10,321,777	315,731
Itausa - Investimentos Itau SA Prior Pfd.	34,402,834	243,324
Vale SA	7,033,938	240,857
Itau Unibanco Holding SA Prior Pfd.	10,971,176	234,239
BM&FBovespa SA	30,076,043	210,196
* OGX Petroleo e Gas Participacoes SA	20,301,152	209,594
Banco Bradesco SA Prior Pfd.	11,272,472	208,280
Cia de Bebidas das Americas ADR	7,504,280	200,364
Banco do Brasil SA	8,572,362	153,042
Cia Siderurgica Nacional SA ADR	8,338,887	142,261
Cia de Bebidas das Americas Prior Pfd.	4,220,970	113,415
BRF - Brasil Foods SA	6,290,180	103,204
Gerdau SA ADR	7,505,479	99,448
Banco Santander Brasil SA ADR	8,423,669	97,715
Bradespar SA Prior Pfd.	3,478,801	95,414
PDG Realty SA Empreendimentos e Participacoes	15,663,852	86,638
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	7,005,810	81,660
Cia de Concessoes Rodoviarias	2,935,374	81,055
Ultrapar Participacoes SA Prior Pfd.	1,101,688	69,527
Cia Energetica de Minas Gerais ADR	4,196,028	69,318
BRF - Brasil Foods SA ADR	4,160,950	69,280
Cielo SA	9,250,545	68,646
Natura Cosmeticos SA	2,560,715	65,594
Metalurgica Gerdau SA Prior Pfd. Class A	4,236,848	64,787
Redecard SA	4,988,764	61,651
Cia Siderurgica Nacional SA	3,640,220	60,490
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,577,540	60,199
Embraer SA ADR	1,700,660	56,122
All America Latina Logistica SA	6,579,727	55,576
Souza Cruz SA	1,141,813	54,537
Lojas Renner SA	1,806,471	52,451
Hypermarcas SA	4,260,848	50,713
Vivo Participacoes SA Prior Pfd.	1,440,152	48,381
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,367,159	48,231
Centrais Eletricas Brasileiras SA	3,314,961	44,546
Diagnosticos da America SA	3,562,000	43,271
BR Malls Participacoes SA	4,724,412	43,079
Usinas Siderurgicas de Minas Gerais SA	2,831,166	42,443
Cia Energetica de Sao Paulo Prior Pfd.	2,459,271	42,002
Centrais Eletricas Brasileiras SA Prior Pfd.	2,564,719	41,464
Anhanguera Educacional Participacoes SA	1,886,428	40,004

Gerdau SA Prior Pfd.	3,104,600	39,763
Tele Norte Leste Participacoes SA ADR	2,420,617	38,294
Cia Paranaense de Energia ADR	1,482,607	37,940
Duratex SA	3,925,261	37,676
Vivo Participacoes SA ADR	1,088,504	37,053
Lojas Americanas SA Prior Pfd.	4,552,438	36,568
Cia Energetica de Minas Gerais Prior Pfd.	2,183,195	35,886
MRV Engenharia e Participacoes SA	4,175,351	35,318
Cia de Saneamento Basico do Estado de Sao Paulo ADR	682,244	33,819
Totvs SA	336,000	32,654
Tractebel Energia SA	2,052,687	31,770
* Fibria Celulose SA	2,038,016	31,458
CPFL Energia SA	1,271,049	31,293
Gafisa SA	5,006,120	30,662
Cia Hering	1,887,733	28,991
JBS SA	7,482,450	28,279
Tele Norte Leste Participacoes SA Prior Pfd.	1,729,323	27,575
Cosan SA Industria e Comercio	1,756,950	27,435
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	1,405,423	27,401
Porto Seguro SA	1,662,704	25,934
Suzano Papel e Celulose SA Prior Pfd.	2,952,509	25,682
Banco do Estado do Rio Grande do Sul Prior Pfd.	2,601,722	25,597
Braskem SA Prior Pfd.	2,030,224	25,540
Tim Participacoes SA ADR	664,291	25,243
Localiza Rent a Car SA	1,600,559	24,052
AES Tiete SA Prior Pfd.	1,615,020	22,749
TAM SA Prior Pfd.	981,708	21,561
Klabin SA Prior Pfd.	6,318,061	21,528
Banco Santander Brasil SA	1,818,690	21,090
Rossi Residencial SA	2,675,519	21,042
Multiplan Empreendimentos Imobiliarios SA	1,069,619	20,527
* MMX Mineracao e Metalicos SA	3,388,500	20,348
Brasil Telecom SA Prior Pfd.	2,485,268	19,307
Odontoprev SA	1,422,941	19,206
* Vale Fertilizantes SA Prior Pfd.	1,628,067	18,606
Tele Norte Leste Participacoes SA	851,581	18,585
EcoRodovias Infraestrutura e Logistica SA	2,374,697	18,520
Gol Linhas Aereas Inteligentes SA Prior Pfd.	1,292,900	18,467
Marfrig Alimentos SA	2,271,995	18,373
EDP - Energias do Brasil SA	812,705	18,258
Embraer SA	2,239,149	18,161
Brasil Telecom SA ADR	763,889	17,883
Sul America SA	1,590,300	17,564
Amil Participacoes SA	1,756,700	16,956
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	503,400	15,404
Brookfield Incorporacoes SA	3,268,100	15,057
Telemar Norte Leste SA Prior Pfd.	443,250	13,391
Tim Participacoes SA Prior Pfd.	3,532,082	13,052
Cia de Saneamento Basico do Estado de Sao Paulo	513,582	12,570
B2W Cia Global Do Varejo	671,054	11,372
* Fibria Celulose SA ADR	601,706	9,212
Cia Paranaense de Energia Prior Pfd.	360,739	9,197
* Centrais Eletricas Brasileiras SA ADR	556,925	9,167
Braskem SA ADR	328,305	8,283
* CPFL Energia SA ADR	98,107	7,379
Gafisa SA ADR	530,255	6,639
* Gol Linhas Aereas Inteligentes SA ADR	382,045	5,532
^ TAM SA ADR	213,280	4,692

Centrais Eletricas Brasileiras SA ADR	198,920	2,711
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	62,119	2,340
* Centrais Eletricas Brasileiras SA Rights Exp. 02/14/2011	712,242	34
* Centrais Eletricas Brasileiras SA Rights Exp. 02/14/2011	431,529	21
		9,401,053
Chile (1.6%)
Empresas COPEC SA	7,060,085	121,044
Cencosud SA	14,333,314	96,652
Empresas CMPC SA	1,744,892	86,237
Empresa Nacional de Electricidad SA ADR	1,201,476	62,717
CAP SA	1,191,711	60,755
Lan Airlines SA	2,155,815	60,530
Sociedad Quimica y Minera de Chile SA ADR	1,090,902	58,341
Banco Santander Chile ADR	668,108	56,709
Enersis SA ADR	2,607,076	54,123
SACI Falabella	4,609,631	45,901
Enersis SA	76,541,430	31,702
Colbun SA	113,902,284	29,923
Banco de Credito e Inversiones	446,739	29,913
Empresa Nacional de Electricidad SA	17,220,915	29,646
ENTEL Chile SA	1,737,919	29,493
Cia Cervecerias Unidas SA	1,854,030	20,141
AES Gener SA	40,525,740	20,061
Vina Concha y Toro SA	8,004,076	18,716
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	344,350	18,450
Corpbanca	932,337,623	15,368
Banco Santander Chile	54,277,121	4,412
		950,834
China (17.7%)
China Mobile Ltd.	94,030,167	924,075
Industrial & Commercial Bank of China	944,059,003	700,229
China Construction Bank Corp.	747,033,857	654,269
CNOOC Ltd.	279,276,352	621,623
Bank of China Ltd.	973,599,277	504,212
PetroChina Co. Ltd.	329,191,679	458,755
China Life Insurance Co. Ltd.	115,977,470	450,602
Tencent Holdings Ltd.	15,735,572	410,570
China Petroleum & Chemical Corp.	250,129,540	275,475
Ping An Insurance Group Co. of China Ltd.	26,868,488	267,599
China Shenhua Energy Co. Ltd.	53,306,825	217,464
China Unicom Hong Kong Ltd.	92,735,048	152,971
China Merchants Bank Co. Ltd.	61,167,002	143,549
* Agricultural Bank of China Ltd.	263,391,325	129,411
China Telecom Corp. Ltd.	218,513,683	129,375
China Overseas Land & Investment Ltd.	64,329,076	122,062
Belle International Holdings Ltd.	66,544,500	114,375
Bank of Communications Co. Ltd.	104,283,950	99,143
Yanzhou Coal Mining Co. Ltd.	30,990,720	90,196
Hengan International Group Co. Ltd.	11,559,000	86,901
China Coal Energy Co. Ltd.	55,578,000	82,025
Want Want China Holdings Ltd.	94,416,285	79,080
China Merchants Holdings International Co. Ltd.	17,561,510	76,821
Dongfeng Motor Group Co. Ltd.	42,930,044	75,431
China Resources Enterprise Ltd.	19,069,460	75,006
^ Jiangxi Copper Co. Ltd.	22,180,044	70,423
China Yurun Food Group Ltd.	20,983,149	68,214
Tingyi Cayman Islands Holding Corp.	26,806,634	65,783

	China Citic Bank Corp. Ltd.	98,102,933	64,232
*,^ Aluminum Corp. of China Ltd.		62,735,160	61,907
	Inner Mongolia Yitai Coal Co. Class B	8,797,792	61,757
*	GOME Electrical Appliances Holdings Ltd.	162,559,805	61,407
	Anhui Conch Cement Co. Ltd.	13,014,768	60,525
	Kunlun Energy Co. Ltd.	39,200,330	57,761
	China Resources Land Ltd.	32,088,000	57,704
	China National Building Material Co. Ltd.	22,380,180	55,449
	China Communications Construction Co. Ltd.	66,853,704	53,904
	Kingboard Chemical Holdings Ltd.	9,414,626	53,802
*	GCL Poly Energy Holdings Ltd.	111,553,000	52,289
	China Pacific Insurance Group Co. Ltd.	12,994,994	51,330
	China Minsheng Banking Corp. Ltd.	60,292,600	51,317
	China Mengniu Dairy Co. Ltd.	17,971,356	50,357
*	PICC Property & Casualty Co. Ltd.	39,085,551	49,120
	Beijing Enterprises Holdings Ltd.	8,169,000	48,151
	COSCO Pacific Ltd.	25,712,988	48,149
	China Oilfield Services Ltd.	24,406,000	47,055
	Citic Pacific Ltd.	17,497,874	46,863
	China Railway Group Ltd.	63,740,608	46,344
	Zijin Mining Group Co. Ltd.	58,858,120	46,322
	China Resources Power Holdings Co. Ltd.	26,192,548	45,975
	Lenovo Group Ltd.	77,503,309	45,196
	CSR Corp. Ltd.	31,271,877	45,123
*,^ China COSCO Holdings Co. Ltd.		40,531,000	43,595
	Guangzhou Automobile Group Co. Ltd.	32,483,084	41,552
^	Alibaba.com Ltd.	20,554,632	40,776
^	Byd Co. Ltd.	8,244,255	40,588
	Evergrande Real Estate Group Ltd.	76,273,885	40,339
	Weichai Power Co. Ltd.	5,902,600	40,269
	Shimao Property Holdings Ltd.	25,525,257	38,637
	Huabao International Holdings Ltd.	25,086,838	37,116
*	Air China Ltd.	35,883,548	37,028
	Nine Dragons Paper Holdings Ltd.	26,190,000	36,977
	China Railway Construction Corp. Ltd.	29,492,765	36,163
	Shanghai Industrial Holdings Ltd.	8,779,045	35,472
	ENN Energy Holdings Ltd.	11,804,000	35,304
	Parkson Retail Group Ltd.	20,549,279	35,233
*	China Taiping Insurance Holdings Co. Ltd.	12,376,207	34,621
	Sinopharm Group Co.	9,600,800	33,875
^	Sino-Ocean Land Holdings Ltd.	50,832,302	33,746
^	Agile Property Holdings Ltd.	22,473,245	33,542
	Fushan International Energy Group Ltd.	47,733,984	32,581
^	ZTE Corp.	8,123,473	31,955
	Longfor Properties Co. Ltd.	20,890,280	31,252
	Chaoda Modern Agriculture Holdings Ltd.	42,963,067	30,840
	Poly Hong Kong Investments Ltd.	32,694,000	30,425
	Golden Eagle Retail Group Ltd.	11,010,000	30,181
^	China High Speed Transmission Equipment Group Co. Ltd.	18,954,280	29,222
^	Geely Automobile Holdings Ltd.	61,708,000	28,866
*,^ China Longyuan Power Group Corp.		31,295,000	28,168
	Huaneng Power International Inc.	50,424,174	28,083
	China Everbright Ltd.	13,248,010	27,657
	Shanghai Electric Group Co. Ltd.	45,847,257	27,483
	Shandong Weigao Group Medical Polymer Co. Ltd.	10,459,100	27,069
*,^ Brilliance China Automotive Holdings Ltd.		35,668,000	26,784
^	Angang Steel Co. Ltd.	17,980,374	26,635
^	Soho China Ltd.	33,407,606	26,491

	Country Garden Holdings Co.	69,286,821	25,850
	China Agri-Industries Holdings Ltd.	24,183,586	25,793
	China Shipping Development Co. Ltd.	21,268,750	25,693
	Zhuzhou CSR Times Electric Co. Ltd.	6,516,000	25,127
*	China Shipping Container Lines Co. Ltd.	53,336,618	24,804
	China International Marine Containers Group Co. Ltd. Class B	10,182,198	24,117
^	Great Wall Motor Co. Ltd.	15,192,500	24,027
^	Sinopec Shanghai Petrochemical Co. Ltd.	38,873,616	23,558
*	Semiconductor Manufacturing International Corp.	300,549,000	23,368
	Anta Sports Products Ltd.	14,567,000	23,252
	China BlueChemical Ltd.	27,921,405	23,006
*,^ China Rongsheng Heavy Industry Group Co. Ltd.		25,003,536	22,858
^	Guangzhou R&F Properties Co. Ltd.	15,450,800	22,833
	Zhaojin Mining Industry Co. Ltd.	6,254,000	22,794
^	Shui On Land Ltd.	47,328,237	22,689
	Zhejiang Expressway Co. Ltd.	24,012,704	22,453
^	Dongfang Electric Corp. Ltd.	5,302,830	22,397
	Guangdong Investment Ltd.	41,860,448	21,460
^	Li Ning Co. Ltd.	11,238,568	21,451
	Renhe Commercial Holdings Co. Ltd.	128,163,454	21,344
*	China Resources Cement Holdings Ltd.	27,814,686	21,270
	China Vanke Co. Ltd. Class B	17,031,856	21,132
	Jiangsu Expressway Co. Ltd.	19,352,139	20,763
	China Dongxiang Group Co.	47,309,788	20,582
	Fosun International Ltd.	24,680,237	19,322
	Tsingtao Brewery Co. Ltd.	4,210,000	19,290
	China Shanshui Cement Group Ltd.	23,770,000	18,644
^	Datang International Power Generation Co. Ltd.	52,830,568	18,479
	China Communications Services Corp. Ltd.	30,051,311	18,372
*,^ Metallurgical Corp. of China Ltd.		41,485,000	18,262
^	Hengdeli Holdings Ltd.	31,028,000	17,583
	Lee & Man Paper Manufacturing Ltd.	25,385,000	17,527
*	Yuexiu Property Co. Ltd.	69,960,000	17,114
	Beijing Capital International Airport Co. Ltd.	31,573,654	16,825
	Wumart Stores Inc.	7,951,000	16,676
^	Maanshan Iron & Steel	29,441,134	16,353
^	Skyworth Digital Holdings Ltd.	25,938,610	16,302
	China Gas Holdings Ltd.	37,256,000	16,199
^	China Shineway Pharmaceutical Group Ltd.	6,346,345	16,076
	KWG Property Holding Ltd.	21,276,500	15,873
	Lonking Holdings Ltd.	27,002,000	15,860
^	Franshion Properties China Ltd.	52,528,094	15,205
	BBMG Corp.	11,252,000	15,160
*	Sinofert Holdings Ltd.	26,773,917	14,824
*	China Southern Airlines Co. Ltd.	26,306,000	13,444
	China National Materials Co. Ltd.	15,365,000	13,279
	Greentown China Holdings Ltd.	10,972,500	12,522
	Hidili Industry International Development Ltd.	14,101,913	12,187
^	China Zhongwang Holdings Ltd.	24,862,932	11,913
^	Bosideng International Holdings Ltd.	38,402,000	11,908
*	China Travel International Inv HK	49,123,895	10,807
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,638,021	10,128
*,^ Hopson Development Holdings Ltd.		8,897,840	10,077
^	Sinotruk Hong Kong Ltd.	9,443,500	8,768
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	696,212	704
			10,554,507

Colombia (0.6%)
	BanColombia SA ADR	4,818,397	281,587
	Ecopetrol SA	12,867,353	27,357
	Grupo de Inversiones Suramericana SA	476,534	9,009
	Cementos Argos SA	909,298	5,571
	Corp Financiera Colombiana SA	285,000	5,357
	Inversiones Argos SA	504,109	5,183
	Almacenes Exito SA	414,237	5,102
	Interconexion Electrica SA	567,759	4,014
			343,180
Czech Republic (0.4%)
	CEZ AS	2,546,358	120,158
	Komercni Banka AS	243,287	58,119
	Telefonica O2 Czech Republic AS	1,856,599	42,451
			220,728
Egypt (0.2%)
	Orascom Construction Industries GDR	1,512,425	50,455
*	Orascom Telecom Holding SAE GDR	8,831,410	27,179
	Commercial International Bank Egypt SAE	1,681,514	10,475
	Egyptian Financial Group-Hermes Holding	1,068,078	4,818
*	Talaat Moustafa Group	4,105,576	4,577
	Telecom Egypt	1,443,930	3,952
*	Ezz Steel	1,155,019	3,141
	Egyptian Kuwaiti Holding Co.	2,456,711	3,088
*	National Societe Generale Bank SAE	400,000	2,921
	Egyptian Co. for Mobile Services	95,739	2,177
*	ElSewedy Electric Co.	190,736	1,489
			114,272
Hungary (0.4%)
*,^ OTP Bank plc		3,725,185	103,860
*	MOL Hungarian Oil and Gas plc	667,367	75,129
	Richter Gedeon Nyrt.	220,610	47,070
	Magyar Telekom Telecommunications plc	7,926,031	21,559
			247,618
India (7.2%)
	Infosys Technologies Ltd.	7,184,250	487,912
	Reliance Industries Ltd.	20,472,498	413,732
	ICICI Bank Ltd.	10,643,588	238,152
	Housing Development Finance Corp.	16,649,111	227,956
	Tata Consultancy Services Ltd.	7,294,080	184,261
	HDFC Bank Ltd. ADR	905,829	130,811
	ITC Ltd.	34,485,456	122,165
	Larsen & Toubro Ltd.	3,188,912	114,307
	Tata Motors Ltd.	3,930,793	97,945
	Bharat Heavy Electricals Ltd.	1,850,755	89,744
	Hindalco Industries Ltd.	17,248,096	87,102
	Axis Bank Ltd.	3,178,144	86,188
	Jindal Steel & Power Ltd.	5,804,961	84,343
	Hindustan Unilever Ltd.	13,617,770	80,443
	Oil & Natural Gas Corp. Ltd.	3,056,489	78,428
	Sterlite Industries India Ltd.	20,999,362	75,525
	HDFC Bank Ltd.	1,596,147	71,190
	Tata Steel Ltd.	4,523,865	63,490
	Mahindra & Mahindra Ltd.	4,057,817	63,060
	GAIL India Ltd.	5,898,598	61,253
	NTPC Ltd.	14,081,695	57,994

^ Wipro Ltd. ADR	4,057,983	53,484
* Coal India Ltd.	7,949,515	52,870
State Bank of India	901,717	52,064
Infrastructure Development Finance Co. Ltd.	15,148,624	48,882
Sun Pharmaceutical Industries Ltd.	4,802,245	46,126
Hero Honda Motors Ltd.	1,258,602	44,863
^ Dr Reddy's Laboratories Ltd. ADR	1,239,159	44,288
* Cairn India Ltd.	6,096,136	44,057
Adani Enterprises Ltd.	3,564,580	43,927
Tata Power Co. Ltd.	1,564,960	42,379
ICICI Bank Ltd. ADR	925,652	40,118
Sesa Goa Ltd.	5,479,481	39,248
Bajaj Auto Ltd.	1,365,331	37,134
Cipla Ltd.	5,106,328	37,076
Wipro Ltd.	3,757,640	35,865
Kotak Mahindra Bank Ltd.	4,237,433	35,739
United Spirits Ltd.	1,250,786	33,837
DLF Ltd.	6,482,188	31,624
Maruti Suzuki India Ltd.	1,079,392	29,567
Jaiprakash Associates Ltd.	15,100,472	27,354
Ambuja Cements Ltd.	9,887,333	27,294
HCL Technologies Ltd.	2,492,596	26,650
* Reliance Power Ltd.	8,988,818	26,555
Reliance Infrastructure Ltd.	1,708,095	26,449
Rural Electrification Corp. Ltd.	4,835,107	25,737
JSW Steel Ltd.	1,261,780	25,078
Steel Authority of India Ltd.	7,083,238	24,993
IndusInd Bank Ltd.	4,598,073	22,510
Reliance Communications Ltd.	8,387,963	22,438
Ultratech Cement Ltd.	1,017,524	22,253
Siemens India Ltd.	1,195,689	22,242
Unitech Ltd.	19,963,383	21,059
* Ranbaxy Laboratories Ltd.	1,712,399	20,327
Lupin Ltd.	2,180,958	20,162
Bharat Petroleum Corp. Ltd.	1,399,615	18,692
ACC Ltd.	841,840	18,240
Reliance Capital Ltd.	1,580,852	18,037
Zee Entertainment Enterprises Ltd.	7,043,278	17,673
LIC Housing Finance Ltd.	4,153,320	16,329
Canara Bank	1,193,658	15,679
* Indiabulls Real Estate Ltd.	5,532,707	14,531
Dr Reddy's Laboratories Ltd.	375,561	13,306
Piramal Healthcare Ltd.	1,349,589	12,950
* GMR Infrastructure Ltd.	14,762,929	12,675
* Suzlon Energy Ltd.	11,528,647	12,408
* Satyam Computer Services Ltd.	8,520,297	11,166
United Phosphorus Ltd.	3,668,600	10,953
* Housing Development & Infrastructure Ltd.	3,125,536	8,967
Aditya Birla Nuvo Ltd.	518,167	8,468
State Bank of India GDR	43,236	5,080
		4,285,404
Indonesia (2.1%)
Astra International Tbk PT	31,920,590	172,622
Telekomunikasi Indonesia Tbk PT	158,916,479	132,916
Bank Central Asia Tbk PT	194,016,724	121,235
Bank Rakyat Indonesia Persero Tbk PT	174,801,600	94,381
Bumi Resources Tbk PT	276,669,052	84,732

Perusahaan Gas Negara PT	173,158,480	81,279
Bank Mandiri Tbk PT	116,139,524	76,426
United Tractors Tbk PT	24,017,169	56,683
Unilever Indonesia Tbk PT	24,859,230	41,369
Semen Gresik Persero Tbk PT	47,775,820	40,937
Adaro Energy Tbk PT	161,494,250	40,173
Indofood Sukses Makmur Tbk PT	74,331,796	38,616
Bank Negara Indonesia Persero Tbk PT	105,913,314	37,780
Gudang Garam Tbk PT	9,153,000	37,699
Indocement Tunggal Prakarsa Tbk PT	24,001,603	35,945
Indo Tambangraya Megah PT	6,426,300	32,895
Tambang Batubara Bukit Asam Tbk PT	13,654,857	29,814
Bank Danamon Indonesia Tbk PT	42,659,349	28,071
International Nickel Indonesia Tbk PT	39,377,150	20,025
Charoen Pokphand Indonesia Tbk PT	120,027,425	19,871
Kalbe Farma Tbk PT	61,733,938	19,278
Aneka Tambang Tbk PT	57,023,659	13,712
Astra Agro Lestari Tbk PT	5,494,180	13,181
Indosat Tbk PT	24,042,273	12,964
		1,282,604
Malaysia (3.0%)
CIMB Group Holdings Bhd.	61,939,048	170,079
Malayan Banking Bhd.	49,361,658	140,810
Sime Darby Bhd.	42,025,713	126,183
Genting Bhd.	35,092,790	122,240
IOI Corp. Bhd.	52,808,978	99,040
Tenaga Nasional Bhd.	38,856,707	78,231
Public Bank Bhd. (Foreign)	16,163,947	70,753
* Axiata Group Bhd.	40,457,694	63,805
* Petronas Chemicals Group Bhd.	31,876,670	63,740
AMMB Holdings Bhd.	28,830,258	62,646
Maxis Bhd.	35,853,550	62,534
Kuala Lumpur Kepong Bhd.	7,683,948	53,571
Genting Malaysia Bhd.	47,334,790	51,782
MISC Bhd.	17,715,490	48,117
DiGi.Com Bhd.	5,611,973	46,954
PPB Group Bhd.	6,730,208	37,648
IJM Corp. Bhd.	17,259,450	36,937
PLUS Expressways Bhd.	23,072,082	33,043
Gamuda Bhd.	25,870,516	32,253
British American Tobacco Malaysia Bhd.	2,026,146	31,278
Petronas Gas Bhd.	8,083,376	29,384
YTL Corp. Bhd.	10,937,608	28,952
YTL Power International Bhd.	35,541,927	27,291
UMW Holdings Bhd.	9,332,920	21,978
Hong Leong Bank Bhd.	7,272,432	21,976
Telekom Malaysia Bhd.	17,827,040	21,661
SP Setia Bhd.	10,169,952	21,337
* AirAsia Bhd.	21,114,048	19,097
RHB Capital Bhd.	6,147,035	16,985
Petronas Dagangan Bhd.	4,152,500	16,388
Berjaya Sports Toto Bhd.	11,416,096	15,703
Bursa Malaysia Bhd.	5,456,714	14,872
Lafarge Malayan Cement Bhd.	5,689,520	14,590
Alliance Financial Group Bhd.	13,136,217	13,678
Parkson Holdings Bhd.	6,716,323	12,379
MMC Corp. Bhd.	11,691,500	10,812

* Malaysian Airline System Bhd.	14,639,800	9,657
Genting Plantations Bhd.	3,385,500	9,304
Berjaya Corp. Bhd.	24,595,400	8,761
Hong Leong Financial Group Bhd.	2,929,000	8,401
Public Bank Bhd. (Local)	157,228	687
		1,775,537
Mexico (4.5%)
America Movil SAB de CV	311,218,998	886,375
Wal-Mart de Mexico SAB de CV	98,278,092	273,017
Grupo Mexico SAB de CV Class B	59,920,718	234,131
Fomento Economico Mexicano SAB de CV	33,960,408	180,202
* Grupo Televisa SA	36,891,402	177,721
* Cemex SAB de CV	146,090,125	138,010
Grupo Financiero Banorte SAB de CV	22,133,990	98,491
Telefonos de Mexico SAB de CV	84,689,979	73,443
Grupo Modelo SAB de CV	10,064,387	62,032
Grupo Financiero Inbursa SA	13,264,830	57,888
Industrias Penoles SAB de CV	1,583,641	52,501
Alfa SAB de CV Class A	4,712,531	51,325
Grupo Elektra SA de CV	1,171,025	48,667
Grupo Bimbo SAB de CV Class A	5,744,688	48,506
Kimberly-Clark de Mexico SAB de CV Class A	8,576,004	47,373
Mexichem SAB de CV	13,000,270	46,414
* Minera Frisco SAB de CV	9,181,666	39,259
Coca-Cola Femsa SAB de CV	4,415,345	34,923
Embotelladoras Arca SAB de CV	6,389,992	34,155
Banco Compartamos SA de CV	3,712,600	29,074
Grupo Carso SAB de CV	9,303,466	26,804
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,509,607	25,403
* Urbi Desarrollos Urbanos SAB de CV	8,257,493	19,985
* Desarrolladora Homex SAB de CV	3,689,890	18,755
Grupo Aeroportuario del Pacifico SAB de CV ADR	121,617	4,761
* Inmuebles Carso SAB de CV	760,702	809
		2,710,024
Morocco (0.0%)
Maroc Telecom	407,304	7,627
Douja Promotion Groupe Addoha SA	399,586	5,020
Attijariwafa Bank	88,455	4,532
		17,179
Peru (0.6%)
Southern Copper Corp.	3,043,365	136,403
Cia de Minas Buenaventura SA ADR	2,446,126	100,291
Credicorp Ltd. (New York Shares)	689,811	71,920
Credicorp Ltd.	371,083	38,704
Cia de Minas Buenaventura SA	548,411	22,570
Southern Copper Corp.	305,551	13,750
		383,638
Philippines (0.5%)
Philippine Long Distance Telephone Co.	755,665	41,991
SM Investments Corp.	3,026,876	32,068
Ayala Land Inc.	91,917,450	30,606
Bank of the Philippine Islands	24,161,266	28,161
Manila Electric Co.	5,628,397	27,397
Ayala Corp.	2,876,226	22,148
SM Prime Holdings Inc.	80,914,838	18,931
Alliance Global Group Inc.	69,070,798	18,037

	Metropolitan Bank & Trust	11,918,805	17,531
	Aboitiz Power Corp.	25,682,326	16,181
	Energy Development Corp.	103,837,853	13,632
	Banco de Oro Unibank Inc.	10,825,891	12,453
	Jollibee Foods Corp.	7,152,419	12,159
	Globe Telecom Inc.	565,753	9,848
			301,143
Poland (1.7%)
	Powszechna Kasa Oszczednosci Bank Polski SA	9,792,114	140,239
^	KGHM Polska Miedz SA	2,206,106	129,021
	Bank Pekao SA	1,848,539	110,089
^	Powszechny Zaklad Ubezpieczen SA	747,539	89,957
*	Polski Koncern Naftowy Orlen SA	5,100,882	84,683
	PGE Polska Grupa Energetyczna SA	10,395,062	82,959
	Telekomunikacja Polska SA	11,710,890	68,680
	Polskie Gornictwo Naftowe i Gazownictwo SA	29,842,990	37,846
*,^ Tauron Polska Energia SA		16,985,853	37,275
	Bank Zachodni WBK SA	359,707	27,395
*	BRE Bank SA	244,549	25,868
*,^ Getin Holding SA		5,829,251	25,311
^	Asseco Poland SA	1,076,878	19,868
*,^ Globe Trade Centre SA		2,451,200	17,920
^	TVN SA	2,775,248	16,104
*	Grupa Lotos SA	1,111,705	15,956
	Bank Handlowy w Warszawie SA	452,531	15,023
	Enea SA	1,886,864	14,850
*	Kernel Holding SA	479,031	13,509
^	PBG SA	167,085	11,879
*	ING Bank Slaski SA	38,977	11,568
*	Bank Millennium SA	5,181,195	9,002
^	Cyfrowy Polsat SA	1,510,081	8,329
			1,013,331
Russia (6.9%)
	Gazprom OAO ADR	36,773,145	976,782
	Sberbank of Russia	131,995,788	468,575
	Lukoil OAO ADR	7,194,389	441,732
	MMC Norilsk Nickel OJSC ADR	10,831,636	275,850
	Rosneft Oil Co. GDR	21,541,481	184,850
	NovaTek OAO GDR	1,447,727	163,981
	Mobile Telesystems OJSC ADR	7,909,320	151,147
	Gazprom OAO	19,543,113	129,183
	Surgutneftegas OJSC ADR	11,406,985	126,655
	Tatneft ADR	3,040,520	108,171
	VTB Bank OJSC GDR	13,175,819	94,257
	Magnit OJSC GDR	3,461,702	90,505
	Uralkali	11,579,342	87,663
*	Federal Hydrogenerating Co. JSC	1,710,096,486	85,505
	Mechel ADR	2,247,614	70,867
*	Federal Grid Co. Unified Energy System JSC	4,527,614,653	67,326
	Novolipetsk Steel OJSC GDR	1,516,033	64,922
	Surgutneftegas OJSC Prior Pfd.	107,255,874	61,904
	Polyus Gold OJSC ADR	1,209,076	40,644
	Severstal OAO GDR	1,943,797	35,040
	Sberbank of Russia Prior Pfd.	14,530,894	34,792
	Wimm-Bill-Dann Foods OJSC ADR	1,050,417	34,737
	Sistema JSFC GDR	1,489,467	34,183
	AK Transneft OAO Prior Pfd.	24,519	31,841

Rosneft Oil Co.	3,662,063	31,337
* Polymetal JSC	1,530,381	26,188
Severstal OAO	1,417,762	25,696
* OGK-4 OJSC	246,999,305	24,411
Tatneft	4,266,590	23,179
* Inter Rao Ues OAO	12,540,031,536	19,939
* Raspadskaya	2,531,162	19,209
* TMK OAO GDR	946,915	19,041
* Comstar United Telesystems OJSC GDR	2,115,084	13,717
Lukoil OAO	187,732	11,560
Polyus Gold OJSC	191,061	11,440
MMC Norilsk Nickel	30,127	7,552
Surgutneftegas OJSC	4,067,284	4,560
* RusHydro Assimilation Line	48,252,970	2,413
VTB Bank OJSC	442,200,349	1,588
* Federal Hydrogenerating Co. JSC	10,398,901	520
		4,103,462
South Africa (7.1%)
MTN Group Ltd.	25,858,063	443,895
Sasol Ltd.	8,987,161	433,732
Naspers Ltd.	6,004,247	313,288
Standard Bank Group Ltd.	18,458,986	270,096
AngloGold Ashanti Ltd.	5,933,150	254,566
Impala Platinum Holdings Ltd.	7,855,475	224,050
Gold Fields Ltd.	11,028,263	174,214
FirstRand Ltd.	44,382,196	120,304
Sanlam Ltd.	29,768,078	112,643
Remgro Ltd.	6,823,857	103,907
* Anglo Platinum Ltd.	1,031,269	101,318
Bidvest Group Ltd.	4,661,353	99,715
ABSA Group Ltd.	5,075,424	93,969
Shoprite Holdings Ltd.	6,444,032	79,892
Kumba Iron Ore Ltd.	1,269,153	79,821
Harmony Gold Mining Co. Ltd.	6,103,077	66,395
Tiger Brands Ltd.	2,557,485	66,170
Steinhoff International Holdings Ltd.	19,484,387	63,106
RMB Holdings Ltd.	11,520,395	61,468
Truworths International Ltd.	6,880,640	61,063
Massmart Holdings Ltd.	3,036,402	60,328
Growthpoint Properties Ltd.	24,580,281	58,913
African Bank Investments Ltd.	11,503,488	58,388
Vodacom Group Ltd.	5,927,889	57,753
Nedbank Group Ltd.	2,815,319	49,858
African Rainbow Minerals Ltd.	1,686,245	49,491
Aspen Pharmacare Holdings Ltd.	4,104,351	48,653
Redefine Properties Ltd.	40,946,326	43,393
* Sappi Ltd.	8,518,638	43,126
Imperial Holdings Ltd.	2,698,982	41,425
Exxaro Resources Ltd.	1,998,977	40,032
MMI Holdings Ltd.	16,682,432	38,148
Woolworths Holdings Ltd.	11,549,882	37,771
Pretoria Portland Cement Co. Ltd.	8,433,351	36,603
Foschini Group Ltd.	3,278,315	36,280
Spar Group Ltd.	2,717,648	34,344
Netcare Ltd.	17,063,379	34,291
ArcelorMittal South Africa Ltd.	2,844,011	32,429
Aveng Ltd.	5,996,521	31,702

	Investec Ltd.	3,778,396	28,409
	Reunert Ltd.	2,862,355	25,476
	Discovery Holdings Ltd.	4,362,218	22,853
	Murray & Roberts Holdings Ltd.	5,091,601	22,019
	Pick n Pay Stores Ltd.	3,531,221	21,041
	Telkom SA Ltd.	4,297,252	21,022
	Liberty Holdings Ltd.	1,687,071	16,947
	Northam Platinum Ltd.	1,416,941	8,477
			4,222,784
South Korea (14.6%)
2	Samsung Electronics Co. Ltd. GDR	2,080,843	909,618
	Samsung Electronics Co. Ltd.	687,010	603,671
	Hyundai Motor Co.	2,396,927	382,585
	POSCO ADR	2,932,623	299,538
	LG Chem Ltd.	728,238	273,616
	Hyundai Heavy Industries Co. Ltd.	585,462	254,927
	Hyundai Mobis	1,060,300	244,170
*,^ Hynix Semiconductor Inc.		7,892,440	208,210
	Samsung Electronics Co. Ltd. Prior Pfd.	323,221	191,442
	Kia Motors Corp.	3,691,214	180,148
	SK Innovation Co. Ltd.	946,782	175,527
	Shinhan Financial Group Co. Ltd. ADR	1,941,893	173,236
	KB Financial Group Inc. ADR	3,293,052	171,469
	LG Electronics Inc.	1,480,013	154,157
	Samsung C&T Corp.	1,939,333	122,986
	LG Display Co. Ltd.	3,604,906	122,453
	POSCO	291,535	118,533
	Hana Financial Group Inc.	2,964,130	117,657
	Samsung Fire & Marine Insurance Co. Ltd.	558,265	115,458
*	NHN Corp.	645,840	115,217
	Shinsegae Co. Ltd.	223,455	114,750
	LG Corp.	1,475,789	111,840
	Samsung Electro-Mechanics Co. Ltd.	940,726	109,729
	Shinhan Financial Group Co. Ltd.	2,471,389	109,688
	Hyundai Steel Co.	877,442	108,412
	Samsung Heavy Industries Co. Ltd.	2,512,141	95,155
	KB Financial Group Inc.	1,842,818	95,019
	KT&G Corp.	1,709,387	89,848
	Samsung Engineering Co. Ltd.	468,829	82,902
	Hyundai Engineering & Construction Co. Ltd.	1,044,719	81,437
	OCI Co. Ltd.	236,250	80,355
	Cheil Industries Inc.	715,509	76,168
	Samsung SDI Co. Ltd.	539,201	75,397
	Honam Petrochemical Corp.	228,164	73,836
	Samsung Life Insurance Co. Ltd.	788,232	72,342
	S-Oil Corp.	718,860	71,453
*	Korea Electric Power Corp. ADR	5,594,104	71,213
	SK Telecom Co. Ltd. ADR	3,879,409	67,114
	Lotte Shopping Co. Ltd.	162,056	65,263
	Samsung Securities Co. Ltd.	799,337	63,288
	GS Holdings	817,899	61,069
	SK Holdings Co. Ltd.	401,225	59,651
	GS Engineering & Construction Corp.	548,987	58,417
	Woori Finance Holdings Co. Ltd.	4,354,912	55,488
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,453,592	53,323
	LG Household & Health Care Ltd.	135,980	49,127
	Samsung Techwin Co. Ltd.	580,427	48,691

Hanwha Chem Corp.	1,351,890	48,405
Daelim Industrial Co. Ltd.	433,176	48,292
Amorepacific Corp.	48,875	47,354
KT Corp. ADR	2,377,572	46,791
Daewoo Securities Co. Ltd.	1,980,900	46,649
Doosan Heavy Industries and Construction Co. Ltd.	664,430	46,585
NCSoft Corp.	228,952	39,201
Industrial Bank of Korea	2,480,770	37,688
Korea Exchange Bank	3,968,010	37,314
Hanwha Corp.	727,836	36,944
Korea Zinc Co. Ltd.	137,210	36,596
Korean Air Lines Co. Ltd.	556,418	36,005
Kangwon Land Inc.	1,558,348	35,851
Hyundai Motor Co. 2nd Pfd.	603,960	35,674
* Doosan Infracore Co. Ltd.	1,277,312	34,264
Samsung Card Co.	696,253	34,232
Hyundai Mipo Dockyard	176,397	32,502
* Korea Electric Power Corp.	1,260,981	31,984
Hyosung Corp.	372,205	30,481
Hyundai Development Co.	908,166	30,308
KT Corp.	811,396	30,241
Korea Investment Holdings Co. Ltd.	639,175	28,808
* Celltrion Inc.	892,035	28,661
Hyundai Department Store Co. Ltd.	241,698	28,317
Hankook Tire Co. Ltd.	1,146,946	28,235
Busan Bank	2,335,619	28,001
Dongbu Insurance Co. Ltd.	686,301	27,891
SK Telecom Co. Ltd.	190,067	27,856
Hanjin Shipping Co. Ltd.	831,140	27,571
Woori Investment & Securities Co. Ltd.	1,407,451	27,270
LS Corp.	285,332	25,952
Daegu Bank Ltd.	1,882,325	25,886
Glovis Co. Ltd.	184,576	25,565
Woongjin Coway Co. Ltd.	811,779	25,254
Hyundai Securities Co.	1,957,331	24,924
Doosan Corp.	158,797	23,776
Daewoo Engineering & Construction Co. Ltd.	1,867,714	22,903
KCC Corp.	75,556	22,890
SK C&C Co. Ltd.	248,973	22,722
LG Uplus Corp.	3,822,358	22,300
^ LG Innotek Co. Ltd.	165,481	20,855
CJ CheilJedang Corp.	118,123	20,259
Korea Life Insurance Co. Ltd.	2,879,660	20,018
Dongkuk Steel Mill Co. Ltd.	620,232	19,907
Seoul Semiconductor Co. Ltd.	537,869	19,704
^ Daewoo International Corp.	575,895	19,453
Mando Corp.	149,559	19,286
Hyundai Motor Co. Prior Pfd.	340,168	18,797
Hyundai Merchant Marine Co. Ltd.	619,790	18,661
Yuhan Corp.	137,775	18,464
LG Chem Ltd. Prior Pfd.	127,979	18,446
Mirae Asset Securities Co. Ltd.	386,303	17,359
STX Pan Ocean Co. Ltd.	1,726,320	16,643
SK Networks Co. Ltd.	1,451,590	15,924
Hanjin Heavy Industries & Construction Co. Ltd.	448,421	15,433
LS Industrial Systems Co. Ltd.	217,051	14,748
Korea Gas Corp.	393,996	14,713
Lotte Confectionery Co. Ltd.	10,104	12,780

LG Electronics Inc. Prior Pfd.	299,861	11,613
* SK Broadband Co. Ltd.	2,544,220	11,515
S1 Corp.	239,284	11,468
Tong Yang Securities Inc.	1,319,056	10,664
		8,700,446
Taiwan (11.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	46,768,569	611,265
Hon Hai Precision Industry Co. Ltd.	133,457,388	571,465
Taiwan Semiconductor Manufacturing Co. Ltd.	146,060,045	382,046
HTC Corp.	10,746,518	359,276
Formosa Plastics Corp.	61,089,458	209,258
Nan Ya Plastics Corp.	72,242,439	199,762
MediaTek Inc.	14,488,975	196,594
Cathay Financial Holding Co. Ltd.	102,390,912	189,513
China Steel Corp.	155,454,037	180,643
Formosa Chemicals & Fibre Corp.	43,584,164	159,482
Delta Electronics Inc.	27,821,245	128,371
* Chunghwa Telecom Co. Ltd. ADR	4,040,042	120,676
Chinatrust Financial Holding Co. Ltd.	137,361,673	116,756
Fubon Financial Holding Co. Ltd.	80,099,513	111,522
Acer Inc.	39,359,105	106,935
Mega Financial Holding Co. Ltd.	118,888,512	96,384
* Chimei Innolux Corp.	73,279,699	92,008
Compal Electronics Inc.	64,671,137	85,441
United Microelectronics Corp. ADR	25,854,465	82,217
Quanta Computer Inc.	38,784,370	81,944
Asustek Computer Inc.	8,713,753	78,249
Yuanta Financial Holding Co. Ltd.	95,454,773	76,953
Uni-President Enterprises Corp.	56,196,749	76,181
Far Eastern New Century Corp.	44,282,889	75,248
* AU Optronics Corp. ADR	7,476,011	71,770
Taiwan Mobile Co. Ltd.	29,259,185	68,990
First Financial Holding Co. Ltd.	73,680,692	67,346
China Development Financial Holding Corp.	137,368,002	62,995
Chunghwa Telecom Co. Ltd.	20,157,613	61,633
Advanced Semiconductor Engineering Inc. ADR	9,921,048	60,717
Formosa Petrochemical Corp.	18,047,341	58,379
Wistron Corp.	28,824,911	56,454
Taiwan Cement Corp.	50,604,777	54,418
Hua Nan Financial Holdings Co. Ltd.	59,802,678	48,522
Chang Hwa Commercial Bank	56,802,094	48,047
Synnex Technology International Corp.	18,006,185	47,249
Taiwan Cooperative Bank	55,085,095	46,606
Lite-On Technology Corp.	32,211,288	43,750
Taiwan Fertilizer Co. Ltd.	11,599,200	43,493
* Shin Kong Financial Holding Co. Ltd.	84,360,775	42,643
* AU Optronics Corp.	41,986,669	41,134
Siliconware Precision Industries Co. ADR	5,919,357	41,021
Unimicron Technology Corp.	19,787,754	40,983
Foxconn Technology Co. Ltd.	10,129,732	40,834
SinoPac Financial Holdings Co. Ltd.	83,963,813	40,604
Cheng Shin Rubber Industry Co. Ltd.	17,940,930	39,501
Macronix International	51,168,318	39,399
United Microelectronics Corp.	63,214,970	39,043
Largan Precision Co. Ltd.	1,405,135	38,290
Far EasTone Telecommunications Co. Ltd.	24,756,043	37,051
* Taishin Financial Holding Co. Ltd.	62,592,208	36,197

Epistar Corp.	9,645,732	35,151
President Chain Store Corp.	8,219,547	34,962
* Wintek Corp.	20,149,000	34,456
Powertech Technology Inc.	9,188,056	34,205
Catcher Technology Co. Ltd.	8,099,663	33,335
WPG Holdings Ltd.	17,008,305	33,160
E.Sun Financial Holding Co. Ltd.	48,107,084	32,766
Pou Chen Corp.	34,457,155	32,661
* Pegatron Corp.	23,572,709	32,642
Advanced Semiconductor Engineering Inc.	25,725,479	32,003
Asia Cement Corp.	28,120,667	30,983
* Walsin Lihwa Corp.	48,234,770	29,125
* China Petrochemical Development Corp.	23,888,000	26,977
Yulon Motor Co. Ltd.	12,526,736	26,136
Tripod Technology Corp.	5,595,657	25,775
KGI Securities Co. Ltd.	44,219,000	25,526
Novatek Microelectronics Corp.	7,680,287	25,321
* Eva Airways Corp.	21,780,891	25,024
Siliconware Precision Industries Co.	16,727,860	23,612
* China Airlines Ltd.	30,249,765	23,036
Far Eastern Department Stores Co. Ltd.	12,782,371	22,544
Polaris Securities Co. Ltd.	32,166,675	22,493
* E Ink Holdings Inc.	12,058,000	21,817
Simplo Technology Co. Ltd.	3,025,300	21,376
TSRC Corp.	7,398,398	19,374
* Yang Ming Marine Transport Corp.	18,602,450	18,667
* Evergreen Marine Corp. Taiwan Ltd.	17,733,879	18,529
* Powerchip Technology Corp.	76,789,023	18,294
China Life Insurance Co. Ltd.	17,351,500	18,165
Taiwan Glass Industrial Corp.	13,539,566	18,056
Inventec Co. Ltd.	30,211,633	17,702
LCY Chemical Corp.	6,826,278	17,397
Clevo Co.	7,810,938	17,140
Richtek Technology Corp.	2,195,626	17,049
Sino-American Silicon Products Inc.	4,167,000	17,039
* Inotera Memories Inc.	26,992,436	16,997
Giant Manufacturing Co. Ltd.	4,269,121	16,599
Ruentex Industries Ltd.	6,924,115	16,310
* Tatung Co. Ltd.	69,607,400	16,291
* Taiwan Business Bank	34,672,480	16,016
* Qisda Corp.	22,364,928	15,756
Motech Industries Inc.	3,924,522	15,685
Coretronic Corp.	9,363,000	15,663
U-Ming Marine Transport Corp.	7,151,652	15,378
Young Fast Optoelectronics Co. Ltd.	1,512,078	15,067
* HannStar Display Corp.	76,656,202	15,007
Teco Electric and Machinery Co. Ltd.	23,828,000	14,870
* Winbond Electronics Corp.	39,117,000	14,477
Everlight Electronics Co. Ltd.	4,772,742	14,450
Kinsus Interconnect Technology Corp.	4,304,029	13,859
* Nanya Technology Corp.	21,711,479	13,740
Phison Electronics Corp.	2,108,297	13,697
Advantech Co. Ltd.	4,400,694	13,556
Highwealth Construction Corp.	5,645,000	13,261
Feng Hsin Iron & Steel Co.	6,691,310	12,875
Realtek Semiconductor Corp.	5,466,405	12,834
Tung Ho Steel Enterprise Corp.	10,843,144	12,755
Chicony Electronics Co. Ltd.	5,746,768	12,529

* Wan Hai Lines Ltd.	14,912,148	12,457
Eternal Chemical Co. Ltd.	10,389,164	12,326
* CMC Magnetics Corp.	44,259,700	12,097
Nan Ya Printed Circuit Board Corp.	3,096,623	11,644
Formosa Taffeta Co. Ltd.	11,553,868	11,510
Farglory Land Development Co. Ltd.	4,354,688	10,805
Cheng Uei Precision Industry Co. Ltd.	4,795,148	10,674
Ruentex Development Co. Ltd.	6,708,000	10,113
Mitac International Corp.	19,042,434	9,724
* Nan Kang Rubber Tire Co. Ltd.	6,055,000	9,567
Capital Securities Corp.	17,361,140	9,332
Tainan Spinning Co. Ltd.	12,462,000	8,790
* Chunghwa Picture Tubes	57,326,710	8,759
Formosa International Hotels Corp.	481,229	8,259
Evergreen International Storage & Transport Corp.	8,262,000	7,664
Transcend Information Inc.	2,521,981	7,482
China Motor Corp.	7,412,000	6,984
Pixart Imaging Inc.	1,432,278	6,623
Vanguard International Semiconductor Corp.	10,158,396	5,806
* Tatung Co. Ltd. GDR	392,499	1,844
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		7,107,888
Thailand (1.6%)
PTT PCL (Foreign)	10,648,337	115,493
PTT Exploration & Production PCL (Foreign)	18,249,118	95,677
Siam Commercial Bank PCL (Foreign)	23,799,057	72,433
Kasikornbank PCL (Foreign)	18,661,449	71,299
Bangkok Bank PCL (Foreign)	13,471,331	65,637
Siam Cement PCL (Foreign)	5,470,517	58,975
* Banpu PCL (Local)	1,627,200	38,453
* Bangkok Bank PCL (Local)	7,749,443	37,384
CP ALL PCL (Foreign)	27,913,715	34,791
Advanced Info Service PCL (Foreign)	13,286,677	34,407
* Kasikornbank PCL	8,687,700	32,349
* PTT PCL	2,777,500	30,125
Thai Oil PCL (Foreign)	11,584,400	26,008
Charoen Pokphand Foods PCL (Foreign)	35,629,700	25,343
Banpu PCL	980,867	23,305
IRPC PCL (Foreign)	138,017,360	22,737
Indorama Ventures PCL	17,434,838	22,022
PTT Aromatics & Refining PCL (Foreign)	15,021,011	18,180
Krung Thai Bank PCL (Foreign)	33,902,721	17,417
PTT Chemical PCL (Foreign)	3,853,938	17,406
Bank of Ayudhya PCL(Local)	20,700,834	16,486
* Thai Airways International PCL	10,832,400	13,231
BEC World PCL (Foreign)	10,649,325	10,906
* PTT Chemical PCL	2,093,847	9,457
* CP ALL PCL (Local)	7,577,900	9,445
* Charoen Pokphand Foods PCL	13,236,500	9,415
Glow Energy PCL (Foreign)	6,536,455	8,519
* Bank of Ayudhya PCL (Local)	9,685,600	7,714
* PTT Aromatics & Refining PCL	3,219,000	3,896
* IRPC PCL	23,533,500	3,877
* BEC World PCL	3,400,400	3,483
* Thai Oil PCL	1,430,300	3,211
* Krung Thai Bank PCL	5,944,800	3,054
* Advanced Info Service PCL (Local)	1,134,500	2,938

* Glow Energy PCL			1,183,000	1,542
* PTT Exploration and Production PCL (Local)			136,500	716
* Indorama Ventures PCL Rights Exp. 02/25/2011			1,729,326	114
				967,445
Turkey (1.4%)
Turkiye Garanti Bankasi AS			32,840,080	145,970
Akbank TAS			18,742,447	88,116
Turkiye Is Bankasi			24,769,625	77,723
Turkcell Iletisim Hizmet AS			12,227,727	75,060
Tupras Turkiye Petrol Rafinerileri AS			2,002,280	51,882
BIM Birlesik Magazalar AS			1,350,284	43,391
Haci Omer Sabanci Holding AS (Bearer)			9,837,703	41,823
* Yapi ve Kredi Bankasi AS			13,852,288	40,436
Anadolu Efes Biracilik Ve Malt Sanayii AS			3,238,985	40,077
Turkiye Halk Bankasi AS			5,025,739	39,583
KOC Holding AS			9,705,866	39,566
Turk Telekomunikasyon AS			8,502,023	34,920
Turkiye Vakiflar Bankasi Tao			12,218,536	30,098
* Turk Hava Yollari			6,668,186	21,591
* Eregli Demir ve Celik Fabrikalari TAS			6,441,178	20,249
Enka Insaat ve Sanayi AS			4,789,627	18,098
Arcelik AS			2,693,278	14,005
Coca-Cola Icecek AS			1,072,890	12,035
Asya Katilim Bankasi AS			5,528,039	9,640
				844,263
Total Common Stocks (Cost $47,183,801)				59,547,340
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.1%)
[3,4] Vanguard Market Liquidity Fund	0.207%		630,779,126	630,779

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Fannie Mae Discount Notes	0.240%	3/31/11	1,200	1,200
[5,6] Freddie Mac Discount Notes	0.240%	3/14/11	2,000	1,999
				3,199
Total Temporary Cash Investments (Cost $633,978)				633,978
Total Investments (100.9%) (Cost $47,817,779)				60,181,318
Other Assets and Liabilities-Net (-0.9%)[3]				(526,601)
Net Assets (100%)				59,654,717

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $525,638,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of this security represented 1.5% of net assets.
3 Includes $559,280,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5 Securities with a value of $3,199,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
CP—Commercial Paper.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the input used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	13,788,729	—	—
Common Stocks—Other	2,342,479	43,416,132	—
Temporary Cash Investments	630,779	3,199	—

Futures Contracts[1]	—	—	—
Total	16,761,987	43,419,331	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
MSCI Taiwan Index	February 2011	2,700	88,074	1,696

E. At January 31, 2011, the cost of investment securities for tax purposes was $47,946,852,000. Net unrealized appreciation of investment securities for tax purposes was $12,234,466,000, consisting of unrealized gains of $13,652,157,000 on securities that had risen in value since their purchase and $1,417,691,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.2%)
Australia (5.6%)
BHP Billiton Ltd.	2,503,640	111,266
Commonwealth Bank of Australia	1,144,549	60,053
Westpac Banking Corp.	2,220,418	51,088
Australia & New Zealand Banking Group Ltd.	1,911,233	45,254
National Australia Bank Ltd.	1,581,575	39,031
Wesfarmers Ltd.	746,623	25,320
Woolworths Ltd.	904,657	24,109
Newcrest Mining Ltd.	569,327	21,297
Rio Tinto Ltd.	244,191	20,804
Woodside Petroleum Ltd.	433,876	18,091
Westfield Group	1,719,582	16,847
CSL Ltd.	409,793	15,222
QBE Insurance Group Ltd.	784,234	13,718
Origin Energy Ltd.	659,190	10,832
Macquarie Group Ltd.	258,513	10,519
Telstra Corp. Ltd.	3,283,966	9,188
Santos Ltd.	621,693	8,407
^ AMP Ltd.	1,570,189	8,362
Suncorp Group Ltd.	952,856	8,174
Foster's Group Ltd.	1,447,619	8,165
Brambles Ltd.	1,067,382	7,662
AXA Asia Pacific Holdings Ltd.	1,149,280	7,382
Orica Ltd.	266,510	6,758
Oil Search Ltd.	968,072	6,415
Stockland	1,766,643	6,351
Amcor Ltd.	904,767	6,223
* Fortescue Metals Group Ltd.	915,959	5,878
Insurance Australia Group Ltd.	1,533,866	5,835
* Westfield Retail Trust	2,202,612	5,817
Transurban Group	1,068,814	5,571
Incitec Pivot Ltd.	1,204,958	5,193
AGL Energy Ltd.	339,430	5,035
WorleyParsons Ltd.	177,558	4,919
ASX Ltd.	129,229	4,814
Coca-Cola Amatil Ltd.	421,690	4,738
Alumina Ltd.	1,809,880	4,327
Computershare Ltd.	416,973	4,203
GPT Group	1,381,773	4,082
OZ Minerals Ltd.	2,400,801	3,988
Wesfarmers Ltd. Price Protected Shares	113,783	3,913
Lend Lease Group	427,243	3,760
TABCORP Holdings Ltd.	517,096	3,590
Leighton Holdings Ltd.	110,333	3,480
Sonic Healthcare Ltd.	290,881	3,468
* Asciano Ltd.	2,159,756	3,464
Cochlear Ltd.	41,600	3,207
Mirvac Group	2,537,431	3,143
Toll Holdings Ltd.	532,331	3,122
Goodman Group	4,672,175	3,104

Dexus Property Group	3,620,809	3,003
Sims Metal Management Ltd.	151,054	2,904
BlueScope Steel Ltd.	1,356,378	2,881
CFS Retail Property Trust	1,583,846	2,863
OneSteel Ltd.	995,704	2,714
* Paladin Energy Ltd.	548,104	2,691
* Iluka Resources Ltd.	310,234	2,665
Bendigo and Adelaide Bank Ltd.	263,805	2,578
Boral Ltd.	530,861	2,561
Crown Ltd.	288,070	2,474
Tatts Group Ltd.	951,288	2,358
Metcash Ltd.	560,240	2,345
* Qantas Airways Ltd.	848,189	2,025
* James Hardie Industries SE	320,796	2,011
Harvey Norman Holdings Ltd.	595,354	1,791
CSR Ltd.	1,100,331	1,764
MAp Group	565,368	1,690
Bank of Queensland Ltd.	160,859	1,589
Commonwealth Property Office Fund	1,790,631	1,556
IOOF Holdings Ltd.	171,383	1,340
Goodman Fielder Ltd.	1,060,449	1,336
Caltex Australia Ltd.	98,112	1,320
Ansell Ltd.	98,976	1,300
^ Flight Centre Ltd.	55,545	1,296
Challenger Ltd.	282,889	1,296
Tower Australia Group Ltd.	311,219	1,216
Adelaide Brighton Ltd.	361,904	1,213
Aristocrat Leisure Ltd.	392,896	1,161
Charter Hall Office REIT	373,609	1,159
Billabong International Ltd.	139,477	1,127
Perpetual Ltd.	33,804	1,055
Ten Network Holdings Ltd.	743,414	1,040
* Aquila Resources Ltd.	107,426	988
SP AusNet	1,074,209	941
New Hope Corp. Ltd.	178,697	875
Downer EDI Ltd.	194,585	749
* Nufarm Ltd.	143,366	745
DuluxGroup Ltd.	272,715	729
GWA Group Ltd.	223,294	725
^ Fairfax Media Ltd.	502,021	678
Australand Property Group	220,947	642
Energy Resources of Australia Ltd.	54,149	541
* Macquarie Atlas Roads Group	331,895	496
Consolidated Media Holdings Ltd.	161,621	478
Spotless Group Ltd.	204,442	459
Envestra Ltd.	729,809	423
* Sigma Pharmaceuticals Ltd.	891,604	395
* Gunns Ltd.	649,105	371
^ West Australian Newspapers Holdings Ltd.	50,188	312
APN News & Media Ltd.	117,338	202
* Elders Ltd.	281,371	140
* ABC Learning Centres Ltd.	44,287	24
		736,424
Austria (0.3%)
Erste Group Bank AG	210,533	10,549
Voestalpine AG	126,517	5,691
OMV AG	110,888	4,915

* IMMOFINANZ AG	795,505	3,511
Telekom Austria AG	251,731	3,465
^ Raiffeisen Bank International AG	43,276	2,545
Verbund AG	49,902	1,994
Vienna Insurance Group AG Wiener Versicherung Gruppe	28,337	1,541
Strabag SE	26,268	762
		34,973
Belgium (0.6%)
Anheuser-Busch InBev NV	595,420	32,942
Delhaize Group SA	75,004	5,931
Groupe Bruxelles Lambert SA	59,701	5,373
Ageas	1,880,943	5,327
* KBC Groep NV	131,645	5,266
Umicore SA	90,955	4,676
Belgacom SA	126,421	4,550
UCB SA	101,602	3,638
Solvay SA Class A	31,357	3,279
Colruyt SA	49,495	2,535
* Dexia SA	425,919	1,777
Cie Nationale a Portefeuille	22,872	1,265
Mobistar SA	13,109	820
		77,379
Brazil (4.0%)
Petroleo Brasileiro SA ADR Type A	1,288,276	42,835
Petroleo Brasileiro SA ADR	982,085	36,072
Itau Unibanco Holding SA ADR	1,579,387	33,957
Vale SA Class B Pfd. ADR	898,653	27,840
Banco Bradesco SA ADR	1,397,064	26,433
Petroleo Brasileiro SA Prior Pfd.	1,602,611	26,044
Vale SA Class B ADR	665,708	23,187
Vale SA Prior Pfd.	674,375	20,628
Vale SA	549,629	18,821
Cia de Bebidas das Americas ADR	648,575	17,317
Banco do Brasil SA	852,386	15,218
Petroleo Brasileiro SA	811,871	14,636
Itausa - Investimentos Itau SA Prior Pfd.	1,998,980	14,138
Cia Siderurgica Nacional SA ADR	642,608	10,963
BM&FBovespa SA	1,513,136	10,575
BRF - Brasil Foods SA	598,052	9,812
Natura Cosmeticos SA	316,773	8,114
Cia de Concessoes Rodoviarias	245,876	6,789
Banco Santander Brasil SA	564,506	6,546
Gerdau SA ADR	390,983	5,181
* OGX Petroleo e Gas Participacoes SA	480,692	4,963
Redecard SA	377,137	4,661
Bradespar SA Prior Pfd.	167,140	4,584
PDG Realty SA Empreendimentos e Participacoes	819,800	4,534
Embraer SA ADR	137,079	4,524
All America Latina Logistica SA	513,816	4,340
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	371,654	4,332
Ultrapar Participacoes SA Prior Pfd.	64,356	4,062
Cia Energetica de Minas Gerais ADR	235,737	3,894
Cia de Bebidas das Americas	141,350	3,220
Souza Cruz SA	67,000	3,200
Cia Siderurgica Nacional SA	190,600	3,167
Centrais Eletricas Brasileiras SA	231,734	3,114
Metalurgica Gerdau SA Prior Pfd. Class A	201,118	3,075

Tractebel Energia SA	196,570	3,042
Cielo SA	404,295	3,000
Centrais Eletricas Brasileiras SA Prior Pfd.	185,000	2,991
Cia de Bebidas das Americas Prior Pfd.	108,495	2,915
Tele Norte Leste Participacoes SA ADR	182,760	2,891
Weg SA	226,856	2,703
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	70,622	2,695
Itau Unibanco Holding SA Prior Pfd.	123,255	2,632
Lojas Renner SA	89,700	2,604
Cyrela Brazil Realty SA Empreendimentos e Participacoes	231,571	2,558
Cia Paranaense de Energia ADR	96,500	2,469
Braskem SA ADR	96,982	2,447
Hypermarcas SA	201,716	2,401
Usinas Siderurgicas de Minas Gerais SA	152,820	2,291
Lojas Americanas SA Prior Pfd.	269,100	2,162
* Fibria Celulose SA	138,300	2,135
Cia Energetica de Sao Paulo Prior Pfd.	116,834	1,995
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	48,900	1,842
Tim Participacoes SA ADR	46,531	1,768
Gerdau SA Prior Pfd.	133,600	1,711
* NET Servicos de Comunicacao SA Prior Pfd.	167,000	1,703
Suzano Papel e Celulose SA Prior Pfd.	194,474	1,692
TAM SA Prior Pfd.	75,381	1,656
Duratex SA	165,900	1,592
Klabin SA Prior Pfd.	450,000	1,533
Porto Seguro SA	97,012	1,513
MRV Engenharia e Participacoes SA	174,900	1,479
Vivo Participacoes SA ADR	42,718	1,454
Banco do Estado do Rio Grande do Sul Prior Pfd.	147,500	1,451
JBS SA	376,374	1,423
AES Tiete SA Prior Pfd.	98,116	1,382
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	70,304	1,371
Cia de Saneamento Basico do Estado de Sao Paulo	49,692	1,216
Vivo Participacoes SA Prior Pfd.	36,000	1,209
Light SA	75,564	1,185
* Vale Fertilizantes SA Prior Pfd.	102,092	1,167
Brasil Telecom SA ADR	48,853	1,144
Gerdau SA	105,884	1,035
Tele Norte Leste Participacoes SA	46,794	1,021
EDP - Energias do Brasil SA	45,000	1,011
* MMX Mineracao e Metalicos SA	165,000	991
Amil Participacoes SA	102,600	990
Marfrig Alimentos SA	121,400	982
CPFL Energia SA	38,100	938
Cia Energetica de Minas Gerais Prior Pfd.	56,400	927
Cosan SA Industria e Comercio	58,334	911
Telemar Norte Leste SA Prior Pfd.	28,700	867
* Tim Participacoes SA	188,068	845
BRF - Brasil Foods SA ADR	48,832	813
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	25,700	786
B2W Cia Global Do Varejo	43,902	744
M Dias Branco SA	33,300	737
Multiplan Empreendimentos Imobiliarios SA	36,600	702
Telecomunicacoes de Sao Paulo SA Prior Pfd.	28,000	680
Brasil Telecom SA Prior Pfd.	82,790	643
* PortX Operacoes Portuarias SA	304,200	621
LLX Logistica SA	257,800	619
Banco Bradesco SA Prior Pfd.	31,366	580

Cia Energetica de Minas Gerais	43,562	559
Cia de Gas de Sao Paulo Prior Pfd.	20,500	556
AES Tiete SA	42,600	530
Embraer SA	45,500	369
Tele Norte Leste Participacoes SA Prior Pfd.	19,400	309
Tim Participacoes SA Prior Pfd.	62,158	230
Braskem SA Prior Pfd.	9,400	118
* Centrais Eletricas Brasileiras SA Rights Exp. 02/14/2011	42,573	2
* Centrais Eletricas Brasileiras SA Rights Exp. 02/14/2011	27,560	1
		524,315
Canada (6.9%)
^ Royal Bank of Canada	1,061,407	56,899
Toronto-Dominion Bank	651,269	48,753
Suncor Energy Inc.	1,162,543	48,134
Bank of Nova Scotia	767,566	43,278
Potash Corp. of Saskatchewan Inc.	220,429	39,051
Canadian Natural Resources Ltd.	809,335	36,088
Barrick Gold Corp.	733,915	34,792
Teck Resources Ltd. Class B	431,693	26,147
^ Bank of Montreal	420,300	24,252
Goldcorp Inc.	593,671	23,827
Canadian National Railway Co.	349,414	23,690
^ Manulife Financial Corp.	1,323,840	23,070
* Research In Motion Ltd.	390,537	23,007
^ Canadian Imperial Bank of Commerce	292,113	22,249
Cenovus Energy Inc.	558,984	19,315
TransCanada Corp.	511,359	18,665
Encana Corp.	553,280	17,830
Talisman Energy Inc.	760,111	17,413
Enbridge Inc.	284,922	16,520
Kinross Gold Corp.	843,907	14,024
Brookfield Asset Management Inc. Class A	427,157	13,949
Sun Life Financial Inc.	422,937	13,309
Thomson Reuters Corp.	308,624	12,328
Cameco Corp.	293,810	12,180
^ Rogers Communications Inc. Class B	338,668	11,827
Imperial Oil Ltd.	253,935	11,323
Magna International Inc.	180,840	10,559
Agrium Inc.	117,912	10,418
Nexen Inc.	393,082	9,873
* Ivanhoe Mines Ltd.	341,984	9,498
Crescent Point Energy Corp.	198,400	8,767
Agnico-Eagle Mines Ltd.	125,428	8,585
National Bank of Canada	121,199	8,449
Canadian Pacific Railway Ltd.	125,771	8,437
Power Corp. of Canada	303,482	8,180
Valeant Pharmaceuticals International Inc.	222,700	8,115
* Silver Wheaton Corp.	253,000	7,805
First Quantum Minerals Ltd.	59,700	6,907
BCE Inc.	188,005	6,828
Pacific Rubiales Energy Corp.	197,200	6,806
SNC-Lavalin Group Inc.	111,700	6,545
Eldorado Gold Corp.	405,700	6,519
Shaw Communications Inc. Class B	304,600	6,431
* MEG Energy Corp.	140,700	6,261
Power Financial Corp.	209,300	6,227
Yamana Gold Inc.	550,128	6,192

Bombardier Inc. Class B	1,065,615	6,066
Shoppers Drug Mart Corp.	159,920	5,887
Fairfax Financial Holdings Ltd.	14,852	5,666
Great-West Lifeco Inc.	210,369	5,450
Tim Hortons Inc.	130,100	5,324
IAMGOLD Corp.	279,100	5,307
Husky Energy Inc.	187,682	5,061
Brookfield Properties Corp.	280,093	4,915
Saputo Inc.	115,990	4,842
Fortis Inc.	130,500	4,496
^ RioCan Real Estate Investment Trust	189,200	4,385
Intact Financial Corp.	85,200	4,293
IGM Financial Inc.	98,366	4,176
Canadian Tire Corp. Ltd. Class A	59,102	3,677
Niko Resources Ltd.	37,600	3,661
Finning International Inc.	125,760	3,660
CI Financial Corp.	161,000	3,449
Canadian Utilities Ltd. Class A	64,521	3,428
* CGI Group Inc. Class A	177,078	3,406
TransAlta Corp.	161,943	3,344
Loblaw Cos. Ltd.	82,232	3,213
* Osisko Mining Corp.	211,500	2,811
^ George Weston Ltd.	38,408	2,719
TELUS Corp.	43,237	2,144
TELUS Corp. Class A	36,883	1,757
Bombardier Inc. Class A	47,233	270
		912,729
Chile (0.4%)
SACI Falabella	712,217	7,092
Empresas COPEC SA	387,171	6,638
Sociedad Quimica y Minera de Chile SA ADR	94,290	5,043
Empresa Nacional de Electricidad SA ADR	82,156	4,288
CAP SA	82,590	4,210
Empresas CMPC SA	81,539	4,030
Enersis SA ADR	163,906	3,403
Cencosud SA	488,542	3,294
Banco Santander Chile ADR	32,012	2,717
Banco de Chile	17,773,192	2,508
Lan Airlines SA	71,857	2,018
Banco de Credito e Inversiones	21,467	1,437
Colbun SA	4,928,522	1,295
ENTEL Chile SA	69,162	1,174
Empresa Nacional de Electricidad SA	645,415	1,111
Corpbanca	64,887,520	1,070
Cia Cervecerias Unidas SA	96,304	1,046
AES Gener SA	1,645,598	815
Enersis SA	1,511,109	626
Embotelladora Andina SA Prior Pfd.	95,416	461
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	2,337	125
		54,401
China (4.2%)
China Construction Bank Corp.	53,805,463	47,124
China Mobile Ltd.	4,480,474	44,032
Industrial & Commercial Bank of China	48,611,976	36,057
CNOOC Ltd.	13,329,000	29,668
Bank of China Ltd.	46,870,000	24,273
PetroChina Co. Ltd.	15,716,000	21,901

	China Life Insurance Co. Ltd.	5,542,000	21,532
	Tencent Holdings Ltd.	678,058	17,692
	Ping An Insurance Group Co. of China Ltd.	1,598,638	15,922
	China Petroleum & Chemical Corp.	12,486,000	13,751
	China Shenhua Energy Co. Ltd.	2,528,500	10,315
	China Unicom Hong Kong Ltd.	5,282,182	8,713
	Belle International Holdings Ltd.	4,700,534	8,079
	China Telecom Corp. Ltd.	12,052,000	7,136
	China Merchants Bank Co. Ltd.	2,918,946	6,850
	China Overseas Land & Investment Ltd.	3,053,760	5,794
	Bank of Communications Co. Ltd.	5,894,200	5,604
*	Agricultural Bank of China Ltd.	11,396,000	5,599
	Hengan International Group Co. Ltd.	681,994	5,127
	China Pacific Insurance Group Co. Ltd.	1,287,200	5,084
	China Coal Energy Co. Ltd.	3,093,000	4,565
	China Citic Bank Corp. Ltd.	6,929,700	4,537
	Yanzhou Coal Mining Co. Ltd.	1,486,000	4,325
	Want Want China Holdings Ltd.	4,980,481	4,171
	Tingyi Cayman Islands Holding Corp.	1,692,192	4,153
	China Merchants Holdings International Co. Ltd.	922,980	4,037
	Inner Mongolia Yitai Coal Co. Class B	542,120	3,805
	China Resources Enterprise Ltd.	906,000	3,564
*	GOME Electrical Appliances Holdings Ltd.	9,266,940	3,501
	Dongfeng Motor Group Co. Ltd.	1,922,000	3,377
	China Yurun Food Group Ltd.	1,035,000	3,365
	Lenovo Group Ltd.	5,670,000	3,306
	Jiangxi Copper Co. Ltd.	1,029,000	3,267
*	PICC Property & Casualty Co. Ltd.	2,507,464	3,151
	Anhui Conch Cement Co. Ltd.	636,000	2,958
^,* Aluminum Corp. of China Ltd.		2,922,000	2,883
	China Resources Land Ltd.	1,602,269	2,881
	China Communications Construction Co. Ltd.	3,397,000	2,739
*	GCL Poly Energy Holdings Ltd.	5,823,000	2,729
	China Mengniu Dairy Co. Ltd.	969,000	2,715
	Kunlun Energy Co. Ltd.	1,828,000	2,694
	Kingboard Chemical Holdings Ltd.	466,500	2,666
	China Minsheng Banking Corp. Ltd.	3,102,300	2,640
*	Air China Ltd.	2,500,000	2,580
	China National Building Material Co. Ltd.	1,026,200	2,543
	China International Marine Containers Group Co. Ltd. Class B	1,067,137	2,528
	Beijing Enterprises Holdings Ltd.	426,000	2,511
^	Byd Co. Ltd.	507,100	2,497
	China Resources Power Holdings Co. Ltd.	1,384,400	2,430
	Zijin Mining Group Co. Ltd.	3,026,000	2,382
	Guangzhou Automobile Group Co. Ltd.	1,861,558	2,381
	China Railway Group Ltd.	3,144,000	2,286
^	Alibaba.com Ltd.	1,133,500	2,249
	China Oilfield Services Ltd.	1,148,000	2,213
	Citic Pacific Ltd.	820,000	2,196
	CSR Corp. Ltd.	1,502,000	2,167
	Weichai Power Co. Ltd.	306,000	2,088
^,* China COSCO Holdings Co. Ltd.		1,933,800	2,080
	Sino-Ocean Land Holdings Ltd.	3,108,715	2,064
	China Railway Construction Corp. Ltd.	1,563,074	1,917
	COSCO Pacific Ltd.	992,742	1,859
*	China Taiping Insurance Holdings Co. Ltd.	638,600	1,786
	Sinopharm Group Co.	498,400	1,759
	Chaoda Modern Agriculture Holdings Ltd.	2,443,884	1,754

	Parkson Retail Group Ltd.	1,018,500	1,746
	Tsingtao Brewery Co. Ltd.	370,000	1,695
	Shanghai Industrial Holdings Ltd.	411,000	1,661
	Shimao Property Holdings Ltd.	1,070,594	1,621
	China High Speed Transmission Equipment Group Co. Ltd.	1,039,000	1,602
^	ZTE Corp.	398,022	1,566
*	Changsha Zoomlion Heavy Industry Science and Technology Development Co.
	Ltd.	671,000	1,539
	Agile Property Holdings Ltd.	1,030,000	1,537
	BBMG Corp.	1,122,000	1,512
	Nine Dragons Paper Holdings Ltd.	1,056,331	1,491
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	130,400	1,420
	Huabao International Holdings Ltd.	937,000	1,386
*	China Rongsheng Heavy Industry Group Co. Ltd.	1,516,000	1,386
	Fushan International Energy Group Ltd.	1,976,000	1,349
	Shanghai Electric Group Co. Ltd.	2,248,000	1,348
*	Chongqing Rural Commercial Bank	1,973,000	1,336
	China Everbright Ltd.	630,000	1,315
	Geely Automobile Holdings Ltd.	2,785,000	1,303
	China Agri-Industries Holdings Ltd.	1,215,000	1,296
*	China Shipping Container Lines Co. Ltd.	2,783,700	1,295
	Huaneng Power International Inc.	2,306,000	1,284
	Poly Hong Kong Investments Ltd.	1,358,000	1,264
^	Great Wall Motor Co. Ltd.	796,250	1,259
	Soho China Ltd.	1,551,000	1,230
*	Yuexiu Property Co. Ltd.	4,988,000	1,220
	Anta Sports Products Ltd.	756,000	1,207
*	Semiconductor Manufacturing International Corp.	15,445,000	1,201
	China Vanke Co. Ltd. Class B	960,539	1,192
	Zhaojin Mining Industry Co. Ltd.	326,500	1,190
^	Angang Steel Co. Ltd.	796,000	1,179
	Zhejiang Expressway Co. Ltd.	1,246,000	1,165
	China BlueChemical Ltd.	1,410,000	1,162
	Golden Eagle Retail Group Ltd.	422,000	1,157
	China Shipping Development Co. Ltd.	944,000	1,140
	Fosun International Ltd.	1,451,500	1,136
^	Li Ning Co. Ltd.	579,500	1,106
	Guangzhou R&F Properties Co. Ltd.	738,000	1,091
	Renhe Commercial Holdings Co. Ltd.	6,520,000	1,086
	Sinopec Shanghai Petrochemical Co. Ltd.	1,764,000	1,069
^	Dongfang Electric Corp. Ltd.	244,800	1,034
^	Lee & Man Paper Manufacturing Ltd.	1,435,200	991
	Shui On Land Ltd.	2,047,900	982
^,* China Longyuan Power Group Corp.		1,083,000	975
^,* Metallurgical Corp. of China Ltd.		2,208,000	972
	Jiangsu Expressway Co. Ltd.	896,000	961
	China Dongxiang Group Co.	2,186,000	951
	China National Materials Co. Ltd.	1,099,000	950
	Country Garden Holdings Co.	2,542,960	949
^	Datang International Power Generation Co. Ltd.	2,652,000	928
*	Sinofert Holdings Ltd.	1,623,153	899
	Lianhua Supermarket Holdings Co. Ltd.	189,000	880
	China Communications Services Corp. Ltd.	1,344,000	822
	Franshion Properties China Ltd.	2,828,000	819
	CSG Holding Co. Ltd. Class B	563,712	799
	TPV Technology Ltd.	1,234,000	776
*	China Southern Airlines Co. Ltd.	1,507,000	770
	China Molybdenum Co. Ltd.	740,000	708

	Shenzhen Investment Ltd.	1,990,808	704
^	Shenzhen International Holdings Ltd.	7,890,000	700
	Guangdong Investment Ltd.	1,364,000	699
	Beijing Capital International Airport Co. Ltd.	1,304,000	695
	Maanshan Iron & Steel	1,244,000	691
	KWG Property Holding Ltd.	866,500	646
	Inner Mongolia Eerduosi Cashmere Products Co. Ltd. Class B	335,200	638
	Hidili Industry International Development Ltd.	727,000	628
	Travelsky Technology Ltd.	596,000	598
^,* Sinopec Yizheng Chemical Fibre Co. Ltd.		1,056,000	594
*	Hopson Development Holdings Ltd.	524,000	593
^	China Zhongwang Holdings Ltd.	1,220,800	585
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	382,790	584
^,* Xinjiang Goldwind Science & Technology Co. Ltd.		296,400	581
^,* China Eastern Airlines Corp. Ltd.		1,216,000	567
	Greentown China Holdings Ltd.	486,500	555
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	849,970	553
	Harbin Power Equipment Co. Ltd.	432,000	546
	New World China Land Ltd.	1,319,600	532
^	Hopewell Highway Infrastructure Ltd.	649,100	512
^	China Foods Ltd.	792,000	486
	Sichuan Expressway Co. Ltd.	674,000	427
*	China Travel International Inv HK	1,934,000	425
	Weiqiao Textile Co.	450,000	422
^	Guangshen Railway Co. Ltd.	1,022,000	417
	Weifu High-Technology Group Co. Ltd. Class B	98,200	390
	Zhejiang Southeast Electric Power Co. Class B	632,700	389
	People's Food Holdings Ltd.	563,000	367
	China Merchants Property Development Co. Ltd. Class B	187,950	345
	Chongqing Changan Automobile Co. Ltd. Class B	389,656	339
	Sinotrans Ltd.	1,258,000	339
	Shenzhen Expressway Co. Ltd.	552,000	330
^	C C Land Holdings Ltd.	891,000	326
^	Anhui Expressway Co.	376,000	310
	Shanghai Friendship Group Inc. Ltd. Class B	139,590	304
	Shandong Chenming Paper Holdings Ltd. Class B	359,100	304
*	Citic Resources Holdings Ltd.	1,451,300	299
	Guangzhou Shipyard International Co. Ltd.	136,000	296
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	267
	China Huiyuan Juice Group Ltd.	383,000	262
^,* Global Bio-Chem Technology Group Co. Ltd.		1,573,599	256
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	256
	Dazhong Transportation Group Co. Ltd. Class B	345,500	248
	Guangdong Electric Power Development Co. Ltd. Class B	458,560	244
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	241
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	228
	Guangzhou Pharmaceutical Co. Ltd.	148,000	219
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	242,110	209
^	Huadian Power International Co.	924,000	192
	Bengang Steel Plates Co. Class B	372,700	191
	Jiangling Motors Corp. Ltd. Class B	69,000	191
*	BOE Technology Group Co. Ltd. Class B	715,600	187
*	Shanghai Haixin Group Co. Class B	286,800	173
	Beijing North Star Co. Ltd.	620,000	165
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	243,435	129
*	Double Coin Holdings Ltd. Class B	132,000	113
	Shanghai Jinjiang International Investment Holdings Co. Class B	108,700	112
*	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	112

* Huadian Energy Co. Ltd. Class B	299,100	107
Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	106
* Jinzhou Port Co. Ltd. Class B	211,860	105
Guangdong Provincial Expressway Development Co. Ltd. Class B	212,800	103
* Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	39,600	40
* Hainan Airlines Co. Ltd. Class B	35,200	40
* Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class B
	2,100	1
		555,673
Colombia (0.2%)
Ecopetrol SA	3,301,814	7,020
BanColombia SA ADR	60,511	3,536
Grupo de Inversiones Suramericana SA	165,023	3,120
Inversiones Argos SA	235,272	2,419
BanColombia SA	150,350	2,176
Interconexion Electrica SA	234,038	1,654
Cementos Argos SA	251,150	1,539
Almacenes Exito SA	119,465	1,471
Corp Financiera Colombiana SA	62,001	1,165
Isagen SA ESP	613,428	797
		24,897
Czech Republic (0.1%)
CEZ AS	156,234	7,372
Komercni Banka AS	11,548	2,759
Telefonica O2 Czech Republic AS	97,677	2,234
* Unipetrol AS	54,935	571
		12,936
Denmark (0.8%)
Novo Nordisk A/S Class B	367,430	41,499
* Danske Bank A/S	522,277	14,016
AP Moller - Maersk A/S Class B	1,227	11,923
Carlsberg A/S Class B	88,125	8,777
Novozymes A/S	40,359	5,597
* Vestas Wind Systems A/S	152,408	5,254
AP Moller - Maersk A/S	498	4,684
Danisco A/S	35,694	4,339
FLSmidth & Co. A/S	40,105	3,441
Coloplast A/S Class B	23,074	3,352
* William Demant Holding A/S	17,106	1,371
Tryg A/S	18,484	1,002
H Lundbeck A/S	41,674	864
Rockwool International A/S Class B	3,530	416
		106,535
Egypt (0.1%)
Orascom Construction Industries GDR	83,978	2,802
Commercial International Bank Egypt SAE	434,420	2,706
Egyptian Financial Group-Hermes Holding	280,724	1,266
* Talaat Moustafa Group	1,103,040	1,230
* Orascom Telecom Holding SAE GDR	384,840	1,184
* Ezz Steel	305,708	831
Egyptian Kuwaiti Holding Co.	629,354	791
Telecom Egypt	261,840	717
Egyptian Co. for Mobile Services	30,416	692
* National Societe Generale Bank SAE	86,411	631
* ElSewedy Electric Co.	46,186	361
Sidi Kerir Petrochemcials Co.	114,979	252

South Valley Cement	331,529	215
* Oriental Weavers	34,103	189
* Egyptian Iron & Steel Co.	147,028	174
Credit Agricole Egypt SAE	54,033	121
* Medinet Nasr Housing	27,400	111
Delta Sugar Co.	22,000	69
Heliopolis Housing	15,000	47
* Asek Co. for Mining	2,000	3
		14,392
Finland (0.7%)
Nokia Oyj	2,793,741	29,899
Sampo Oyj	416,982	12,268
Fortum Oyj	331,157	10,205
UPM-Kymmene Oyj	385,238	7,948
Kone Oyj Class B	123,994	6,756
Metso Oyj	112,654	6,014
Wartsila Oyj	73,765	5,697
Stora Enso Oyj	455,057	5,428
Nokian Renkaat Oyj	93,041	3,367
Kesko Oyj Class B	50,568	2,433
Rautaruukki Oyj	77,223	1,932
Outokumpu Oyj	101,484	1,897
Neste Oil Oyj	97,927	1,850
Sanoma Oyj	38,003	889
		96,583
France (7.4%)
Total SA	1,666,081	97,505
Sanofi-Aventis SA	970,943	66,240
BNP Paribas	777,646	58,126
GDF Suez	1,240,399	49,194
LVMH Moet Hennessy Louis Vuitton SA	274,072	42,765
AXA SA	1,709,984	36,191
Societe Generale	552,297	35,709
France Telecom SA	1,479,341	32,335
ArcelorMittal	874,387	31,965
Schneider Electric SA	201,181	31,406
Danone	482,702	29,055
Vivendi SA	922,425	26,419
Air Liquide SA	210,959	26,335
L'Oreal SA	224,700	26,107
Carrefour SA	525,674	25,770
Cie de St-Gobain	396,344	22,942
Vinci SA	365,099	21,120
Pernod-Ricard SA	195,271	18,608
Unibail-Rodamco SE	68,116	13,010
Alstom SA	219,577	12,263
Veolia Environnement SA	368,429	11,509
PPR	70,935	11,346
* Renault SA	165,908	10,843
Cie Generale d'Optique Essilor International SA	159,127	10,634
Credit Agricole SA	717,708	10,614
Lafarge SA	160,176	9,487
Vallourec SA	87,257	9,485
Bouygues SA	199,391	9,278
EDF SA	192,162	8,467
Technip SA	83,354	8,094
Accor SA	169,120	7,730

Christian Dior SA	53,795	7,391
Cie Generale des Etablissements Michelin Class B	98,010	7,133
* European Aeronautic Defence and Space Co. NV	242,715	6,992
Hermes International	31,310	6,323
STMicroelectronics NV	505,205	6,109
Sodexo	87,956	6,059
SES SA	246,810	5,954
Legrand SA	146,418	5,898
Cap Gemini SA	115,548	5,835
* Alcatel-Lucent	1,719,407	5,724
Safran SA	156,491	5,654
Suez Environnement Co.	272,351	5,634
* Peugeot SA	130,775	5,477
Publicis Groupe SA	105,713	5,443
Lagardere SCA	97,755	4,353
* Edenred	168,681	4,036
SCOR SE	140,438	3,884
* Natixis	649,112	3,445
* Cie Generale de Geophysique - Veritas	113,435	3,437
Dassault Systemes SA	43,504	3,424
Casino Guichard Perrachon SA	33,332	3,259
Bureau Veritas SA	40,857	2,969
CNP Assurances	129,721	2,857
* Atos Origin SA	50,986	2,840
Eramet	7,800	2,769
Klepierre	71,979	2,619
Eiffage SA	50,637	2,600
Eutelsat Communications	66,012	2,409
Societe BIC SA	27,167	2,334
Societe Television Francaise 1	119,798	2,324
Thales SA	60,553	2,249
* Air France-KLM	110,934	2,029
Imerys SA	28,729	1,894
Wendel	18,825	1,878
Fonciere Des Regions	18,484	1,860
Aeroports de Paris	21,823	1,834
* APERAM	43,586	1,787
ICADE	15,561	1,689
BioMerieux	14,893	1,625
Gecina SA	13,285	1,587
Eurazeo	21,090	1,553
* JC Decaux SA	47,995	1,537
* Rexel SA	58,951	1,327
^ PagesJaunes Groupe	108,203	1,111
* Euler Hermes SA	9,936	913
Bollore	3,894	864
Iliad SA	7,620	809
Ciments Francais SA	8,208	731
EDF Energies Nouvelles SA	16,261	704
Ipsen SA	14,092	492
		974,210
Germany (5.6%)
^ Siemens AG	681,997	87,370
* Daimler AG	791,788	57,886
BASF SE	688,655	52,988
E.ON AG	1,493,197	49,848
Allianz SE	335,812	46,648

	Bayer AG	617,372	45,529
	Deutsche Bank AG	694,566	41,011
	SAP AG	685,968	39,627
	Deutsche Telekom AG	2,436,407	32,473
	Muenchener Rueckversicherungs AG	140,776	22,053
	RWE AG	292,074	21,033
	Volkswagen AG Prior Pfd.	127,101	20,521
	Bayerische Motoren Werke AG	224,200	17,204
	Linde AG	94,215	13,735
	Deutsche Post AG	673,865	12,374
	MAN SE	105,319	12,178
^	ThyssenKrupp AG	288,218	11,688
	Deutsche Boerse AG	145,845	11,056
	K&S AG	143,117	10,570
	Adidas AG	156,647	9,754
	Fresenius Medical Care AG & Co. KGaA	166,125	9,722
	HeidelbergCement AG	140,412	9,171
	Metro AG	121,466	8,549
*	Infineon Technologies AG	806,437	8,527
	Henkel AG & Co. KGaA Prior Pfd.	132,035	8,051
	Fresenius SE & Co. KGaA	83,807	7,307
	Porsche Automobil Holding SE Prior Pfd.	65,015	6,033
*	Commerzbank AG	657,866	5,009
	Henkel AG & Co. KGaA	96,083	4,940
	Lanxess AG	61,689	4,487
	Merck KGaA	48,282	4,135
	GEA Group AG	136,768	3,902
	Beiersdorf AG	67,099	3,676
*	Deutsche Lufthansa AG	171,481	3,602
*	Continental AG	45,126	3,550
	Hochtief AG	39,182	3,478
	Volkswagen AG	21,654	3,290
*	QIAGEN NV	171,790	3,166
	Salzgitter AG	33,112	2,678
^,* TUI AG		189,230	2,607
	Hannover Rueckversicherung AG	45,706	2,557
	Wacker Chemie AG	11,768	2,127
	Fraport AG Frankfurt Airport Services Worldwide	27,177	1,914
	Celesio AG	61,674	1,559
	Puma AG Rudolf Dassler Sport	4,518	1,413
	Suedzucker AG	41,245	1,100
	Hamburger Hafen und Logistik AG	20,648	913
^	SMA Solar Technology AG	7,678	766
	Generali Deutschland Holding AG	5,731	712
			734,487
Greece (0.2%)
	OPAP SA	180,703	3,649
	National Bank of Greece SA ADR	1,903,617	3,636
	Coca Cola Hellenic Bottling Co. SA	110,293	3,253
	National Bank of Greece SA	329,856	3,186
	Hellenic Telecommunications Organization SA ADR	577,176	2,903
*	Alpha Bank AE	391,700	2,293
*	EFG Eurobank Ergasias SA	292,854	1,721
	Public Power Corp. SA	83,599	1,367
	Hellenic Petroleum SA	92,718	881
			22,889

Hong Kong (2.4%)
	Hutchison Whampoa Ltd.	2,385,000	27,940
	Sun Hung Kai Properties Ltd.	1,428,409	23,738
	Cheung Kong Holdings Ltd.	1,292,000	21,380
*	AIA Group Ltd.	6,738,666	18,620
	Hong Kong Exchanges and Clearing Ltd.	797,000	18,411
	Li & Fung Ltd.	2,248,000	14,629
	CLP Holdings Ltd.	1,350,500	10,974
	Swire Pacific Ltd. Class A	673,000	10,630
	BOC Hong Kong Holdings Ltd.	3,135,737	10,081
	Hang Seng Bank Ltd.	567,800	9,398
	Hong Kong & China Gas Co. Ltd.	4,004,335	9,074
	Jardine Matheson Holdings Ltd.	191,200	8,948
	Hongkong Land Holdings Ltd.	1,266,000	8,916
	Wharf Holdings Ltd.	1,028,250	7,803
	Hongkong Electric Holdings Ltd.	1,192,000	7,549
	Hang Lung Properties Ltd.	1,667,000	7,293
	Bank of East Asia Ltd.	1,526,600	6,601
	Henderson Land Development Co. Ltd.	834,466	5,770
	Link REIT	1,630,843	5,128
	Hang Lung Group Ltd.	758,000	4,809
	Jardine Strategic Holdings Ltd.	165,000	4,661
	MTR Corp.	1,266,000	4,616
	Esprit Holdings Ltd.	948,596	4,499
*	Sands China Ltd.	1,801,200	4,464
	New World Development Ltd.	2,153,000	4,060
	Sino Land Co. Ltd.	1,788,000	3,395
	Shangri-La Asia Ltd.	1,246,390	3,241
	Cathay Pacific Airways Ltd.	1,145,015	2,899
	Hysan Development Co. Ltd.	580,000	2,783
	Kerry Properties Ltd.	519,000	2,764
	Wing Hang Bank Ltd.	176,500	2,387
	Wheelock & Co. Ltd.	590,000	2,382
	Yue Yuen Industrial Holdings Ltd.	601,830	2,068
	First Pacific Co. Ltd./Hong Kong	2,215,200	1,922
	PCCW Ltd.	4,029,000	1,899
	Orient Overseas International Ltd.	181,500	1,826
	ASM Pacific Technology Ltd.	146,200	1,743
	Hopewell Holdings Ltd.	493,000	1,598
	Cheung Kong Infrastructure Holdings Ltd.	334,000	1,593
	Television Broadcasts Ltd.	252,000	1,353
*	Galaxy Entertainment Group Ltd.	844,000	1,296
	Guoco Group Ltd.	96,000	1,243
	Lifestyle International Holdings Ltd.	498,000	1,238
	NWS Holdings Ltd.	718,500	1,215
	Techtronic Industries Co.	921,000	1,153
^,* Foxconn International Holdings Ltd.		1,561,000	1,102
*	Mongolia Energy Corp. Ltd.	3,502,000	998
	Hongkong & Shanghai Hotels	563,000	984
	Johnson Electric Holdings Ltd.	1,328,500	950
	Hong Kong Aircraft Engineering Co. Ltd.	61,200	937
^	Shun Tak Holdings Ltd.	1,303,000	816
	Dah Sing Financial Holdings Ltd.	108,900	766
	Great Eagle Holdings Ltd.	223,000	749
	Cafe de Coral Holdings Ltd.	308,000	736
	Texwinca Holdings Ltd.	548,000	598
	Melco International Development Ltd.	770,000	571
	Chinese Estates Holdings Ltd.	281,500	469

	Dah Sing Banking Group Ltd.	260,920	460
	Kowloon Development Co. Ltd.	311,000	448
	Hutchison Harbour Ring Ltd.	2,988,000	379
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,035,000	352
	Public Financial Holdings Ltd.	326,000	230
^	Fubon Bank Hong Kong Ltd.	230,000	145
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	134,693	29
			311,709
Hungary (0.1%)
*	MOL Hungarian Oil and Gas plc	58,034	6,533
^,* OTP Bank plc		209,545	5,842
^	Richter Gedeon Nyrt.	11,175	2,384
	Magyar Telekom Telecommunications plc	298,033	811
			15,570
India (2.2%)
	Infosys Technologies Ltd. ADR	345,278	23,379
	ITC Ltd.	4,259,192	15,088
1	Reliance Industries Ltd. GDR	358,121	14,218
	Larsen & Toubro Ltd.	336,395	12,058
	Housing Development Finance Corp.	803,735	11,005
	Reliance Industries Ltd.	479,806	9,696
	ICICI Bank Ltd. ADR	196,075	8,498
	HDFC Bank Ltd. ADR	54,438	7,861
	Bharti Airtel Ltd.	1,124,296	7,815
	State Bank of India GDR	54,531	6,407
	Axis Bank Ltd.	227,530	6,170
	Tata Steel Ltd.	408,865	5,738
	Oil & Natural Gas Corp. Ltd.	222,403	5,707
	Wipro Ltd. ADR	424,088	5,589
	Tata Consultancy Services Ltd.	219,013	5,533
	Hindalco Industries Ltd.	1,070,564	5,406
	Infosys Technologies Ltd.	79,377	5,391
	Bharat Heavy Electricals Ltd.	107,356	5,206
	NTPC Ltd.	1,205,535	4,965
	Bajaj Auto Ltd.	161,525	4,393
	Jindal Steel & Power Ltd.	273,096	3,968
	Hindustan Unilever Ltd.	642,047	3,793
	Cipla Ltd.	440,949	3,202
*	Coal India Ltd.	457,873	3,045
	Sterlite Industries India Ltd.	843,698	3,034
	Dr Reddy's Laboratories Ltd. ADR	83,039	2,968
	GAIL India Ltd.	278,188	2,889
	Tata Motors Ltd.	114,332	2,849
	Mahindra & Mahindra Ltd.	157,391	2,446
	Siemens India Ltd.	125,761	2,339
	Infrastructure Development Finance Co. Ltd.	709,367	2,289
	Lupin Ltd.	244,295	2,258
	Sesa Goa Ltd.	314,234	2,251
	Grasim Industries Ltd.	45,120	2,245
	Punjab National Bank Ltd.	92,381	2,225
	Sun Pharmaceutical Industries Ltd.	222,372	2,136
	Hero Honda Motors Ltd.	59,587	2,124
	Jaiprakash Associates Ltd.	1,165,863	2,112
	Power Grid Corp. of India Ltd.	998,151	2,099
*	Cairn India Ltd.	282,649	2,043
	JSW Steel Ltd.	99,796	1,983
	DLF Ltd.	374,786	1,828

Kotak Mahindra Bank Ltd.	214,535	1,809
Ultratech Cement Ltd.	81,578	1,784
Maruti Suzuki India Ltd.	61,698	1,690
NMDC Ltd.	289,832	1,677
Tata Power Co. Ltd.	60,717	1,644
Nestle India Ltd.	21,457	1,555
Steel Authority of India Ltd.	436,114	1,539
HCL Technologies Ltd.	143,300	1,532
Unitech Ltd.	1,380,470	1,456
Crompton Greaves Ltd.	225,791	1,370
Reliance Infrastructure Ltd.	85,006	1,316
Adani Enterprises Ltd.	106,284	1,310
United Spirits Ltd.	44,242	1,197
* Reliance Power Ltd.	403,178	1,191
Indian Oil Corp. Ltd.	159,741	1,173
Canara Bank	88,169	1,158
Rural Electrification Corp. Ltd.	215,978	1,150
Reliance Communications Ltd.	423,884	1,134
* Ranbaxy Laboratories Ltd.	89,943	1,068
Tata Chemicals Ltd.	139,676	1,068
Mphasis Ltd.	71,416	1,056
Bank of India	109,795	1,055
Piramal Healthcare Ltd.	106,036	1,017
Union Bank of India	141,143	1,015
Bharat Petroleum Corp. Ltd.	74,910	1,000
Bank of Baroda	52,285	990
Reliance Capital Ltd.	83,990	958
Bharat Forge Ltd.	124,839	931
Bajaj Holdings and Investment Ltd.	58,140	921
Hindustan Petroleum Corp. Ltd.	116,253	913
Ambuja Cements Ltd.	328,120	906
Colgate-Palmolive India Ltd.	49,834	900
Mundra Port and Special Economic Zone Ltd.	288,065	889
* Idea Cellular Ltd.	577,110	882
Zee Entertainment Enterprises Ltd.	330,872	830
Aditya Birla Nuvo Ltd.	50,264	821
ICICI Bank Ltd.	33,085	740
Dabur India Ltd.	359,960	735
ACC Ltd.	31,834	690
Divi's Laboratories Ltd.	48,675	673
NHPC Ltd.	1,247,760	667
Oriental Bank of Commerce	90,845	659
* Suzlon Energy Ltd.	600,007	646
* GMR Infrastructure Ltd.	745,467	640
Bharat Electronics Ltd.	16,614	638
* Tata Communications Ltd. ADR	61,971	630
Oil India Ltd.	21,932	615
Glenmark Pharmaceuticals Ltd.	91,245	611
* Adani Power Ltd.	210,914	571
* Oracle Financial Sevices Software Ltd.	11,252	561
* Essar Oil Ltd.	207,237	556
Indiabulls Financial Services Ltd.	162,410	555
* Mahanagar Telephone Nigam ADR	254,830	545
Hindustan Zinc Ltd.	18,951	521
Great Eastern Shipping Co. Ltd.	77,788	520
IDBI Bank Ltd.	164,815	511
* Housing Development & Infrastructure Ltd.	173,661	498
Power Finance Corp. Ltd.	91,059	486

Ashok Leyland Ltd.	361,254	464
National Aluminium Co. Ltd.	52,960	454
Punj Lloyd Ltd.	211,766	439
* Lanco Infratech Ltd.	381,279	414
Godrej Industries Ltd.	102,084	389
Torrent Power Ltd.	78,358	386
Aban Offshore Ltd.	24,789	367
HDFC Bank Ltd.	7,130	318
Financial Technologies India Ltd.	19,257	300
Castrol India Ltd.	32,482	293
Corp Bank	22,522	282
Sun TV Network Ltd.	24,986	266
* Satyam Computer Services Ltd. ADR	86,551	239
Mangalore Refinery & Petrochemicals Ltd.	149,186	223
ABB Ltd.	11,814	189
Tech Mahindra Ltd.	12,940	184
Shipping Corp. of India Ltd.	67,304	168
* Tata Teleservices Maharashtra Ltd.	391,536	147
* Satyam Computer Services Ltd.	98,022	128
Dr Reddy's Laboratories Ltd.	3,491	124
* Jet Airways India Ltd.	9,411	114
Wipro Ltd.	11,269	108
* Zee Learn Ltd.	41,359	20
		288,438
Indonesia (0.5%)
Astra International Tbk PT	2,244,500	12,138
Telekomunikasi Indonesia Tbk PT	7,453,000	6,234
Bank Central Asia Tbk PT	9,189,000	5,742
Bank Rakyat Indonesia Persero Tbk PT	9,180,000	4,957
Bumi Resources Tbk PT	15,454,000	4,733
United Tractors Tbk PT	1,900,500	4,485
Perusahaan Gas Negara PT	7,218,500	3,388
Adaro Energy Tbk PT	9,567,798	2,380
Bank Mandiri Tbk PT	3,121,000	2,054
Unilever Indonesia Tbk PT	1,143,000	1,902
Semen Gresik Persero Tbk PT	2,204,500	1,889
Gudang Garam Tbk PT	437,500	1,802
Tambang Batubara Bukit Asam Tbk PT	661,500	1,444
Indofood Sukses Makmur Tbk PT	2,753,500	1,430
Bank Negara Indonesia Persero Tbk PT	3,980,144	1,420
Indo Tambangraya Megah PT	259,000	1,326
Indocement Tunggal Prakarsa Tbk PT	804,000	1,204
Astra Agro Lestari Tbk PT	357,500	858
Indosat Tbk PT	1,535,500	828
Bank Danamon Indonesia Tbk PT	1,204,235	792
International Nickel Indonesia Tbk PT	1,423,500	724
Aneka Tambang Tbk PT	2,732,000	657
		62,387
Ireland (0.2%)
CRH plc	523,817	11,289
Kerry Group plc Class A	101,695	3,297
* Elan Corp. plc	433,411	2,939
Ryanair Holdings plc ADR	94,017	2,873
* Governor & Co. of the Bank of Ireland	2,628,663	1,099
Ryanair Holdings plc	58,749	294
* Anglo Irish Bank Corp. Ltd.	236,607	70
		21,861

Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	661,173	36,137
Israel Chemicals Ltd.	386,017	6,079
Bezeq The Israeli Telecommunication Corp. Ltd.	1,494,392	4,002
* Bank Hapoalim BM	725,335	3,298
* Israel Corp. Ltd.	1,726	1,984
Bank Leumi Le-Israel BM	427,842	1,937
* NICE Systems Ltd.	50,592	1,651
* Israel Discount Bank Ltd. Class A	565,200	1,127
Partner Communications Co. Ltd.	58,240	1,118
Cellcom Israel Ltd. (Registered)	33,992	1,025
* Makhteshim-Agan Industries Ltd.	191,356	930
Mizrahi Tefahot Bank Ltd.	82,131	783
Elbit Systems Ltd.	14,535	738
Gazit-Globe Ltd.	55,853	658
* Delek Drilling - LP	164,897	578
Osem Investments Ltd.	33,048	517
Delek Group Ltd.	1,755	396
Discount Investment Corp.	19,579	382
Oil Refineries Ltd.	536,391	372
IDB Holding Corp. Ltd.	11,488	372
Paz Oil Co. Ltd.	1,964	341
Migdal Insurance & Financial Holding Ltd.	171,429	313
Strauss Group Ltd.	21,363	305
Koor Industries Ltd.	12,202	301
Clal Industries and Investments Ltd.	38,102	298
Clal Insurance Enterprise Holdings Ltd.	9,587	254
Harel Insurance Investments & Financial Services Ltd.	4,300	244
Shufersal Ltd.	38,964	223
Delek Automotive Systems Ltd.	16,396	220
* Hot Telecommunication System Ltd.	12,978	211
* Menorah Mivtachim Holdings Ltd.	16,132	206
* Africa Israel Investments Ltd.	22,211	182
Ormat Industries	19,269	156
Property & Building Corp.	1,142	99
First International Bank Of Israel Ltd.	5,951	83
* Elbit Imaging Ltd.	6,450	78
* Given Imaging Ltd.	1	—
		67,598
Italy (2.1%)
ENI SPA	2,026,761	47,977
UniCredit SPA	14,414,111	35,697
Enel SPA	5,229,299	29,548
Assicurazioni Generali SPA	1,158,110	25,257
Intesa Sanpaolo SPA (Registered)	6,643,755	22,101
Telecom Italia SPA (Registered)	9,969,593	14,162
Saipem SPA	243,625	12,215
* Fiat Industrial SPA	585,922	7,930
Atlantia SPA	328,294	7,468
Snam Rete Gas SPA	1,257,146	6,596
Tenaris SA ADR	137,850	6,502
Fiat SPA	586,502	5,709
Telecom Italia SPA (Bearer)	4,469,462	5,312
Unione di Banche Italiane SCPA	477,826	4,947
Terna Rete Elettrica Nazionale SPA	1,109,744	4,846
Mediobanca SPA	475,177	4,798
Finmeccanica SPA	323,290	4,366

Mediaset SPA	628,691	4,089
Parmalat SPA	1,275,762	4,042
^ Banco Popolare SC	1,134,168	4,029
Luxottica Group SPA	103,766	3,145
* Banca Monte dei Paschi di Siena SPA	2,036,924	2,598
Pirelli & C SPA	261,486	1,996
Exor SPA	58,465	1,801
Tenaris SA	74,414	1,751
A2A SPA	1,178,643	1,750
^ Banca Carige SPA	621,003	1,468
* Autogrill SPA	95,161	1,368
Banca Popolare di Milano Scarl	321,467	1,357
Bulgari SPA	111,444	1,166
Exor SPA Prior Pfd.	38,234	954
Mediolanum SPA	164,544	837
^ Buzzi Unicem SPA	64,063	806
* Saras SPA	265,415	655
Unipol Gruppo Finanziario SPA	827,082	600
Unipol Gruppo Finanziario SPA Prior Pfd.	1,052,115	587
^ Italcementi SPA	70,104	567
^ Lottomatica SPA	35,940	522
Edison SPA	424,615	487
Italcementi SPA RSP	68,749	315
		282,321
Japan (13.8%)
Toyota Motor Corp.	1,929,168	79,791
Mitsubishi UFJ Financial Group Inc.	10,554,737	54,681
Canon Inc.	993,179	48,584
Honda Motor Co. Ltd.	1,013,500	42,812
Sumitomo Mitsui Financial Group Inc.	1,055,814	35,853
Mizuho Financial Group Inc.	16,051,799	30,840
Mitsubishi Corp.	949,900	26,380
Sony Corp.	744,500	25,603
Panasonic Corp.	1,828,000	24,985
NTT DoCoMo Inc.	13,095	23,356
Komatsu Ltd.	750,900	22,306
Tokyo Electric Power Co. Inc.	885,800	21,526
Nintendo Co. Ltd.	79,200	21,378
Takeda Pharmaceutical Co. Ltd.	441,700	21,238
FANUC Corp.	134,213	21,138
Softbank Corp.	603,000	20,703
Nippon Telegraph & Telephone Corp.	391,200	18,177
Mitsui & Co. Ltd.	1,018,800	17,087
Nissan Motor Co. Ltd.	1,684,000	16,985
Nomura Holdings Inc.	2,752,700	16,691
East Japan Railway Co.	224,100	14,785
Kyocera Corp.	142,300	14,769
Mitsubishi Estate Co. Ltd.	778,000	14,661
KDDI Corp.	2,503	14,098
Hitachi Ltd.	2,531,414	14,027
Japan Tobacco Inc.	3,736	14,010
Toshiba Corp.	2,373,000	14,001
Shin-Etsu Chemical Co. Ltd.	240,500	13,506
Tokio Marine Holdings Inc.	451,000	13,414
Inpex Corp.	2,049	13,362
Mitsui Fudosan Co. Ltd.	655,000	13,279
Mitsubishi Electric Corp.	1,201,400	13,225

Kansai Electric Power Co. Inc.	530,700	13,119
Nippon Steel Corp.	3,815,000	12,989
Seven & I Holdings Co. Ltd.	497,536	12,855
Murata Manufacturing Co. Ltd.	168,200	12,720
Denso Corp.	328,600	12,069
Dai-ichi Life Insurance Co. Ltd.	7,481	11,720
MS&AD Insurance Group Holdings	478,215	11,350
JFE Holdings Inc.	340,900	10,999
Chubu Electric Power Co. Inc.	424,900	10,618
Kao Corp.	404,200	10,546
FUJIFILM Holdings Corp.	286,600	10,412
Central Japan Railway Co.	1,201	10,132
Sumitomo Corp.	702,500	10,081
Astellas Pharma Inc.	261,000	9,953
Mitsubishi Heavy Industries Ltd.	2,510,000	9,923
ITOCHU Corp.	889,100	9,638
JX Holdings Inc.	1,393,900	9,552
Sumitomo Realty & Development Co. Ltd.	359,000	8,768
Bridgestone Corp.	453,500	8,693
Daiichi Sankyo Co. Ltd.	395,300	8,573
* NKSJ Holdings Inc.	1,245,400	8,479
Keyence Corp.	31,110	8,240
Asahi Glass Co. Ltd.	658,300	8,186
ORIX Corp.	81,780	8,051
* Otsuka Holdings Co. Ltd.	310,100	7,696
Hoya Corp.	322,400	7,580
Nidec Corp.	80,300	7,551
Suzuki Motor Corp.	310,000	7,482
Kirin Holdings Co. Ltd.	553,000	7,428
Marubeni Corp.	973,000	7,296
Fujitsu Ltd.	1,157,000	7,191
Sumitomo Metal Mining Co. Ltd.	430,000	7,117
SMC Corp.	39,900	6,737
Tokyo Electron Ltd.	101,200	6,576
Tokyo Gas Co. Ltd.	1,504,000	6,555
Sharp Corp.	622,000	6,433
Daiwa Securities Group Inc.	1,301,000	6,404
Sumitomo Electric Industries Ltd.	439,500	6,367
Mitsubishi Chemical Holdings Corp.	897,000	6,241
Tohoku Electric Power Co. Inc.	280,100	6,226
Sumitomo Metal Industries Ltd.	2,666,000	6,224
Secom Co. Ltd.	129,900	6,115
Terumo Corp.	117,800	6,087
Toray Industries Inc.	918,000	6,076
Kyushu Electric Power Co. Inc.	264,400	5,943
Ricoh Co. Ltd.	414,000	5,882
^ Eisai Co. Ltd.	165,800	5,737
Fast Retailing Co. Ltd.	39,400	5,734
Daikin Industries Ltd.	164,100	5,703
Sumitomo Trust & Banking Co. Ltd.	940,000	5,659
Rohm Co. Ltd.	86,200	5,586
Aeon Co. Ltd.	442,700	5,559
NEC Corp.	1,960,000	5,552
Dai Nippon Printing Co. Ltd.	391,000	5,334
Asahi Kasei Corp.	780,000	5,313
Nikon Corp.	224,500	5,187
Asahi Breweries Ltd.	272,400	5,107
Kubota Corp.	482,000	4,922

Yamada Denki Co. Ltd.	72,560	4,916
Yahoo Japan Corp.	12,938	4,872
Sumitomo Chemical Co. Ltd.	935,000	4,859
Nitto Denko Corp.	97,500	4,848
T&D Holdings Inc.	189,550	4,753
TDK Corp.	72,200	4,728
Osaka Gas Co. Ltd.	1,209,000	4,572
Omron Corp.	178,100	4,571
Daito Trust Construction Co. Ltd.	65,100	4,555
Shiseido Co. Ltd.	224,600	4,513
Isuzu Motors Ltd.	958,000	4,499
Hankyu Hanshin Holdings Inc.	953,000	4,407
Mitsui OSK Lines Ltd.	677,000	4,403
Ajinomoto Co. Inc.	396,000	4,380
West Japan Railway Co.	1,139	4,342
Chugoku Electric Power Co. Inc.	209,400	4,341
Kobe Steel Ltd.	1,741,000	4,255
* Mitsubishi Motors Corp.	3,066,000	4,252
Olympus Corp.	150,000	4,196
Nippon Electric Glass Co. Ltd.	278,500	4,179
Aisin Seiki Co. Ltd.	110,200	4,175
Nippon Yusen KK	955,000	4,170
Daiwa House Industry Co. Ltd.	338,000	4,114
Kuraray Co. Ltd.	288,000	4,034
Yamato Holdings Co. Ltd.	264,200	4,001
Bank of Yokohama Ltd.	781,000	3,904
Shikoku Electric Power Co. Inc.	131,800	3,893
Electric Power Development Co. Ltd.	124,600	3,861
JS Group Corp.	176,100	3,845
Odakyu Electric Railway Co. Ltd.	411,000	3,807
Fuji Heavy Industries Ltd.	444,000	3,796
Yakult Honsha Co. Ltd.	133,300	3,757
Chuo Mitsui Trust Holdings Inc.	936,000	3,756
Taisho Pharmaceutical Co. Ltd.	169,000	3,732
Sekisui House Ltd.	382,000	3,713
* Yamaha Motor Co. Ltd.	198,000	3,651
Shizuoka Bank Ltd.	392,000	3,587
Shionogi & Co. Ltd.	195,300	3,583
Toppan Printing Co. Ltd.	393,000	3,565
JGC Corp.	145,000	3,554
^ Resona Holdings Inc.	679,973	3,500
Makita Corp.	80,200	3,466
Kawasaki Heavy Industries Ltd.	940,300	3,339
Ono Pharmaceutical Co. Ltd.	68,300	3,318
JTEKT Corp.	256,600	3,200
Tokyu Corp.	704,000	3,188
NGK Insulators Ltd.	187,000	3,146
Dentsu Inc.	103,300	3,140
Brother Industries Ltd.	204,200	3,116
Chiba Bank Ltd.	498,000	3,095
Oriental Land Co. Ltd.	33,600	3,094
Toyota Industries Corp.	97,100	3,084
Chugai Pharmaceutical Co. Ltd.	166,700	3,065
Hokuriku Electric Power Co.	124,900	3,045
Unicharm Corp.	77,100	2,980
NSK Ltd.	310,000	2,961
JSR Corp.	144,000	2,961
Mazda Motor Corp.	994,000	2,923

Dena Co. Ltd.	80,700	2,908
^ Kintetsu Corp.	941,000	2,908
Konica Minolta Holdings Inc.	299,500	2,882
Ibiden Co. Ltd.	85,200	2,871
Fukuoka Financial Group Inc.	650,000	2,781
Benesse Holdings Inc.	61,500	2,755
OJI Paper Co. Ltd.	588,000	2,751
NTT Data Corp.	846	2,743
Lawson Inc.	54,800	2,732
Nomura Research Institute Ltd.	124,000	2,700
Tobu Railway Co. Ltd.	485,000	2,678
Keikyu Corp.	309,000	2,647
Shimano Inc.	52,800	2,633
Teijin Ltd.	545,000	2,617
THK Co. Ltd.	99,900	2,616
Hokkaido Electric Power Co. Inc.	123,000	2,555
Nippon Express Co. Ltd.	594,000	2,499
Isetan Mitsukoshi Holdings Ltd.	221,140	2,477
TonenGeneral Sekiyu KK	215,000	2,421
Hirose Electric Co. Ltd.	22,400	2,416
Keio Corp.	359,000	2,408
Sony Financial Holdings Inc.	641	2,366
Trend Micro Inc.	78,200	2,353
Credit Saison Co. Ltd.	137,267	2,344
Nissin Foods Holdings Co. Ltd.	65,600	2,332
Kurita Water Industries Ltd.	73,800	2,319
* Mitsubishi Materials Corp.	749,000	2,315
Advantest Corp.	112,800	2,300
* All Nippon Airways Co. Ltd.	626,000	2,293
Sekisui Chemical Co. Ltd.	298,000	2,282
Toyo Seikan Kaisha Ltd.	121,300	2,265
Japan Steel Works Ltd.	211,000	2,215
Sumitomo Heavy Industries Ltd.	341,000	2,167
Panasonic Electric Works Co. Ltd.	170,000	2,123
Daihatsu Motor Co. Ltd.	128,000	2,114
Sega Sammy Holdings Inc.	103,600	2,072
Mitsui Chemicals Inc.	576,000	2,059
Joyo Bank Ltd.	463,000	2,039
Sojitz Corp.	916,700	2,029
Sankyo Co. Ltd.	36,000	1,996
FamilyMart Co. Ltd.	53,400	1,990
Mitsubishi Tanabe Pharma Corp.	124,000	1,982
SBI Holdings Inc.	14,776	1,966
Stanley Electric Co. Ltd.	105,200	1,966
NOK Corp.	97,400	1,956
Bank of Kyoto Ltd.	212,000	1,955
Obayashi Corp.	407,000	1,941
IHI Corp.	857,000	1,938
Taiyo Nippon Sanso Corp.	225,000	1,922
MEIJI Holdings Co. Ltd.	42,345	1,915
Shimizu Corp.	446,000	1,893
Amada Co. Ltd.	216,000	1,878
Toyota Tsusho Corp.	106,400	1,865
Mitsubishi Gas Chemical Co. Inc.	268,000	1,864
Rinnai Corp.	29,500	1,863
Denki Kagaku Kogyo KK	381,000	1,853
Showa Denko KK	830,000	1,826
Aeon Mall Co. Ltd.	69,000	1,816

	Seiko Epson Corp.	109,300	1,809
	Nippon Paper Group Inc.	68,900	1,798
	Nisshin Seifun Group Inc.	143,000	1,795
	Hitachi Chemical Co. Ltd.	79,000	1,788
	Minebea Co. Ltd.	302,000	1,787
	Nitori Holdings Co. Ltd.	21,250	1,778
	Kawasaki Kisen Kaisha Ltd.	422,000	1,765
	Santen Pharmaceutical Co. Ltd.	49,200	1,764
	Toho Co. Ltd.	106,300	1,753
	Hamamatsu Photonics KK	47,800	1,744
	Furukawa Electric Co. Ltd.	393,000	1,743
	Nippon Meat Packers Inc.	131,000	1,729
	Kyowa Hakko Kirin Co. Ltd.	169,000	1,723
	Keihan Electric Railway Co. Ltd.	425,000	1,718
	Nippon Sheet Glass Co. Ltd.	663,344	1,717
	Hachijuni Bank Ltd.	297,000	1,699
	Ube Industries Ltd.	565,000	1,697
	Dowa Holdings Co. Ltd.	237,000	1,661
	Nissan Chemical Industries Ltd.	133,000	1,639
	Toho Gas Co. Ltd.	318,000	1,633
^,* Elpida Memory Inc.		113,000	1,631
	Hokuhoku Financial Group Inc.	796,000	1,608
^	GS Yuasa Corp.	230,000	1,602
	Marui Group Co. Ltd.	188,900	1,594
	NTN Corp.	293,000	1,592
	Konami Corp.	79,700	1,591
	Kansai Paint Co. Ltd.	155,000	1,590
	J Front Retailing Co. Ltd.	305,400	1,579
	Kajima Corp.	598,000	1,571
	Chugoku Bank Ltd.	131,000	1,567
	Gunma Bank Ltd.	269,000	1,545
	Namco Bandai Holdings Inc.	140,900	1,544
	Iyo Bank Ltd.	181,000	1,539
	Hitachi Construction Machinery Co. Ltd.	65,500	1,538
	Ushio Inc.	76,000	1,537
	NHK Spring Co. Ltd.	136,000	1,535
	Takashimaya Co. Ltd.	186,000	1,529
	Tokyu Land Corp.	298,000	1,525
	Idemitsu Kosan Co. Ltd.	14,500	1,522
	Taisei Corp.	637,000	1,519
	Cosmo Oil Co. Ltd.	470,000	1,515
	Daido Steel Co. Ltd.	239,000	1,503
	Yaskawa Electric Corp.	138,000	1,501
	Asics Corp.	111,000	1,479
	Mitsui Mining & Smelting Co. Ltd.	415,000	1,462
	Hiroshima Bank Ltd.	343,000	1,461
	TOTO Ltd.	205,000	1,461
	Daicel Chemical Industries Ltd.	201,000	1,460
	Yamaguchi Financial Group Inc.	143,000	1,433
	MediPal Holdings Corp.	135,500	1,418
	Kagome Co. Ltd.	76,500	1,409
	USS Co. Ltd.	17,530	1,409
^	Aozora Bank Ltd.	633,000	1,395
	Hisamitsu Pharmaceutical Co. Inc.	34,400	1,386
	Air Water Inc.	105,000	1,382
*	Sanyo Electric Co. Ltd.	888,000	1,373
	Nishi-Nippon City Bank Ltd.	434,000	1,346
	Mitsubishi UFJ Lease & Finance Co. Ltd.	33,240	1,345

	Yamaha Corp.	109,400	1,340
	Taiyo Yuden Co. Ltd.	88,000	1,329
	Suruga Bank Ltd.	142,000	1,325
	Kamigumi Co. Ltd.	158,000	1,325
	Fuji Electric Holdings Co. Ltd.	412,000	1,322
^,* Shinsei Bank Ltd.		1,137,000	1,314
*	Dainippon Screen Manufacturing Co. Ltd.	143,000	1,310
	Kinden Corp.	146,000	1,304
	NGK Spark Plug Co. Ltd.	84,000	1,301
	Mitsui Engineering & Shipbuilding Co. Ltd.	469,000	1,295
	Nagoya Railroad Co. Ltd.	483,000	1,294
	Shimadzu Corp.	163,000	1,294
	Don Quijote Co. Ltd.	40,100	1,291
	Toyo Suisan Kaisha Ltd.	60,000	1,285
	Mitsubishi Logistics Corp.	96,000	1,277
	Keisei Electric Railway Co. Ltd.	187,000	1,263
	Fujikura Ltd.	259,000	1,262
	Nippon Shokubai Co. Ltd.	114,000	1,262
	Hitachi Metals Ltd.	107,000	1,256
	Chiyoda Corp.	141,000	1,249
	Tsumura & Co.	39,500	1,241
	Hakuhodo DY Holdings Inc.	21,720	1,239
	Zeon Corp.	134,000	1,235
	Kikkoman Corp.	114,000	1,231
	Citizen Holdings Co. Ltd.	190,300	1,228
	Miraca Holdings Inc.	32,000	1,225
*	Sumco Corp.	79,600	1,222
	Alps Electric Co. Ltd.	100,900	1,215
	Yokogawa Electric Corp.	150,100	1,212
	Shimamura Co. Ltd.	13,400	1,199
	Yamato Kogyo Co. Ltd.	39,800	1,194
	Mabuchi Motor Co. Ltd.	23,900	1,180
	77 Bank Ltd.	217,000	1,175
	Maruichi Steel Tube Ltd.	53,200	1,171
*	Ebara Corp.	239,000	1,169
	Nippon Paint Co. Ltd.	149,000	1,159
	DIC Corp.	519,000	1,155
	Alfresa Holdings Corp.	27,900	1,149
	Nisshinbo Holdings Inc.	103,000	1,138
*	Mizuho Trust & Banking Co. Ltd.	1,168,000	1,137
	Casio Computer Co. Ltd.	151,800	1,133
	Tosoh Corp.	348,000	1,125
*	Gree Inc.	70,100	1,123
	Mitsumi Electric Co. Ltd.	67,100	1,105
	Sapporo Hokuyo Holdings Inc.	227,900	1,103
	Nisshin Steel Co. Ltd.	558,000	1,099
	UNY Co. Ltd.	112,900	1,091
	Nippon Kayaku Co. Ltd.	104,000	1,084
*	Haseko Corp.	1,167,000	1,078
	Dainippon Sumitomo Pharma Co. Ltd.	119,400	1,075
	Tokyo Tatemono Co. Ltd.	234,000	1,073
	Koito Manufacturing Co. Ltd.	62,000	1,071
	Wacoal Holdings Corp.	80,000	1,070
	Nanto Bank Ltd.	204,000	1,064
	Kewpie Corp.	85,700	1,056
	Sumitomo Rubber Industries Ltd.	100,100	1,055
	Tokuyama Corp.	199,000	1,047
	Toyota Boshoku Corp.	57,900	1,024

NTT Urban Development Corp.	995	1,023
Nomura Real Estate Holdings Inc.	55,300	1,012
Senshu Ikeda Holdings Inc.	688,400	1,006
Yokohama Rubber Co. Ltd.	196,000	999
Hino Motors Ltd.	174,000	977
Sapporo Holdings Ltd.	220,000	975
Rengo Co. Ltd.	145,000	970
Yamatake Corp.	41,800	969
Suzuken Co. Ltd.	33,700	964
Nishi-Nippon Railroad Co. Ltd.	229,000	951
Ryohin Keikaku Co. Ltd.	21,900	944
Tokyo Steel Manufacturing Co. Ltd.	88,700	942
Park24 Co. Ltd.	86,900	937
Lion Corp.	176,000	934
Mizuho Securities Co. Ltd.	356,000	934
Yamazaki Baking Co. Ltd.	78,000	929
Ezaki Glico Co. Ltd.	81,000	919
Oracle Corp. Japan	19,900	911
Takata Corp.	29,800	911
Japan Petroleum Exploration Co.	22,100	911
Pacific Metals Co. Ltd.	106,561	909
Glory Ltd.	36,900	882
Sumitomo Forestry Co. Ltd.	95,500	880
Onward Holdings Co. Ltd.	100,000	869
Kaneka Corp.	124,000	866
Sumitomo Bakelite Co. Ltd.	146,000	863
Toyoda Gosei Co. Ltd.	36,900	859
Shiga Bank Ltd.	155,000	856
Autobacs Seven Co. Ltd.	21,400	855
Nabtesco Corp.	36,000	846
Disco Corp.	12,500	839
Nichirei Corp.	184,000	837
Ito En Ltd.	48,600	837
Sotetsu Holdings Inc.	261,000	836
Shimachu Co. Ltd.	37,000	831
COMSYS Holdings Corp.	78,600	821
^ Sawai Pharmaceutical Co. Ltd.	9,300	812
MISUMI Group Inc.	31,600	811
Awa Bank Ltd.	131,000	809
Hitachi High-Technologies Corp.	32,600	808
* OKUMA Corp.	97,000	807
Lintec Corp.	28,900	807
Rohto Pharmaceutical Co. Ltd.	70,000	805
Seino Holdings Corp.	115,000	798
Kobayashi Pharmaceutical Co. Ltd.	16,800	788
Canon Marketing Japan Inc.	54,500	780
Aeon Credit Service Co. Ltd.	55,500	777
Jafco Co. Ltd.	27,300	765
Toyobo Co. Ltd.	416,000	764
Coca-Cola West Co. Ltd.	41,400	757
Obic Co. Ltd.	3,930	753
Mori Seiki Co. Ltd.	64,400	750
Kagoshima Bank Ltd.	113,000	742
Showa Shell Sekiyu KK	85,700	741
Takara Holdings Inc.	125,000	739
Ulvac Inc.	28,600	733
Mochida Pharmaceutical Co. Ltd.	65,000	732
Daishi Bank Ltd.	216,000	731

Komeri Co. Ltd.	31,300	725
Sumitomo Osaka Cement Co. Ltd.	328,000	722
Sysmex Corp.	11,000	718
Asatsu-DK Inc.	26,200	706
San-In Godo Bank Ltd.	94,000	703
Higo Bank Ltd.	132,000	698
Juroku Bank Ltd.	214,000	693
Tokai Carbon Co. Ltd.	118,000	690
Capcom Co. Ltd.	40,300	689
^ Acom Co. Ltd.	38,490	687
^ Promise Co. Ltd.	77,550	681
Kissei Pharmaceutical Co. Ltd.	34,000	680
Nagase & Co. Ltd.	52,000	672
Hokkoku Bank Ltd.	197,000	669
Ogaki Kyoritsu Bank Ltd.	200,000	664
Itochu Techno-Solutions Corp.	19,000	661
* Taiheiyo Cement Corp.	511,000	659
Toda Corp.	169,000	648
House Foods Corp.	38,700	641
OSAKA Titanium Technologies Co.	11,000	639
Hyakujushi Bank Ltd.	165,000	630
Nippon Television Network Corp.	3,950	625
Izumi Co. Ltd.	42,200	621
Toho Titanium Co. Ltd.	21,500	615
Aoyama Trading Co. Ltd.	36,200	610
Matsumotokiyoshi Holdings Co. Ltd.	27,900	604
Otsuka Corp.	9,400	597
Hyakugo Bank Ltd.	134,000	597
^ Nissha Printing Co. Ltd.	23,600	596
Musashino Bank Ltd.	19,500	588
Tokai Rika Co. Ltd.	29,400	587
Kokuyo Co. Ltd.	69,700	579
Shinko Electric Industries Co. Ltd.	51,400	578
Keiyo Bank Ltd.	112,000	574
ABC-Mart Inc.	15,700	570
Square Enix Holdings Co. Ltd.	32,600	568
Fuji Media Holdings Inc.	366	567
IT Holdings Corp.	45,000	561
H2O Retailing Corp.	73,000	538
Shima Seiki Manufacturing Ltd.	22,200	525
Matsui Securities Co. Ltd.	78,500	520
^ Kansai Urban Banking Corp.	299,000	495
Nipro Corp.	24,600	479
Tokyo Style Co. Ltd.	61,000	475
Kose Corp.	18,600	474
Circle K Sunkus Co. Ltd.	29,200	469
Toshiba TEC Corp.	95,000	451
Hitachi Capital Corp.	28,000	444
Heiwa Corp.	29,900	436
Sohgo Security Services Co. Ltd.	35,400	430
Tokyo Broadcasting System Holdings Inc.	30,400	412
Kandenko Co. Ltd.	62,000	400
Fukuyama Transporting Co. Ltd.	80,000	399
Sundrug Co. Ltd.	13,200	383
Nidec Sankyo Corp.	47,000	375
Toyota Auto Body Co. Ltd.	19,300	362
PanaHome Corp.	55,000	354
Hitachi Transport System Ltd.	23,100	352

Hitachi Cable Ltd.	126,000	331
Okasan Securities Group Inc.	83,000	323
Hitachi Koki Co. Ltd.	32,300	322
Monex Group Inc.	1,126	312
Funai Electric Co. Ltd.	9,100	302
Sumitomo Real Estate Sales Co. Ltd.	5,710	292
^ Culture Convenience Club Co. Ltd.	52,600	288
Tokai Rubber Industries Ltd.	20,900	278
Hikari Tsushin Inc.	11,600	262
NS Solutions Corp.	12,100	260
TV Asahi Corp.	148	245
* Mizuho Investors Securities Co. Ltd.	230,000	238
Point Inc.	5,050	231
kabu.com Securities Co. Ltd.	48,800	210
Toppan Forms Co. Ltd.	20,700	206
SKY Perfect JSAT Holdings Inc.	483	179
* SFCG Co. Ltd.	140	—
		1,821,608
Luxembourg (0.0%)
RTL Group SA	10,501	1,039

Malaysia (0.9%)
CIMB Group Holdings Bhd.	4,169,400	11,449
Public Bank Bhd. (Foreign)	2,613,208	11,439
Malayan Banking Bhd.	3,970,796	11,327
Sime Darby Bhd.	3,335,294	10,014
* Axiata Group Bhd.	4,696,337	7,406
Genting Bhd.	2,054,300	7,156
IOI Corp. Bhd.	3,706,365	6,951
MISC Bhd.	1,343,740	3,650
AMMB Holdings Bhd.	1,678,800	3,648
DiGi.Com Bhd.	435,834	3,647
* Petronas Chemicals Group Bhd.	1,802,400	3,604
Maxis Bhd.	1,695,800	2,958
Kuala Lumpur Kepong Bhd.	400,900	2,795
PPB Group Bhd.	443,600	2,481
Genting Malaysia Bhd.	2,185,600	2,391
Petronas Gas Bhd.	595,800	2,166
PLUS Expressways Bhd.	1,510,700	2,164
IJM Corp. Bhd.	1,008,020	2,157
Tenaga Nasional Bhd.	982,500	1,978
YTL Corp. Bhd.	717,218	1,898
Gamuda Bhd.	1,503,800	1,875
YTL Power International Bhd.	2,127,702	1,634
British American Tobacco Malaysia Bhd.	103,600	1,599
SP Setia Bhd.	749,650	1,573
UMW Holdings Bhd.	652,000	1,535
Hong Leong Bank Bhd.	363,800	1,099
Berjaya Sports Toto Bhd.	756,057	1,040
Telekom Malaysia Bhd.	831,800	1,011
Alliance Financial Group Bhd.	904,100	941
RHB Capital Bhd.	321,700	889
MMC Corp. Bhd.	901,700	834
Petronas Dagangan Bhd.	210,100	829
Lafarge Malayan Cement Bhd.	313,210	803
Parkson Holdings Bhd.	389,756	718
* EON Capital Bhd.	211,100	483

Proton Holdings Bhd.	220,900	304
Public Bank Bhd. (Local)	28,231	123
		118,569
Mexico (1.2%)
America Movil SAB de CV	16,267,653	46,331
Grupo Mexico SAB de CV Class B	6,071,417	23,723
Wal-Mart de Mexico SAB de CV	5,349,900	14,862
* Grupo Televisa SA	2,083,400	10,037
Fomento Economico Mexicano SAB de CV	1,614,000	8,564
Grupo Financiero Banorte SAB de CV	1,490,900	6,634
Telefonos de Mexico SAB de CV	7,205,280	6,248
* Cemex SAB de CV ADR	486,236	4,605
Industrias Penoles SAB de CV	118,914	3,942
Grupo Financiero Inbursa SA	735,400	3,209
Grupo Modelo SAB de CV	475,400	2,930
* Cemex SAB de CV	2,535,872	2,396
Grupo Elektra SA de CV	55,800	2,319
Grupo Bimbo SAB de CV Class A	267,607	2,260
* Minera Frisco SAB de CV	526,243	2,250
Alfa SAB de CV Class A	204,770	2,230
Mexichem SAB de CV	541,629	1,934
Kimberly-Clark de Mexico SAB de CV Class A	310,580	1,716
Grupo Carso SAB de CV	502,700	1,448
Grupo Aeroportuario del Pacifico SAB de CV Class B	354,295	1,383
* Impulsora del Desarrollo y El Empleo en America Latina SAB de CV	672,700	959
* Urbi Desarrollos Urbanos SAB de CV	353,900	856
Organizacion Soriana SAB de CV Class B	259,600	816
* Inmuebles Carso SAB de CV	502,700	535
* Carso Infraestructura y Construccion SAB de CV	621,400	402
Grupo Aeroportuario del Pacifico SAB de CV ADR	64	2
		152,591
Morocco (0.0%)
Maroc Telecom	131,857	2,469
Douja Promotion Groupe Addoha SA	95,333	1,198
		3,667
Netherlands (1.7%)
Unilever NV	1,154,860	34,150
* ING Groep NV	2,880,945	32,806
Koninklijke Philips Electronics NV	736,357	22,928
Koninklijke KPN NV	1,171,984	18,497
ASML Holding NV	322,412	13,520
Koninklijke Ahold NV	875,063	11,855
Heineken NV	215,117	10,827
Akzo Nobel NV	173,062	10,818
* Aegon NV	1,294,688	9,579
Koninklijke DSM NV	135,036	7,992
TNT NV	278,823	7,567
Reed Elsevier NV	543,099	7,070
* Randstad Holding NV	94,699	5,173
Wolters Kluwer NV	222,449	5,095
Fugro NV	59,514	4,794
Corio NV	68,168	4,444
Heineken Holding NV	84,825	3,773
SBM Offshore NV	124,414	2,964
Koninklijke Boskalis Westminster NV	56,850	2,732

Koninklijke Vopak NV	38,664	1,873
		218,457
New Zealand (0.1%)
Fletcher Building Ltd.	494,256	2,958
Telecom Corp. of New Zealand Ltd.	1,382,148	2,438
Auckland International Airport Ltd.	688,456	1,193
Contact Energy Ltd.	223,775	1,064
Sky City Entertainment Group Ltd.	418,230	1,059
Fisher & Paykel Healthcare Corp. Ltd.	373,888	919
Sky Network Television Ltd.	146,427	605
Kiwi Income Property Trust	693,491	541
Vector Ltd.	226,009	433
Warehouse Group Ltd.	112,293	317
Air New Zealand Ltd.	205,295	222
		11,749
Norway (0.6%)
Statoil ASA	953,381	23,132
DnB NOR ASA	903,590	12,438
Telenor ASA	618,083	9,543
Yara International ASA	163,163	9,216
Seadrill Ltd.	230,446	7,572
Orkla ASA	765,378	6,888
Norsk Hydro ASA	900,674	6,785
Aker Solutions ASA	154,923	2,826
* Storebrand ASA	332,853	2,619
^,* Renewable Energy Corp. ASA	380,122	1,216
		82,235
Peru (0.1%)
Cia de Minas Buenaventura SA ADR	134,232	5,504
Credicorp Ltd.	43,929	4,582
Volcan Cia Minera SAA Class B	849,106	1,211
Cia de Minas Buenaventura SA	21,537	886
		12,183
Philippines (0.1%)
Manila Electric Co.	324,850	1,581
Bank of the Philippine Islands	1,275,364	1,486
Ayala Land Inc.	4,403,064	1,466
Philippine Long Distance Telephone Co.	26,250	1,459
SM Investments Corp.	135,690	1,438
Banco de Oro Unibank Inc.	726,800	836
Ayala Corp.	103,240	795
SM Prime Holdings Inc.	3,127,302	732
Metropolitan Bank & Trust	478,131	703
Jollibee Foods Corp.	285,600	486
Globe Telecom Inc.	26,850	467
Petron Corp.	1,307,000	415
		11,864
Poland (0.3%)
Powszechna Kasa Oszczednosci Bank Polski SA	469,351	6,722
KGHM Polska Miedz SA	112,135	6,558
Bank Pekao SA	77,413	4,610
* Polski Koncern Naftowy Orlen SA	251,523	4,176
Powszechny Zaklad Ubezpieczen SA	32,259	3,882
PGE Polska Grupa Energetyczna SA	414,036	3,304
^ Telekomunikacja Polska SA	497,416	2,917
Bank Zachodni WBK SA	15,610	1,189

* Getin Holding SA	258,773	1,124
Polskie Gornictwo Naftowe i Gazownictwo SA	854,140	1,083
* BRE Bank SA	9,334	987
Bank Handlowy w Warszawie SA	29,067	965
* ING Bank Slaski SA	2,867	851
^ TVN SA	132,739	770
* Globe Trade Centre SA	78,081	571
		39,709
Portugal (0.2%)
EDP - Energias de Portugal SA	2,063,227	7,922
Portugal Telecom SGPS SA	664,536	7,702
Galp Energia SGPS SA Class B	187,107	3,818
Jeronimo Martins SGPS SA	186,866	2,822
Brisa Auto-Estradas de Portugal SA	328,186	2,387
^ Banco Comercial Portugues SA	2,658,807	2,135
* EDP Renovaveis SA	197,061	1,170
Cimpor Cimentos de Portugal SGPS SA	139,383	936
^ Banco Espirito Santo SA	215,600	874
^ Banco BPI SA	326,237	629
		30,395
Russia (1.8%)
Gazprom OAO ADR	1,766,046	46,910
Surgutneftegas OJSC ADR	2,665,165	29,592
Lukoil OAO ADR	474,787	29,152
Sberbank of Russia	6,430,670	22,828
MMC Norilsk Nickel OJSC ADR	577,661	14,711
Rosneft Oil Co. GDR	1,433,208	12,299
NovaTek OAO	1,125,605	11,747
* Federal Grid Co. Unified Energy System JSC	687,137,067	10,218
Tatneft ADR	209,184	7,442
Novolipetsk Steel OJSC	1,335,343	5,740
Uralkali	624,259	4,726
Mobile Telesystems OJSC	558,263	4,680
Gazprom Neft JSC	1,056,470	4,650
* Federal Hydrogenerating Co. JSC	78,907,400	3,945
Polyus Gold OJSC ADR	112,842	3,793
VTB Bank OJSC GDR	481,219	3,443
* Polymetal JSC	177,637	3,040
Severstal OAO GDR	146,825	2,647
Sistema JSFC GDR	104,444	2,397
* IDGC Holding JSC	12,008,894	2,260
Mobile Telesystems OJSC ADR	92,735	1,772
^ Rostelecom OJSC ADR	50,855	1,707
Wimm-Bill-Dann Foods OJSC ADR	50,879	1,683
* OGK-4 OJSC	14,199,000	1,403
* Inter Rao Ues OAO	853,525,800	1,357
* Raspadskaya	168,900	1,282
Magnitogorsk Iron & Steel Works	1,095,748	1,227
VTB Bank OJSC	276,599,217	993
* TMK OAO	190,718	963
* Mosenergo OAO	8,661,629	891
* WGC-3 OJSC	14,128,700	725
Aeroflot - Russian Airlines OJSC	231,082	603
* TGK-1 OAO	778,059,000	591
* PIK Group	47,161	198
* Federal Hydrogenerating Co. JSC	467,678	23
* IDGC Holding JSC New Shares	68,233	13

*,1 Yenisei Territorial Generating Co. GDR	5,021	10
		241,661
Singapore (1.2%)
DBS Group Holdings Ltd.	1,295,200	15,250
Oversea-Chinese Banking Corp. Ltd.	1,864,600	14,403
Singapore Telecommunications Ltd.	5,912,000	14,385
United Overseas Bank Ltd.	860,460	13,349
Keppel Corp. Ltd.	901,000	8,284
Wilmar International Ltd.	1,893,754	7,822
* Genting Singapore plc	4,506,936	7,172
CapitaLand Ltd.	2,372,998	6,681
Noble Group Ltd.	3,362,072	5,768
Singapore Exchange Ltd.	806,000	5,336
Fraser and Neave Ltd.	1,055,000	5,239
Singapore Airlines Ltd.	445,670	5,163
City Developments Ltd.	506,959	4,524
Singapore Press Holdings Ltd.	1,221,000	3,789
Golden Agri-Resources Ltd.	6,707,251	3,741
Singapore Technologies Engineering Ltd.	1,141,151	2,898
Jardine Cycle & Carriage Ltd.	107,000	2,855
Olam International Ltd.	1,177,000	2,820
SembCorp Industries Ltd.	667,000	2,692
SembCorp Marine Ltd.	618,600	2,624
CapitaMall Trust	1,755,800	2,616
Ascendas Real Estate Investment Trust	1,366,000	2,240
Yangzijiang Shipbuilding Holdings Ltd.	1,402,964	2,053
ComfortDelGro Corp. Ltd.	1,600,424	1,979
Keppel Land Ltd.	532,724	1,872
CapitaCommercial Trust	1,614,235	1,809
UOL Group Ltd.	436,000	1,618
Venture Corp. Ltd.	206,000	1,564
^,* Neptune Orient Lines Ltd.	753,750	1,302
^ Cosco Corp. Singapore Ltd.	692,000	1,180
StarHub Ltd.	492,840	987
Singapore Post Ltd.	1,031,000	953
SMRT Corp. Ltd.	551,000	879
Singapore Land Ltd.	124,000	737
Wing Tai Holdings Ltd.	426,000	547
SIA Engineering Co. Ltd.	155,000	512
Haw Par Corp. Ltd.	105,000	508
Yanlord Land Group Ltd.	409,000	495
M1 Ltd.	248,900	477
Allgreen Properties Ltd.	536,000	457
Guocoland Ltd.	203,999	419
Wheelock Properties Singapore Ltd.	271,000	403
Hotel Properties Ltd.	136,000	283
STATS ChipPAC Ltd.	313,000	209
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	190,356	26
		160,920
South Africa (1.9%)
MTN Group Ltd.	1,405,200	24,122
Sasol Ltd.	474,349	22,893
Standard Bank Group Ltd.	1,179,803	17,263
Naspers Ltd.	300,331	15,671
Impala Platinum Holdings Ltd.	471,893	13,459
AngloGold Ashanti Ltd.	285,031	12,229
Gold Fields Ltd.	546,231	8,629

FirstRand Ltd.	3,123,960	8,468
Sanlam Ltd.	1,562,661	5,913
* Anglo Platinum Ltd.	59,126	5,809
Bidvest Group Ltd.	261,466	5,593
Remgro Ltd.	357,456	5,443
Shoprite Holdings Ltd.	402,139	4,986
ABSA Group Ltd.	268,601	4,973
Kumba Iron Ore Ltd.	71,270	4,482
Steinhoff International Holdings Ltd.	1,170,193	3,790
RMB Holdings Ltd.	668,338	3,566
Harmony Gold Mining Co. Ltd.	325,683	3,543
Nedbank Group Ltd.	192,282	3,405
Vodacom Group Ltd.	327,861	3,194
Massmart Holdings Ltd.	153,144	3,043
African Bank Investments Ltd.	598,078	3,036
Truworths International Ltd.	334,195	2,966
Aspen Pharmacare Holdings Ltd.	249,012	2,952
Growthpoint Properties Ltd.	1,177,768	2,823
Tiger Brands Ltd.	107,549	2,783
MMI Holdings Ltd.	1,126,487	2,576
Imperial Holdings Ltd.	165,426	2,539
Netcare Ltd.	1,080,154	2,171
* Sappi Ltd.	408,028	2,066
Woolworths Holdings Ltd.	628,266	2,055
Foschini Group Ltd.	177,898	1,969
Pretoria Portland Cement Co. Ltd.	432,334	1,876
ArcelorMittal South Africa Ltd.	164,406	1,875
African Rainbow Minerals Ltd.	63,656	1,868
Barloworld Ltd.	175,831	1,695
Investec Ltd.	208,523	1,568
Spar Group Ltd.	122,998	1,554
Nampak Ltd.	477,834	1,529
Aveng Ltd.	288,783	1,527
Mr Price Group Ltd.	177,265	1,404
Reunert Ltd.	153,990	1,371
Sun International Ltd.	81,548	1,171
Clicks Group Ltd.	211,670	1,168
Tongaat Hulett Ltd.	78,758	1,162
Discovery Holdings Ltd.	217,483	1,139
AVI Ltd.	259,949	1,085
Exxaro Resources Ltd.	53,571	1,073
Pick n Pay Stores Ltd.	176,274	1,050
Murray & Roberts Holdings Ltd.	239,031	1,034
Liberty Holdings Ltd.	101,255	1,017
Adcock Ingram Holdings Ltd.	128,577	1,007
Aeci Ltd.	87,794	977
Telkom SA Ltd.	198,905	973
Medi-Clinic Corp. Ltd.	231,675	934
JD Group Ltd.	129,048	934
Mondi Ltd.	114,766	914
Mvelaphanda Resources Ltd.	157,646	815
Lewis Group Ltd.	72,272	764
JSE Ltd.	61,328	682
Fountainhead Property Trust	726,010	660
Santam Ltd.	36,953	641
Northam Platinum Ltd.	107,049	640
Illovo Sugar Ltd.	172,233	636
Wilson Bayly Holmes-Ovcon Ltd.	34,642	593

Grindrod Ltd.	248,189	556
* Evraz Highveld Steel and Vanadium Ltd.	39,410	480
Pick'n Pay Holdings Ltd.	154,332	393
Allied Technologies Ltd.	41,309	366
African Oxygen Ltd.	108,981	309
Group Five Ltd.	64,809	289
		248,139
South Korea (3.7%)
1 Samsung Electronics Co. Ltd. GDR	141,588	61,894
Samsung Electronics Co. Ltd.	38,195	33,562
POSCO ADR	259,287	26,484
Hyundai Motor Co.	122,580	19,566
Hyundai Heavy Industries Co. Ltd.	42,522	18,515
LG Chem Ltd.	36,851	13,846
Shinhan Financial Group Co. Ltd. ADR	152,951	13,645
KB Financial Group Inc. ADR	259,169	13,495
Hyundai Mobis	54,007	12,437
Kia Motors Corp.	219,050	10,691
SK Innovation Co. Ltd.	51,418	9,533
* Hynix Semiconductor Inc.	329,130	8,683
LG Electronics Inc.	80,574	8,392
Samsung C&T Corp.	115,444	7,321
Samsung Fire & Marine Insurance Co. Ltd.	35,283	7,297
LG Display Co. Ltd.	200,010	6,794
Samsung Heavy Industries Co. Ltd.	171,830	6,509
* NHN Corp.	35,538	6,340
S-Oil Corp.	62,924	6,254
OCI Co. Ltd.	16,997	5,781
SK Telecom Co. Ltd. ADR	315,655	5,461
Shinsegae Co. Ltd.	10,408	5,345
Samsung Engineering Co. Ltd.	29,818	5,273
SK Holdings Co. Ltd.	35,006	5,204
* Korea Electric Power Corp. ADR	401,552	5,112
LG Corp.	64,364	4,878
Samsung Electro-Mechanics Co. Ltd.	41,607	4,853
Hyundai Engineering & Construction Co. Ltd.	61,616	4,803
Hana Financial Group Inc.	118,670	4,710
Samsung Life Insurance Co. Ltd.	43,903	4,029
Cheil Industries Inc.	37,220	3,962
Samsung Securities Co. Ltd.	49,743	3,938
Honam Petrochemical Corp.	11,884	3,846
Hyundai Steel Co.	31,031	3,834
KT Corp. ADR	193,617	3,810
Woori Finance Holdings Co. Ltd.	294,660	3,754
Samsung SDI Co. Ltd.	25,386	3,550
Samsung Techwin Co. Ltd.	39,708	3,331
Amorepacific Corp.	3,205	3,105
LG Household & Health Care Ltd.	8,578	3,099
GS Engineering & Construction Corp.	28,468	3,029
Daelim Industrial Co. Ltd.	25,846	2,881
Hanwha Corp.	55,500	2,817
Korea Zinc Co. Ltd.	10,463	2,791
Doosan Corp.	18,377	2,752
Kangwon Land Inc.	116,310	2,676
KT&G Corp.	50,182	2,638
Lotte Shopping Co. Ltd.	6,495	2,616
GS Holdings	34,660	2,588

Shinhan Financial Group Co. Ltd.	57,270	2,542
Daewoo Securities Co. Ltd.	106,720	2,513
Doosan Heavy Industries and Construction Co. Ltd.	30,920	2,168
LS Corp.	23,539	2,141
Dongbu Insurance Co. Ltd.	51,970	2,112
Hankook Tire Co. Ltd.	84,470	2,079
NCSoft Corp.	12,072	2,067
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	56,050	2,056
Hyosung Corp.	25,007	2,048
Hyundai Mipo Dockyard	11,069	2,040
KB Financial Group Inc.	38,489	1,985
Hyundai Department Store Co. Ltd.	16,159	1,893
Hyundai Development Co.	56,440	1,884
Korea Investment Holdings Co. Ltd.	40,740	1,836
Industrial Bank of Korea	120,470	1,830
Hanwha Chem Corp.	50,640	1,813
Korea Exchange Bank	191,740	1,803
Woongjin Coway Co. Ltd.	56,380	1,754
Korean Air Lines Co. Ltd.	26,563	1,719
* Doosan Infracore Co. Ltd.	60,610	1,626
Hyundai Merchant Marine Co. Ltd.	53,763	1,619
Busan Bank	132,580	1,589
Hanjin Shipping Co. Ltd.	47,449	1,574
Hyundai Securities Co.	120,450	1,534
Woori Investment & Securities Co. Ltd.	71,610	1,387
Samsung Card Co.	26,442	1,300
Daegu Bank Ltd.	93,230	1,282
^ STX Offshore & Shipbuilding Co. Ltd.	39,730	1,156
KCC Corp.	3,796	1,150
CJ CheilJedang Corp.	6,679	1,145
* STX Corp. Co. Ltd.	37,045	1,111
Dongkuk Steel Mill Co. Ltd.	34,580	1,110
Yuhan Corp.	8,045	1,078
Samsung Fine Chemicals Co. Ltd.	14,600	1,066
LG Uplus Corp.	182,230	1,063
S1 Corp.	20,830	998
Lotte Confectionery Co. Ltd.	781	988
Pacific Corp.	5,833	978
^ Daewoo International Corp.	28,843	974
Hanjin Heavy Industries & Construction Co. Ltd.	25,792	888
Daewoo Engineering & Construction Co. Ltd.	71,119	872
* Korea Express Co. Ltd.	8,632	852
Cheil Worldwide Inc.	61,790	782
STX Pan Ocean Co. Ltd.	76,430	737
Glovis Co. Ltd.	5,314	736
* Daum Communications Corp.	9,864	707
CJ Corp.	10,097	679
Korea Gas Corp.	17,760	663
SK Networks Co. Ltd.	55,870	613
Nong Shim Co. Ltd.	3,036	554
Daishin Securities Co. Ltd.	38,520	547
Halla Climate Control Corp.	32,630	514
Mirae Asset Securities Co. Ltd.	11,372	511
Hite Brewery Co. Ltd.	4,964	496
Hyundai Hysco	20,850	489
Lotte Chilsung Beverage Co. Ltd.	606	479
KT Corp.	10,731	400
SKC Co. Ltd.	9,110	359

	LG Hausys Ltd.	4,342	318
*	Korea Electric Power Corp.	12,280	311
	Hanjin Shipping Holdings Co. Ltd.	20,539	300
	POSCO	699	284
	Daishin Securities Co. Ltd. Prior Pfd.	21,130	199
	Sindoh Co. Ltd.	3,815	183
	Lotte Midopa Co. Ltd.	10,880	162
	SK Telecom Co. Ltd.	745	109
			484,479
Spain (2.7%)
	Telefonica SA	3,425,487	86,250
	Banco Santander SA	6,204,892	76,025
	Banco Bilbao Vizcaya Argentaria SA	3,333,647	40,923
	Iberdrola SA	4,014,875	34,388
	Repsol YPF SA	911,565	28,751
	Inditex SA	185,294	14,009
^	ACS Actividades de Construccion y Servicios SA	175,140	9,039
	Abertis Infraestructuras SA	275,721	5,408
	Criteria Caixacorp SA	755,474	5,213
	Ferrovial SA	411,137	4,872
	Gas Natural SDG SA	275,927	4,567
^	Banco Popular Espanol SA	757,815	4,557
^	Banco de Sabadell SA	944,754	4,518
	Acerinox SA	183,371	3,122
^,* International Consolidated Airlines Group SA		689,413	2,828
	Enagas	133,223	2,809
^	Grifols SA	160,536	2,444
	Iberdrola Renovables SA	625,516	2,363
	Indra Sistemas SA	122,494	2,306
	Mapfre SA	660,402	2,242
	Red Electrica Corp. SA	41,208	2,101
^	Bankinter SA	261,857	1,787
	Endesa SA	60,852	1,726
	Acciona SA	19,415	1,679
	Zardoya Otis SA	105,888	1,676
*	Gamesa Corp. Tecnologica SA	186,266	1,427
	Corp Financiera Alba	22,995	1,308
	Gestevision Telecinco SA	100,527	1,264
	Fomento de Construcciones y Contratas SA	37,290	1,086
^	Banco de Valencia SA	175,295	852
^	Banco Espanol de Credito SA	62,761	569
			352,109
Sweden (2.3%)
	Nordea Bank AB	2,999,571	36,381
	Telefonaktiebolaget LM Ericsson Class B	2,246,835	27,732
*	Volvo AB Class B	1,084,893	18,882
	Sandvik AB	886,437	17,412
	Svenska Handelsbanken AB Class A	458,415	15,606
	Skandinaviska Enskilda Banken AB Class A	1,617,697	14,685
	Hennes & Mauritz AB Class B	436,552	14,331
	TeliaSonera AB	1,671,027	13,783
	Atlas Copco AB Class A	470,116	11,288
*	Swedbank AB Class A	709,547	11,133
	SKF AB	306,271	8,781
*	Volvo AB Class A	504,696	8,699
	Svenska Cellulosa AB Class B	447,249	7,800
	Investor AB Class B	337,304	7,797

Assa Abloy AB Class B	257,673	7,008
Tele2 AB	312,721	6,928
Scania AB Class B	297,767	6,683
Atlas Copco AB Class B	292,961	6,380
Electrolux AB Class B	223,943	6,370
Skanska AB Class B	295,712	5,997
Swedish Match AB	187,950	5,409
Alfa Laval AB	234,685	5,010
Boliden AB	203,416	4,264
Getinge AB	166,968	4,052
Kinnevik Investment AB Class B	157,340	3,508
Industrivarden AB Class A	201,944	3,452
Ratos AB	88,205	3,312
Securitas AB Class B	261,464	3,154
Modern Times Group AB Class B	43,937	3,055
SSAB AB Class A	182,339	2,995
Husqvarna AB	325,848	2,709
Holmen AB	47,493	1,802
Industrivarden AB	85,847	1,429
SSAB AB Class B	61,682	877
* CDON Group AB	85,612	425
* Scania AB Class A	16,725	370
		299,499
Switzerland (5.1%)
Nestle SA	2,584,893	139,728
Novartis AG	1,688,424	94,149
Roche Holding AG	524,140	79,700
* UBS AG	2,830,254	50,754
ABB Ltd.	1,733,717	40,900
Credit Suisse Group AG	846,785	37,856
Zurich Financial Services AG	110,015	30,055
Syngenta AG	70,432	22,712
Cie Financiere Richemont SA	388,928	21,131
* Transocean Ltd.	237,707	18,810
Swiss Reinsurance Co. Ltd.	277,040	15,832
Holcim Ltd.	182,109	12,763
Swatch Group AG (Bearer)	23,096	9,286
SGS SA	4,355	7,090
Julius Baer Group Ltd.	153,266	6,935
Swisscom AG	15,455	6,827
Adecco SA	105,392	6,823
Geberit AG	30,405	6,414
Givaudan SA	6,299	6,235
Kuehne & Nagel International AG	44,687	5,783
Swatch Group AG (Registered)	69,003	4,982
Synthes Inc.	35,455	4,677
Sonova Holding AG	36,681	4,599
* Actelion Ltd.	71,893	3,889
Swiss Life Holding AG	24,163	3,857
Baloise Holding AG	37,072	3,813
Lonza Group AG	39,847	3,147
Lindt & Spruengli AG	104	3,037
* GAM Holding AG	152,016	2,721
Pargesa Holding SA	28,513	2,513
Schindler Holding AG (Registered)	22,009	2,447
Nobel Biocare Holding AG	93,787	1,928
Sika AG	798	1,752

Schindler Holding AG (Bearer)	14,876	1,662
Lindt & Spruengli AG	634	1,651
Straumann Holding AG	6,039	1,477
BKW FMB Energie AG	11,504	928
EFG International AG	34,867	482
		669,345
Taiwan (2.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,086,355	40,339
Hon Hai Precision Industry Co. Ltd.	7,080,841	30,320
HTC Corp.	602,496	20,143
Nan Ya Plastics Corp.	5,832,370	16,127
Formosa Plastics Corp.	4,520,220	15,484
Formosa Chemicals & Fibre Corp.	3,176,210	11,622
MediaTek Inc.	811,227	11,007
Cathay Financial Holding Co. Ltd.	5,709,552	10,568
Taiwan Semiconductor Manufacturing Co. Ltd.	3,910,532	10,229
China Steel Corp.	7,552,051	8,776
* Chunghwa Telecom Co. Ltd. ADR	284,048	8,485
* AU Optronics Corp. ADR	688,638	6,611
Fubon Financial Holding Co. Ltd.	4,677,435	6,512
* Chimei Innolux Corp.	4,942,575	6,206
Chinatrust Financial Holding Co. Ltd.	7,299,128	6,204
Delta Electronics Inc.	1,306,818	6,030
United Microelectronics Corp. ADR	1,784,194	5,674
Acer Inc.	1,936,822	5,262
Advanced Semiconductor Engineering Inc. ADR	854,798	5,231
Mega Financial Holding Co. Ltd.	6,125,000	4,966
Yuanta Financial Holding Co. Ltd.	5,945,845	4,793
Formosa Petrochemical Corp.	1,386,580	4,485
Quanta Computer Inc.	2,101,480	4,440
Far Eastern New Century Corp.	2,606,414	4,429
Compal Electronics Inc.	3,231,510	4,269
Uni-President Enterprises Corp.	3,133,700	4,248
Siliconware Precision Industries Co. ADR	601,560	4,169
Asustek Computer Inc.	459,642	4,128
China Development Financial Holding Corp.	8,138,353	3,732
First Financial Holding Co. Ltd.	3,552,780	3,247
Foxconn Technology Co. Ltd.	805,254	3,246
Taiwan Mobile Co. Ltd.	1,367,609	3,225
Hua Nan Financial Holdings Co. Ltd.	3,557,143	2,886
Synnex Technology International Corp.	1,098,990	2,884
Taiwan Cooperative Bank	3,308,740	2,799
Taiwan Cement Corp.	2,579,768	2,774
* MStar Semiconductor Inc.	347,000	2,773
Wistron Corp.	1,414,489	2,770
President Chain Store Corp.	569,904	2,424
SinoPac Financial Holdings Co. Ltd.	5,011,000	2,423
Unimicron Technology Corp.	1,130,975	2,342
Lite-On Technology Corp.	1,647,723	2,238
Epistar Corp.	599,000	2,183
Chang Hwa Commercial Bank	2,544,000	2,152
* Shin Kong Financial Holding Co. Ltd.	4,159,005	2,102
* Taishin Financial Holding Co. Ltd.	3,556,338	2,057
Taiwan Fertilizer Co. Ltd.	537,000	2,014
Largan Precision Co. Ltd.	72,068	1,964
Pou Chen Corp.	2,069,725	1,962
Macronix International	2,434,937	1,875

Asia Cement Corp.	1,628,526	1,794
Far EasTone Telecommunications Co. Ltd.	1,168,643	1,749
Yulon Motor Co. Ltd.	830,898	1,734
* Pegatron Corp.	1,203,038	1,666
Cheng Shin Rubber Industry Co. Ltd.	727,667	1,602
* Walsin Lihwa Corp.	2,616,000	1,580
United Microelectronics Corp.	2,534,000	1,565
Catcher Technology Co. Ltd.	369,153	1,519
Taiwan Glass Industrial Corp.	1,094,231	1,459
E.Sun Financial Holding Co. Ltd.	2,047,842	1,395
Inventec Co. Ltd.	2,095,400	1,228
* Evergreen Marine Corp. Taiwan Ltd.	1,078,000	1,126
KGI Securities Co. Ltd.	1,943,000	1,122
Polaris Securities Co. Ltd.	1,551,359	1,085
* Inotera Memories Inc.	1,711,025	1,077
* Nanya Technology Corp.	1,662,753	1,052
Novatek Microelectronics Corp.	310,916	1,025
* Taiwan Business Bank	2,215,200	1,023
* China Airlines Ltd.	1,306,244	995
Chicony Electronics Co. Ltd.	444,931	970
* Yang Ming Marine Transport Corp.	929,369	933
Formosa Taffeta Co. Ltd.	935,000	931
Yageo Corp.	1,713,000	894
Advantech Co. Ltd.	284,641	877
Capital Securities Corp.	1,580,243	849
* Powerchip Technology Corp.	3,533,958	842
* Eva Airways Corp.	732,201	841
Realtek Semiconductor Corp.	355,939	836
Coretronic Corp.	491,386	822
Feng Hsin Iron & Steel Co.	421,790	812
* Tatung Co. Ltd.	3,453,000	808
Teco Electric and Machinery Co. Ltd.	1,285,000	802
Waterland Financial Holdings	1,340,329	773
* HannStar Display Corp.	3,902,463	764
* Winbond Electronics Corp.	1,979,000	732
Giant Manufacturing Co. Ltd.	187,625	729
Nan Ya Printed Circuit Board Corp.	185,821	699
U-Ming Marine Transport Corp.	322,000	692
* Wan Hai Lines Ltd.	793,050	662
Chunghwa Telecom Co. Ltd.	215,854	660
Oriental Union Chemical Corp.	451,083	657
Eternal Chemical Co. Ltd.	508,625	603
Far Eastern International Bank	1,132,483	581
* Qisda Corp.	822,640	580
Yuen Foong Yu Paper Manufacturing Co. Ltd.	1,150,918	556
Cathay Real Estate Development Co. Ltd.	897,000	525
* Ritek Corp.	1,727,397	523
* CMC Magnetics Corp.	1,862,000	509
Cheng Uei Precision Industry Co. Ltd.	225,078	501
Transcend Information Inc.	161,455	479
President Securities Corp.	687,260	461
D-Link Corp.	420,870	447
Mitac International Corp.	873,736	446
China Motor Corp.	450,105	424
Ton Yi Industrial Corp.	763,000	416
Taiwan Secom Co. Ltd.	219,000	406
* Chunghwa Picture Tubes	2,447,130	374
Faraday Technology Corp.	167,897	362

* Asia Optical Co. Inc.	162,381	333
* AU Optronics Corp.	313,000	307
Micro-Star International Co. Ltd.	463,929	280
Vanguard International Semiconductor Corp.	476,466	272
Compal Communications Inc.	222,520	235
Advanced Semiconductor Engineering Inc.	125,000	155
Siliconware Precision Industries Co.	98,000	138
LITE-ON IT Corp.	120,654	137
* Tatung Co. Ltd. GDR	26,447	124
Inventec Appliances Corp.	123,963	111
		380,495
Thailand (0.3%)
PTT PCL (Foreign)	564,700	6,125
PTT Exploration & Production PCL (Foreign)	1,015,772	5,326
Kasikornbank PCL (Foreign)	890,200	3,401
Siam Commercial Bank PCL (Foreign)	1,042,186	3,172
Siam Cement PCL (Foreign)	256,512	2,765
Advanced Info Service PCL (Foreign)	958,950	2,483
CP ALL PCL (Foreign)	1,502,100	1,872
Bangkok Bank PCL (Foreign)	379,297	1,848
Bank of Ayudhya PCL(Local)	1,981,253	1,578
Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,385
Thai Oil PCL (Foreign)	612,800	1,376
* TMB Bank PCL	15,378,000	1,016
PTT Chemical PCL (Foreign)	218,600	987
Banpu PCL	41,500	986
IRPC PCL (Foreign)	5,950,900	980
* Banpu PCL (Local)	39,600	936
PTT Aromatics & Refining PCL (Foreign)	756,596	916
Krung Thai Bank PCL (Foreign)	1,740,000	894
* PTT PCL	68,400	742
BEC World PCL (Foreign)	573,400	587
Thai Airways International PCL (Foreign)	364,302	445
Thai Union Frozen Products PCL (Foreign)	278,880	408
Land and Houses PCL (Foreign)	2,192,600	405
Central Pattana PCL	451,600	391
Electricity Generating PCL (Foreign)	130,500	390
Airports of Thailand PCL (Foreign)	324,200	344
Siam Makro PCL (Foreign)	74,500	342
Total Access Communication PCL (Foreign)	246,500	322
Delta Electronics Thai PCL (Foreign)	339,900	316
* Total Access Communication PCL (Local)	238,100	311
* Siam Commercial Bank PCL (Local)	93,800	285
Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	244
* PTT Chemical PCL	52,600	238
Siam City Cement PCL (Foreign)	29,100	204
* Charoen Pokphand Foods PCL	253,900	181
* IRPC PCL	920,400	152
Thoresen Thai Agencies PCL	209,600	124
* Electricity Generating PCL	33,800	117
* BEC World PCL	109,200	112
* PTT Exploration and Production PCL (Local)	21,000	110
* Siam City Cement PCL (Local)	15,500	109
* Krung Thai Bank PCL	209,800	108
* Ratchaburi Electricity Generating Holding PCL (Local)	81,900	107
* Bank of Ayudhya PCL (Local)	128,200	102
* CP ALL PCL (Local)	71,800	90

* Thai Airways International PCL	61,500	75
		45,407
Turkey (0.3%)
Akbank TAS	887,103	4,171
Turkiye Garanti Bankasi AS	934,538	4,154
Turkiye Is Bankasi	1,014,987	3,185
KOC Holding AS	760,888	3,102
Anadolu Efes Biracilik Ve Malt Sanayii AS	184,854	2,287
Turkiye Halk Bankasi AS	275,714	2,171
* Yapi ve Kredi Bankasi AS	656,089	1,915
* Eregli Demir ve Celik Fabrikalari TAS	606,253	1,906
Tupras Turkiye Petrol Rafinerileri AS	72,325	1,874
* Turk Hava Yollari	576,504	1,867
BIM Birlesik Magazalar AS	55,327	1,778
Turk Telekomunikasyon AS	395,844	1,626
Turkcell Iletisim Hizmet AS	222,566	1,366
Turkiye Vakiflar Bankasi Tao	534,858	1,317
Haci Omer Sabanci Holding AS (Bearer)	302,607	1,286
Enka Insaat ve Sanayi AS	309,478	1,169
Asya Katilim Bankasi AS	656,750	1,145
Arcelik AS	150,520	783
Coca-Cola Icecek AS	51,265	575
* Dogan Sirketler Grubu Holdings	692,262	477
Ford Otomotiv Sanayi AS	49,167	408
		38,562
United Kingdom (13.9%)
HSBC Holdings plc	13,135,818	143,324
Vodafone Group plc	39,261,460	110,349
BP plc	14,056,651	109,266
Royal Dutch Shell plc Class A	2,646,353	93,437
Rio Tinto plc	1,139,348	78,664
GlaxoSmithKline plc	3,909,368	70,710
Royal Dutch Shell plc Class B	2,026,768	70,440
BHP Billiton plc	1,646,430	63,115
BG Group plc	2,513,442	56,576
British American Tobacco plc	1,489,420	54,976
AstraZeneca plc	1,055,354	51,256
Anglo American plc	989,163	48,459
Standard Chartered plc	1,740,666	45,377
Barclays plc	9,086,524	42,727
Tesco plc	5,932,295	38,280
Xstrata plc	1,658,747	36,730
Diageo plc	1,879,644	36,128
* Lloyds Banking Group plc	30,005,895	30,365
Reckitt Benckiser Group plc	539,983	29,352
Unilever plc	975,958	28,381
SABMiller plc	876,893	28,366
National Grid plc	2,585,152	23,029
Imperial Tobacco Group plc	758,893	21,685
Prudential plc	1,885,483	20,425
Centrica plc	3,850,993	19,727
BT Group plc	5,756,001	16,231
Aviva plc	2,091,864	14,935
Rolls-Royce Group plc	1,394,659	14,257
Tullow Oil plc	660,055	14,030
BAE Systems plc	2,541,722	13,917
Scottish & Southern Energy plc	694,937	12,898

Compass Group plc	1,402,618	12,473
British Sky Broadcasting Group plc	981,496	11,868
WPP plc	939,993	11,640
Shire plc	417,931	11,034
Pearson plc	601,743	9,875
Experian plc	764,143	9,482
* Royal Bank of Scotland Group plc	13,022,630	8,684
J Sainsbury plc	1,399,531	8,557
WM Morrison Supermarkets plc	1,991,516	8,503
Old Mutual plc	4,068,647	8,177
ARM Holdings plc	980,699	8,158
Reed Elsevier plc	909,108	8,054
Legal & General Group plc	4,396,994	7,818
International Power plc	1,139,369	7,714
Smith & Nephew plc	666,025	7,467
* Wolseley plc	209,212	7,292
Carnival plc	159,429	7,275
Kingfisher plc	1,735,916	7,003
* Cairn Energy plc	1,034,886	6,875
Marks & Spencer Group plc	1,175,470	6,710
Antofagasta plc	292,236	6,616
Man Group plc	1,391,232	6,551
Smiths Group plc	287,331	6,266
Standard Life plc	1,690,680	6,222
Land Securities Group plc	566,022	6,120
RSA Insurance Group plc	2,589,080	5,639
Burberry Group plc	320,369	5,509
British Land Co. plc	658,598	5,474
Randgold Resources Ltd.	67,380	5,138
Capita Group plc	461,742	5,021
Associated British Foods plc	293,873	4,997
Johnson Matthey plc	159,170	4,920
Petrofac Ltd.	192,375	4,832
AMEC plc	249,518	4,794
Aggreko plc	202,311	4,652
Eurasian Natural Resources Corp. plc	286,782	4,649
Sage Group plc	965,605	4,560
G4S plc	1,054,623	4,540
Resolution Ltd.	1,071,250	4,488
Intercontinental Hotels Group plc	212,235	4,468
United Utilities Group plc	501,766	4,378
Next plc	137,581	4,359
* Autonomy Corp. plc	177,702	4,260
ICAP plc	495,099	4,251
Lonmin plc	150,369	3,998
Admiral Group plc	150,230	3,956
Severn Trent plc	175,498	3,847
Kazakhmys plc	158,666	3,823
Inmarsat plc	343,518	3,752
Schroders plc	127,162	3,671
Hammerson plc	530,604	3,647
* ITV plc	2,922,964	3,641
Whitbread plc	130,698	3,631
3i Group plc	727,927	3,613
Vedanta Resources plc	98,920	3,606
Rexam plc	643,416	3,518
Fresnillo plc	160,731	3,342
Invensys plc	605,722	3,258

Serco Group plc			368,613	3,252
Tate & Lyle plc			350,869	3,099
Capital Shopping Centres Group plc			511,289	3,010
Bunzl plc			245,464	2,989
Cobham plc			853,826	2,871
Logica plc			1,213,370	2,638
Segro plc			549,028	2,626
Cable & Wireless Worldwide plc			1,958,267	2,224
* Rentokil Initial plc			1,372,972	2,202
Aegis Group plc			956,516	2,139
Home Retail Group plc			604,211	2,090
United Business Media Ltd.			184,173	2,072
Hays plc			1,053,597	2,045
Thomas Cook Group plc			632,334	1,932
Daily Mail & General Trust plc			203,289	1,823
Drax Group plc			277,630	1,725
TUI Travel plc			409,685	1,661
Provident Financial plc			100,683	1,522
William Hill plc			520,193	1,515
Cable & Wireless Communications plc			1,925,881	1,427
Ladbrokes plc			661,950	1,385
Schroders plc			44,930	1,015
African Barrick Gold Ltd.			95,470	767
TalkTalk Telecom Group plc			258,140	667
				1,834,774
Total Common Stocks (Cost $11,558,269)				13,192,163
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[2,3] Vanguard Market Liquidity Fund	0.207%		238,183,407	238,183

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4 Federal Home Loan Bank Discount Notes	0.210%	6/3/11	300	300
Total Temporary Cash Investments (Cost $238,483)				238,483
Total Investments (102.0%) (Cost $11,796,752)				13,430,646
Other Assets and Liabilities-Net (-2.0%)[2]				(267,193)
Net Assets (100%)				13,163,453

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $203,613,639.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate value of these securities was $76,122,000, representing 0.6% of net assets.
2 Includes $217,505,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,681,116	—	—
Common Stocks—Other	209,311	11,301,642	94
Temporary Cash Investments	238,183	300	—
Total	2,128,610	11,301,942	94

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2011:

Investments in
Common Stocks—Other
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2010	95
Change in Unrealized Appreciation (Depreciation)	(1)
Balance as of January 31, 2011	94

D. At January 31, 2011, the cost of investment securities for tax purposes was $11,816,449,000. Net unrealized appreciation of investment securities for tax purposes was $1,614,197,000, consisting of unrealized gains of $2,068,648,000 on securities that had risen in value since their purchase and $454,451,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Australia (3.2%)
BHP Billiton Ltd.	135,568	6,025
Commonwealth Bank of Australia	61,505	3,227
Westpac Banking Corp.	120,232	2,766
Australia & New Zealand Banking Group Ltd.	103,011	2,439
National Australia Bank Ltd.	87,128	2,150
Wesfarmers Ltd.	40,235	1,365
Woolworths Ltd.	49,063	1,308
Rio Tinto Ltd.	13,532	1,153
Newcrest Mining Ltd.	30,736	1,150
Woodside Petroleum Ltd.	24,041	1,002
Westfield Group	96,275	943
CSL Ltd.	22,245	826
QBE Insurance Group Ltd.	46,581	815
Origin Energy Ltd.	38,781	637
Macquarie Group Ltd.	14,381	585
Brambles Ltd.	69,621	500
Telstra Corp. Ltd.	177,128	496
Santos Ltd.	35,063	474
AMP Ltd.	84,604	451
Suncorp Group Ltd.	48,152	413
Foster's Group Ltd.	72,800	411
AXA Asia Pacific Holdings Ltd.	60,309	387
Orica Ltd.	15,072	382
Oil Search Ltd.	56,273	373
Incitec Pivot Ltd.	84,290	363
* Fortescue Metals Group Ltd.	53,979	346
Stockland	96,262	346
Amcor Ltd.	49,864	343
* Westfield Retail Trust	123,373	326
Insurance Australia Group Ltd.	83,675	318
WorleyParsons Ltd.	11,149	309
Transurban Group	56,067	292
Computershare Ltd.	27,623	278
AGL Energy Ltd.	17,888	265
Coca-Cola Amatil Ltd.	22,862	257
ASX Ltd.	6,752	252
Leighton Holdings Ltd.	7,735	244
Alumina Ltd.	102,001	244
GPT Group	74,953	221
Wesfarmers Ltd. Price Protected Shares	6,418	221
OZ Minerals Ltd.	120,553	200
Lend Lease Group	22,001	194
TABCORP Holdings Ltd.	27,667	192
* Asciano Ltd.	117,762	189
OneSteel Ltd.	64,675	176
BlueScope Steel Ltd.	82,012	174
Cochlear Ltd.	2,186	169
Sonic Healthcare Ltd.	13,677	163
Mirvac Group	126,612	157

Dexus Property Group	184,598	153
Sims Metal Management Ltd.	7,941	153
Crown Ltd.	17,087	147
Toll Holdings Ltd.	24,612	144
Goodman Group	212,611	141
* Paladin Energy Ltd.	27,467	135
CFS Retail Property Trust	72,376	131
* Iluka Resources Ltd.	14,756	127
Boral Ltd.	24,144	116
Bendigo and Adelaide Bank Ltd.	11,810	115
Tatts Group Ltd.	46,412	115
Metcash Ltd.	26,944	113
* James Hardie Industries SE	14,810	93
Harvey Norman Holdings Ltd.	30,328	91
* Qantas Airways Ltd.	37,665	90
Perpetual Ltd.	2,817	88
CSR Ltd.	53,018	85
MAp Group	25,619	77
Goodman Fielder Ltd.	55,147	69
Bank of Queensland Ltd.	6,984	69
Commonwealth Property Office Fund	79,237	69
IOOF Holdings Ltd.	8,692	68
Caltex Australia Ltd.	4,908	66
Tower Australia Group Ltd.	16,746	65
Ansell Ltd.	4,554	60
Charter Hall Office REIT	17,571	55
Flight Centre Ltd.	2,301	54
Billabong International Ltd.	6,476	52
Aristocrat Leisure Ltd.	17,415	51
Challenger Ltd.	10,934	50
New Hope Corp. Ltd.	10,034	49
Adelaide Brighton Ltd.	14,606	49
Ten Network Holdings Ltd.	34,205	48
* Aquila Resources Ltd.	4,970	46
DuluxGroup Ltd.	13,950	37
GWA Group Ltd.	11,242	37
Consolidated Media Holdings Ltd.	11,572	34
SP AusNet	38,822	34
^ Fairfax Media Ltd.	19,902	27
* Sigma Pharmaceuticals Ltd.	60,271	27
* Nufarm Ltd.	4,786	25
Downer EDI Ltd.	6,330	24
Energy Resources of Australia Ltd.	2,196	22
* Macquarie Atlas Roads Group	11,957	18
Australand Property Group	5,249	15
Envestra Ltd.	20,533	12
West Australian Newspapers Holdings Ltd.	1,314	8
Spotless Group Ltd.	2,468	6
APN News & Media Ltd.	2,880	5
* Gunns Ltd.	6,004	3
* Elders Ltd.	247	—
		39,885
Austria (0.1%)
Erste Group Bank AG	10,993	551
Voestalpine AG	9,357	421
OMV AG	5,423	240
* IMMOFINANZ AG	40,627	179

Telekom Austria AG	12,886	177
Raiffeisen Bank International AG	1,913	113
Verbund AG	2,641	106
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,514	82
Strabag SE	916	27
		1,896
Belgium (0.3%)
Anheuser-Busch InBev NV	32,346	1,790
Delhaize Group SA	5,024	397
Umicore SA	6,480	333
* KBC Groep NV	7,048	282
Groupe Bruxelles Lambert SA	2,954	266
Ageas	93,049	263
Belgacom SA	6,095	219
UCB SA	4,930	176
Solvay SA Class A	1,518	159
Colruyt SA	2,487	127
* Dexia SA	29,468	123
Cie Nationale a Portefeuille	1,168	65
Mobistar SA	649	41
		4,241
Brazil (2.3%)
Petroleo Brasileiro SA ADR Type A	88,523	2,943
Vale SA Class B Pfd. ADR	80,200	2,485
Petroleo Brasileiro SA ADR	59,899	2,200
Vale SA Class B ADR	61,854	2,154
Itau Unibanco Holding SA ADR	95,915	2,062
Banco Bradesco SA ADR	81,393	1,540
Cia de Bebidas das Americas ADR	45,565	1,217
Cia Siderurgica Nacional SA ADR	55,830	953
Banco do Brasil SA	44,393	793
Petroleo Brasileiro SA Prior Pfd.	47,292	769
Itausa - Investimentos Itau SA Prior Pfd.	103,897	735
BM&FBovespa SA	79,150	553
Petroleo Brasileiro SA	30,546	551
BRF - Brasil Foods SA	32,324	530
Gerdau SA ADR	36,086	478
Natura Cosmeticos SA	15,900	407
Embraer SA ADR	11,179	369
Cia de Concessoes Rodoviarias	12,800	353
Banco Santander Brasil SA	28,200	327
Tim Participacoes SA ADR	6,728	256
Tele Norte Leste Participacoes SA ADR	15,589	247
* OGX Petroleo e Gas Participacoes SA	23,200	240
PDG Realty SA Empreendimentos e Participacoes	42,000	232
Redecard SA	17,788	220
Bradespar SA Prior Pfd.	7,900	217
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	5,609	211
All America Latina Logistica SA	24,800	210
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	17,800	208
Vale SA Prior Pfd.	6,200	190
Ultrapar Participacoes SA Prior Pfd.	2,968	187
Cia Energetica de Minas Gerais ADR	10,615	175
Souza Cruz SA	3,200	153
Cia de Bebidas das Americas	6,690	152
Metalurgica Gerdau SA Prior Pfd. Class A	9,500	145
Vale SA	4,100	140

Cielo SA	18,889	140
Tractebel Energia SA	9,000	139
Brasil Telecom SA ADR	5,663	133
Centrais Eletricas Brasileiras SA	9,500	128
Weg SA	10,647	127
Centrais Eletricas Brasileiras SA Prior Pfd.	7,800	126
Cyrela Brazil Realty SA Empreendimentos e Participacoes	10,998	122
Vivo Participacoes SA Prior Pfd.	3,600	121
Lojas Renner SA	4,100	119
Braskem SA Prior Pfd.	9,400	118
Cia Paranaense de Energia Prior Pfd.	4,400	112
Hypermarcas SA	9,112	108
Usinas Siderurgicas de Minas Gerais SA	7,000	105
* Fibria Celulose SA	6,400	99
Lojas Americanas SA Prior Pfd.	12,200	98
Cia Energetica de Sao Paulo Prior Pfd.	5,385	92
* NET Servicos de Comunicacao SA Prior Pfd.	8,900	91
Klabin SA Prior Pfd.	25,200	86
TAM SA Prior Pfd.	3,869	85
Suzano Papel e Celulose SA Prior Pfd.	8,834	77
Duratex SA	7,800	75
* Vale Fertilizantes SA Prior Pfd.	6,292	72
AES Tiete SA Prior Pfd.	5,100	72
Porto Seguro SA	4,572	71
MRV Engenharia e Participacoes SA	8,200	69
Banco do Estado do Rio Grande do Sul Prior Pfd.	6,800	67
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	3,408	66
JBS SA	17,398	66
Light SA	3,973	62
Gerdau SA	6,200	61
Cia de Saneamento Basico do Estado de Sao Paulo	2,400	59
Telemar Norte Leste SA Prior Pfd.	1,900	57
Brasil Telecom SA Prior Pfd.	7,000	54
* Tim Participacoes SA	11,000	49
EDP - Energias do Brasil SA	2,200	49
* MMX Mineracao e Metalicos SA	8,100	49
B2W Cia Global Do Varejo	2,844	48
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	1,573	48
Tele Norte Leste Participacoes SA	2,200	48
Marfrig Alimentos SA	5,900	48
Amil Participacoes SA	4,900	47
* PortX Operacoes Portuarias SA	22,608	46
Cosan SA Industria e Comercio	2,900	45
Cia Energetica de Minas Gerais Prior Pfd.	2,750	45
CPFL Energia SA	1,800	44
AES Tiete SA	3,549	44
Cia Energetica de Minas Gerais	2,928	38
M Dias Branco SA	1,600	35
Multiplan Empreendimentos Imobiliarios SA	1,700	33
Telecomunicacoes de Sao Paulo SA Prior Pfd.	1,300	32
LLX Logistica SA	11,800	28
Cia de Gas de Sao Paulo Prior Pfd.	1,000	27
* Centrais Eletricas Brasileiras SA Rights Exp. 02/14/2011	2,052	—
* Centrais Eletricas Brasileiras SA Rights Exp. 02/14/2011	1,312	—
		28,482
Canada (4.0%)
Royal Bank of Canada	57,036	3,058

^ Toronto-Dominion Bank	35,000	2,620
Suncor Energy Inc.	62,700	2,596
Bank of Nova Scotia	41,460	2,338
Potash Corp. of Saskatchewan Inc.	12,210	2,163
Canadian Natural Resources Ltd.	44,460	1,982
Barrick Gold Corp.	39,728	1,883
Teck Resources Ltd. Class B	23,700	1,436
^ Bank of Montreal	22,466	1,296
Goldcorp Inc.	31,949	1,282
* Research In Motion Ltd.	21,590	1,272
Manulife Financial Corp.	72,650	1,266
Canadian National Railway Co.	18,656	1,265
Canadian Imperial Bank of Commerce	16,000	1,219
Cenovus Energy Inc.	30,374	1,050
TransCanada Corp.	27,750	1,013
Encana Corp.	31,100	1,002
Talisman Energy Inc.	42,800	981
Enbridge Inc.	15,490	898
Brookfield Asset Management Inc. Class A	23,400	764
Kinross Gold Corp.	44,000	731
Sun Life Financial Inc.	23,200	730
Cameco Corp.	17,406	722
Rogers Communications Inc. Class B	19,800	692
Nexen Inc.	26,112	656
Thomson Reuters Corp.	16,101	643
Agrium Inc.	7,051	623
Imperial Oil Ltd.	13,690	610
Magna International Inc.	9,360	547
Canadian Pacific Railway Ltd.	7,304	490
* Ivanhoe Mines Ltd.	17,479	485
Crescent Point Energy Corp.	10,100	446
Agnico-Eagle Mines Ltd.	6,459	442
National Bank of Canada	6,030	420
Valeant Pharmaceuticals International Inc.	11,500	419
Power Corp. of Canada	15,490	418
* Silver Wheaton Corp.	13,100	404
Tim Hortons Inc.	9,560	391
Bombardier Inc. Class B	63,700	363
First Quantum Minerals Ltd.	3,100	359
BCE Inc.	9,800	356
Pacific Rubiales Energy Corp.	10,200	352
SNC-Lavalin Group Inc.	5,900	346
Eldorado Gold Corp.	21,000	337
Power Financial Corp.	10,960	326
Shaw Communications Inc. Class B	15,220	321
* MEG Energy Corp.	7,200	320
Shoppers Drug Mart Corp.	8,660	319
Yamana Gold Inc.	27,400	308
Fairfax Financial Holdings Ltd.	800	305
Great-West Lifeco Inc.	11,400	295
* CGI Group Inc. Class A	14,266	274
IAMGOLD Corp.	14,300	272
Husky Energy Inc.	9,760	263
Saputo Inc.	6,300	263
Brookfield Properties Corp.	13,200	232
Fortis Inc.	6,600	227
RioCan Real Estate Investment Trust	9,600	223
Intact Financial Corp.	4,300	217

Canadian Utilities Ltd. Class A	3,800	202
IGM Financial Inc.	4,600	195
Niko Resources Ltd.	2,000	195
TransAlta Corp.	8,860	183
CI Financial Corp.	8,300	178
Finning International Inc.	5,800	169
Canadian Tire Corp. Ltd. Class A	2,700	168
Loblaw Cos. Ltd.	3,800	149
* Osisko Mining Corp.	10,900	145
George Weston Ltd.	1,700	120
TELUS Corp.	2,100	104
TELUS Corp. Class A	1,700	81
Bombardier Inc. Class A	415	2
		49,422
Chile (0.2%)
Empresa Nacional de Electricidad SA ADR	8,171	426
SACI Falabella	36,942	368
Empresas COPEC SA	19,700	338
Sociedad Quimica y Minera de Chile SA ADR	4,510	241
Empresas CMPC SA	4,266	211
CAP SA	4,003	204
Cencosud SA	26,791	181
Enersis SA ADR	7,122	148
Banco de Chile	895,678	126
Banco Santander Chile ADR	1,442	122
Lan Airlines SA	3,727	105
Banco de Credito e Inversiones	1,050	70
Colbun SA	265,292	70
Corpbanca	4,158,795	69
ENTEL Chile SA	2,800	47
Enersis SA	114,300	47
AES Gener SA	92,643	46
Cia Cervecerias Unidas SA	4,054	44
Embotelladora Andina SA Prior Pfd.	7,625	37
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	353	19
Banco Santander Chile	145,800	12
		2,931
China (2.4%)
China Construction Bank Corp.	2,906,060	2,545
China Mobile Ltd.	244,500	2,403
Industrial & Commercial Bank of China	2,682,245	1,989
CNOOC Ltd.	722,000	1,607
Bank of China Ltd.	2,533,800	1,312
PetroChina Co. Ltd.	858,000	1,196
China Life Insurance Co. Ltd.	305,000	1,185
Tencent Holdings Ltd.	36,700	958
Ping An Insurance Group Co. of China Ltd.	86,500	862
China Petroleum & Chemical Corp.	741,319	816
China Shenhua Energy Co. Ltd.	155,500	634
China Unicom Hong Kong Ltd.	324,574	535
China Telecom Corp. Ltd.	748,034	443
Belle International Holdings Ltd.	246,000	423
China Merchants Bank Co. Ltd.	175,131	411
Bank of Communications Co. Ltd.	369,144	351
Hengan International Group Co. Ltd.	45,500	342
China Overseas Land & Investment Ltd.	176,480	335
China Coal Energy Co. Ltd.	202,000	298

*	Agricultural Bank of China Ltd.	597,500	294
	China Pacific Insurance Group Co. Ltd.	70,200	277
	China Citic Bank Corp. Ltd.	361,509	237
^	Byd Co. Ltd.	47,000	231
	Yanzhou Coal Mining Co. Ltd.	76,000	221
	China Merchants Holdings International Co. Ltd.	50,000	219
	Tingyi Cayman Islands Holding Corp.	88,000	216
	Want Want China Holdings Ltd.	257,000	215
	Inner Mongolia Yitai Coal Co. Class B	29,600	208
*,^ Aluminum Corp. of China Ltd.		197,331	195
	China Communications Construction Co. Ltd.	229,375	185
*	GOME Electrical Appliances Holdings Ltd.	485,720	183
	China Resources Enterprise Ltd.	42,000	165
	China Yurun Food Group Ltd.	50,000	163
*	PICC Property & Casualty Co. Ltd.	126,000	158
	Dongfeng Motor Group Co. Ltd.	90,000	158
	Jiangxi Copper Co. Ltd.	48,000	152
	Lenovo Group Ltd.	258,000	150
	Citic Pacific Ltd.	55,000	147
	Tsingtao Brewery Co. Ltd.	32,000	147
	China Resources Land Ltd.	78,000	140
	Anhui Conch Cement Co. Ltd.	30,000	140
	China Resources Power Holdings Co. Ltd.	73,400	129
	China National Building Material Co. Ltd.	52,000	129
*	GCL Poly Energy Holdings Ltd.	271,000	127
	Beijing Enterprises Holdings Ltd.	21,500	127
	China Mengniu Dairy Co. Ltd.	45,000	126
	Kingboard Chemical Holdings Ltd.	22,000	126
	Kunlun Energy Co. Ltd.	84,000	124
	China Minsheng Banking Corp. Ltd.	144,800	123
	Guangzhou Automobile Group Co. Ltd.	93,857	120
	China International Marine Containers Group Co. Ltd. Class B	50,200	119
*	Air China Ltd.	114,000	118
	Guangzhou R&F Properties Co. Ltd.	79,600	118
	Zijin Mining Group Co. Ltd.	143,534	113
	Weiqiao Textile Co.	119,401	112
	China Railway Group Ltd.	146,000	106
	Sino-Ocean Land Holdings Ltd.	158,500	105
	Alibaba.com Ltd.	52,500	104
	CSR Corp. Ltd.	72,000	104
	China Oilfield Services Ltd.	52,000	100
*	China COSCO Holdings Co. Ltd.	89,500	96
	Weichai Power Co. Ltd.	14,000	96
	Chaoda Modern Agriculture Holdings Ltd.	132,000	95
	China Shipping Development Co. Ltd.	74,442	90
	China Railway Construction Corp. Ltd.	72,626	89
*	Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.
		38,600	89
	COSCO Pacific Ltd.	46,000	86
	Parkson Retail Group Ltd.	48,500	83
*	China Taiping Insurance Holdings Co. Ltd.	29,600	83
	Sinopharm Group Co.	23,200	82
	Shanghai Industrial Holdings Ltd.	19,000	77
	Shimao Property Holdings Ltd.	49,500	75
*	China Shipping Container Lines Co. Ltd.	161,000	75
	Agile Property Holdings Ltd.	50,000	75
	BBMG Corp.	54,500	73
	ZTE Corp.	18,510	73

* China Rongsheng Heavy Industry Group Co. Ltd.	79,000	72
Nine Dragons Paper Holdings Ltd.	51,000	72
* Sinofert Holdings Ltd.	128,000	71
* Chongqing Rural Commercial Bank	104,000	70
* Yuexiu Property Co. Ltd.	283,200	69
Poly Hong Kong Investments Ltd.	74,000	69
Huabao International Holdings Ltd.	45,000	67
China High Speed Transmission Equipment Group Co. Ltd.	43,000	66
Fushan International Energy Group Ltd.	94,000	64
Zhejiang Expressway Co. Ltd.	68,000	64
Shanghai Electric Group Co. Ltd.	106,000	64
Geely Automobile Holdings Ltd.	130,000	61
Anta Sports Products Ltd.	38,000	61
Soho China Ltd.	76,000	60
Zhaojin Mining Industry Co. Ltd.	16,500	60
Fosun International Ltd.	76,000	59
Huaneng Power International Inc.	106,000	59
Yantai Changyu Pioneer Wine Co. Ltd. Class B	5,400	59
China Everbright Ltd.	28,000	58
China Vanke Co. Ltd. Class B	46,700	58
Great Wall Motor Co. Ltd.	36,250	57
Angang Steel Co. Ltd.	38,000	56
Lee & Man Paper Manufacturing Ltd.	80,000	55
* Metallurgical Corp. of China Ltd.	125,000	55
Country Garden Holdings Co.	147,000	55
Golden Eagle Retail Group Ltd.	20,000	55
China Agri-Industries Holdings Ltd.	51,000	54
^ Li Ning Co. Ltd.	27,000	52
Renhe Commercial Holdings Co. Ltd.	308,000	51
Dongfang Electric Corp. Ltd.	12,000	51
Weifu High-Technology Group Co. Ltd. Class B	12,505	50
China National Materials Co. Ltd.	57,000	49
* China Longyuan Power Group Corp.	53,000	48
Lianhua Supermarket Holdings Co. Ltd.	10,000	47
* Semiconductor Manufacturing International Corp.	580,000	45
* China Southern Airlines Co. Ltd.	88,000	45
Sinopec Shanghai Petrochemical Co. Ltd.	74,000	45
China BlueChemical Ltd.	54,000	44
China Molybdenum Co. Ltd.	46,000	44
China Dongxiang Group Co.	99,000	43
Shui On Land Ltd.	86,500	41
Datang International Power Generation Co. Ltd.	114,000	40
China Communications Services Corp. Ltd.	64,000	39
Jiangsu Expressway Co. Ltd.	36,000	39
TPV Technology Ltd.	60,000	38
Travelsky Technology Ltd.	37,000	37
New World China Land Ltd.	91,400	37
Shenzhen International Holdings Ltd.	412,500	37
Hidili Industry International Development Ltd.	42,000	36
KWG Property Holding Ltd.	47,500	35
Shenzhen Investment Ltd.	100,000	35
* China Eastern Airlines Corp. Ltd.	74,000	35
Guangdong Investment Ltd.	66,000	34
Hopewell Highway Infrastructure Ltd.	42,500	34
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	21,900	33
Harbin Power Equipment Co. Ltd.	26,000	33
Maanshan Iron & Steel	52,000	29
Beijing Capital International Airport Co. Ltd.	54,000	29

^ Huadian Power International Co.	136,000	28
China Foods Ltd.	46,000	28
* China Travel International Inv HK	128,000	28
Franshion Properties China Ltd.	96,000	28
^ China Zhongwang Holdings Ltd.	56,800	27
Jiangling Motors Corp. Ltd. Class B	9,600	27
* Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	39,050	25
CSG Holding Co. Ltd. Class B	17,680	25
* Xinjiang Goldwind Science & Technology Co. Ltd.	12,200	24
* Sinopec Yizheng Chemical Fibre Co. Ltd.	42,000	24
* Hopson Development Holdings Ltd.	20,000	23
C C Land Holdings Ltd.	61,000	22
Guangzhou Pharmaceutical Co. Ltd.	14,000	21
Sichuan Expressway Co. Ltd.	32,000	20
China Huiyuan Juice Group Ltd.	28,000	19
* Double Coin Holdings Ltd. Class B	22,200	19
* Hainan Airlines Co. Ltd. Class B	16,200	18
Inner Mongolia Eerduosi Cashmere Products Co. Ltd. Class B	9,100	17
Shanghai Friendship Group Inc. Ltd. Class B	7,150	16
Foshan Electrical and Lighting Co. Ltd. Class B	13,300	15
* Shanghai Haixin Group Co. Class B	25,000	15
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	7,600	13
Greentown China Holdings Ltd.	11,000	13
* Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class
B	29,400	12
Anhui Expressway Co.	14,000	12
* Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	21,800	12
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	8,500	11
* Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	12,200	11
Shandong Chenming Paper Holdings Ltd. Class B	12,300	10
Tianjin Capital Environmental Protection Group Co. Ltd.	28,000	10
Shenzhen Chiwan Wharf Holdings Ltd. Class B	5,800	10
Chongqing Changan Automobile Co. Ltd. Class B	11,700	10
* Jinzhou Port Co. Ltd. Class B	19,920	10
* BOE Technology Group Co. Ltd. Class B	37,300	10
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	11,110	10
China Merchants Property Development Co. Ltd. Class B	5,200	10
Guangzhou Shipyard International Co. Ltd.	4,000	9
Dazhong Transportation Group Co. Ltd. Class B	11,800	8
Shenzhen Expressway Co. Ltd.	14,000	8
Guangdong Electric Power Development Co. Ltd. Class B	15,300	8
Shanghai Jinjiang International Investment Holdings Co. Class B	7,900	8
* Huadian Energy Co. Ltd. Class B	22,600	8
Zhejiang Southeast Electric Power Co. Class B	12,800	8
Bengang Steel Plates Co. Class B	15,300	8
* Citic Resources Holdings Ltd.	38,000	8
Beijing North Star Co. Ltd.	28,000	7
* Global Bio-Chem Technology Group Co. Ltd.	44,800	7
People's Food Holdings Ltd.	11,000	7
Guangdong Provincial Expressway Development Co. Ltd. Class B	14,400	7
Sinotrans Ltd.	25,000	7
Guangshen Railway Co. Ltd.	14,000	6
* Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	2,200	2
		30,087
Colombia (0.1%)
Ecopetrol SA	168,681	359
BanColombia SA ADR	5,075	297

Grupo de Inversiones Suramericana SA	9,162	173
Inversiones Argos SA	11,316	116
BanColombia SA	7,150	104
Almacenes Exito SA	6,752	83
Interconexion Electrica SA	11,504	81
Cementos Argos SA	12,116	74
Corp Financiera Colombiana SA	2,932	55
Isagen SA ESP	28,143	37
		1,379
Czech Republic (0.1%)
CEZ AS	7,643	361
* Unipetrol AS	11,598	120
Komercni Banka AS	388	93
Telefonica O2 Czech Republic AS	3,549	81
		655
Denmark (0.5%)
Novo Nordisk A/S Class B	20,100	2,270
* Danske Bank A/S	27,184	730
AP Moller - Maersk A/S Class B	62	602
Carlsberg A/S Class B	4,391	437
Danisco A/S	2,920	355
* Vestas Wind Systems A/S	9,100	314
Coloplast A/S Class B	1,890	275
Novozymes A/S	1,867	259
AP Moller - Maersk A/S	23	216
FLSmidth & Co. A/S	1,919	165
* William Demant Holding A/S	842	67
Tryg A/S	1,023	55
H Lundbeck A/S	1,400	29
Rockwool International A/S Class B	83	10
		5,784
Egypt (0.1%)
Orascom Construction Industries GDR	5,278	176
Commercial International Bank Egypt SAE	23,974	149
* Orascom Telecom Holding SAE GDR	37,572	116
Egyptian Financial Group-Hermes Holding	13,601	61
* Talaat Moustafa Group	53,395	59
* Ezz Steel	14,391	39
Egyptian Kuwaiti Holding Co.	29,640	37
Telecom Egypt	11,972	33
Egyptian Co. for Mobile Services	1,403	32
* National Societe Generale Bank SAE	4,054	30
* ElSewedy Electric Co.	2,748	21
South Valley Cement	26,077	17
Sidi Kerir Petrochemcials Co.	6,032	13
* Egyptian Iron & Steel Co.	7,482	9
* Medinet Nasr Housing	1,915	8
* Oriental Weavers	1,379	8
Credit Agricole Egypt SAE	3,297	7
Delta Sugar Co.	1,894	6
Heliopolis Housing	1,278	4
* Asek Co. for Mining	402	1
		826
Finland (0.4%)
Nokia Oyj	152,812	1,635
Sampo Oyj	21,715	639

Fortum Oyj	16,060	495
Wartsila Oyj	5,200	402
Metso Oyj	7,335	391
UPM-Kymmene Oyj	18,751	387
Stora Enso Oyj	31,993	382
Kone Oyj Class B	6,271	342
Nokian Renkaat Oyj	4,813	174
Rautaruukki Oyj	4,065	102
Kesko Oyj Class B	2,066	99
Outokumpu Oyj	4,902	92
Neste Oil Oyj	4,229	80
Sanoma Oyj	1,520	35
		5,255
France (4.3%)
Total SA	90,216	5,280
Sanofi-Aventis SA	52,575	3,587
BNP Paribas	42,108	3,147
GDF Suez	67,143	2,663
LVMH Moet Hennessy Louis Vuitton SA	14,788	2,308
AXA SA	93,275	1,974
Societe Generale	29,653	1,917
France Telecom SA	79,615	1,740
ArcelorMittal	47,290	1,729
Schneider Electric SA	10,874	1,698
Danone	26,008	1,566
Vivendi SA	50,286	1,440
L'Oreal SA	12,357	1,436
Air Liquide SA	11,367	1,419
Carrefour SA	28,886	1,416
Cie de St-Gobain	21,704	1,256
Vinci SA	19,539	1,130
Pernod-Ricard SA	10,596	1,010
Unibail-Rodamco SE	3,797	725
Alstom SA	12,346	690
Veolia Environnement SA	20,662	646
PPR	3,928	628
* Renault SA	8,986	587
Cie Generale d'Optique Essilor International SA	8,280	553
Credit Agricole SA	37,371	553
Vallourec SA	4,950	538
Lafarge SA	8,911	528
Bouygues SA	10,818	503
Accor SA	10,047	459
EDF SA	10,363	457
Technip SA	4,566	443
Christian Dior SA	2,929	402
* European Aeronautic Defence and Space Co. NV	12,787	368
Hermes International	1,811	366
Cie Generale des Etablissements Michelin Class B	5,012	365
Suez Environnement Co.	17,276	357
Cap Gemini SA	6,731	340
STMicroelectronics NV	27,571	333
* Alcatel-Lucent	99,658	332
SES SA	13,678	330
Sodexo	4,591	316
Legrand SA	7,669	309
Safran SA	8,423	304

* Peugeot SA	7,166	300
Publicis Groupe SA	5,608	289
Lagardere SCA	5,101	227
SCOR SE	7,378	204
* Edenred	8,367	200
Societe BIC SA	2,310	199
* Natixis	35,242	187
* Cie Generale de Geophysique - Veritas	6,084	184
Dassault Systemes SA	2,337	184
Casino Guichard Perrachon SA	1,752	171
Eiffage SA	3,248	167
* Atos Origin SA	2,751	153
Bureau Veritas SA	1,896	138
Klepierre	3,684	134
CNP Assurances	6,072	134
Eramet	355	126
Eutelsat Communications	2,965	108
Societe Television Francaise 1	5,471	106
* Air France-KLM	5,631	103
Thales SA	2,699	100
Wendel	992	99
* APERAM	2,364	97
Fonciere Des Regions	942	95
Imerys SA	1,412	93
Eurazeo	1,211	89
Gecina SA	744	89
Aeroports de Paris	1,007	85
* JC Decaux SA	2,471	79
ICADE	725	79
BioMerieux	692	76
* Rexel SA	2,791	63
^ PagesJaunes Groupe	5,585	57
* Euler Hermes SA	460	42
Bollore	178	40
Iliad SA	247	26
Ciments Francais SA	275	25
EDF Energies Nouvelles SA	531	23
Ipsen SA	383	13
		52,732
Germany (3.2%)
^ Siemens AG	36,929	4,731
* Daimler AG	42,905	3,137
BASF SE	37,290	2,869
E.ON AG	80,274	2,680
Allianz SE	18,049	2,507
Bayer AG	33,295	2,455
Deutsche Bank AG	37,545	2,217
SAP AG	37,136	2,145
Deutsche Telekom AG	131,370	1,751
Muenchener Rueckversicherungs AG	7,650	1,198
RWE AG	15,900	1,145
Volkswagen AG Prior Pfd.	7,040	1,137
Bayerische Motoren Werke AG	12,159	933
Linde AG	4,955	722
Deutsche Post AG	38,893	714
MAN SE	5,845	676
^ ThyssenKrupp AG	15,635	634

K&S AG	8,191	605
Deutsche Boerse AG	7,946	602
Adidas AG	8,451	526
Fresenius Medical Care AG & Co. KGaA	8,960	524
HeidelbergCement AG	7,574	495
Henkel AG & Co. KGaA Prior Pfd.	7,765	474
* Infineon Technologies AG	44,135	467
Metro AG	6,319	445
Fresenius SE & Co. KGaA	4,474	390
Porsche Automobil Holding SE Prior Pfd.	3,770	350
* Commerzbank AG	41,321	315
Henkel AG & Co. KGaA	5,218	268
Lanxess AG	3,238	236
Merck KGaA	2,357	202
GEA Group AG	7,055	201
Volkswagen AG	1,288	196
* Continental AG	2,459	193
* Deutsche Lufthansa AG	9,097	191
Beiersdorf AG	3,359	184
Hochtief AG	2,044	182
* QIAGEN NV	8,463	156
Salzgitter AG	1,803	146
Hannover Rueckversicherung AG	2,259	126
* TUI AG	8,737	120
Wacker Chemie AG	531	96
Fraport AG Frankfurt Airport Services Worldwide	1,283	90
Puma AG Rudolf Dassler Sport	256	80
Celesio AG	2,981	75
Suedzucker AG	2,380	64
SMA Solar Technology AG	373	37
Generali Deutschland Holding AG	298	37
Hamburger Hafen und Logistik AG	830	37
		39,761
Greece (0.1%)
National Bank of Greece SA ADR	196,742	376
Hellenic Telecommunications Organization SA ADR	50,212	252
Coca Cola Hellenic Bottling Co. SA	5,778	170
OPAP SA	8,261	167
* Alpha Bank AE	17,266	101
Public Power Corp. SA	4,703	77
* EFG Eurobank Ergasias SA	12,766	75
Hellenic Petroleum SA	5,771	55
		1,273
Hong Kong (1.4%)
Hutchison Whampoa Ltd.	129,000	1,511
Sun Hung Kai Properties Ltd.	79,000	1,313
Cheung Kong Holdings Ltd.	72,000	1,191
Hong Kong Exchanges and Clearing Ltd.	44,500	1,028
* AIA Group Ltd.	364,800	1,008
Li & Fung Ltd.	130,000	846
Swire Pacific Ltd. Class A	40,500	640
CLP Holdings Ltd.	70,500	573
Hang Seng Bank Ltd.	33,400	553
Hong Kong & China Gas Co. Ltd.	236,800	537
BOC Hong Kong Holdings Ltd.	164,500	529
Hongkong Land Holdings Ltd.	66,000	465
Jardine Matheson Holdings Ltd.	9,600	449

Hang Lung Properties Ltd.	91,000	398
Bank of East Asia Ltd.	91,872	397
Wharf Holdings Ltd.	51,000	387
Hongkong Electric Holdings Ltd.	60,500	383
Hang Lung Group Ltd.	55,937	355
New World Development Ltd.	159,000	300
Esprit Holdings Ltd.	59,431	282
Henderson Land Development Co. Ltd.	39,000	270
Link REIT	80,000	252
MTR Corp.	66,500	242
Jardine Strategic Holdings Ltd.	8,500	240
Shangri-La Asia Ltd.	85,519	222
Sino Land Co. Ltd.	115,527	219
* Sands China Ltd.	84,800	210
Kerry Properties Ltd.	29,000	154
Cathay Pacific Airways Ltd.	60,000	152
Hysan Development Co. Ltd.	26,000	125
Wheelock & Co. Ltd.	29,000	117
Yue Yuen Industrial Holdings Ltd.	30,000	103
Hopewell Holdings Ltd.	30,000	97
Wing Hang Bank Ltd.	7,000	95
Orient Overseas International Ltd.	9,000	91
First Pacific Co. Ltd./Hong Kong	102,400	89
ASM Pacific Technology Ltd.	7,300	87
PCCW Ltd.	165,000	78
Cheung Kong Infrastructure Holdings Ltd.	16,000	76
NWS Holdings Ltd.	40,500	69
* Galaxy Entertainment Group Ltd.	42,000	64
Television Broadcasts Ltd.	11,000	59
* Foxconn International Holdings Ltd.	79,000	56
Guoco Group Ltd.	4,000	52
Lifestyle International Holdings Ltd.	19,500	49
* Mongolia Energy Corp. Ltd.	156,000	44
Johnson Electric Holdings Ltd.	60,000	43
Hong Kong Aircraft Engineering Co. Ltd.	2,800	43
Techtronic Industries Co.	32,000	40
Hongkong & Shanghai Hotels	22,500	39
Melco International Development Ltd.	50,000	37
Great Eagle Holdings Ltd.	11,000	37
Dah Sing Financial Holdings Ltd.	4,950	35
Cafe de Coral Holdings Ltd.	14,000	33
Chinese Estates Holdings Ltd.	19,500	33
Texwinca Holdings Ltd.	26,000	28
Shun Tak Holdings Ltd.	34,000	21
Dah Sing Banking Group Ltd.	7,480	13
Hutchison Telecommunications Hong Kong Holdings Ltd.	27,000	9
Hutchison Harbour Ring Ltd.	34,000	4
Public Financial Holdings Ltd.	4,000	3
Fubon Bank Hong Kong Ltd.	4,000	3
* Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	7,000	2
Kowloon Development Co. Ltd.	1,000	1
		16,881
Hungary (0.1%)
* MOL Hungarian Oil and Gas plc	3,860	435
* OTP Bank plc	11,584	323
Richter Gedeon Nyrt.	504	107

Magyar Telekom Telecommunications plc	17,328	47
		912
India (1.3%)
Infosys Technologies Ltd. ADR	26,760	1,812
1 Reliance Industries Ltd. GDR	43,081	1,710
ITC Ltd.	232,051	822
HDFC Bank Ltd. ADR	4,559	658
Larsen & Toubro Ltd.	18,328	657
Housing Development Finance Corp.	41,970	575
ICICI Bank Ltd. ADR	9,855	427
Bharti Airtel Ltd.	57,431	399
Axis Bank Ltd.	11,180	303
Tata Steel Ltd.	21,257	298
Bharat Heavy Electricals Ltd.	5,932	288
Oil & Natural Gas Corp. Ltd.	10,625	273
Tata Consultancy Services Ltd.	10,766	272
Hindalco Industries Ltd.	53,380	270
NTPC Ltd.	59,094	243
Bajaj Auto Ltd.	7,984	217
State Bank of India GDR	1,843	217
Jindal Steel & Power Ltd.	13,643	198
Hindustan Unilever Ltd.	32,397	191
Cipla Ltd./India	22,750	165
* Coal India Ltd.	24,571	163
Sterlite Industries India Ltd.	42,619	153
GAIL India Ltd.	14,684	152
Tata Motors Ltd.	5,564	139
Punjab National Bank Ltd.	5,016	121
Infrastructure Development Finance Co. Ltd.	37,144	120
Sesa Goa Ltd.	15,895	114
Power Grid Corp. of India Ltd.	53,193	112
Sun Pharmaceutical Industries Ltd.	11,620	112
Mahindra & Mahindra Ltd.	7,152	111
Lupin Ltd.	11,840	109
Grasim Industries Ltd.	2,188	109
Dr Reddy's Laboratories Ltd.	3,066	109
Jaiprakash Associates Ltd.	59,965	109
Siemens India Ltd.	5,364	100
* Cairn India Ltd.	13,752	99
DLF Ltd.	19,457	95
JSW Steel Ltd.	4,652	92
Adani Enterprises Ltd.	7,501	92
Hero Honda Motors Ltd.	2,541	91
Ultratech Cement Ltd.	4,115	90
Tata Power Co. Ltd.	3,306	90
Kotak Mahindra Bank Ltd.	10,448	88
Wipro Ltd.	8,986	86
Wipro Ltd. ADR	6,483	85
NMDC Ltd.	13,454	78
Steel Authority of India Ltd.	21,511	76
Maruti Suzuki India Ltd.	2,758	76
* Idea Cellular Ltd.	49,411	76
* Reliance Power Ltd.	25,506	75
Unitech Ltd.	70,580	74
Nestle India Ltd.	1,005	73
Reliance Communications Ltd.	26,022	70
United Spirits Ltd.	2,514	68

State Bank of India	1,105	64
HCL Technologies Ltd.	5,856	63
Rural Electrification Corp. Ltd.	11,656	62
Reliance Infrastructure Ltd.	3,745	58
Crompton Greaves Ltd.	9,544	58
Indian Oil Corp. Ltd.	7,740	57
Bank of Baroda	2,961	56
Union Bank of India	7,723	56
Hindustan Petroleum Corp. Ltd.	6,992	55
Bharat Forge Ltd.	7,216	54
Canara Bank	4,018	53
Reliance Industries Ltd.	2,564	52
Mphasis Ltd.	3,320	49
* Ranbaxy Laboratories Ltd.	3,987	47
Reliance Capital Ltd.	4,116	47
Piramal Healthcare Ltd.	4,744	45
Aditya Birla Nuvo Ltd.	2,744	45
Bank of India	4,536	44
Bajaj Holdings and Investment Ltd.	2,743	43
Tata Chemicals Ltd.	5,612	43
Bharat Petroleum Corp. Ltd.	3,151	42
NHPC Ltd.	77,106	41
Colgate-Palmolive India Ltd.	2,243	40
Mundra Port and Special Economic Zone Ltd.	13,075	40
Dabur India Ltd.	19,658	40
Ambuja Cements Ltd.	14,479	40
ACC Ltd.	1,743	38
Oriental Bank of Commerce	5,026	36
Bharat Electronics Ltd.	915	35
* GMR Infrastructure Ltd.	40,149	34
Zee Entertainment Enterprises Ltd.	13,516	34
ICICI Bank Ltd.	1,489	33
National Aluminium Co. Ltd.	3,887	33
Torrent Power Ltd.	6,625	33
* Adani Power Ltd.	11,943	32
Great Eastern Shipping Co. Ltd.	4,651	31
Oil India Ltd.	1,071	30
Indiabulls Financial Services Ltd.	8,744	30
* Essar Oil Ltd.	11,045	30
Divi's Laboratories Ltd.	2,113	29
* Housing Development & Infrastructure Ltd.	10,114	29
Power Finance Corp. Ltd.	5,389	29
Glenmark Pharmaceuticals Ltd.	4,289	29
* Suzlon Energy Ltd.	24,455	26
* Oracle Financial Sevices Software Ltd.	506	25
Ashok Leyland Ltd.	14,952	19
Hindustan Zinc Ltd.	678	19
* Satyam Computer Services Ltd. ADR	6,743	19
* Lanco Infratech Ltd.	14,460	16
Corp Bank	1,243	16
* Tata Communications Ltd.	3,012	15
* Jet Airways India Ltd.	1,168	14
Sun TV Network Ltd.	1,307	14
Punj Lloyd Ltd.	6,563	14
Castrol India Ltd.	1,484	13
Tech Mahindra Ltd.	885	13
Aban Offshore Ltd.	801	12
Godrej Industries Ltd.	2,902	11

IDBI Bank Ltd.	3,367	10
Mangalore Refinery & Petrochemicals Ltd.	5,750	9
Financial Technologies India Ltd.	470	7
Shipping Corp. of India Ltd.	2,795	7
* Tata Teleservices Maharashtra Ltd.	10,939	4
* Mahanagar Telephone Nigam	2,962	3
* Zee Learn Ltd.	1,690	1
ABB Ltd.	51	1
		15,529
Indonesia (0.3%)
Astra International Tbk PT	136,003	735
Bank Central Asia Tbk PT	635,228	397
Telekomunikasi Indonesia Tbk PT	405,056	339
Bank Rakyat Indonesia Persero Tbk PT	573,378	310
Bumi Resources Tbk PT	862,500	264
United Tractors Tbk PT	89,500	211
Perusahaan Gas Negara PT	327,000	154
Adaro Energy Tbk PT	448,500	112
Bank Mandiri Tbk PT	147,500	97
Unilever Indonesia Tbk PT	57,500	96
Semen Gresik Persero Tbk PT	107,000	92
Bank Negara Indonesia Persero Tbk PT	250,630	89
Gudang Garam Tbk PT	21,000	87
Tambang Batubara Bukit Asam Tbk PT	36,000	79
Indofood Sukses Makmur Tbk PT	135,500	70
Indo Tambangraya Megah PT	12,000	61
Indocement Tunggal Prakarsa Tbk PT	40,000	60
Bank Danamon Indonesia Tbk PT	67,495	44
Astra Agro Lestari Tbk PT	17,000	41
International Nickel Indonesia Tbk PT	77,000	39
Aneka Tambang Tbk PT	147,500	35
Indosat Tbk PT	52,500	28
		3,440
Ireland (0.1%)
CRH plc	29,266	631
* Elan Corp. plc	28,528	194
Kerry Group plc Class A	5,070	164
Ryanair Holdings plc	20,014	100
* Governor & Co. of the Bank of Ireland	170,435	71
Ryanair Holdings plc ADR	1,145	35
* Anglo Irish Bank Corp. Ltd.	14,385	4
		1,199
Israel (0.3%)
Teva Pharmaceutical Industries Ltd.	36,045	1,970
* Check Point Software Technologies Ltd.	10,700	477
Israel Chemicals Ltd.	23,148	365
Bezeq The Israeli Telecommunication Corp. Ltd.	77,174	207
* Bank Hapoalim BM	38,616	176
* Israel Corp. Ltd.	76	87
Bank Leumi Le-Israel BM	19,230	87
Partner Communications Co. Ltd.	3,295	63
* Israel Discount Bank Ltd. Class A	31,461	63
* NICE Systems Ltd.	1,817	59
Elbit Systems Ltd.	985	50
Mizrahi Tefahot Bank Ltd.	4,660	44
Cellcom Israel Ltd. (Registered)	1,472	44
Gazit-Globe Ltd.	3,085	36

Osem Investments Ltd.	2,167	34
Delek Group Ltd.	129	29
* Makhteshim-Agan Industries Ltd.	5,400	26
* Delek Drilling - LP	7,474	26
Clal Insurance Enterprise Holdings Ltd.	900	24
Clal Industries and Investments Ltd.	2,300	18
* Hot Telecommunication System Ltd.	900	15
Delek Automotive Systems Ltd.	1,000	13
Oil Refineries Ltd.	19,025	13
Property & Building Corp.	137	12
Discount Investment Corp.	600	12
Harel Insurance Investments & Financial Services Ltd.	200	11
* Menorah Mivtachim Holdings Ltd.	865	11
First International Bank Of Israel Ltd.	708	10
Koor Industries Ltd.	400	10
IDB Holding Corp. Ltd.	302	10
Migdal Insurance & Financial Holding Ltd.	5,000	9
Paz Oil Co. Ltd.	50	9
Strauss Group Ltd.	500	7
* Elbit Imaging Ltd.	579	7
Ormat Industries	762	6
* Africa Israel Investments Ltd.	720	6
Shufersal Ltd.	680	4
		4,050
Italy (1.2%)
ENI SPA	109,114	2,583
UniCredit SPA	796,758	1,973
Enel SPA	288,809	1,632
Assicurazioni Generali SPA	64,115	1,398
Intesa Sanpaolo SPA (Registered)	367,909	1,224
Telecom Italia SPA (Registered)	549,955	781
Saipem SPA	13,178	661
* Fiat Industrial SPA	32,268	437
Tenaris SA ADR	8,484	400
Atlantia SPA	17,162	390
Snam Rete Gas SPA	68,173	358
Fiat SPA	32,268	314
Telecom Italia SPA (Bearer)	228,319	271
^ Banco Popolare SC	74,880	266
Mediobanca SPA	25,830	261
Terna Rete Elettrica Nazionale SPA	55,260	241
Unione di Banche Italiane SCPA	22,568	234
Finmeccanica SPA	14,822	200
Mediaset SPA	30,736	200
Parmalat SPA	60,990	193
Luxottica Group SPA	4,950	150
* Banca Monte dei Paschi di Siena SPA	99,044	126
* Autogrill SPA	6,993	101
Pirelli & C SPA	12,867	98
Exor SPA	3,073	95
Mediolanum SPA	17,248	88
Bulgari SPA	8,358	87
A2A SPA	56,489	84
Banca Carige SPA	29,835	71
Banca Popolare di Milano Scarl	14,967	63
Italcementi SPA RSP	11,686	54
Unipol Gruppo Finanziario SPA Prior Pfd.	94,531	53

Exor SPA Prior Pfd.	1,965	49
Tenaris SA	1,402	33
Unipol Gruppo Finanziario SPA	39,488	29
Buzzi Unicem SPA	1,855	23
* Saras SPA	8,757	22
Edison SPA	18,221	21
Lottomatica SPA	1,383	20
Italcementi SPA	2,037	16
		15,300
Japan (8.0%)
Toyota Motor Corp.	104,500	4,322
Mitsubishi UFJ Financial Group Inc.	571,551	2,961
Canon Inc.	53,600	2,622
Honda Motor Co. Ltd.	54,600	2,306
Sumitomo Mitsui Financial Group Inc.	57,148	1,941
Mizuho Financial Group Inc.	864,467	1,661
Mitsubishi Corp.	54,100	1,502
Sony Corp.	41,500	1,427
Panasonic Corp.	101,800	1,391
NTT DoCoMo Inc.	748	1,334
Komatsu Ltd.	43,000	1,277
Tokyo Electric Power Co. Inc.	50,700	1,232
Takeda Pharmaceutical Co. Ltd.	24,700	1,188
FANUC Corp.	7,400	1,165
Nintendo Co. Ltd.	4,300	1,161
Softbank Corp.	33,200	1,140
Nippon Telegraph & Telephone Corp.	22,900	1,064
Mitsui & Co. Ltd.	56,900	954
Nissan Motor Co. Ltd.	93,452	943
Nomura Holdings Inc.	152,200	923
Kyocera Corp.	8,300	861
Mitsubishi Estate Co. Ltd.	45,000	848
Toshiba Corp.	143,000	844
Hitachi Ltd.	151,000	837
East Japan Railway Co.	12,500	825
Japan Tobacco Inc.	211	791
KDDI Corp.	140	789
Nippon Steel Corp.	228,000	776
Shin-Etsu Chemical Co. Ltd.	13,700	769
Tokio Marine Holdings Inc.	25,000	744
Mitsui Fudosan Co. Ltd.	36,000	730
Kansai Electric Power Co. Inc.	29,500	729
Murata Manufacturing Co. Ltd.	9,600	726
Inpex Corp.	111	724
Mitsubishi Electric Corp.	63,000	694
MS&AD Insurance Group Holdings	28,691	681
Seven & I Holdings Co. Ltd.	25,900	669
FUJIFILM Holdings Corp.	17,900	650
Denso Corp.	17,200	632
Sumitomo Corp.	43,800	629
JFE Holdings Inc.	19,300	623
Central Japan Railway Co.	73	616
Dai-ichi Life Insurance Co. Ltd.	389	609
Mitsubishi Heavy Industries Ltd.	148,870	589
Chubu Electric Power Co. Inc.	23,100	577
Astellas Pharma Inc.	14,500	553
ITOCHU Corp.	51,000	553

Kao Corp.	21,000	548
Daiichi Sankyo Co. Ltd.	24,600	534
JX Holdings Inc.	75,507	517
ORIX Corp.	5,141	506
Bridgestone Corp.	25,804	495
Sumitomo Realty & Development Co. Ltd.	19,212	469
Suzuki Motor Corp.	19,181	463
* NKSJ Holdings Inc.	66,900	455
Marubeni Corp.	60,628	455
Asahi Glass Co. Ltd.	36,000	448
Keyence Corp.	1,660	440
Fujitsu Ltd.	69,634	433
Nidec Corp.	4,400	414
Kirin Holdings Co. Ltd.	30,000	403
* Otsuka Holdings Co. Ltd.	16,200	402
Hoya Corp.	16,500	388
Mitsubishi Chemical Holdings Corp.	54,484	379
Sumitomo Metal Industries Ltd.	162,000	378
Daikin Industries Ltd.	10,679	371
Sumitomo Metal Mining Co. Ltd.	22,000	364
Rohm Co. Ltd.	5,500	356
SMC Corp.	2,100	355
Yamada Denki Co. Ltd.	5,100	346
Daito Trust Construction Co. Ltd.	4,800	336
Tokyo Gas Co. Ltd.	77,000	336
Daiwa Securities Group Inc.	68,000	335
Sumitomo Electric Industries Ltd.	23,100	335
Tokyo Electron Ltd.	5,100	331
Sharp Corp.	32,000	331
Isuzu Motors Ltd.	70,000	329
Tohoku Electric Power Co. Inc.	14,700	327
Ricoh Co. Ltd.	22,000	313
Secom Co. Ltd.	6,600	311
Terumo Corp.	6,000	310
Toray Industries Inc.	46,000	304
Sumitomo Chemical Co. Ltd.	58,492	304
Mitsui OSK Lines Ltd.	46,397	302
Kyushu Electric Power Co. Inc.	13,400	301
Fast Retailing Co. Ltd.	2,000	291
^ Eisai Co. Ltd.	8,400	291
Sumitomo Trust & Banking Co. Ltd.	48,000	289
Aeon Co. Ltd.	22,800	286
Electric Power Development Co. Ltd.	9,200	285
NEC Corp.	99,000	280
Dai Nippon Printing Co. Ltd.	20,000	273
Nikon Corp.	11,700	270
Yakult Honsha Co. Ltd.	9,500	268
Asahi Kasei Corp.	39,000	266
Asahi Breweries Ltd.	14,100	264
Yahoo Japan Corp.	678	255
Nitto Denko Corp.	5,100	254
T&D Holdings Inc.	9,950	250
TDK Corp.	3,800	249
Kubota Corp.	24,000	245
Omron Corp.	9,300	239
Osaka Gas Co. Ltd.	63,000	238
Shiseido Co. Ltd.	11,700	235
Ajinomoto Co. Inc.	21,000	232

Aisin Seiki Co. Ltd.	6,000	227
Chugoku Electric Power Co. Inc.	10,900	226
Nippon Electric Glass Co. Ltd.	15,000	225
West Japan Railway Co.	59	225
* Mitsubishi Motors Corp.	161,000	223
Kobe Steel Ltd.	91,000	222
Olympus Corp.	7,900	221
Daiwa House Industry Co. Ltd.	18,000	219
Kuraray Co. Ltd.	15,500	217
Yamato Holdings Co. Ltd.	14,200	215
Hankyu Hanshin Holdings Inc.	46,000	213
Bank of Yokohama Ltd.	42,000	210
JS Group Corp.	9,500	207
Fuji Heavy Industries Ltd.	24,000	205
Odakyu Electric Railway Co. Ltd.	22,000	204
Nippon Yusen KK	46,000	201
Chuo Mitsui Trust Holdings Inc.	50,000	201
Shionogi & Co. Ltd.	10,600	194
Ibiden Co. Ltd.	5,700	192
Toppan Printing Co. Ltd.	21,000	190
* Yamaha Motor Co. Ltd.	10,200	188
^ Resona Holdings Inc.	36,506	188
Nomura Research Institute Ltd.	8,600	187
Shikoku Electric Power Co. Inc.	6,200	183
Makita Corp.	4,200	182
Taisho Pharmaceutical Co. Ltd.	8,000	177
Sekisui House Ltd.	18,000	175
Shizuoka Bank Ltd.	19,000	174
JGC Corp.	7,000	172
JTEKT Corp.	13,700	171
Chiba Bank Ltd.	27,000	168
Toho Gas Co. Ltd.	31,000	159
Kawasaki Heavy Industries Ltd.	43,000	153
* Mitsubishi Materials Corp.	49,340	153
NGK Insulators Ltd.	9,000	151
Ono Pharmaceutical Co. Ltd.	3,100	151
Tokyu Corp.	33,000	149
Aeon Mall Co. Ltd.	5,600	147
Oriental Land Co. Ltd.	1,600	147
Brother Industries Ltd.	9,600	147
Dentsu Inc.	4,800	146
Toyota Industries Corp.	4,500	143
Chugai Pharmaceutical Co. Ltd.	7,700	142
Dena Co. Ltd.	3,900	141
Sojitz Corp.	63,048	140
Unicharm Corp.	3,600	139
Hokuriku Electric Power Co.	5,700	139
Mazda Motor Corp.	47,000	138
^ Kintetsu Corp.	44,000	136
JSR Corp.	6,600	136
Konica Minolta Holdings Inc.	14,000	135
NSK Ltd.	14,000	134
OJI Paper Co. Ltd.	28,000	131
Lawson Inc.	2,600	130
Fukuoka Financial Group Inc.	30,000	128
NTT Data Corp.	39	126
THK Co. Ltd.	4,800	126
Benesse Holdings Inc.	2,800	125

Teijin Ltd.	26,000	125
Shimano Inc.	2,500	125
TonenGeneral Sekiyu KK	11,000	124
Mitsumi Electric Co. Ltd.	7,400	122
Sotetsu Holdings Inc.	38,000	122
Higo Bank Ltd.	23,000	122
Tobu Railway Co. Ltd.	22,000	121
Keikyu Corp.	14,000	120
Nippon Express Co. Ltd.	28,000	118
Nissin Foods Holdings Co. Ltd.	3,300	117
Hokkaido Electric Power Co. Inc.	5,600	116
Sekisui Chemical Co. Ltd.	15,000	115
Sony Financial Holdings Inc.	31	114
Isetan Mitsukoshi Holdings Ltd.	10,200	114
Keio Corp.	17,000	114
Panasonic Electric Works Co. Ltd.	9,000	112
Seino Holdings Corp.	16,000	111
Credit Saison Co. Ltd.	6,400	109
Trend Micro Inc.	3,600	108
Hirose Electric Co. Ltd.	1,000	108
Kurita Water Industries Ltd.	3,400	107
Toyo Seikan Kaisha Ltd.	5,700	106
* All Nippon Airways Co. Ltd.	29,000	106
Advantest Corp.	5,200	106
Japan Steel Works Ltd.	10,000	105
SBI Holdings Inc.	772	103
Sumitomo Heavy Industries Ltd.	16,000	102
Nippon Paint Co. Ltd.	13,000	101
Obayashi Corp.	21,000	100
Daihatsu Motor Co. Ltd.	6,000	99
Stanley Electric Co. Ltd.	5,300	99
Sega Sammy Holdings Inc.	4,900	98
Joyo Bank Ltd.	22,000	97
Mitsubishi Tanabe Pharma Corp.	6,000	96
Rinnai Corp.	1,500	95
Sankyo Co. Ltd.	1,700	94
Casio Computer Co. Ltd.	12,600	94
Taiyo Nippon Sanso Corp.	11,000	94
FamilyMart Co. Ltd.	2,500	93
Mitsui Chemicals Inc.	26,000	93
Bank of Kyoto Ltd.	10,000	92
Kyowa Hakko Kirin Co. Ltd.	9,000	92
MEIJI Holdings Co. Ltd.	2,017	91
Mitsubishi Gas Chemical Co. Inc.	13,000	90
NOK Corp.	4,500	90
Cosmo Oil Co. Ltd.	28,000	90
Nippon Sheet Glass Co. Ltd.	34,742	90
IHI Corp.	39,000	88
Hamamatsu Photonics KK	2,400	88
Denki Kagaku Kogyo KK	18,000	88
Yaskawa Electric Corp.	8,000	87
Amada Co. Ltd.	10,000	87
Seiko Epson Corp.	5,200	86
Toyota Tsusho Corp.	4,900	86
Iyo Bank Ltd.	10,000	85
Shimizu Corp.	20,000	85
Nitori Holdings Co. Ltd.	1,000	84
Showa Denko KK	38,000	84

	Minebea Co. Ltd.	14,000	83
	Santen Pharmaceutical Co. Ltd.	2,300	82
	Kansai Paint Co. Ltd.	8,000	82
	Konami Corp.	4,100	82
	Daido Steel Co. Ltd.	13,000	82
	Nisshin Seifun Group Inc.	6,500	82
	Hitachi Chemical Co. Ltd.	3,600	82
	Keihan Electric Railway Co. Ltd.	20,000	81
	Toho Co. Ltd.	4,900	81
	Hachijuni Bank Ltd.	14,000	80
	Asics Corp.	6,000	80
	Furukawa Electric Co. Ltd.	18,000	80
	Kawasaki Kisen Kaisha Ltd.	19,000	79
	Nippon Meat Packers Inc.	6,000	79
	Air Water Inc.	6,000	79
	Ushio Inc.	3,900	79
	Nippon Paper Group Inc.	3,000	78
	Ube Industries Ltd.	26,000	78
	NGK Spark Plug Co. Ltd.	5,000	77
	Dowa Holdings Co. Ltd.	11,000	77
	Tokyu Land Corp.	15,000	77
	GS Yuasa Corp.	11,000	77
	Hisamitsu Pharmaceutical Co. Inc.	1,900	77
	NTN Corp.	14,000	76
	Taiyo Yuden Co. Ltd.	5,000	76
	Gunma Bank Ltd.	13,000	75
	Keisei Electric Railway Co. Ltd.	11,000	74
	Mitsui Mining & Smelting Co. Ltd.	21,000	74
	Takashimaya Co. Ltd.	9,000	74
	Nissan Chemical Industries Ltd.	6,000	74
	USS Co. Ltd.	920	74
*,^ Elpida Memory Inc.		5,100	74
	Kajima Corp.	28,000	74
	Idemitsu Kosan Co. Ltd.	700	73
*	Dainippon Screen Manufacturing Co. Ltd.	8,000	73
	Hokuhoku Financial Group Inc.	36,000	73
	Daicel Chemical Industries Ltd.	10,000	73
	J Front Retailing Co. Ltd.	14,000	72
	Chugoku Bank Ltd.	6,000	72
	TOTO Ltd.	10,000	71
	Namco Bandai Holdings Inc.	6,500	71
	Nabtesco Corp.	3,000	71
	Hitachi Construction Machinery Co. Ltd.	3,000	70
	Hitachi Metals Ltd.	6,000	70
	Yokogawa Electric Corp.	8,700	70
	Yamaguchi Financial Group Inc.	7,000	70
	Mitsubishi UFJ Lease & Finance Co. Ltd.	1,710	69
	Taisei Corp.	29,000	69
	Miraca Holdings Inc.	1,800	69
	Marui Group Co. Ltd.	8,100	68
	Hiroshima Bank Ltd.	16,000	68
*	Mizuho Trust & Banking Co. Ltd.	70,000	68
	Nomura Real Estate Holdings Inc.	3,700	68
	NHK Spring Co. Ltd.	6,000	68
	Mitsubishi Logistics Corp.	5,000	66
	Nippon Shokubai Co. Ltd.	6,000	66
	Kagome Co. Ltd.	3,600	66
	Mitsui Engineering & Shipbuilding Co. Ltd.	24,000	66

	Tsumura & Co.	2,100	66
	MediPal Holdings Corp.	6,300	66
	Suruga Bank Ltd.	7,000	65
	Nishi-Nippon City Bank Ltd.	21,000	65
	77 Bank Ltd.	12,000	65
*	Sanyo Electric Co. Ltd.	42,000	65
	Fukuyama Transporting Co. Ltd.	12,998	65
	Kikkoman Corp.	6,000	65
	Tosoh Corp.	20,000	65
	Nagoya Railroad Co. Ltd.	24,000	64
	Toyo Suisan Kaisha Ltd.	3,000	64
	Citizen Holdings Co. Ltd.	9,900	64
*	Ebara Corp.	13,000	64
	Shimadzu Corp.	8,000	63
	Fujikura Ltd.	13,000	63
	Shimamura Co. Ltd.	700	63
	Kinden Corp.	7,000	63
	Yamaha Corp.	5,100	62
	Kokuyo Co. Ltd.	7,500	62
	Chiyoda Corp.	7,000	62
	Maruichi Steel Tube Ltd.	2,800	62
*,^ Shinsei Bank Ltd.		53,000	61
	Don Quijote Co. Ltd.	1,900	61
	Takata Corp.	2,000	61
	Circle K Sunkus Co. Ltd.	3,800	61
	Rengo Co. Ltd.	9,000	60
	Toyota Boshoku Corp.	3,400	60
	Sumitomo Rubber Industries Ltd.	5,700	60
	Yamazaki Baking Co. Ltd.	5,000	60
	Kewpie Corp.	4,800	59
	Kamigumi Co. Ltd.	7,000	59
	Hakuhodo DY Holdings Inc.	1,020	58
	Nishi-Nippon Railroad Co. Ltd.	14,000	58
	Tokuyama Corp.	11,000	58
	Alps Electric Co. Ltd.	4,800	58
	Nanto Bank Ltd.	11,000	57
	Yamato Kogyo Co. Ltd.	1,900	57
	Ito En Ltd.	3,300	57
	Toyoda Gosei Co. Ltd.	2,400	56
	Kaneka Corp.	8,000	56
	Yamatake Corp.	2,400	56
	Zeon Corp.	6,000	55
*	Sumco Corp.	3,600	55
	Nisshinbo Holdings Inc.	5,000	55
	Mizuho Securities Co. Ltd.	21,000	55
	Oracle Corp. Japan	1,200	55
	Glory Ltd.	2,300	55
	Mabuchi Motor Co. Ltd.	1,100	54
	Alfresa Holdings Corp.	1,300	54
	Koito Manufacturing Co. Ltd.	3,000	52
	Suzuken Co. Ltd.	1,800	51
	Fuji Electric Holdings Co. Ltd.	16,000	51
	Tokyo Steel Manufacturing Co. Ltd.	4,800	51
	Tokyo Tatemono Co. Ltd.	11,000	50
	Shiga Bank Ltd.	9,000	50
	Japan Petroleum Exploration Co.	1,200	49
	Nisshin Steel Co. Ltd.	25,000	49
*	Haseko Corp.	53,000	49

Sapporo Holdings Ltd.	11,000	49
Aozora Bank Ltd.	22,000	48
* Gree Inc.	3,000	48
Lintec Corp.	1,700	47
COMSYS Holdings Corp.	4,500	47
Senshu Ikeda Holdings Inc.	32,000	47
Nissha Printing Co. Ltd.	1,800	45
Mochida Pharmaceutical Co. Ltd.	4,000	45
Hino Motors Ltd.	8,000	45
MISUMI Group Inc.	1,700	44
Onward Holdings Co. Ltd.	5,000	43
Park24 Co. Ltd.	4,000	43
Lion Corp.	8,000	42
DIC Corp.	19,000	42
Tokai Rika Co. Ltd.	2,100	42
Nippon Kayaku Co. Ltd.	4,000	42
* OKUMA Corp.	5,000	42
Sapporo Hokuyo Holdings Inc.	8,500	41
Ulvac Inc.	1,600	41
Yokohama Rubber Co. Ltd.	8,000	41
OSAKA Titanium Technologies Co.	700	41
Aeon Credit Service Co. Ltd.	2,900	41
UNY Co. Ltd.	4,200	41
Shimachu Co. Ltd.	1,800	40
Disco Corp.	600	40
Wacoal Holdings Corp.	3,000	40
Toho Titanium Co. Ltd.	1,400	40
Dainippon Sumitomo Pharma Co. Ltd.	4,400	40
Tokyo Style Co. Ltd.	5,000	39
Nagase & Co. Ltd.	3,000	39
Coca-Cola West Co. Ltd.	2,100	38
Hyakujushi Bank Ltd.	10,000	38
Sohgo Security Services Co. Ltd.	3,100	38
H2O Retailing Corp.	5,000	37
Sumitomo Forestry Co. Ltd.	4,000	37
Heiwa Corp.	2,500	36
Nippon Television Network Corp.	230	36
ABC-Mart Inc.	1,000	36
Autobacs Seven Co. Ltd.	900	36
Hyakugo Bank Ltd.	8,000	36
Sumitomo Bakelite Co. Ltd.	6,000	35
Shima Seiki Manufacturing Ltd.	1,500	35
Tokai Carbon Co. Ltd.	6,000	35
Mori Seiki Co. Ltd.	3,000	35
Sawai Pharmaceutical Co. Ltd.	400	35
Hitachi Capital Corp.	2,200	35
Hitachi High-Technologies Corp.	1,400	35
Obic Co. Ltd.	180	35
Rohto Pharmaceutical Co. Ltd.	3,000	34
Pacific Metals Co. Ltd.	4,000	34
Ezaki Glico Co. Ltd.	3,000	34
Kose Corp.	1,300	33
Kansai Urban Banking Corp.	20,000	33
Sumitomo Osaka Cement Co. Ltd.	15,000	33
NTT Urban Development Corp.	32	33
Kobayashi Pharmaceutical Co. Ltd.	700	33
Acom Co. Ltd.	1,830	33
Sysmex Corp.	500	33

Asatsu-DK Inc.	1,200	32
Nichirei Corp.	7,000	32
Otsuka Corp.	500	32
Itochu Techno-Solutions Corp.	900	31
Toyobo Co. Ltd.	17,000	31
Tokyo Broadcasting System Holdings Inc.	2,300	31
Fuji Media Holdings Inc.	20	31
Awa Bank Ltd.	5,000	31
^ Promise Co. Ltd.	3,500	31
Keiyo Bank Ltd.	6,000	31
Toda Corp.	8,000	31
Ryohin Keikaku Co. Ltd.	700	30
San-In Godo Bank Ltd.	4,000	30
House Foods Corp.	1,800	30
Takara Holdings Inc.	5,000	30
Izumi Co. Ltd.	2,000	29
Aoyama Trading Co. Ltd.	1,700	29
Canon Marketing Japan Inc.	1,900	27
Hokkoku Bank Ltd.	8,000	27
Musashino Bank Ltd.	900	27
Ogaki Kyoritsu Bank Ltd.	8,000	27
Kagoshima Bank Ltd.	4,000	26
Matsumotokiyoshi Holdings Co. Ltd.	1,200	26
Hitachi Transport System Ltd.	1,700	26
Juroku Bank Ltd.	8,000	26
Komeri Co. Ltd.	1,100	25
Jafco Co. Ltd.	900	25
Showa Shell Sekiyu KK	2,900	25
Capcom Co. Ltd.	1,400	24
Daishi Bank Ltd.	7,000	24
Matsui Securities Co. Ltd.	3,500	23
* Taiheiyo Cement Corp.	17,000	22
Monex Group Inc.	77	21
Square Enix Holdings Co. Ltd.	1,200	21
Shinko Electric Industries Co. Ltd.	1,800	20
Kissei Pharmaceutical Co. Ltd.	1,000	20
IT Holdings Corp.	1,600	20
Nipro Corp.	1,000	19
Sundrug Co. Ltd.	400	12
Toshiba TEC Corp.	2,000	9
^ Culture Convenience Club Co. Ltd.	1,700	9
Sumitomo Real Estate Sales Co. Ltd.	170	9
NS Solutions Corp.	400	9
Nidec Sankyo Corp.	1,000	8
Tokai Rubber Industries Ltd.	600	8
Point Inc.	170	8
Hikari Tsushin Inc.	300	7
Funai Electric Co. Ltd.	200	7
Kandenko Co. Ltd.	1,000	6
PanaHome Corp.	1,000	6
* Mizuho Investors Securities Co. Ltd.	6,000	6
Hitachi Koki Co. Ltd.	600	6
Toyota Auto Body Co. Ltd.	300	6
Hitachi Cable Ltd.	2,000	5
TV Asahi Corp.	3	5
Toppan Forms Co. Ltd.	400	4
Okasan Securities Group Inc.	1,000	4
SKY Perfect JSAT Holdings Inc.	10	4

kabu.com Securities Co. Ltd.	800	3
* SFCG Co. Ltd.	120	—
		98,623
Luxembourg (0.0%)
Millicom International Cellular SA	3,989	372
RTL Group SA	795	79
		451
Malaysia (0.5%)
CIMB Group Holdings Bhd.	226,342	622
Public Bank Bhd. (Foreign)	141,011	617
Malayan Banking Bhd.	214,415	612
Sime Darby Bhd.	181,700	546
* Axiata Group Bhd.	249,366	393
Genting Bhd.	111,900	390
IOI Corp. Bhd.	206,840	388
DiGi.Com Bhd.	24,900	208
AMMB Holdings Bhd.	95,600	208
MISC Bhd.	70,100	190
* Petronas Chemicals Group Bhd.	91,900	184
Maxis Bhd.	91,300	159
Kuala Lumpur Kepong Bhd.	21,900	153
PPB Group Bhd.	23,600	132
Genting Malaysia Bhd.	119,900	131
PLUS Expressways Bhd.	88,600	127
Petronas Gas Bhd.	32,600	118
IJM Corp. Bhd.	54,960	118
YTL Corp. Bhd.	40,888	108
Tenaga Nasional Bhd.	53,750	108
Gamuda Bhd.	83,600	104
British American Tobacco Malaysia Bhd.	5,800	90
SP Setia Bhd.	42,400	89
YTL Power International Bhd.	110,437	85
UMW Holdings Bhd.	35,800	84
Telekom Malaysia Bhd.	49,500	60
RHB Capital Bhd.	20,300	56
Hong Leong Bank Bhd.	17,200	52
Berjaya Sports Toto Bhd.	34,800	48
Lafarge Malayan Cement Bhd.	17,900	46
Petronas Dagangan Bhd.	11,400	45
Alliance Financial Group Bhd.	39,200	41
MMC Corp. Bhd.	41,100	38
Parkson Holdings Bhd.	18,973	35
Proton Holdings Bhd.	9,400	13
* EON Capital Bhd.	5,400	12
Public Bank Bhd. (Local)	1,614	7
		6,417
Mexico (0.7%)
America Movil SAB de CV	879,705	2,506
Grupo Mexico SAB de CV Class B	334,943	1,309
Wal-Mart de Mexico SAB de CV	288,500	802
* Grupo Televisa SA	115,700	557
Fomento Economico Mexicano SAB de CV	97,046	515
Telefonos de Mexico SAB de CV	463,954	402
* Cemex SAB de CV ADR	40,927	388
Grupo Financiero Banorte SAB de CV	86,314	384
Industrias Penoles SAB de CV	5,890	195
Grupo Financiero Inbursa SA	34,300	150

Grupo Modelo SAB de CV	24,200	149
Alfa SAB de CV Class A	10,900	119
Grupo Elektra SA de CV	2,745	114
* Minera Frisco SAB de CV	24,700	106
Grupo Bimbo SAB de CV Class A	12,500	106
Mexichem SAB de CV	23,615	84
Kimberly-Clark de Mexico SAB de CV Class A	15,100	83
Grupo Aeroportuario del Pacifico SAB de CV Class B	18,500	72
Grupo Carso SAB de CV	24,700	71
* Impulsora del Desarrollo y El Empleo en America Latina SAB de CV	32,200	46
Organizacion Soriana SAB de CV Class B	13,000	41
* Urbi Desarrollos Urbanos SAB de CV	15,000	36
* Inmuebles Carso SAB de CV	24,700	26
* Carso Infraestructura y Construccion SAB de CV	9,700	6
		8,267
Morocco (0.0%)
Maroc Telecom	7,387	138
Douja Promotion Groupe Addoha SA	6,322	80
		218
Netherlands (1.0%)
Unilever NV	62,676	1,853
* ING Groep NV	156,034	1,777
Koninklijke Philips Electronics NV	40,074	1,248
Koninklijke KPN NV	59,583	940
Koninklijke Ahold NV	52,464	711
ASML Holding NV	16,792	704
* Aegon NV	83,624	619
Heineken NV	11,634	586
Akzo Nobel NV	8,988	562
TNT NV	17,711	481
Reed Elsevier NV	35,655	464
Koninklijke DSM NV	6,801	403
* Randstad Holding NV	4,724	258
Wolters Kluwer NV	10,695	245
Fugro NV	2,762	222
Corio NV	3,319	216
Heineken Holding NV	3,960	176
SBM Offshore NV	6,079	145
Koninklijke Boskalis Westminster NV	2,714	130
Koninklijke Vopak NV	1,832	89
		11,829
New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	84,863	150
Fletcher Building Ltd.	22,984	138
Contact Energy Ltd.	14,369	68
Sky City Entertainment Group Ltd.	26,543	67
Auckland International Airport Ltd.	35,852	62
Fisher & Paykel Healthcare Corp. Ltd.	21,665	53
Sky Network Television Ltd.	8,760	36
Vector Ltd.	17,206	33
Kiwi Income Property Trust	41,436	32
Air New Zealand Ltd.	8,903	10
Warehouse Group Ltd.	2,427	7
		656
Norway (0.4%)
Statoil ASA	52,075	1,263

DnB NOR ASA	46,763	644
Yara International ASA	9,220	521
Telenor ASA	30,609	473
Seadrill Ltd.	12,759	419
Norsk Hydro ASA	53,574	404
Orkla ASA	43,656	393
* Storebrand ASA	19,966	157
Aker Solutions ASA	7,070	129
* Renewable Energy Corp. ASA	19,813	63
		4,466
Peru (0.1%)
Cia de Minas Buenaventura SA ADR	11,895	487
Southern Copper Corp.	9,431	423
Credicorp Ltd.	2,059	215
Volcan Cia Minera SAA Class B	53,343	76
		1,201
Philippines (0.1%)
SM Investments Corp.	17,078	181
Philippine Long Distance Telephone Co.	1,450	81
Manila Electric Co.	15,000	73
Ayala Land Inc.	208,100	69
Bank of the Philippine Islands	43,938	51
Ayala Corp.	6,000	46
Metropolitan Bank & Trust	30,377	45
Banco de Oro Unibank Inc.	37,000	43
Jollibee Foods Corp.	20,000	34
SM Prime Holdings Inc.	134,000	31
Petron Corp.	72,000	23
Globe Telecom Inc.	1,000	17
		694
Poland (0.2%)
Powszechna Kasa Oszczednosci Bank Polski SA	28,242	404
KGHM Polska Miedz SA	6,641	388
Bank Pekao SA	5,225	311
Powszechny Zaklad Ubezpieczen SA	1,710	206
* Polski Koncern Naftowy Orlen SA	12,289	204
PGE Polska Grupa Energetyczna SA	19,553	156
Telekomunikacja Polska SA	22,396	131
Polskie Gornictwo Naftowe i Gazownictwo SA	46,234	59
* Getin Holding SA	12,268	53
* BRE Bank SA	453	48
Bank Handlowy w Warszawie SA	1,389	46
Bank Zachodni WBK SA	596	45
* ING Bank Slaski SA	133	40
TVN SA	6,300	37
* Globe Trade Centre SA	4,314	32
		2,160
Portugal (0.1%)
Portugal Telecom SGPS SA	43,398	503
EDP - Energias de Portugal SA	115,506	444
Galp Energia SGPS SA Class B	9,804	200
Jeronimo Martins SGPS SA	9,665	146
^ Banco Comercial Portugues SA	152,434	122
Brisa Auto-Estradas de Portugal SA	14,365	105
Banco Espirito Santo SA	11,232	46
Banco BPI SA	20,861	40

* EDP Renovaveis SA	5,968	35
Cimpor Cimentos de Portugal SGPS SA	4,605	31
		1,672
Russia (1.0%)
Lukoil OAO ADR	29,214	1,794
Surgutneftegas OJSC ADR	145,791	1,619
Gazprom OAO ADR	54,803	1,456
Sberbank of Russia	327,157	1,161
Gazprom OAO	149,807	990
MMC Norilsk Nickel OJSC ADR	33,370	850
Rosneft Oil Co. GDR	96,341	827
NovaTek OAO	57,893	604
* Federal Grid Co. Unified Energy System JSC	32,443,105	482
Tatneft ADR	11,188	398
VTB Bank OJSC GDR	50,464	361
Mobile Telesystems OJSC	34,297	288
Novolipetsk Steel OJSC	58,869	253
Uralkali	30,430	230
Gazprom Neft JSC	49,861	219
* Federal Hydrogenerating Co. JSC	3,685,100	184
Polyus Gold OJSC	2,640	158
Severstal OAO	6,977	126
* IDGC Holding JSC	560,785	106
Sistema JSFC	101,482	95
Wimm-Bill-Dann Foods OJSC ADR	2,816	93
Lukoil OAO	1,420	87
Wimm-Bill-Dann Foods OJSC	674	85
* Polymetal JSC	4,298	74
* OGK-4 OJSC	646,100	64
* Inter Rao Ues OAO	38,841,200	62
* Raspadskaya	8,000	61
* TMK OAO	8,946	45
* Mosenergo OAO	410,351	42
Magnitogorsk Iron & Steel Works	33,131	37
* WGC-3 OJSC	666,100	34
* TGK-1 OAO	41,408,000	32
Rosneft Oil Co.	3,288	28
Rostelecom OJSC	3,672	20
Aeroflot - Russian Airlines OJSC	5,336	14
* PIK Group	2,527	11
* Federal Hydrogenerating Co. JSC	23,742	1
		12,991
Singapore (0.7%)
DBS Group Holdings Ltd.	70,000	824
Oversea-Chinese Banking Corp. Ltd.	96,000	742
Singapore Telecommunications Ltd.	296,000	720
United Overseas Bank Ltd.	42,000	652
Keppel Corp. Ltd.	57,012	524
Wilmar International Ltd.	106,224	439
Fraser and Neave Ltd.	70,365	349
Singapore Exchange Ltd.	52,311	346
* Genting Singapore plc	217,000	345
Singapore Airlines Ltd.	28,168	326
CapitaLand Ltd.	111,500	314
Golden Agri-Resources Ltd.	511,831	286
Noble Group Ltd.	162,272	278
City Developments Ltd.	25,000	223

Venture Corp. Ltd.	25,000	190
Singapore Press Holdings Ltd.	60,000	186
Olam International Ltd.	56,000	134
Jardine Cycle & Carriage Ltd.	5,000	133
SembCorp Industries Ltd.	32,231	130
CapitaMall Trust	84,600	126
Singapore Post Ltd.	135,625	125
SembCorp Marine Ltd.	29,389	125
Singapore Technologies Engineering Ltd.	49,000	124
Ascendas Real Estate Investment Trust	66,000	108
M1 Ltd.	54,771	105
Yangzijiang Shipbuilding Holdings Ltd.	69,036	101
ComfortDelGro Corp. Ltd.	75,000	93
CapitaCommercial Trust	75,810	85
Keppel Land Ltd.	23,600	83
UOL Group Ltd.	22,000	82
* Neptune Orient Lines Ltd.	36,500	63
Cosco Corp. Singapore Ltd.	32,000	55
SMRT Corp. Ltd.	27,000	43
StarHub Ltd.	21,000	42
Singapore Land Ltd.	7,000	42
SIA Engineering Co. Ltd.	11,000	36
Wing Tai Holdings Ltd.	27,000	35
Yanlord Land Group Ltd.	26,000	32
Haw Par Corp. Ltd.	5,328	26
^ Guocoland Ltd.	7,999	16
Allgreen Properties Ltd.	16,000	14
Hotel Properties Ltd.	6,000	13
Wheelock Properties Singapore Ltd.	7,000	10
STATS ChipPAC Ltd.	15,000	10
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	18,588	3
		8,738
South Africa (1.1%)
MTN Group Ltd.	76,067	1,306
Sasol Ltd.	26,096	1,259
Standard Bank Group Ltd.	64,547	944
Naspers Ltd.	16,481	860
Impala Platinum Holdings Ltd.	26,965	769
AngloGold Ashanti Ltd.	15,314	657
FirstRand Ltd.	197,925	537
Gold Fields Ltd.	33,811	534
Sanlam Ltd.	100,009	378
Remgro Ltd.	22,822	348
Shoprite Holdings Ltd.	27,486	341
Kumba Iron Ore Ltd.	4,962	312
Bidvest Group Ltd.	14,442	309
* Anglo Platinum Ltd.	3,020	297
ABSA Group Ltd.	14,506	269
Harmony Gold Mining Co. Ltd.	20,505	223
Steinhoff International Holdings Ltd.	63,049	204
RMB Holdings Ltd.	33,433	178
Nedbank Group Ltd.	9,961	176
Aspen Pharmacare Holdings Ltd.	13,124	156
Vodacom Group Ltd.	15,717	153
Growthpoint Properties Ltd.	60,200	144
African Bank Investments Ltd.	28,029	142
Truworths International Ltd.	15,950	142

Massmart Holdings Ltd.	7,053	140
ArcelorMittal South Africa Ltd.	12,058	137
Imperial Holdings Ltd.	8,777	135
MMI Holdings Ltd.	57,941	132
Tiger Brands Ltd.	4,994	129
Aveng Ltd.	22,713	120
Netcare Ltd.	55,336	111
Pretoria Portland Cement Co. Ltd.	22,209	96
Woolworths Holdings Ltd.	29,006	95
African Rainbow Minerals Ltd.	3,123	92
Foschini Group Ltd.	8,042	89
* Sappi Ltd.	17,305	88
Spar Group Ltd.	6,888	87
Murray & Roberts Holdings Ltd.	20,001	86
Mr Price Group Ltd.	9,935	79
Investec Ltd.	10,112	76
Barloworld Ltd.	6,580	63
Nampak Ltd.	19,300	62
Pick n Pay Stores Ltd.	9,221	55
Clicks Group Ltd.	9,646	53
Telkom SA Ltd.	10,046	49
Liberty Holdings Ltd.	4,885	49
Reunert Ltd.	5,500	49
JD Group Ltd.	6,633	48
AVI Ltd.	11,213	47
Medi-Clinic Corp. Ltd.	11,175	45
Discovery Holdings Ltd.	8,542	45
Exxaro Resources Ltd.	2,225	45
Lewis Group Ltd.	3,986	42
Tongaat Hulett Ltd.	2,852	42
Aeci Ltd.	3,756	42
Sun International Ltd.	2,760	40
Mondi Ltd.	4,735	38
Adcock Ingram Holdings Ltd.	4,808	38
Wilson Bayly Holmes-Ovcon Ltd.	2,031	35
Fountainhead Property Trust	37,574	34
Illovo Sugar Ltd.	8,512	31
Grindrod Ltd.	13,901	31
Northam Platinum Ltd.	4,708	28
Mvelaphanda Resources Ltd.	4,749	25
JSE Ltd.	1,262	14
Santam Ltd.	589	10
Pick'n Pay Holdings Ltd.	3,111	8
Allied Technologies Ltd.	878	8
African Oxygen Ltd.	1,948	6
* Evraz Highveld Steel and Vanadium Ltd.	153	2
Group Five Ltd.	300	1
		13,415
South Korea (2.1%)
1 Samsung Electronics Co. Ltd. GDR	11,507	5,030
POSCO ADR	15,459	1,579
Shinhan Financial Group Co. Ltd. ADR	12,621	1,126
Hyundai Motor Co.	6,638	1,060
Hyundai Heavy Industries Co. Ltd.	2,303	1,003
KB Financial Group Inc. ADR	18,499	963
LG Chem Ltd.	1,933	726
Hyundai Mobis	2,942	678

Kia Motors Corp.	11,430	558
SK Telecom Co. Ltd. ADR	30,814	533
SK Innovation Co. Ltd.	2,690	499
* Hynix Semiconductor Inc.	17,150	452
LG Electronics Inc.	4,110	428
Samsung C&T Corp.	6,047	384
Samsung Fire & Marine Insurance Co. Ltd.	1,837	380
Samsung Electronics Co. Ltd.	417	366
Samsung Heavy Industries Co. Ltd.	9,330	353
LG Display Co. Ltd.	10,170	345
* NHN Corp.	1,856	331
S-Oil Corp.	3,220	320
Shinsegae Co. Ltd.	571	293
OCI Co. Ltd.	835	284
Samsung Engineering Co. Ltd.	1,518	268
SK Holdings Co. Ltd.	1,792	266
* Korea Electric Power Corp.	9,930	252
Hyundai Engineering & Construction Co. Ltd.	3,127	244
Samsung Electro-Mechanics Co. Ltd.	2,075	242
LG Corp.	3,193	242
Hana Financial Group Inc.	5,970	237
Honam Petrochemical Corp.	673	218
Samsung Life Insurance Co. Ltd.	2,276	209
Woori Finance Holdings Co. Ltd.	16,280	207
Samsung Securities Co. Ltd.	2,615	207
Hyundai Steel Co.	1,615	200
Cheil Industries Inc.	1,860	198
KT Corp. ADR	8,960	176
Samsung SDI Co. Ltd.	1,250	175
Samsung Techwin Co. Ltd.	1,951	164
Amorepacific Corp.	167	162
Hanwha Corp.	3,020	153
LG Household & Health Care Ltd.	412	149
GS Engineering & Construction Corp.	1,360	145
GS Holdings	1,890	141
KT&G Corp.	2,679	141
Kangwon Land Inc.	6,110	141
Daelim Industrial Co. Ltd.	1,243	139
Korea Zinc Co. Ltd.	496	132
Lotte Shopping Co. Ltd.	314	126
Doosan Corp.	822	123
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,000	110
Daewoo Securities Co. Ltd.	4,540	107
Hankook Tire Co. Ltd.	4,230	104
Hanwha Chem Corp.	2,900	104
Dongbu Insurance Co. Ltd.	2,370	96
Hyundai Mipo Dockyard	512	94
LS Corp.	1,025	93
Doosan Heavy Industries and Construction Co. Ltd.	1,328	93
Hyosung Corp.	1,107	91
Korea Investment Holdings Co. Ltd.	2,010	91
NCSoft Corp.	519	89
Korean Air Lines Co. Ltd.	1,371	89
Busan Bank	7,060	85
Hyundai Department Store Co. Ltd.	721	85
STX Offshore & Shipbuilding Co. Ltd.	2,900	84
Hyundai Securities Co.	6,470	82
Hyundai Development Co.	2,450	82

Daewoo International Corp.	2,399	81
Woori Investment & Securities Co. Ltd.	4,160	81
Industrial Bank of Korea	5,190	79
Hyundai Merchant Marine Co. Ltd.	2,581	78
Korea Exchange Bank	8,210	77
Woongjin Coway Co. Ltd.	2,450	76
Daegu Bank Ltd.	5,310	73
Samsung Card Co.	1,413	70
* STX Corp. Co. Ltd.	2,204	66
CJ CheilJedang Corp.	378	65
* Doosan Infracore Co. Ltd.	2,330	63
SKC Co. Ltd.	1,560	62
Hanjin Shipping Co. Ltd.	1,802	60
Yuhan Corp.	420	56
KCC Corp.	180	55
Samsung Fine Chemicals Co. Ltd.	700	51
LG Uplus Corp.	8,730	51
Hanjin Heavy Industries & Construction Co. Ltd.	1,434	49
Glovis Co. Ltd.	355	49
S1 Corp.	1,020	49
Pacific Corp.	277	46
* Daum Communications Corp.	630	45
CJ Corp.	601	40
Cheil Worldwide Inc.	3,175	40
Dongkuk Steel Mill Co. Ltd.	1,250	40
Lotte Confectionery Co. Ltd.	31	39
SK Networks Co. Ltd.	3,440	38
Daewoo Engineering & Construction Co. Ltd.	2,880	35
STX Pan Ocean Co. Ltd.	3,610	35
Lotte Chilsung Beverage Co. Ltd.	42	33
Daishin Securities Co. Ltd.	2,300	33
Hite Brewery Co. Ltd.	298	30
Nong Shim Co. Ltd.	150	27
Korea Gas Corp.	700	26
Mirae Asset Securities Co. Ltd.	511	23
Hyundai Hysco	910	21
* Korea Express Co. Ltd.	198	20
Halla Climate Control Corp.	1,040	16
Lotte Midopa Co. Ltd.	1,020	15
LG Hausys Ltd.	125	9
Daishin Securities Co. Ltd. Prior Pfd.	950	9
Hanjin Shipping Holdings Co. Ltd.	305	4
Sindoh Co. Ltd.	48	2
		26,244
Spain (1.5%)
Telefonica SA	185,485	4,670
Banco Santander SA	333,996	4,092
Banco Bilbao Vizcaya Argentaria SA	180,001	2,210
Iberdrola SA	223,359	1,913
Repsol YPF SA	51,283	1,618
Inditex SA	10,072	761
^ ACS Actividades de Construccion y Servicios SA	9,533	492
^ Banco Popular Espanol SA	49,745	299
Criteria Caixacorp SA	39,246	271
^ Banco de Sabadell SA	55,725	266
Gas Natural SDG SA	16,064	266
Abertis Infraestructuras SA	13,296	261

Ferrovial SA	21,749	258
Acerinox SA	11,638	198
* International Consolidated Airlines Group SA	37,493	154
Enagas	7,033	148
Indra Sistemas SA	6,330	119
Mapfre SA	31,014	105
Grifols SA	6,865	105
Red Electrica Corp. SA	2,040	104
* Gamesa Corp. Tecnologica SA	13,510	104
Iberdrola Renovables SA	27,219	103
Endesa SA	2,969	84
Zardoya Otis SA	5,187	82
Bankinter SA	11,325	77
Acciona SA	819	71
Corp Financiera Alba	1,198	68
Fomento de Construcciones y Contratas SA	1,728	50
Gestevision Telecinco SA	3,386	43
^ Banco de Valencia SA	8,096	39
Banco Espanol de Credito SA	1,960	18
Banco Santander SA ADR	425	5
		19,054
Sweden (1.3%)
Nordea Bank AB	164,811	1,999
Telefonaktiebolaget LM Ericsson Class B	122,540	1,512
Sandvik AB	53,042	1,042
* Volvo AB Class B	58,903	1,025
Svenska Handelsbanken AB Class A	23,424	797
TeliaSonera AB	90,696	748
Skandinaviska Enskilda Banken AB Class A	82,218	746
Hennes & Mauritz AB Class B	22,383	735
Atlas Copco AB Class A	24,490	588
* Swedbank AB Class A	36,472	572
* Volvo AB Class A	31,842	549
Tele2 AB	20,993	465
Scania AB Class B	20,640	463
SKF AB	14,999	430
Investor AB Class B	18,274	422
Svenska Cellulosa AB Class B	22,103	385
Assa Abloy AB Class B	12,667	345
Boliden AB	16,251	341
Atlas Copco AB Class B	13,974	304
Electrolux AB Class B	10,365	295
Skanska AB Class B	13,803	280
Alfa Laval AB	11,711	250
Swedish Match AB	8,637	249
SSAB AB Class A	13,500	222
Husqvarna AB	25,495	212
Getinge AB	7,969	193
Kinnevik Investment AB Class B	7,661	171
Industrivarden AB Class A	9,417	161
Ratos AB	4,283	161
Modern Times Group AB Class B	2,124	148
Securitas AB Class B	11,812	143
Industrivarden AB	6,386	106
Holmen AB	2,364	90
SSAB AB Class B	2,200	31
* Scania AB Class A	919	20

* CDON Group AB	2,124	11
		16,211
Switzerland (2.9%)
Nestle SA	139,968	7,566
Novartis AG	91,426	5,098
Roche Holding AG	28,381	4,316
* UBS AG	154,829	2,776
ABB Ltd.	95,206	2,246
Credit Suisse Group AG	45,588	2,038
Zurich Financial Services AG	6,043	1,651
Syngenta AG	3,828	1,234
Cie Financiere Richemont SA	21,086	1,146
Swiss Reinsurance Co. Ltd.	15,409	881
Holcim Ltd.	10,252	719
Swatch Group AG (Bearer)	1,363	548
Geberit AG	1,828	386
Julius Baer Group Ltd.	8,383	379
SGS SA	228	371
Adecco SA	5,522	357
Swisscom AG	806	356
Givaudan SA	343	340
Kuehne & Nagel International AG	2,273	294
Swatch Group AG (Registered)	3,758	271
Synthes Inc.	1,853	244
Sonova Holding AG	1,914	240
Swiss Life Holding AG	1,272	203
Baloise Holding AG	1,906	196
* Actelion Ltd.	3,542	192
Lonza Group AG	2,048	162
Lindt & Spruengli AG	5	146
* GAM Holding AG	7,230	129
Schindler Holding AG (Registered)	1,082	120
Pargesa Holding SA	1,345	119
Sika AG	39	86
Schindler Holding AG (Bearer)	738	82
Nobel Biocare Holding AG	4,005	82
Lindt & Spruengli AG	31	81
Straumann Holding AG	263	64
BKW FMB Energie AG	424	34
* Transocean Ltd.	415	33
EFG International AG	1,588	22
		35,208
Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	227,857	2,978
Hon Hai Precision Industry Co. Ltd.	385,883	1,652
HTC Corp.	32,468	1,085
Formosa Plastics Corp.	246,840	846
Nan Ya Plastics Corp.	305,330	844
* Chunghwa Telecom Co. Ltd. ADR	23,468	701
* AU Optronics Corp. ADR	68,828	661
Formosa Chemicals & Fibre Corp.	162,130	593
MediaTek Inc.	42,118	571
Cathay Financial Holding Co. Ltd.	290,220	537
China Steel Corp.	394,301	458
Advanced Semiconductor Engineering Inc. ADR	69,257	424
Fubon Financial Holding Co. Ltd.	247,738	345
* Chimei Innolux Corp.	273,294	343

Delta Electronics Inc.	69,641	321
Chinatrust Financial Holding Co. Ltd.	361,457	307
Acer Inc.	107,583	292
United Microelectronics Corp. ADR	81,135	258
Mega Financial Holding Co. Ltd.	309,000	251
Yuanta Financial Holding Co. Ltd.	284,000	229
Far Eastern New Century Corp.	134,091	228
Formosa Petrochemical Corp.	70,140	227
Uni-President Enterprises Corp.	160,174	217
Quanta Computer Inc.	99,450	210
China Development Financial Holding Corp.	449,100	206
Asustek Computer Inc.	22,647	203
Compal Electronics Inc.	150,323	199
First Financial Holding Co. Ltd.	194,183	178
Foxconn Technology Co. Ltd.	43,212	174
Taiwan Mobile Co. Ltd.	72,000	170
Wistron Corp.	77,494	152
Synnex Technology International Corp.	57,189	150
Hua Nan Financial Holdings Co. Ltd.	181,486	147
* MStar Semiconductor Inc.	18,000	144
Siliconware Precision Industries Co. ADR	20,700	143
Taiwan Cement Corp.	126,210	136
Taiwan Cooperative Bank	157,190	133
Chang Hwa Commercial Bank	148,000	125
President Chain Store Corp.	26,952	115
SinoPac Financial Holdings Co. Ltd.	235,000	114
* Shin Kong Financial Holding Co. Ltd.	221,339	112
Pou Chen Corp.	112,524	107
Macronix International	134,721	104
Unimicron Technology Corp.	49,000	101
Lite-On Technology Corp.	74,671	101
Epistar Corp.	27,000	98
Far EasTone Telecommunications Co. Ltd.	63,000	94
* Taishin Financial Holding Co. Ltd.	162,475	94
Cheng Shin Rubber Industry Co. Ltd.	41,125	91
Asia Cement Corp.	81,177	89
Taiwan Fertilizer Co. Ltd.	23,000	86
* Pegatron Corp.	60,954	84
Largan Precision Co. Ltd.	3,020	82
Taiwan Glass Industrial Corp.	58,514	78
Yulon Motor Co. Ltd.	36,000	75
United Microelectronics Corp.	119,180	74
* Evergreen Marine Corp. Taiwan Ltd.	66,000	69
* China Airlines Ltd.	87,425	67
E.Sun Financial Holding Co. Ltd.	94,172	64
* Walsin Lihwa Corp.	100,000	60
Advanced Semiconductor Engineering Inc.	48,522	60
Formosa Taffeta Co. Ltd.	60,000	60
Inventec Co. Ltd.	101,850	60
* Yang Ming Marine Transport Corp.	58,000	58
* Taiwan Business Bank	122,720	57
* Eva Airways Corp.	48,749	56
Catcher Technology Co. Ltd.	13,310	55
Novatek Microelectronics Corp.	15,025	50
Yageo Corp.	93,000	49
Giant Manufacturing Co. Ltd.	11,881	46
* Qisda Corp.	65,000	46
Coretronic Corp.	27,000	45

Teco Electric and Machinery Co. Ltd.	72,000	45
* Inotera Memories Inc.	71,109	45
* Powerchip Technology Corp.	182,900	44
* Wan Hai Lines Ltd.	52,000	43
Advantech Co. Ltd.	14,015	43
Cheng Uei Precision Industry Co. Ltd.	19,151	43
Eternal Chemical Co. Ltd.	35,605	42
Far Eastern International Bank	80,787	41
Yuen Foong Yu Paper Manufacturing Co. Ltd.	84,460	41
* HannStar Display Corp.	206,749	40
Polaris Securities Co. Ltd.	57,000	40
* Nanya Technology Corp.	61,083	39
* Ritek Corp.	126,039	38
Realtek Semiconductor Corp.	16,210	38
KGI Securities Co. Ltd.	65,000	38
Chicony Electronics Co. Ltd.	17,058	37
Capital Securities Corp.	67,208	36
* CMC Magnetics Corp.	129,000	35
U-Ming Marine Transport Corp.	16,000	34
D-Link Corp.	31,980	34
Taiwan Secom Co. Ltd.	18,000	33
Feng Hsin Iron & Steel Co.	17,000	33
Nan Ya Printed Circuit Board Corp.	8,160	31
Transcend Information Inc.	10,148	30
Siliconware Precision Industries Co.	21,030	30
* Tatung Co. Ltd.	112,000	26
* Chunghwa Picture Tubes	140,688	22
Waterland Financial Holdings	34,080	20
* Winbond Electronics Corp.	53,000	20
China Motor Corp.	19,000	18
Oriental Union Chemical Corp.	12,000	18
LITE-ON IT Corp.	12,120	14
Cathay Real Estate Development Co. Ltd.	23,000	13
Faraday Technology Corp.	6,029	13
Vanguard International Semiconductor Corp.	22,000	13
President Securities Corp.	15,600	10
Compal Communications Inc.	9,000	10
Ton Yi Industrial Corp.	17,000	9
* Asia Optical Co. Inc.	4,040	8
Inventec Appliances Corp.	8,400	8
Mitac International Corp.	14,000	7
* Tatung Co. Ltd. GDR	1,475	7
Micro-Star International Co. Ltd.	10,499	6
		20,634
Thailand (0.2%)
PTT PCL (Foreign)	30,300	329
Electricity Generating PCL (Foreign)	96,700	289
PTT Exploration & Production PCL (Foreign)	42,000	220
Bank of Ayudhya PCL(Local)	208,000	166
Kasikornbank PCL (Foreign)	43,300	166
Siam Commercial Bank PCL (Foreign)	49,400	150
Advanced Info Service PCL (Foreign)	42,800	111
Charoen Pokphand Foods PCL (Foreign)	124,300	88
Bangkok Bank PCL (Foreign)	17,098	83
CP ALL PCL (Foreign)	66,500	83
Banpu PCL	3,400	81
PTT Aromatics & Refining PCL (Foreign)	65,200	79

Siam Cement PCL (Foreign)	6,100	66
PTT Chemical PCL (Foreign)	13,200	60
Thai Oil PCL (Foreign)	25,800	58
IRPC PCL (Foreign)	329,400	54
BEC World PCL (Foreign)	43,200	44
Thai Airways International PCL (Foreign)	28,374	35
* TMB Bank PCL	490,800	32
* PTT PCL	2,800	30
* PTT Exploration and Production PCL (Local)	5,600	29
* Krung Thai Bank PCL	55,200	28
Siam City Cement PCL (Foreign)	3,800	27
* Siam Commercial Bank PCL (Local)	8,200	25
Krung Thai Bank PCL (Foreign)	45,700	24
* TMB Bank PCL	294,100	19
Total Access Communication PCL (Foreign)	13,700	18
* Siam City Cement PCL (Local)	2,100	15
Thai Union Frozen Products PCL (Foreign)	9,450	14
Delta Electronics Thai PCL (Foreign)	14,200	13
Siam Makro PCL (Foreign)	2,600	12
Central Pattana PCL	12,200	11
Airports of Thailand PCL (Foreign)	9,600	10
Land and Houses PCL (Foreign)	45,300	8
Thoresen Thai Agencies PCL	11,330	7
Ratchaburi Electricity Generating Holding PCL (Foreign)	4,100	5
		2,489
Turkey (0.2%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	17,534	217
Turkiye Garanti Bankasi AS	46,827	208
Akbank TAS	43,053	202
Turkiye Is Bankasi	53,140	167
KOC Holding AS	36,743	150
* Eregli Demir ve Celik Fabrikalari TAS	46,448	146
Turkiye Halk Bankasi AS	14,760	116
* Yapi ve Kredi Bankasi AS	33,445	98
* Dogan Sirketler Grubu Holdings	139,866	96
Tupras Turkiye Petrol Rafinerileri AS	3,468	90
Turk Telekomunikasyon AS	21,571	89
* Turk Hava Yollari	25,621	83
BIM Birlesik Magazalar AS	2,409	77
Turkiye Vakiflar Bankasi Tao	27,047	67
Haci Omer Sabanci Holding AS (Bearer)	14,385	61
Enka Insaat ve Sanayi AS	15,912	60
Turkcell Iletisim Hizmet AS	9,761	60
Asya Katilim Bankasi AS	30,743	54
Coca-Cola Icecek AS	3,689	41
Arcelik AS	6,925	36
Ford Otomotiv Sanayi AS	1,724	14
		2,132
United Kingdom (8.1%)
HSBC Holdings plc	711,285	7,761
Vodafone Group plc	2,125,951	5,975
BP plc	761,147	5,917
Royal Dutch Shell plc Class A	143,296	5,059
Rio Tinto plc	61,694	4,260
GlaxoSmithKline plc	211,687	3,829
Royal Dutch Shell plc Class B	109,747	3,814
BHP Billiton plc	88,528	3,394

BG Group plc	136,099	3,063
British American Tobacco plc	80,089	2,956
AstraZeneca plc	56,830	2,760
Anglo American plc	53,562	2,624
Standard Chartered plc	93,603	2,440
Barclays plc	497,612	2,340
Tesco plc	319,080	2,059
Xstrata plc	89,819	1,989
Diageo plc	102,229	1,965
* Lloyds Banking Group plc	1,612,838	1,632
Reckitt Benckiser Group plc	29,602	1,609
Unilever plc	53,337	1,551
SABMiller plc	47,339	1,531
National Grid plc	137,436	1,224
Imperial Tobacco Group plc	41,762	1,193
Prudential plc	101,591	1,100
Centrica plc	207,824	1,065
BT Group plc	321,645	907
Aviva plc	118,154	844
BAE Systems plc	143,603	786
Rolls-Royce Group plc	76,780	785
Tullow Oil plc	36,814	783
Scottish & Southern Energy plc	39,157	727
Compass Group plc	75,921	675
British Sky Broadcasting Group plc	53,104	642
WPP plc	48,957	606
Shire plc	22,595	597
Reed Elsevier plc	58,571	519
Pearson plc	31,296	514
Experian plc	41,215	511
* Royal Bank of Scotland Group plc	737,607	492
WM Morrison Supermarkets plc	114,897	491
Old Mutual plc	237,136	477
J Sainsbury plc	77,395	473
Smith & Nephew plc	40,246	451
* Cairn Energy plc	66,988	445
ARM Holdings plc	50,953	424
International Power plc	62,189	421
Legal & General Group plc	236,774	421
Kingfisher plc	98,302	397
* Wolseley plc	11,032	384
Carnival plc	8,268	377
Marks & Spencer Group plc	65,313	373
Man Group plc	72,749	343
Antofagasta plc	14,941	338
Standard Life plc	88,463	326
Smiths Group plc	14,691	320
Land Securities Group plc	28,942	313
Burberry Group plc	17,475	300
Kazakhmys plc	12,295	296
RSA Insurance Group plc	135,813	296
British Land Co. plc	34,557	287
Intercontinental Hotels Group plc	13,470	284
Randgold Resources Ltd.	3,672	280
Associated British Foods plc	15,405	262
Capita Group plc	23,939	260
Johnson Matthey plc	8,351	258
Lonmin plc	9,627	256

Aggreko plc	10,889	250
AMEC plc	12,954	249
Sage Group plc	51,907	245
Resolution Ltd.	58,470	245
Eurasian Natural Resources Corp. plc	14,983	243
Petrofac Ltd.	9,502	239
G4S plc	55,381	238
United Utilities Group plc	26,259	229
Fresnillo plc	10,957	228
* Autonomy Corp. plc	9,423	226
Next plc	7,087	225
ICAP plc	25,364	218
Admiral Group plc	7,905	208
Whitbread plc	7,098	197
Severn Trent plc	8,845	194
Schroders plc	6,665	192
Inmarsat plc	17,184	188
Hammerson plc	26,998	186
3i Group plc	37,023	184
Vedanta Resources plc	4,887	178
* ITV plc	136,936	171
Rexam plc	30,509	167
Invensys plc	30,908	166
Capital Shopping Centres Group plc	26,905	158
Home Retail Group plc	45,533	158
Serco Group plc	17,522	155
Cobham plc	43,838	147
Tate & Lyle plc	15,978	141
Bunzl plc	11,135	136
Segro plc	25,739	123
Logica plc	54,761	119
United Business Media Ltd.	9,254	104
Aegis Group plc	46,353	104
* Rentokil Initial plc	63,452	102
Cable & Wireless Worldwide plc	89,570	102
Daily Mail & General Trust plc	11,139	100
Hays plc	48,697	94
Thomas Cook Group plc	29,127	89
Drax Group plc	13,862	86
TUI Travel plc	19,152	78
Ladbrokes plc	35,029	73
William Hill plc	24,548	71
Provident Financial plc	4,680	71
Cable & Wireless Communications plc	89,570	66
Schroders plc	2,087	47
TalkTalk Telecom Group plc	16,002	41
African Barrick Gold Ltd.	4,409	35
		99,317
United States (41.5%)
Consumer Discretionary (4.5%)
McDonald's Corp.	42,758	3,150
Walt Disney Co.	77,160	2,999
Home Depot Inc.	66,797	2,456
* Ford Motor Co.	149,176	2,379
* Amazon.com Inc.	13,470	2,285
Comcast Corp. Class A	84,265	1,917
Target Corp.	29,099	1,596

* DIRECTV Class A	35,431	1,502
Time Warner Inc.	44,909	1,412
Lowe's Cos. Inc.	55,457	1,375
News Corp. Class A	75,354	1,132
Johnson Controls Inc.	28,399	1,090
NIKE Inc. Class B	11,843	977
Time Warner Cable Inc.	14,233	965
Starbucks Corp.	30,329	956
Viacom Inc. Class B	22,663	942
Yum! Brands Inc.	19,765	924
* General Motors Co.	24,015	876
* priceline.com Inc.	1,983	850
Carnival Corp.	17,687	791
TJX Cos. Inc.	15,988	758
Staples Inc.	31,453	702
Coach Inc.	12,302	665
* Kohl's Corp.	12,709	645
Comcast Corp. Class A Special Shares	29,498	632
* Las Vegas Sands Corp.	13,278	617
Best Buy Co. Inc.	16,186	550
Stanley Black & Decker Inc.	7,442	541
Marriott International Inc. Class A	13,690	541
Wynn Resorts Ltd.	4,642	540
Omnicom Group Inc.	11,688	525
CBS Corp. Class B	25,788	511
* Bed Bath & Beyond Inc.	10,188	489
McGraw-Hill Cos. Inc.	11,988	467
Fortune Brands Inc.	7,571	467
Starwood Hotels & Resorts Worldwide Inc.	7,655	451
VF Corp.	5,356	443
* NetFlix Inc.	2,002	429
Nordstrom Inc.	10,287	424
Macy's Inc.	18,200	421
News Corp. Class B	25,160	417
* AutoZone Inc.	1,640	416
* Liberty Media Corp. - Interactive	25,938	411
Mattel Inc.	16,961	402
Limited Brands Inc.	12,531	366
Harley-Davidson Inc.	9,132	362
Gap Inc.	18,227	351
Cablevision Systems Corp. Class A	9,774	331
JC Penney Co. Inc.	10,258	329
Virgin Media Inc.	12,912	325
Genuine Parts Co.	6,113	316
* O'Reilly Automotive Inc.	5,348	304
* BorgWarner Inc.	4,367	294
Tiffany & Co.	4,946	288
Ross Stores Inc.	4,331	282
* CarMax Inc.	8,535	279
* Royal Caribbean Cruises Ltd.	6,203	279
* Apollo Group Inc. Class A	6,488	268
Polo Ralph Lauren Corp. Class A	2,460	264
* Chipotle Mexican Grill Inc. Class A	1,191	261
Autoliv Inc.	3,290	253
* Sirius XM Radio Inc.	152,262	246
Whirlpool Corp.	2,864	245
* Interpublic Group of Cos. Inc.	22,698	243
Hasbro Inc.	5,394	238

*	Dollar Tree Inc.	4,662	236
^	Garmin Ltd.	7,429	229
	Expedia Inc.	9,061	228
	Darden Restaurants Inc.	4,827	227
	PetSmart Inc.	5,378	216
*	MGM Resorts International	14,252	211
*,^ Sears Holdings Corp.		2,765	208
	Family Dollar Stores Inc.	4,865	207
	DR Horton Inc.	15,200	188
*	Liberty Global Inc. Class A	4,573	186
*	Discovery Communications Inc. Class A	4,697	183
	Newell Rubbermaid Inc.	9,397	181
	International Game Technology	10,278	176
	Wyndham Worldwide Corp.	6,076	171
*	Liberty Global Inc.	4,345	166
*	Discovery Communications Inc.	4,772	162
	Gentex Corp.	4,891	157
	Scripps Networks Interactive Inc. Class A	3,322	154
*	NVR Inc.	200	153
	Abercrombie & Fitch Co.	2,981	150
*	DISH Network Corp. Class A	7,080	149
	Leggett & Platt Inc.	6,465	146
*	Urban Outfitters Inc.	4,289	145
	H&R Block Inc.	11,567	145
	Foot Locker Inc.	7,362	132
*	GameStop Corp. Class A	6,216	131
*	Mohawk Industries Inc.	2,321	129
*	AutoNation Inc.	4,219	121
	Gannett Co. Inc.	8,017	118
*	Liberty Media Corp. - Starz	1,768	118
*	Harman International Industries Inc.	2,537	110
	American Eagle Outfitters Inc.	7,179	104
*	Pulte Group Inc.	13,011	103
	Lennar Corp. Class A	5,263	102
*	Lamar Advertising Co. Class A	2,704	100
*	Toll Brothers Inc.	4,386	89
	Wendy's/Arby's Group Inc. Class A	15,848	77
*	Dollar General Corp.	2,600	72
	RadioShack Corp.	4,386	66
	Weight Watchers International Inc.	1,362	53
	Washington Post Co. Class B	96	41
			55,202
Consumer Staples (4.1%)
	Procter & Gamble Co.	113,073	7,138
	Wal-Mart Stores Inc.	109,627	6,147
	Coca-Cola Co.	93,526	5,878
	Philip Morris International Inc.	73,042	4,181
	PepsiCo Inc.	63,881	4,108
	Kraft Foods Inc.	70,460	2,154
	Altria Group Inc.	84,053	1,976
	CVS Caremark Corp.	54,061	1,849
	Colgate-Palmolive Co.	20,307	1,559
	Walgreen Co.	38,408	1,553
	Costco Wholesale Corp.	17,520	1,259
	Kimberly-Clark Corp.	16,630	1,076
	General Mills Inc.	25,865	900
	Archer-Daniels-Midland Co.	27,481	898

Sysco Corp.	22,921	668
HJ Heinz Co.	12,260	582
Kroger Co.	26,262	562
Avon Products Inc.	19,316	547
Kellogg Co.	10,765	541
Reynolds American Inc.	16,956	539
Sara Lee Corp.	27,121	460
Mead Johnson Nutrition Co.	7,832	454
Bunge Ltd.	6,592	449
Lorillard Inc.	5,561	418
ConAgra Foods Inc.	17,146	383
Safeway Inc.	18,333	379
Estee Lauder Cos. Inc. Class A	4,518	364
Campbell Soup Co.	10,179	348
Whole Foods Market Inc.	6,708	347
Clorox Co.	5,422	341
Coca-Cola Enterprises Inc.	13,401	337
Molson Coors Brewing Co. Class B	7,003	328
Dr Pepper Snapple Group Inc.	8,731	309
Hershey Co.	6,506	304
JM Smucker Co.	4,445	276
Brown-Forman Corp. Class B	3,221	214
* Energizer Holdings Inc.	2,574	187
McCormick & Co. Inc.	4,120	182
Tyson Foods Inc. Class A	10,722	176
Hormel Foods Corp.	3,524	174
* Constellation Brands Inc. Class A	6,694	129
Alberto-Culver Co. Class B	3,450	129
* Smithfield Foods Inc.	5,818	116
SUPERVALU Inc.	15,159	111
		51,030
Energy (5.2%)
Exxon Mobil Corp.	203,693	16,434
Chevron Corp.	80,978	7,687
Schlumberger Ltd.	55,115	4,905
ConocoPhillips	59,349	4,241
Occidental Petroleum Corp.	32,519	3,144
Apache Corp.	15,451	1,844
Halliburton Co.	36,601	1,647
Anadarko Petroleum Corp.	20,481	1,579
Devon Energy Corp.	17,623	1,563
Marathon Oil Corp.	28,798	1,316
National Oilwell Varco Inc.	17,458	1,290
Baker Hughes Inc.	18,230	1,249
Hess Corp.	13,559	1,141
EOG Resources Inc.	10,512	1,118
* Transocean Ltd.	12,867	1,028
Chesapeake Energy Corp.	26,326	777
* Weatherford International Ltd.	29,779	706
Peabody Energy Corp.	11,084	703
Spectra Energy Corp.	25,988	682
Williams Cos. Inc.	25,100	677
Noble Energy Inc.	6,786	618
Valero Energy Corp.	22,814	579
* FMC Technologies Inc.	5,921	557
* Southwestern Energy Co.	13,356	528
* Cameron International Corp.	9,873	526

Murphy Oil Corp.	7,461	495
Consol Energy Inc.	9,705	482
El Paso Corp.	27,166	431
Pioneer Natural Resources Co.	4,495	428
Noble Corp.	10,191	390
* Newfield Exploration Co.	5,197	380
* Concho Resources Inc.	3,825	368
Cimarex Energy Co.	3,221	335
* Ultra Petroleum Corp.	6,578	314
* Denbury Resources Inc.	15,290	311
Range Resources Corp.	6,172	308
EQT Corp.	6,024	290
QEP Resources Inc.	7,099	289
* Alpha Natural Resources Inc.	4,632	249
* Nabors Industries Ltd.	9,851	240
* McDermott International Inc.	11,195	233
* Pride International Inc.	7,092	231
* Kinder Morgan Management LLC	3,518	225
Sunoco Inc.	5,064	215
* Petrohawk Energy Corp.	10,549	212
* Rowan Cos. Inc.	5,099	175
* Plains Exploration & Production Co.	4,890	173
Diamond Offshore Drilling Inc.	2,395	172
Patterson-UTI Energy Inc.	5,501	128
* Continental Resources Inc.	1,805	116
		63,729
Financials (6.8%)
JPMorgan Chase & Co.	157,911	7,097
Wells Fargo & Co.	211,403	6,854
* Citigroup Inc.	1,170,638	5,643
Bank of America Corp.	407,388	5,593
* Berkshire Hathaway Inc. Class A	29	3,550
* Berkshire Hathaway Inc. Class B	41,922	3,427
Goldman Sachs Group Inc.	20,628	3,375
US Bancorp	78,692	2,125
American Express Co.	48,413	2,100
Morgan Stanley	61,774	1,816
Bank of New York Mellon Corp.	50,639	1,581
MetLife Inc.	30,667	1,404
PNC Financial Services Group Inc.	21,250	1,275
Simon Property Group Inc.	12,071	1,225
Prudential Financial Inc.	19,415	1,194
Aflac Inc.	19,310	1,112
Travelers Cos. Inc.	19,681	1,107
State Street Corp.	21,053	984
Capital One Financial Corp.	18,970	914
Charles Schwab Corp.	50,471	911
ACE Ltd.	13,710	844
CME Group Inc.	2,615	807
BB&T Corp.	28,692	793
Franklin Resources Inc.	6,567	792
BlackRock Inc.	3,974	787
T Rowe Price Group Inc.	10,573	697
Loews Corp.	17,296	693
Chubb Corp.	11,825	685
Allstate Corp.	21,887	682
Ameriprise Financial Inc.	10,390	641

Vornado Realty Trust	7,077	623
SunTrust Banks Inc.	20,292	618
Equity Residential	10,966	594
Marsh & McLennan Cos. Inc.	21,055	587
AON Corp.	12,795	585
Boston Properties Inc.	5,660	534
HCP Inc.	14,385	534
Hartford Financial Services Group Inc.	19,048	529
Public Storage	4,836	527
Northern Trust Corp.	10,112	526
Progressive Corp.	26,080	517
Invesco Ltd.	20,340	503
Discover Financial Services	24,251	499
Annaly Capital Management Inc.	27,712	494
Weyerhaeuser Co.	20,914	485
Host Hotels & Resorts Inc.	25,409	470
Fifth Third Bancorp	30,938	460
Principal Financial Group Inc.	12,344	405
AvalonBay Communities Inc.	3,440	399
M&T Bank Corp.	4,589	397
Regions Financial Corp.	54,042	384
* SLM Corp.	26,164	377
Lincoln National Corp.	12,791	369
* CIT Group Inc.	7,700	367
Ventas Inc.	6,070	337
Moody's Corp.	11,344	333
NYSE Euronext	10,471	333
* IntercontinentalExchange Inc.	2,749	331
New York Community Bancorp Inc.	17,590	322
XL Group plc Class A	13,995	321
ProLogis	21,104	315
KeyCorp	34,069	303
Unum Group	11,463	286
Kimco Realty Corp.	15,740	285
Health Care REIT Inc.	5,611	275
Plum Creek Timber Co. Inc.	6,577	275
* CB Richard Ellis Group Inc. Class A	12,323	273
Comerica Inc.	7,122	272
Macerich Co.	5,254	256
Legg Mason Inc.	7,681	254
Huntington Bancshares Inc.	33,481	242
Liberty Property Trust	6,881	239
PartnerRe Ltd.	2,893	237
American International Group Inc.	5,870	237
* Genworth Financial Inc. Class A	17,125	232
Hudson City Bancorp Inc.	20,420	224
Willis Group Holdings plc	5,856	220
Leucadia National Corp.	6,435	209
TD Ameritrade Holding Corp.	10,218	209
Hospitality Properties Trust	7,736	192
AMB Property Corp.	5,705	191
Digital Realty Trust Inc.	3,464	188
Federal Realty Investment Trust	2,333	188
Cincinnati Financial Corp.	5,648	181
People's United Financial Inc.	13,907	180
Duke Realty Corp.	13,100	179
Everest Re Group Ltd.	2,105	177
Brown & Brown Inc.	7,094	176

Commerce Bancshares Inc.	4,266	175
Torchmark Corp.	2,808	175
Weingarten Realty Investors	7,087	174
Assurant Inc.	4,133	162
Axis Capital Holdings Ltd.	4,520	161
Old Republic International Corp.	12,821	157
WR Berkley Corp.	5,235	148
Zions Bancorporation	6,263	148
RenaissanceRe Holdings Ltd.	2,185	143
* Markel Corp.	346	139
Marshall & Ilsley Corp.	18,400	129
Regency Centers Corp.	2,794	120
Transatlantic Holdings Inc.	2,333	120
SEI Investments Co.	4,897	113
* Popular Inc.	35,199	113
Arthur J Gallagher & Co.	3,633	108
White Mountains Insurance Group Ltd.	306	104
City National Corp./CA	1,749	101
Federated Investors Inc. Class B	3,606	98
* First Horizon National Corp.	8,423	95
* St. Joe Co.	3,250	89
Erie Indemnity Co. Class A	1,304	87
* Forest City Enterprises Inc. Class A	5,105	86
Valley National Bancorp	5,921	80
Janus Capital Group Inc.	6,180	80
Mercury General Corp.	1,453	62
* CNA Financial Corp.	1,216	33
Wesco Financial Corp.	20	8
* American International Group Inc. Warrants 1/19/21	34	1
		84,172
Health Care (4.5%)
Johnson & Johnson	110,935	6,631
Pfizer Inc.	325,666	5,934
Merck & Co. Inc.	124,157	4,118
Abbott Laboratories	62,332	2,815
* Amgen Inc.	38,137	2,101
UnitedHealth Group Inc.	44,155	1,813
Bristol-Myers Squibb Co.	68,991	1,737
Medtronic Inc.	43,011	1,648
Eli Lilly & Co.	46,105	1,603
* Gilead Sciences Inc.	32,996	1,266
* Express Scripts Inc.	21,256	1,197
Baxter International Inc.	23,799	1,154
* Medco Health Solutions Inc.	18,355	1,120
* Celgene Corp.	19,469	1,003
* WellPoint Inc.	16,022	995
Covidien plc	20,350	966
* Thermo Fisher Scientific Inc.	16,172	926
Allergan Inc.	12,940	914
* Genzyme Corp.	10,940	802
Becton Dickinson and Co.	9,289	771
McKesson Corp.	10,222	768
Stryker Corp.	11,569	666
* Biogen Idec Inc.	9,897	648
* St. Jude Medical Inc.	14,898	603
Cardinal Health Inc.	14,497	602
Alcon Inc.	3,659	596

* Agilent Technologies Inc.	13,570	568
* Intuitive Surgical Inc.	1,708	552
* Zimmer Holdings Inc.	9,088	538
Aetna Inc.	16,273	536
CIGNA Corp.	11,639	489
* Humana Inc.	7,869	456
* Boston Scientific Corp.	65,348	456
* Forest Laboratories Inc.	14,017	452
AmerisourceBergen Corp. Class A	11,264	404
* Life Technologies Corp.	7,131	387
* Mylan Inc.	16,468	381
* Laboratory Corp. of America Holdings	4,108	369
* Edwards Lifesciences Corp.	4,373	369
Quest Diagnostics Inc.	6,274	357
CR Bard Inc.	3,783	357
* Hospira Inc.	6,434	355
* Illumina Inc.	4,760	330
* Cerner Corp.	3,080	305
* Vertex Pharmaceuticals Inc.	7,497	292
* Varian Medical Systems Inc.	4,306	291
* Alexion Pharmaceuticals Inc.	3,452	289
* DaVita Inc.	3,538	261
Perrigo Co.	3,583	261
* Waters Corp.	3,278	250
* Henry Schein Inc.	3,727	245
* CareFusion Corp.	8,242	212
* Watson Pharmaceuticals Inc.	3,674	200
* Dendreon Corp.	5,514	193
DENTSPLY International Inc.	5,263	187
* Human Genome Sciences Inc.	7,175	174
Beckman Coulter Inc.	2,375	171
* Coventry Health Care Inc.	5,194	156
* Cephalon Inc.	2,602	154
Patterson Cos. Inc.	4,305	142
Lincare Holdings Inc.	5,014	136
Universal Health Services Inc. Class B	3,070	129
* Kinetic Concepts Inc.	2,421	112
* Community Health Systems Inc.	3,165	111
Omnicare Inc.	3,681	95
Warner Chilcott plc Class A	3,838	92
		55,211
Industrials (4.5%)
General Electric Co.	431,006	8,680
United Technologies Corp.	37,309	3,033
3M Co.	28,578	2,513
Caterpillar Inc.	25,797	2,503
United Parcel Service Inc. Class B	29,730	2,129
Boeing Co.	29,900	2,077
Union Pacific Corp.	20,042	1,897
Emerson Electric Co.	31,112	1,832
Honeywell International Inc.	31,810	1,782
Deere & Co.	17,146	1,559
Danaher Corp.	26,416	1,217
FedEx Corp.	13,023	1,176
General Dynamics Corp.	15,511	1,170
Lockheed Martin Corp.	14,643	1,166
Illinois Tool Works Inc.	20,548	1,099

CSX Corp.	15,271	1,078
Norfolk Southern Corp.	15,975	977
Tyco International Ltd.	19,728	884
Cummins Inc.	8,049	852
Northrop Grumman Corp.	12,179	844
PACCAR Inc.	14,922	843
Precision Castparts Corp.	5,881	841
Raytheon Co.	14,898	745
Waste Management Inc.	19,664	745
Eaton Corp.	6,520	704
Tyco Electronics Ltd.	18,055	654
Ingersoll-Rand plc	13,217	624
Parker Hannifin Corp.	6,269	560
CH Robinson Worldwide Inc.	6,817	525
Fluor Corp.	6,963	482
Republic Services Inc. Class A	15,471	477
Dover Corp.	7,234	464
Goodrich Corp.	5,056	458
Rockwell Automation Inc.	5,504	446
Expeditors International of Washington Inc.	8,297	420
ITT Corp.	7,072	417
Cooper Industries plc	6,486	397
Rockwell Collins Inc.	6,150	394
Joy Global Inc.	3,951	344
Southwest Airlines Co.	28,756	341
* Delta Air Lines Inc.	29,141	340
WW Grainger Inc.	2,573	338
Fastenal Co.	5,718	332
L-3 Communications Holdings Inc.	4,128	323
* Jacobs Engineering Group Inc.	5,824	299
Textron Inc.	11,344	298
Roper Industries Inc.	3,626	282
Bucyrus International Inc. Class A	3,102	282
Flowserve Corp.	2,146	268
* Terex Corp.	8,137	264
* Stericycle Inc.	3,267	256
AMETEK Inc.	6,171	252
Pall Corp.	4,116	228
Manpower Inc.	3,307	214
Robert Half International Inc.	6,753	212
Pitney Bowes Inc.	7,276	177
Iron Mountain Inc.	7,128	174
Masco Corp.	12,676	169
Avery Dennison Corp.	3,873	163
* Alliant Techsystems Inc.	2,133	162
* Foster Wheeler AG	4,331	159
RR Donnelley & Sons Co.	8,729	155
Equifax Inc.	4,286	153
Cintas Corp.	5,320	149
Dun & Bradstreet Corp.	1,747	148
* Babcock & Wilcox Co.	4,750	139
JB Hunt Transport Services Inc.	3,270	134
SPX Corp.	1,691	133
Pentair Inc.	3,347	121
Ryder System Inc.	1,892	91
		55,764

Information Technology (7.9%)
* Apple Inc.	37,054	12,573
Microsoft Corp.	345,599	9,582
International Business Machines Corp.	50,042	8,107
Oracle Corp.	201,304	6,448
* Google Inc. Class A	9,616	5,773
Intel Corp.	224,676	4,822
* Cisco Systems Inc.	224,164	4,741
Hewlett-Packard Co.	90,072	4,115
QUALCOMM Inc.	64,333	3,482
* EMC Corp.	83,118	2,069
* eBay Inc.	54,182	1,645
Texas Instruments Inc.	48,469	1,644
Visa Inc. Class A	19,995	1,397
Corning Inc.	62,769	1,394
Accenture plc Class A	25,732	1,324
Mastercard Inc. Class A	4,950	1,171
* Dell Inc.	80,461	1,059
Automatic Data Processing Inc.	20,228	969
Applied Materials Inc.	59,419	932
* Cognizant Technology Solutions Corp. Class A	12,537	915
* NetApp Inc.	16,315	893
Broadcom Corp. Class A	18,967	855
* Yahoo! Inc.	52,403	845
* Juniper Networks Inc.	22,507	835
* Adobe Systems Inc.	21,933	725
Western Union Co.	29,256	593
* Citrix Systems Inc.	9,292	587
* NVIDIA Corp.	24,400	584
Xerox Corp.	53,646	570
* Intuit Inc.	12,001	563
* Symantec Corp.	30,706	541
* Motorola Solutions Inc.	13,894	539
Paychex Inc.	16,300	522
* Salesforce.com Inc.	3,751	484
* Marvell Technology Group Ltd.	25,071	477
Analog Devices Inc.	12,025	467
Altera Corp.	12,122	455
* Micron Technology Inc.	42,598	449
* SanDisk Corp.	9,815	445
* Autodesk Inc.	9,933	404
* First Solar Inc.	2,489	385
* Akamai Technologies Inc.	7,909	382
* Fiserv Inc.	6,063	374
CA Inc.	15,568	371
Amphenol Corp. Class A	6,450	357
Fidelity National Information Services Inc.	11,672	355
* BMC Software Inc.	7,216	344
* Motorola Mobility Holdings Inc.	12,158	339
* F5 Networks Inc.	3,082	334
Computer Sciences Corp.	5,958	317
Xilinx Inc.	9,570	308
* Western Digital Corp.	8,868	302
Linear Technology Corp.	8,669	302
* Flextronics International Ltd.	37,709	301
Maxim Integrated Products Inc.	11,425	295
* VMware Inc. Class A	3,286	281
* McAfee Inc.	5,535	265

Microchip Technology Inc.	7,246	264
KLA-Tencor Corp.	5,950	262
* Teradata Corp.	5,988	257
* Seagate Technology plc	18,279	256
* Rovi Corp.	4,028	249
Activision Blizzard Inc.	22,009	248
* Electronic Arts Inc.	15,300	239
VeriSign Inc.	7,053	237
* SAIC Inc.	14,235	236
* Red Hat Inc.	5,474	226
* Lam Research Corp.	4,401	220
Harris Corp.	4,614	215
* Cree Inc.	4,116	208
* Amdocs Ltd.	7,048	205
Avago Technologies Ltd.	7,000	201
* Avnet Inc.	5,319	189
* Advanced Micro Devices Inc.	23,248	182
* Arrow Electronics Inc.	4,195	159
Jabil Circuit Inc.	7,542	152
* LSI Corp.	22,852	141
* Synopsys Inc.	5,132	139
* Alliance Data Systems Corp.	1,871	132
* Novellus Systems Inc.	3,445	124
National Semiconductor Corp.	8,106	123
Total System Services Inc.	6,751	118
Broadridge Financial Solutions Inc.	4,824	110
Lender Processing Services Inc.	3,294	105
* AOL Inc.	4,198	99
* NCR Corp.	5,678	93
* WebMD Health Corp.	1,755	92
* Compuware Corp.	7,975	85
* IAC/InterActiveCorp	3,000	85
* MEMC Electronic Materials Inc.	7,584	84
DST Systems Inc.	1,655	79
Diebold Inc.	2,371	73
* CoreLogic Inc.	3,445	69
Molex Inc.	2,513	66
Molex Inc. Class A	2,658	58
		97,687
Materials (1.5%)
Freeport-McMoRan Copper & Gold Inc.	19,185	2,086
EI du Pont de Nemours & Co.	36,447	1,847
Dow Chemical Co.	47,618	1,690
Monsanto Co.	21,831	1,602
Praxair Inc.	12,782	1,189
Newmont Mining Corp.	19,529	1,075
Air Products & Chemicals Inc.	9,200	803
Alcoa Inc.	41,378	686
Mosaic Co.	8,048	652
Nucor Corp.	12,786	587
PPG Industries Inc.	6,585	555
International Paper Co.	17,636	509
CF Industries Holdings Inc.	3,701	500
Ecolab Inc.	9,078	451
Cliffs Natural Resources Inc.	5,179	443
Sherwin-Williams Co.	4,426	375
Allegheny Technologies Inc.	4,932	322

Sigma-Aldrich Corp.	4,735	301
United States Steel Corp.	5,132	296
Eastman Chemical Co.	2,930	272
Lubrizol Corp.	2,513	270
Celanese Corp. Class A	6,000	249
Ball Corp.	3,297	235
Vulcan Materials Co.	4,285	182
MeadWestvaco Corp.	6,014	172
* Owens-Illinois Inc.	5,677	167
Bemis Co. Inc.	5,022	164
International Flavors & Fragrances Inc.	2,789	159
Ashland Inc.	2,649	154
Airgas Inc.	2,398	150
Sealed Air Corp.	5,416	145
		18,288
Telecommunication Services (1.2%)
AT&T Inc.	239,986	6,605
Verizon Communications Inc.	114,232	4,069
* American Tower Corp. Class A	17,168	873
* Sprint Nextel Corp.	121,496	549
CenturyLink Inc.	11,686	505
* Crown Castle International Corp.	11,832	499
Qwest Communications International Inc.	67,057	478
Frontier Communications Corp.	38,387	352
* NII Holdings Inc.	7,800	328
Windstream Corp.	19,314	247
* MetroPCS Communications Inc.	11,005	142
Telephone & Data Systems Inc.	1,719	62
		14,709
Utilities (1.3%)
Southern Co.	33,556	1,262
Exelon Corp.	27,693	1,177
Dominion Resources Inc.	23,450	1,021
Duke Energy Corp.	54,379	972
NextEra Energy Inc.	16,131	862
PG&E Corp.	15,201	704
American Electric Power Co. Inc.	18,546	662
Public Service Enterprise Group Inc.	19,784	642
Consolidated Edison Inc.	11,736	586
Xcel Energy Inc.	23,501	554
Progress Energy Inc.	11,382	511
Sempra Energy	9,587	499
* AES Corp.	39,942	495
Entergy Corp.	6,854	495
PPL Corp.	18,778	484
FirstEnergy Corp.	11,857	464
Edison International	12,674	460
CenterPoint Energy Inc.	21,752	351
NiSource Inc.	15,852	295
DTE Energy Co.	6,193	287
Wisconsin Energy Corp.	4,725	285
NSTAR	6,348	275
Ameren Corp.	9,278	263
* NRG Energy Inc.	11,321	235
Constellation Energy Group Inc.	6,933	224
Pinnacle West Capital Corp.	5,287	215
SCANA Corp.	4,911	208

Northeast Utilities		6,139	202
TECO Energy Inc.		10,228	188
* Calpine Corp.		12,700	181
Allegheny Energy Inc.		5,857	151
Alliant Energy Corp.		3,867	144
Pepco Holdings Inc.		7,712	143
MDU Resources Group Inc.		6,544	139
Questar Corp.		5,999	105
			15,741
Total United States			511,533
Total Common Stocks (Cost $1,024,327)			1,226,540
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
[2,3] Vanguard Market Liquidity Fund (Cost $15,440)
	0.207%	15,439,830	15,440

Total Investments (100.8%) (Cost $1,039,767)			1,241,980
Other Assets and Liabilities-Net (-0.8%)[3]			(9,534)
Net Assets (100%)			1,232,446

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,717,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate value of these securities was $6,740,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $10,211,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in

Total World Stock Index Fund

the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	511,533	—	—
Common Stocks—International	106,124	608,879	4
Temporary Cash Investments	15,440	—	—
Total	633,162	608,879	4

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2011:

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2010	4
Change in Unrealized Appreciation (Depreciation)	—
Balance as of January 31, 2011	4

D. At January 31, 2011, the cost of investment securities for tax purposes was $1,040,881,000. Net unrealized appreciation of investment securities for tax purposes was $201,099,000, consisting of unrealized gains of $220,152,000 on securities that had risen in value since their purchase and $19,053,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments
As of January 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)
Australia (5.0%)
	UGL Ltd.	101,455	1,532
	Ramsay Health Care Ltd.	89,028	1,515
*	Lynas Corp. Ltd.	809,249	1,485
	David Jones Ltd.	307,693	1,452
*	Riversdale Mining Ltd.	90,451	1,443
	APA Group	347,643	1,377
	MacArthur Coal Ltd.	105,468	1,322
	Campbell Brothers Ltd.	30,913	1,211
*	PanAust Ltd.	1,372,204	1,134
*	Mount Gibson Iron Ltd.	526,869	1,119
	Seek Ltd.	153,237	1,022
	Boart Longyear Group	217,433	948
	Whitehaven Coal Ltd.	131,205	925
^	JB Hi-Fi Ltd.	50,032	922
	Monadelphous Group Ltd.	46,422	899
	Primary Health Care Ltd.	233,138	860
	Transfield Services Ltd.	273,378	852
*,^ Atlas Iron Ltd.		250,683	802
	ING Office Fund	1,286,238	770
	Mineral Resources Ltd.	63,520	755
	GrainCorp Ltd.	93,559	703
	Iress Market Technology Ltd.	74,303	663
*	Sundance Resources Ltd.	1,303,178	648
	ConnectEast Group	1,470,215	637
	ING Industrial Fund	1,202,381	634
	Bradken Ltd.	63,017	583
*	Karoon Gas Australia Ltd.	77,694	582
*	Perseus Mining Ltd.	191,425	547
	Invocare Ltd.	75,564	541
^	Platinum Asset Management Ltd.	112,972	536
*,^ Mirabela Nickel Ltd.		221,254	500
	FKP Property Group	620,109	491
	Abacus Property Group	219,062	489
	Crane Group Ltd.	48,884	488
	Kingsgate Consolidated Ltd.	51,408	483
*	CGA Mining Ltd.	166,659	483
	Medusa Mining Ltd.	69,444	472
*	Silex Systems Ltd.	84,576	467
	Independence Group NL	64,823	466
	Western Areas NL	71,309	461
*	Pacific Brands Ltd.	442,576	459
*	Virgin Blue Holdings Ltd.	1,156,951	455
	Seven Group Holdings Ltd.	49,513	443
	Linc Energy Ltd.	177,612	441
*	AWE Ltd.	245,113	437
	Beach Energy Ltd.	548,049	431
*	Coal of Africa Ltd.	249,162	416
	SAI Global Ltd.	88,523	413
	Charter Hall Retail REIT	133,601	408

*	Gindalbie Metals Ltd.	300,440	403
	Cromwell Property Group	524,323	386
	Minara Resources Ltd.	419,906	383
	Emeco Holdings Ltd.	332,971	365
*	Extract Resources Ltd.	40,536	362
	Bunnings Warehouse Property Trust	200,511	356
	Cabcharge Australia Ltd.	62,421	352
*	Mantra Resources Ltd.	41,446	325
	OM Holdings Ltd.	209,431	309
	GUD Holdings Ltd.	29,985	307
	Fleetwood Corp. Ltd.	21,744	302
*	Pharmaxis Ltd.	114,282	299
*	Carnarvon Petroleum Ltd.	720,147	296
	Premier Investments Ltd.	47,479	293
	Charter Hall Group	128,482	291
*	Avoca Resources Ltd.	93,987	277
	Dominion Mining Ltd.	92,121	268
*,^ Murchison Metals Ltd.		208,851	267
	Wotif.com Holdings Ltd.	62,572	265
*	St. Barbara Ltd.	136,406	260
*	Cudeco Ltd.	73,935	258
	Cardno Ltd.	43,053	257
	Australian Pharmaceutical Industries Ltd.	605,498	256
*	Austar United Communications Ltd.	265,464	255
	NRW Holdings Ltd.	105,058	254
	Oakton Ltd.	108,693	254
	Macmahon Holdings Ltd.	466,374	251
*	Eastern Star Gas Ltd.	301,181	241
*	Centro Retail Group	964,890	236
	Straits Resources Ltd.	103,702	234
	Ausdrill Ltd.	80,142	233
*	Kagara Ltd.	296,246	228
	Panoramic Resources Ltd.	91,685	215
	Infigen Energy	437,099	215
	Mermaid Marine Australia Ltd.	63,896	200
*	Nexus Energy Ltd.	432,962	199
	Industrea Ltd.	148,981	196
*	Dart Energy Ltd.	173,661	191
	Austal Ltd.	60,348	186
	SMS Management & Technology Ltd.	25,876	184
*	PaperlinX Ltd.	409,184	184
	Hills Holdings Ltd.	96,865	180
	STW Communications Group Ltd.	155,041	175
	Automotive Holdings Group	69,277	173
	Reject Shop Ltd.	12,663	171
*	International Ferro Metals Ltd.	500,408	169
	Super Retail Group Ltd.	25,186	165
*	Energy Developments Ltd.	57,860	161
*	Horizon Oil Ltd.	479,101	151
	TPG Telecom Ltd.	97,895	142
	Ardent Leisure Group	131,512	142
	Mincor Resources NL	79,370	140
	Alesco Corp. Ltd.	40,389	132
	Challenger Diversified Property Group	275,533	129
*	Mineral Deposits Ltd.	26,592	127
	Ausenco Ltd.	38,665	126
*	Indophil Resources NL	149,535	124
	PMP Ltd.	136,138	123

*	Energy World Corp. Ltd.	250,959	120
*	Platinum Australia Ltd.	160,890	119
*	Skilled Group Ltd.	59,084	117
*	Australian Agricultural Co. Ltd.	76,591	116
*	Roc Oil Co. Ltd.	290,223	112
	Clough Ltd.	147,189	110
	carsales.com.au Ltd.	21,244	102
	WHK Group Ltd.	97,897	102
*	Biota Holdings Ltd.	78,962	100
	Hastie Group Ltd.	98,147	100
	Aspen Group	212,116	100
	Customers Ltd.	50,751	91
	Programmed Maintenance Services Ltd.	49,299	82
*	Tap Oil Ltd.	100,081	78
	Astro Japan Property Group	21,370	72
*	Sunland Group Ltd.	85,980	67
*	iiNET Ltd.	22,818	60
	Coffey International Ltd.	59,251	60
*	Carbon Energy Ltd.	176,031	59
*	AJ Lucas Group Ltd.	19,282	48
*	Alliance Resources Ltd.	99,517	42
*	Equinox Minerals Ltd.	4,632	27
			52,629
Austria (0.9%)
	Andritz AG	19,851	1,695
*	Wienerberger AG	55,721	1,152
	Atrium European Real Estate Ltd.	145,478	883
*,^ CA Immobilien Anlagen AG		47,346	784
	Conwert Immobilien Invest SE	46,928	727
	Schoeller-Bleckmann Oilfield Equipment AG	8,014	658
	bwin Interactive Entertainment AG	16,789	624
*	RHI AG	15,193	575
	Semperit AG Holding	10,050	485
	Oesterreichische Post AG	14,427	453
	Mayr Melnhof Karton AG	3,776	448
	Flughafen Wien AG	6,391	420
*	Intercell AG	16,382	227
*	Sparkassen Immobilien AG	28,130	196
	Kapsch TrafficCom AG	2,070	195
*	Palfinger AG	4,088	153
	BWT AG	3,018	87
*	Zumtobel AG	2,475	73
			9,835
Belgium (1.3%)
	Bekaert SA	21,718	2,180
*	Telenet Group Holding NV	40,912	1,610
	Ackermans & van Haaren NV	12,038	1,032
	D'ieteren SA	14,165	850
	Cofinimmo	5,578	758
	Sofina SA	7,989	758
^	Nyrstar	45,423	727
	Befimmo SCA Sicafi	7,634	632
	Sipef SA	5,093	480
	Omega Pharma	8,679	447
	Warehouses De Pauw SCA	8,197	435
	Banque Nationale de Belgique	90	415
*	AGFA-Gevaert NV	92,058	411

Tessenderlo Chemie NV	9,712	347
* RHJ International	39,345	341
Cie Maritime Belge SA	10,735	335
Cie d'Entreprises CFE	4,270	316
EVS Broadcast Equipment SA	4,601	282
* Barco NV	3,807	266
Euronav NV	15,310	260
* ThromboGenics NV	7,937	239
Melexis NV	13,061	212
Van de Velde NV	3,206	167
Gimv NV	2,975	158
* KBC Ancora	6,324	117
* Ion Beam Applications	8,202	102
Intervest Offices	2,702	86
* Wereldhave Belgium NV	673	65
* AGFA-Gevaert NV	15,368	—
		14,028
Brazil (1.7%)
Anhanguera Educacional Participacoes SA	73,304	1,555
CETIP SA - Balcao Organizado de Ativos e Derivativos	111,139	1,472
BR Malls Participacoes SA	148,070	1,350
Gafisa SA	212,763	1,303
Cia Hering	79,527	1,221
Totvs SA	11,135	1,082
Rossi Residencial SA	97,062	763
Sul America SA	68,183	753
Localiza Rent a Car SA	48,855	734
Gol Linhas Aereas Inteligentes SA Prior Pfd.	49,382	705
* Magnesita Refratarios SA	100,140	575
Odontoprev SA	41,950	566
Randon Participacoes SA Prior Pfd.	81,276	563
Diagnosticos da America SA	44,389	539
Brookfield Incorporacoes SA	112,620	519
Marcopolo SA Prior Pfd.	139,760	504
Cia de Saneamento de Minas Gerais-COPASA	27,998	460
LPS Brasil Consultoria de Imoveis SA	19,603	425
Confab Industrial SA Prior Pfd.	119,161	413
Santos Brasil Participacoes SA	25,560	380
Contax Participacoes SA Prior Pfd.	21,153	369
* MPX Energia SA	20,200	335
Guararapes Confeccoes SA	5,248	253
Grendene SA	42,300	233
* Lupatech SA	15,500	163
* Cia Energetica do Ceara Prior Pfd.	5,200	91
* Unipar Participacoes SA Prior Pfd.	243,400	83
Cia de Tecidos do Norte de Minas - Coteminas Prior Pfd.	23,200	72
		17,481
Canada (13.9%)
* Athabasca Oil Sands Corp.	190,259	3,213
* Sino-Forest Corp.	122,686	2,669
* Equinox Minerals Ltd.	419,306	2,504
Metro Inc. Class A	51,894	2,241
* Western Coal Corp.	169,239	2,113
Inmet Mining Corp.	28,208	2,103
Vermilion Energy Inc.	42,019	1,987
Onex Corp.	60,423	1,943
* Consolidated Thompson Iron Mines Ltd.	112,919	1,942

	Uranium One Inc.	289,232	1,892
	Petrominerales Ltd.	48,500	1,891
	Viterra Inc.	160,982	1,881
*	Gildan Activewear Inc.	61,925	1,820
	Emera Inc.	56,079	1,803
	Pan American Silver Corp.	54,776	1,794
	Pembina Pipeline Corp.	78,743	1,744
	Alimentation Couche Tard Inc. Class B	64,793	1,730
	CAE Inc.	131,971	1,678
	Industrial Alliance Insurance & Financial Services Inc.	43,463	1,595
	Franco-Nevada Corp.	57,271	1,592
	Trican Well Service Ltd.	70,470	1,544
*	New Gold Inc.	192,590	1,542
*	Lundin Mining Corp.	213,662	1,530
	Atco Ltd.	26,025	1,523
^	H&R Real Estate Investment Trust	73,845	1,521
	TMX Group Inc.	39,193	1,492
*	Precision Drilling Corp.	139,937	1,470
*	SXC Health Solutions Corp.	30,380	1,462
	Centerra Gold Inc.	87,404	1,403
*	SEMAFO Inc.	135,677	1,382
	Progress Energy Resources Corp.	101,201	1,377
^	Ritchie Bros Auctioneers Inc.	55,052	1,374
*	Open Text Corp.	26,902	1,328
*	European Goldfields Ltd.	87,862	1,316
	IESI-BFC Ltd.	53,948	1,282
	Groupe Aeroplan Inc.	93,386	1,278
*	Quadra FNX Mining Ltd.	94,413	1,273
	HudBay Minerals Inc.	76,683	1,270
	Methanex Corp.	46,677	1,269
	Petrobank Energy & Resources Ltd.	53,298	1,251
	Sherritt International Corp.	137,850	1,203
	Ensign Energy Services Inc.	73,772	1,194
^	Calloway Real Estate Investment Trust	48,908	1,160
	Toromont Industries Ltd.	36,654	1,150
	Astral Media Inc. Class A	28,115	1,124
*	Thompson Creek Metals Co. Inc.	82,689	1,122
*	BlackPearl Resources Inc.	145,248	1,092
*,^ Novagold Resources Inc.		79,937	1,065
^	Canadian Real Estate Investment Trust	32,103	1,026
*	Detour Gold Corp.	39,106	1,020
*	Bankers Petroleum Ltd.	121,896	1,015
	Boardwalk Real Estate Investment Trust	22,908	1,006
	ShawCor Ltd. Class A	27,697	1,003
*	Celestica Inc.	99,431	980
	Daylight Energy Ltd.	97,219	980
	Canadian Western Bank	32,895	974
*	Dundee Corp. Class A	43,375	960
*	Dollarama Inc.	33,131	945
*	Legacy Oil & Gas Inc.	60,565	934
*	MacDonald Dettwiler & Associates Ltd.	19,300	934
	Home Capital Group Inc. Class B	16,479	901
*	RONA Inc.	61,564	863
*	Silver Standard Resources Inc.	37,128	858
*	Celtic Exploration Ltd.	42,035	835
	Alamos Gold Inc.	55,087	833
	Empire Co. Ltd. Class A	15,984	832
	AltaGas Ltd.	36,902	829

	Silvercorp Metals Inc.	76,893	813
^	PetroBakken Energy Ltd. Class A	37,887	811
*	Imax Corp.	31,524	806
	Mullen Group Ltd.	40,639	800
	Canadian Apartment Properties REIT	44,474	775
	Russel Metals Inc.	32,671	763
*	Advantage Oil & Gas Ltd.	102,463	760
	AGF Management Ltd. Class B	40,710	758
*	China Gold International Resources Corp. Ltd.	145,579	749
	West Fraser Timber Co. Ltd.	14,635	737
	Quebecor Inc. Class B	20,622	731
*	Crew Energy Inc.	36,210	727
*	Lake Shore Gold Corp.	194,201	718
	Maple Leaf Foods Inc.	62,545	715
	Genworth MI Canada Inc.	27,089	713
	Linamar Corp.	33,385	704
*	Eastern Platinum Ltd.	430,902	689
*	Northern Dynasty Minerals Ltd.	37,342	685
*	Fronteer Gold Inc.	69,224	684
*	Birchcliff Energy Ltd.	57,984	657
	Cogeco Cable Inc.	15,267	651
^	Primaris Retail Real Estate Investment Trust	32,036	646
	TransForce Inc.	47,062	633
	Cominar Real Estate Investment Trust	28,927	621
*	Canfor Corp.	50,888	619
*	Stantec Inc.	21,502	613
*	Denison Mines Corp.	162,567	609
	Superior Plus Corp.	51,424	607
^	Dundee Real Estate Investment Trust	19,898	602
	CML HealthCare Inc.	50,005	594
*	Gabriel Resources Ltd.	79,510	582
	Canaccord Financial Inc.	38,058	580
*	Seabridge Gold Inc.	20,605	578
^	Chartwell Seniors Housing Real Estate Investment Trust	69,379	571
	Jean Coutu Group PJC Inc. Class A	60,233	564
	Calfrac Well Services Ltd.	16,558	562
*	Nevsun Resources Ltd.	94,131	562
*,^ Great Basin Gold Ltd.		211,859	559
*	Kirkland Lake Gold Inc.	40,972	558
	Laurentian Bank of Canada	10,480	556
*	Paramount Resources Ltd. Class A	17,793	549
*	Rubicon Minerals Corp.	113,512	545
	CCL Industries Inc. Class B	16,226	535
^	DundeeWealth Inc.	27,542	529
	Transcontinental Inc. Class A	30,820	524
	GMP Capital Inc.	36,109	523
	Manitoba Telecom Services Inc.	16,916	522
*	Taseko Mines Ltd.	91,470	518
*	Gammon Gold Inc.	64,655	487
*	Nordion Inc.	42,180	482
	First Capital Realty Inc.	31,283	480
*	Capstone Mining Corp.	103,277	479
	Trinidad Drilling Ltd.	65,726	474
	Dorel Industries Inc. Class B	14,397	471
*	Dundee Precious Metals Inc.	60,176	469
*	Aurizon Mines Ltd.	73,669	469
	Major Drilling Group International	11,072	467
*	Ventana Gold Corp.	37,178	466

	Allied Properties Real Estate Investment Trust	21,588	465
*	Anatolia Minerals Development Ltd.	69,607	459
	Reitmans Canada Ltd. Class A	25,402	459
	Torstar Corp. Class B	32,497	457
	Pason Systems Inc.	31,789	454
*	Martinrea International Inc.	43,176	443
	Bonterra Energy Corp.	8,070	432
	Artis Real Estate Investment Trust	32,386	432
	NuVista Energy Ltd.	45,577	431
*	Golden Star Resources Ltd.	116,058	429
*	Transat AT Inc. Class A	25,349	428
*,^ Mercator Minerals Ltd.		99,021	425
	Atlantic Power Corp.	27,389	419
*	Imperial Metals Corp.	17,751	399
	Trilogy Energy Corp.	26,629	377
*,^ Jaguar Mining Inc.		62,376	371
*	Cott Corp.	46,344	371
	Corus Entertainment Inc. Class B	16,414	368
^	Extendicare Real Estate Investment Trust	36,753	365
*	Westport Innovations Inc.	23,028	361
*	QLT Inc.	50,070	351
*	Minefinders Corp.	35,898	347
	Forzani Group Ltd. Class A	17,969	346
*	FirstService Corp.	12,147	346
	Morguard Real Estate Investment Trust	23,320	341
*	Northgate Minerals Corp.	122,558	313
*	ATS Automation Tooling Systems Inc.	40,986	302
*	Harry Winston Diamond Corp.	26,833	290
*	OceanaGold Corp.	110,909	286
*	Guyana Goldfields Inc.	32,851	283
*	Connacher Oil and Gas Ltd.	188,042	270
*	Flint Energy Services Ltd.	14,384	264
	Aecon Group Inc.	26,722	263
*	Fairborne Energy Ltd.	56,100	261
*	Great Canadian Gaming Corp.	35,330	258
*	Sierra Wireless Inc.	18,250	258
	InnVest Real Estate Investment Trust	37,343	255
^	Viterra Inc.	22,132	253
*	Aura Minerals Inc.	65,405	248
*	Hanfeng Evergreen Inc.	42,449	242
	Savanna Energy Services Corp.	33,936	240
	Cascades Inc.	30,100	218
*	Atrium Innovations Inc.	12,700	209
*	Cardiome Pharma Corp.	31,760	200
*,^ Corridor Resources Inc.		36,333	194
*	OPTI Canada Inc.	236,900	163
	Sprott Inc.	19,100	163
*	Chinook Energy Inc.	77,794	156
*	Galleon Energy Inc. Class A	36,800	154
*	Norbord Inc.	10,260	153
	Melcor Developments Ltd.	6,600	99
*	Kinross Gold Corp. Warrants Exp. 09/18/2014	9,734	36
	Dundee Capital Markets Inc.	27,542	30
			146,648
Chile (0.2%)
	Empresas La Polar SA	129,016	791
*	Cia Sud Americana de Vapores SA	726,746	782

	Inversiones Aguas Metropolitanas SA	280,630	433
	Madeco SA	3,438,455	206
*	Masisa SA	1,135,187	174
			2,386
China (3.3%)
^	Zhuzhou CSR Times Electric Co. Ltd.	288,385	1,112
	ENN Energy Holdings Ltd.	370,394	1,108
*	Brilliance China Automotive Holdings Ltd.	1,311,607	985
*	Hunan Non-Ferrous Metal Corp. Ltd.	2,035,223	795
	Digital China Holdings Ltd.	411,671	793
	China Shanshui Cement Group Ltd.	966,363	758
	China State Construction International Holdings Ltd.	720,800	714
	Minth Group Ltd.	460,219	695
	Intime Department Store Group Co. Ltd.	423,467	622
	China Gas Holdings Ltd.	1,402,600	610
	Tian An China Investment	869,183	602
	Dalian Port PDA Co. Ltd.	1,472,278	601
	Ports Design Ltd.	202,855	558
	Skyworth Digital Holdings Ltd.	886,497	557
*,^ AviChina Industry & Technology Co. Ltd.		1,155,841	553
	China Wireless Technologies Ltd.	985,578	547
^	Tianjin Port Development Holdings Ltd.	1,803,976	467
	Kingboard Laminates Holdings Ltd.	447,021	444
*	Beijing Enterprises Water Group Ltd.	1,110,299	438
	Ajisen China Holdings Ltd.	287,408	438
	Fufeng Group Ltd.	530,505	428
^	VODone Ltd.	1,299,060	427
	BYD Electronic International Co. Ltd.	623,500	418
	Daphne International Holdings Ltd.	419,996	404
^	Lingbao Gold Co. Ltd.	522,558	401
	China Everbright International Ltd.	760,810	385
^	China Green Holdings Ltd.	390,928	385
	Sinotruk Hong Kong Ltd.	405,391	376
^	Hengdeli Holdings Ltd.	641,969	364
*	Shougang Concord International Enterprises Co. Ltd.	2,433,116	361
^	New World Department Store China Ltd.	468,000	360
	REXLot Holdings Ltd.	3,279,448	355
*	United Energy Group Ltd.	1,895,259	350
^	Uni-President China Holdings Ltd.	601,836	339
	Bosideng International Holdings Ltd.	1,093,536	339
	Sinolink Worldwide Holdings Ltd.	2,296,000	335
*,^ Hi Sun Technology China Ltd.		916,724	334
^	Sino Biopharmaceutical	1,005,796	324
	AMVIG Holdings Ltd.	434,000	323
^	SRE Group Ltd.	3,186,000	320
*	Haier Electronics Group Co. Ltd.	303,221	317
	Sinotrans Shipping Ltd.	850,986	313
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	1,260,000	298
	Lonking Holdings Ltd.	503,313	296
	Haitian International Holdings Ltd.	260,221	291
*	China Grand Forestry Green Resources Group Ltd.	9,076,000	289
	China Power International Development Ltd.	1,384,100	282
	China Pharmaceutical Group Ltd.	508,000	280
	China Resources Gas Group Ltd.	199,306	270
*,^ Real Gold Mining Ltd.		174,976	265
*	Wuxi Little Swan Co. Ltd. Class B	123,700	243
	Huaxin Cement Co. Ltd. Class B	74,500	236

	China Automation Group Ltd.	305,670	235
^	Comba Telecom Systems Holdings Ltd.	216,978	232
*,^ Minmetals Resources Ltd.		334,127	227
*	Phoenix Satellite Television Holdings Ltd.	607,783	221
^	XTEP International Holdings	335,879	219
^	Peak Sport Products Co. Ltd.	326,756	217
*	Sino Union Energy Investment Group Ltd.	2,600,000	214
^	Silver Grant International	607,998	205
	Jiangsu Future Land Co. Ltd. Class B	256,400	199
	Shanghai Prime Machinery Co. Ltd.	694,000	183
	Hangzhou Steam Turbine Co. Class B	87,490	182
	Anhui Gujing Distillery Co. Ltd. Class B	27,700	182
	China Oriental Group Co. Ltd.	350,000	179
*	China Fangda Group Co. Ltd. Class B	291,200	179
^	China Metal Recycling Holdings Ltd.	154,200	178
	GZI Real Estate Investment Trust	312,000	174
	Livzon Pharmaceutical Inc. Class B	51,500	174
	Shanghai Forte Land Co.	396,000	172
^	361 Degrees International Ltd.	241,000	169
	Shenzhou International Group Holdings Ltd.	142,000	165
^	Maoye International Holdings Ltd.	367,459	164
	First Tractor Co. Ltd.	168,832	161
	Ju Teng International Holdings Ltd.	344,000	161
	Cosco International Holdings Ltd.	266,000	158
*	Shanghai Dajiang Group Class B	396,800	158
*	China Oil and Gas Group Ltd.	1,440,000	157
^	Great Wall Technology Co. Ltd.	312,000	156
^	China Water Affairs Group Ltd.	408,000	155
	Lao Feng Xiang Co. Ltd. Class B	62,000	155
*	Shenzhen SEG Co. Ltd. Class B	407,600	154
*	Kama Co. Ltd. Class B	219,400	153
	Road King Infrastructure Ltd.	167,000	153
	Shanghai Baosight Software Co. Ltd. Class B	69,900	150
^	Xinjiang Xinxin Mining Industry Co. Ltd.	237,000	149
	Shenzhen Accord Pharmaceutical Co. Ltd. Class B	52,900	148
	TCC International Holdings Ltd.	375,000	144
	Luthai Textile Co. Ltd. Class B	142,600	141
	China Aerospace International Holdings Ltd.	1,006,000	136
^	Tianneng Power International Ltd.	314,000	135
*	China Power New Energy Development Co. Ltd.	1,380,000	128
*	Golden Meditech Holdings Ltd.	676,000	128
	China South City Holdings Ltd.	670,000	127
*	Truly International Holdings	473,000	126
^	HKC Holdings Ltd.	2,208,360	123
	Tomson Group Ltd.	292,000	123
*,^ Tianjin Development Hldgs		136,000	115
*	Kingway Brewery Holdings Ltd.	470,000	114
	Shanghai Diesel Engine Co. Ltd. Class B	127,500	113
*	Huangshan Tourism Development Co. Ltd. Class B	77,300	110
*	SGSB Group Co. Ltd. Class B	153,400	110
^	Kingsoft Corp. Ltd.	197,000	108
	Baoye Group Co. Ltd.	154,000	103
^	BaWang International Group Holding Ltd.	360,000	102
	China Hongxing Sports Ltd.	831,000	101
*	CIMC Enric Holdings Ltd.	232,000	98
^	Wasion Group Holdings Ltd.	184,000	97
*	SVA Electron Co. Ltd. Class B	159,733	93
*	Shanghai Highly Group Co. Ltd. Class B	147,000	93

^	Mingyuan Medicare Development Co. Ltd.	720,000	92
*	Tsann Kuen China Enterprise Co. Ltd. Class B	334,700	91
*	Kai Yuan Holdings Ltd.	2,680,000	89
	Qingling Motors Co. Ltd.	308,000	89
	Inspur International Ltd.	1,025,000	88
*	Hubei Sanonda Co. Ltd. Class B	178,600	88
*	Synear Food Holdings Ltd.	490,000	86
	Sinopec Kantons Holdings Ltd.	134,000	84
*	Konka Group Co. Ltd. Class B	206,600	81
	Beijing Capital Land Ltd.	244,000	81
	Xiamen International Port Co. Ltd.	380,000	80
*	Nan Hai Corp. Ltd.	9,800,000	73
*	Chengde Dalu Co. Ltd. Class B	271,700	73
	China Nickel Resources Holding Co. Ltd.	400,000	71
*	Shanghai Yaohua Pilkington Glass Co. Ltd. Class B	80,500	71
*	Hefei Meiling Co. Ltd. Class B	61,500	68
	TCL Multimedia Technology Holdings Ltd.	170,000	67
*	Changchai Co. Ltd. Class B	85,500	61
*	Shanghai Material Trading Co. Ltd. Class B	66,200	57
	Hainan Meilan International Airport Co. Ltd.	47,000	56
*,^ Chongqing Iron & Steel Co. Ltd.		190,000	51
*	China Mining Resources Group Ltd.	2,288,000	51
*	Chongqing Jianshe Motorcycle Co. Ltd. Class B	91,500	47
*	China Milk Products Group Ltd.	140,000	26
			34,732
Czech Republic (0.0%)
*	Philip Morris CR AS	500	290

Denmark (1.0%)
	DSV A/S	103,463	2,162
*	Jyske Bank A/S	33,060	1,484
*	Topdanmark A/S	7,799	1,125
*	Sydbank A/S	37,473	1,082
*	GN Store Nord A/S	107,692	1,031
^	NKT Holding A/S	10,567	615
	SimCorp A/S	2,837	433
	ALK-Abello A/S	5,113	337
	IC Companys A/S	6,408	293
	East Asiatic Co. Ltd. A/S	8,847	271
*	Genmab A/S	21,130	245
	Solar A/S Class B	2,893	232
*	Alm Brand A/S	94,343	215
*	Torm A/S	27,897	200
*	Bavarian Nordic A/S	4,086	197
*	Bang & Olufsen A/S	11,572	146
	D/S Norden	3,979	135
	Schouw & Co.	5,110	117
	Auriga Industries Class B	2,925	48
			10,368
Egypt (0.1%)
*	Palm Hills Developments SAE	381,740	317
*	Six of October Development & Investment	17,776	245
	Ghabbour Auto	23,974	160
*	Olympic Group Financial Investments	23,564	148
*	Egyptian Resorts Co.	516,732	134
*	Egyptian Financial & Industrial Co.	45,940	123
*	Housing & Development Bank	29,623	116

* Egyptian Media Production City	148,362	105
Arab Cotton Ginning	184,483	97
* Nile Cotton Ginning	48,692	94
Canal Shipping Agencies Co.	91,337	79
		1,618
Finland (1.7%)
Elisa Oyj	84,641	1,864
YIT Oyj	64,959	1,637
Outotec Oyj	23,307	1,309
Konecranes Oyj	30,796	1,294
Pohjola Bank plc	92,937	1,239
Cargotec Oyj Class B	21,732	1,015
Orion Oyj Class B	43,077	974
Amer Sports Oyj Class A	59,643	836
Huhtamaki Oyj	49,892	722
Tieto Oyj	32,590	686
Sponda Oyj	123,956	633
Uponor Oyj	35,715	621
Kemira Oyj	37,340	582
Ramirent Oyj	37,595	519
Stockmann OYJ Abp Class B	14,478	466
Alma Media Oyj	35,910	422
* M-real Oyj Class B	90,499	402
Vacon plc	7,158	382
Citycon Oyj	84,856	368
Ruukki Group Oyj	121,122	325
^ Poyry Oyj	21,476	263
Lassila & Tikanoja Oyj	13,213	252
* Cramo Oyj	9,483	250
Oriola-KD Oyj	54,219	240
* Finnair Oyj	32,760	224
* Tikkurila Oyj	9,449	205
* Raisio plc	55,409	196
HKScan Oyj	13,418	144
* Lemminkainen Oyj	3,014	106
F-Secure Oyj	22,782	69
		18,245
France (4.1%)
Groupe Eurotunnel SA	232,584	2,257
* Valeo SA	37,772	2,209
Gemalto NV	43,274	2,188
Arkema SA	30,099	2,095
Zodiac Aerospace	20,214	1,500
Rhodia SA	49,804	1,487
Neopost SA	15,102	1,367
^ Bourbon SA	29,572	1,319
SEB SA	12,817	1,273
Nexans SA	14,622	1,174
Metropole Television SA	45,832	1,122
Havas SA	201,364	1,057
Etablissements Maurel et Prom	56,232	1,054
* Faurecia	28,518	992
Teleperformance	25,748	928
CFAO SA	23,086	926
Mercialys SA	22,820	873
Societe Immobiliere de Location pour l'Industrie et le Commerce	5,930	801
* Derichebourg SA	85,328	722

	Remy Cointreau SA	9,930	704
	Rubis	5,962	692
	IPSOS	12,774	620
	Nexity SA	12,093	558
	Alten Ltd.	15,349	534
*	UBISOFT Entertainment	43,743	513
*	SOITEC	41,245	509
	Ingenico	13,224	491
	Mersen	9,144	482
	Virbac SA	2,952	458
	Saft Groupe SA	11,989	455
	SA des Ciments Vicat	5,940	452
*	Beneteau SA	20,036	434
	Sechilienne-Sidec	14,228	402
*	Medica SA	20,499	396
	Rallye SA	8,447	382
	Canal &	49,279	375
	SeLoger.com	7,204	373
	Sopra Group SA	3,992	373
	Societe Fonciere Financiere et de Participations FFP	5,083	366
^	Stallergenes SA	4,508	364
	Plastic Omnium SA	4,624	362
	Delachaux SA	4,190	362
	Boiron SA	9,096	354
*	IMS-Intl Metal Service	18,898	345
	Esso SA Francaise	2,365	338
	April Group	9,673	308
	Pierre & Vacances	3,504	307
	Orpea	6,239	293
	Groupe Steria SCA	9,909	285
*	GameLoft SA	40,530	276
	Fimalac	6,314	274
	Seche Environnement SA	3,092	265
	Vilmorin & Cie	2,171	263
*,^ Altran Technologies SA		52,341	258
	Eurofins Scientific	3,368	226
*	Technicolor	36,270	211
	Faiveley Transport	2,359	210
*	Club Mediterranee	8,976	206
	Societe de la Tour Eiffel	2,295	189
*	Euro Disney SCA	31,685	189
*	Parrot SA	5,384	179
*	Manitou BF SA	6,004	173
	Bonduelle S.C.A.	1,797	170
*	Bull	37,585	166
	Meetic	7,089	163
*	NicOx SA	52,501	160
	LISI	2,036	153
*	Etam Developpement SA	2,835	138
	Trigano SA	4,091	137
	Sequana	7,071	134
	Union Financiere de France BQE SA	3,200	127
	Laurent-Perrier	1,215	126
	Assystem	5,746	117
	GL Events	3,251	110
	NRJ Group	8,245	94
*	Boursorama	8,356	93
*	GFI Informatique	20,155	89

*	Haulotte Group SA	4,806	75
*	Maisons France Confort	1,475	74
*	Recylex SA	7,038	67
*,^ Theolia SA		36,283	60
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	12
			43,415
Germany (4.4%)
^	Aixtron SE	50,036	2,061
	Symrise AG	58,632	1,660
	Software AG	10,429	1,646
	Bilfinger Berger SE	18,270	1,618
*	Kabel Deutschland Holding AG	31,873	1,606
	MTU Aero Engines Holding AG	19,606	1,381
	Wincor Nixdorf AG	17,296	1,322
	Axel Springer AG	7,998	1,271
	Tognum AG	49,497	1,249
*	SGL Carbon SE	32,740	1,238
	ProSiebenSat.1 Media AG Prior Pfd.	39,381	1,212
	Aurubis AG	19,100	1,075
	Stada Arzneimittel AG	28,010	1,044
	Douglas Holding AG	18,782	1,013
*	Sky Deutschland AG	268,751	1,013
	United Internet AG	56,617	939
	Fuchs Petrolub AG	7,353	924
	Deutsche Euroshop AG	23,594	888
*	Dialog Semiconductor plc	37,329	840
	ElringKlinger AG	25,728	822
	Rhoen Klinikum AG	35,289	821
*	Brenntag AG	8,033	761
	Fuchs Petrolub AG Prior Pfd.	5,238	719
	Freenet AG	58,408	683
	Hugo Boss AG Prior Pfd.	9,624	678
^	Wirecard AG	41,753	669
*	Heidelberger Druckmaschinen AG	128,930	613
*	Leoni AG	13,666	586
	Vossloh AG	4,552	562
*	Deutsche Wohnen AG	40,158	548
	Gildemeister AG	25,407	543
	Gerry Weber International AG	11,217	540
	Rheinmetall AG	6,086	521
	Rational AG	2,539	520
	Fielmann AG	5,667	515
*	Aareal Bank AG	16,410	507
*	IVG Immobilien AG	51,240	501
*	Demag Cranes AG	10,158	496
	Pfeiffer Vacuum Technology AG	4,123	476
*	Deutz AG	55,182	461
*	Kloeckner & Co. SE	13,823	443
*	Krones AG	6,494	420
	MLP AG	39,055	417
	Bechtle AG	9,958	415
	GFK SE	7,865	407
*	KUKA AG	16,350	388
	GAGFAH SA	37,661	379
	Bauer AG	7,136	363
^	Solarworld AG	36,095	356
^	Kontron AG	30,666	353

	BayWa AG	7,375	334
	CTS Eventim AG	4,972	318
*	Morphosys AG	11,856	312
	H&R WASAG AG	10,176	285
	KWS Saat AG	1,459	285
	Praktiker Bau- und Heimwerkermaerkte Holding AG	25,879	264
*,^ Asian Bamboo AG		4,748	253
	Jungheinrich AG Prior Pfd.	6,467	243
	Draegerwerk AG & Co. KGaA Prior Pfd.	2,702	213
	Delticom AG	2,396	199
*	QSC AG	43,900	196
	Alstria Office REIT-AG	12,669	179
*,^ Q-Cells SE		47,351	162
	Sixt AG	3,469	157
	Medion AG	8,993	150
	Deutsche Beteiligungs AG	5,238	149
*	Jenoptik AG	18,739	143
*,^ Nordex SE		18,885	140
	Phoenix Solar AG	4,594	140
*	Roth & Rau AG	6,904	140
*	Air Berlin plc	28,265	135
*	Biotest AG Prior Pfd.	2,209	134
*,^ Solar Millennium AG		5,506	131
	Grenkeleasing AG	2,429	131
	DIC Asset AG	10,467	128
*	Sixt AG Prior Pfd.	3,677	120
	Takkt AG	7,014	112
	Carl Zeiss Meditec AG	5,721	110
*	Centrotherm Photovoltaics AG	2,480	102
*	Duerr AG	2,879	95
	CAT Oil AG	8,289	91
*	Manz Automation AG	1,341	86
*,^ Singulus Technologies AG		14,871	85
*	Comdirect Bank AG	7,308	82
*	CropEnergies AG	10,226	81
*	Indus Holding AG	2,596	78
*,^ Conergy AG		131,925	76
*	Constantin Medien AG	23,248	52
*	Zhongde Waste Technology AG	3,314	50
			46,624
Greece (0.6%)
*	Piraeus Bank SA	571,087	1,298
	Titan Cement Co. SA	27,972	591
*	Folli Follie Group	21,704	427
	JUMBO SA	50,476	352
	Ellaktor SA	65,603	340
*	Mytilineos Holdings SA	40,864	294
	Motor Oil Hellas Corinth Refineries SA	22,673	287
*	Viohalco	44,157	271
	Hellenic Exchanges SA	32,417	248
	Marfin Investment Group SA	242,666	239
*	TT Hellenic Postbank SA	51,823	225
	Intralot SA-Integrated Lottery Systems & Services	57,478	198
	Metka SA	12,592	185
	GEK Terna Holding Real Estate Construction SA	36,021	175
	Fourlis Holdings SA	20,709	159
	Athens Water Supply & Sewage Co. SA	23,111	157

Frigoglass SA	8,714	134
* Sidenor Steel Products Manufacturing Co. SA	24,324	105
Eurobank Properties Real Estate Investment Co.	11,421	99
* Piraeus Port Authority	4,046	74
* Agricultural Bank of Greece	55,613	58
Sarantis SA	13,901	56
Alapis Holding Industrial and Commercial SA	68,346	50
		6,022
Hong Kong (1.3%)
SJM Holdings Ltd.	1,082,618	1,812
AAC Acoustic Technologies Holdings Inc.	448,767	1,219
Xinyi Glass Holdings Ltd.	1,313,557	1,095
^ VTech Holdings Ltd.	87,241	972
^ Champion REIT	1,323,907	798
Brightoil Petroleum Holdings Ltd.	1,237,235	755
Pacific Basin Shipping Ltd.	909,766	592
* G-Resources Group Ltd.	6,785,279	516
Giordano International Ltd.	819,841	487
Dah Chong Hong Holdings Ltd.	453,032	431
Stella International Holdings Ltd.	177,091	385
SmarTone Telecommunications Holding Ltd.	137,000	380
Chow Sang Sang Holdings International Ltd.	172,519	363
Midland Holdings Ltd.	406,000	325
* Singamas Container Holdings Ltd.	899,960	309
Vitasoy International Holdings Ltd.	286,698	253
TAI Cheung Holdings	289,000	232
* China WindPower Group Ltd.	2,270,000	219
China Fishery Group Ltd.	109,330	190
SA SA International Holdings Ltd.	343,747	188
HKR International Ltd.	295,200	185
K Wah International Holdings Ltd.	371,000	167
Sunlight Real Estate Investment Trust	504,000	158
* China Daye Non-Ferrous Metals Mining Ltd.	1,738,000	132
* Apac Resources Ltd.	2,040,000	130
Prosperity REIT	531,000	128
* Titan Petrochemicals Group Ltd.	1,560,000	117
Regal Hotels International Holdings Ltd.	276,000	112
Shui On Construction and Materials Ltd.	70,000	96
Pacific Textile Holdings Ltd.	147,000	94
* eSun Holdings Ltd.	380,000	92
Dickson Concepts International Ltd.	107,000	83
* Polytec Asset Holdings Ltd.	460,000	78
Far East Consortium	284,000	73
* New Times Energy Corp. Ltd.	2,984,000	73
* Varitronix International Ltd.	125,000	63
Regent Pacific Group Ltd.	1,140,000	56
Chen Hsong Holdings	80,000	47
* HKC Holdings Ltd. Warrants Exp. 06/09/2011	200,760	1
* HKC Holdings Ltd. Warrants Exp. 05/26/2011	9,100	—
* Hong Kong Energy Holdings Ltd. Warrants Exp. 06/09/2011	12,166	—
		13,406
Hungary (0.0%)
* Egis Gyogyszergyar Nyrt	1,466	159
* FHB Mortgage Bank plc	12,740	63
		222
India (2.6%)
Titan Industries Ltd.	17,289	1,356

Cummins India Ltd.	49,992	798
IndusInd Bank Ltd.	151,845	743
Yes Bank Ltd.	121,568	697
LIC Housing Finance Ltd.	167,975	660
Federal Bank Ltd.	83,177	660
Exide Industries Ltd.	205,860	576
Indian Hotels Co. Ltd.	287,136	564
Petronet LNG Ltd.	195,971	551
Aurobindo Pharma Ltd.	20,508	532
United Phosphorus Ltd.	176,925	528
Tata Global Beverages Ltd.	231,771	502
Jindal Saw Ltd.	109,065	501
Patni Computer Systems Ltd.	47,647	486
Allahabad Bank	108,981	483
Andhra Bank	154,894	473
Shree Renuka Sugars Ltd.	250,476	448
Cadila Healthcare Ltd.	23,397	421
CESC Ltd.	61,821	415
* Indiabulls Real Estate Ltd.	155,064	407
IFCI Ltd.	348,863	404
Jain Irrigation Systems Ltd.	95,049	396
GTL Ltd.	42,144	380
Godrej Consumer Products Ltd.	46,865	377
Thermax Ltd.	24,065	353
Gujarat State Petronet Ltd.	140,320	312
Biocon Ltd.	40,128	305
* GVK Power & Infrastructure Ltd.	405,164	290
Videocon Industries Ltd.	62,775	285
India Cements Ltd.	127,437	275
Sterling Biotech Ltd.	123,651	274
Nagarjuna Construction Co.	106,537	263
Gujarat NRE Coke Ltd.	199,622	256
South Indian Bank Ltd.	555,263	242
IVRCL Infrastructures & Projects Ltd.	134,957	237
Gujarat State Fertilisers & Chemicals Ltd.	31,276	231
Alstom Projects India Ltd.	17,933	227
Century Textile & Industries Ltd.	31,475	226
Ruchi Soya Industries Ltd.	95,829	224
Monnet Ispat & Energy Ltd.	17,343	224
HCL Infosystems Ltd.	94,428	224
Amtek Auto Ltd.	83,893	221
Era Infra Engineering Ltd.	47,735	214
Sintex Industries Ltd.	68,109	214
Indraprastha Gas Ltd.	29,631	200
Chennai Petroleum Corp. Ltd.	41,815	194
BEML Ltd.	10,226	194
Praj Industries Ltd.	115,383	189
Torrent Pharmaceuticals Ltd.	14,752	188
Indian Overseas Bank	65,043	185
UCO Bank	78,235	184
Bhushan Steel Ltd.	21,027	182
Hindustan Oil Exploration Co. Ltd.	43,369	175
Voltas Ltd.	40,212	168
Marico Ltd.	60,681	168
Areva T&D India Ltd.	24,421	167
Opto Circuits India Ltd.	30,643	164
Ballarpur Industries Ltd.	233,096	161
Jammu & Kashmir Bank Ltd.	9,999	160

CMC Ltd.	3,596	155
Indian Bank	33,487	154
Nava Bharat Ventures Ltd.	24,030	153
IRB Infrastructure Developers Ltd.	34,852	153
Rolta India Ltd.	51,317	150
PTC India Ltd.	67,119	149
Syndicate Bank	63,389	147
SRF Ltd.	20,313	146
* Ispat Industries Ltd.	258,120	139
Bombay Dyeing & Manufacturing Co. Ltd.	16,261	137
Kesoram Industries Ltd.	29,420	137
Chambal Fertilizers & Chemicals Ltd.	86,674	136
Apollo Tyres Ltd.	120,020	134
Shiv-Vani Oil & Gas Exploration Services Ltd.	20,699	131
Educomp Solutions Ltd.	12,608	131
Balrampur Chini Mills Ltd.	83,840	130
Gammon India Ltd.	37,970	119
Usha Martin Ltd.	98,474	116
* Wockhardt Ltd.	13,937	113
Hotel Leela Venture Ltd.	127,786	113
* Jaiprakash Power Ventures Ltd.	114,471	112
SREI Infrastructure Finance Ltd.	64,073	112
* JSL Stainless Ltd.	54,699	111
Finolex Industries Ltd.	55,785	105
Gujarat Mineral Development Corp. Ltd.	39,629	105
Welspun Corp. Ltd.	30,872	102
Sterlite Technologies Ltd.	85,739	101
Bajaj Hindusthan Ltd.	55,324	99
Hindustan Construction Co.	123,171	99
3i Infotech Ltd.	91,691	99
TVS Motor Co. Ltd.	80,732	96
Vijaya Bank	47,346	94
Karnataka Bank Ltd.	31,759	93
Gateway Distriparks Ltd.	40,141	93
McLeod Russel India Ltd.	21,160	93
India Infoline Ltd.	55,304	92
* Raymond Ltd.	13,060	90
Radico Khaitan Ltd.	30,378	89
Electrosteel Castings Ltd.	116,049	89
Gujarat Narmada Valley Fertilizers Co. Ltd.	36,338	88
Indiabulls Securities Ltd.	207,406	87
Deccan Chronicle Holdings Ltd.	42,653	86
Triveni Engineering & Industries Ltd.	42,374	85
Everest Kanto Cylinder Ltd.	47,202	82
Patel Engineering Ltd.	15,621	79
Nagarjuna Fertilizers & Chemicals	127,492	78
Mercator Lines Ltd.	78,369	77
Great Offshore Ltd.	11,695	77
Peninsula Land Ltd.	57,972	76
* Gujarat Alkalies & Chemicals	28,063	76
Maharashtra Seamless Ltd.	9,680	73
* Firstsource Solutions Ltd.	169,099	73
* Parsvnath Developers Ltd.	68,722	70
* Arvind Ltd.	44,999	63
* S Kumars Nationwide Ltd.	42,946	62
Moser Baer India Ltd.	54,475	61
* Bank Of Maharashtra	42,934	55
* Prakash Industries Ltd.	21,737	44

Ansal Properties & Infrastructure Ltd.	47,003	43
* Kingfisher Airlines Ltd.	38,086	42
		27,228
Indonesia (0.6%)
Kalbe Farma Tbk PT	4,258,238	1,330
Charoen Pokphand Indonesia Tbk PT	4,003,321	663
Lippo Karawaci Tbk PT	8,498,676	535
Medco Energi Internasional Tbk PT	1,105,171	398
Bakrieland Development Tbk PT	25,376,328	365
Indika Energy Tbk PT	770,939	347
* Barito Pacific Tbk PT	3,012,041	336
* Bakrie and Brothers Tbk PT	45,320,988	321
Jasa Marga PT	921,080	305
Bakrie Sumatera Plantations Tbk PT	8,044,500	303
* Bakrie Telecom Tbk PT	10,259,073	249
Timah Tbk PT	774,907	236
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	161,005	210
* Energi Mega Persada Tbk PT	16,670,000	200
Summarecon Agung Tbk PT	2,050,084	198
* Indah Kiat Pulp & Paper Corp. Tbk PT	1,077,852	188
* Holcim Indonesia Tbk PT	802,977	175
* Ciputra Development Tbk PT	4,536,000	153
* Bisi International PT	988,500	151
* Berlian Laju Tanker Tbk PT	1,516,000	60
* Bakrie Sumatera Plantations Tbk PT Warrants Exp. 02/18/2013	94,500	1
		6,724
Ireland (0.6%)
DCC plc	45,264	1,338
C&C Group plc	167,119	782
Kingspan Group plc	81,344	729
Paddy Power plc	16,819	663
Grafton Group plc	119,728	560
* Smurfit Kappa Group plc	40,320	482
Glanbia plc	73,030	395
United Drug plc	114,260	338
Greencore Group plc	145,154	218
FBD Holdings plc	21,149	191
* Independent News & Media plc	187,458	154
* Irish Life & Permanent Group Holdings plc	130,226	153
* Aer Lingus	89,102	126
Fyffes plc	147,806	79
Total Produce plc	143,022	79
* Smurfit Kappa Group plc	6,094	73
C&C Group plc	11,196	52
		6,412
Israel (0.3%)
* B Communications Ltd.	19,335	616
* Mellanox Technologies Ltd.	16,770	440
* Internet Gold-Golden Lines Ltd.	10,804	310
Frutarom Industries Ltd.	28,694	284
FMS Enterprises Migun Ltd.	8,769	254
* Ceragon Networks Ltd.	12,752	161
Ituran Location and Control Ltd.	8,568	135
* Delek Real Estate Ltd.	430,011	134
Alony Hetz Properties & Investments Ltd.	24,685	131
* Hadera Paper Ltd.	1,541	113
Shikun & Binui Ltd.	40,313	108

*	Retalix Ltd.	7,204	103
*	Given Imaging Ltd.	5,308	91
*	Jerusalem Economy Ltd.	7,742	86
*	Gilat Satellite Networks Ltd.	14,900	77
	Elco Holdings Ltd.	5,355	72
	Electra Ltd.	630	71
*	Alvarion Ltd.	25,061	53
	Alon Holdings Blue Square Israel Ltd.	5,842	52
*	Delek Real Estate Ltd. Rights Exp. 02/11/2011	12,286	15
			3,306
Italy (2.2%)
	Prysmian SPA	93,008	1,876
*,^ Banca Popolare dell'Emilia Romagna Scrl		123,541	1,579
^	Banca Popolare di Sondrio SCARL	137,571	1,209
	Davide Campari-Milano SPA	129,945	830
	Societa Cattolica di Assicurazioni SCRL	30,086	797
	DiaSorin SPA	13,234	634
	Ansaldo STS SPA	41,407	627
	Hera SPA	252,829	588
	Tod's SPA	5,655	580
	Societa Iniziative Autostradali e Servizi SPA	53,927	579
	Danieli & C Officine Meccaniche SPA	33,915	576
	Azimut Holding SPA	52,883	555
*	Impregilo SPA	179,226	546
	Iren SPA	308,047	536
	Piccolo Credito Valtellinese Scarl	97,090	481
	Italmobiliare SPA	17,165	445
	Recordati SPA	47,294	429
*	ACEA SPA	37,406	424
*,^ Cofide SPA		437,598	418
	Beni Stabili SPA	434,815	414
	ERG SPA	26,501	379
	Piaggio & C SPA	118,585	374
*	CIR-Compagnie Industriali Riunite SPA	175,447	370
	Credito Emiliano SPA	51,280	364
^	Fondiaria-Sai SPA	39,833	364
*	Sorin SPA	144,651	364
	Maire Tecnimont SPA	72,778	347
	MARR SPA	26,848	323
*	Banca Popolare dell'Etruria e del Lazio	72,568	318
*	Interpump Group SPA	39,229	309
*	Safilo Group SPA	17,260	294
*	Arnoldo Mondadori Editore SPA	78,322	276
	Autostrada Torino-Milano SPA	19,628	275
	Milano Assicurazioni SPA	129,776	215
	Banca Generali SPA	15,300	208
	Trevi Finanziaria SPA	13,424	207
*	SAES Getters SPA	27,001	203
	Credito Artigiano SPA	106,199	193
	Danieli & C Officine Meccaniche SPA	6,220	191
*,^ Premafin Finanziaria SPA		188,834	190
	Banco di Desio e della Brianza SPA	37,078	188
*	Prelios SPA	253,144	185
*	Gemina SPA	230,344	182
	Benetton Group SPA	25,422	177
	Indesit Co. SPA	15,820	173
	Amplifon SPA	34,009	172

*,^ Tiscali SPA		1,393,639	171
*	De'Longhi SPA	18,473	171
*	Gruppo Coin SPA	16,608	170
	Geox SPA	31,697	161
*	Gruppo Editoriale L'Espresso SPA	63,749	155
*	Cam Finanziaria SPA	330,515	152
	Italmobiliare SPA	3,975	151
	Brembo SPA	12,475	138
	Astaldi SPA	18,879	121
	Fondiaria-Sai SPA RSP	20,355	113
*	RCS MediaGroup SPA	65,312	99
	Cementir Holding SPA	31,451	94
*	DeA Capital SPA	54,287	94
^	Landi Renzo SPA	23,836	93
	Esprinet SPA	10,427	78
	Immobiliare Grande Distribuzione	36,604	77
	Industria Macchine Automatiche SPA	3,530	72
*	IMMSI SPA	60,268	68
*	Digital Multimedia Technologies SPA	2,995	67
*	Snai SPA	19,897	66
*	KME Group SPA	127,058	60
*	Sogefi SPA	18,986	59
	Zignago Vetro SPA	8,565	59
*	Telecom Italia Media SPA	199,759	53
*	Sabaf SPA	1,490	49
*	Interpump Group SPA Warrants Exp. 10/31/2012	2,440	2
*	Tiscali SPA Warrants Exp. 12/15/2014	221,192	1
			23,558
Japan (11.7%)
	Kayaba Industry Co. Ltd.	103,959	822
^	eAccess Ltd.	1,260	762
	OSG Corp.	48,394	715
	Duskin Co. Ltd.	34,778	661
	K's Holdings Corp.	22,705	632
	Sankyu Inc.	142,014	625
	Sanrio Co. Ltd.	22,156	603
	Kyowa Exeo Corp.	60,923	596
^	Anritsu Corp.	69,829	590
	Hoshizaki Electric Co. Ltd.	30,641	582
	Nachi-Fujikoshi Corp.	127,742	581
*	Pioneer Corp.	131,313	565
	Kyudenko Corp.	81,000	561
	Shochiku Co. Ltd.	75,723	556
	Exedy Corp.	16,404	550
^	Hitachi Zosen Corp.	355,790	543
	Sanyo Chemical Industries Ltd.	65,274	540
	KYORIN Holdings Inc.	29,320	539
	Aichi Steel Corp.	75,029	532
	Maeda Road Construction Co. Ltd.	60,139	520
	FP Corp.	8,595	513
	Yamagata Bank Ltd.	109,426	513
*	Makino Milling Machine Co. Ltd.	60,901	512
	Miura Co. Ltd.	18,418	512
	Asahi Diamond Industrial Co. Ltd.	25,422	510
	Japan Airport Terminal Co. Ltd.	33,627	505
	Fuyo General Lease Co. Ltd.	14,123	501
	Iwatani Corp.	160,696	501

Hitachi Kokusai Electric Inc.	57,038	498
Hanwa Co. Ltd.	101,415	488
Fuji Oil Co. Ltd.	33,298	482
Kureha Corp.	81,338	475
Nifco Inc.	17,608	470
Okumura Corp.	123,213	468
Joshin Denki Co. Ltd.	49,000	468
Hulic Co. Ltd.	55,929	467
Tsubakimoto Chain Co.	82,250	464
Sanyo Special Steel Co. Ltd.	74,472	460
Kakaku.com Inc.	81	459
Kiyo Holdings Inc.	331,965	458
Toagosei Co. Ltd.	90,584	455
Kadokawa Group Holdings Inc.	17,050	453
Inaba Denki Sangyo Co. Ltd.	16,115	453
Mitsuboshi Belting Co. Ltd.	76,000	448
Horiba Ltd.	16,214	448
Toyo Tanso Co. Ltd.	8,110	445
Ryosan Co. Ltd.	16,279	443
Nichicon Corp.	31,187	440
Ricoh Leasing Co. Ltd.	15,400	438
Nippon Denko Co. Ltd.	57,990	433
Sumitomo Warehouse Co. Ltd.	81,208	430
Kaken Pharmaceutical Co. Ltd.	34,067	430
Hosiden Corp.	40,612	425
NOF Corp.	81,202	424
Oiles Corp.	20,490	424
Toyo Ink Manufacturing Co. Ltd.	81,151	423
* Meitec Corp.	21,167	422
Nissin Kogyo Co. Ltd.	23,301	419
* Mirait Holdings Corp.	52,700	419
Takasago Thermal Engineering Co. Ltd.	49,916	412
Resorttrust Inc.	24,328	409
Toei Co. Ltd.	80,648	408
Nisshin Oillio Group Ltd.	80,416	408
Tadano Ltd.	77,807	406
IBJ Leasing Co. Ltd.	16,263	405
Nippon Flour Mills Co. Ltd.	80,404	402
* Nippon Light Metal Co. Ltd.	191,023	402
Mizuno Corp.	80,782	400
^ Meidensha Corp.	85,919	398
Kappa Create Co. Ltd.	16,350	396
Tsuruha Holdings Inc.	8,200	394
Sangetsu Co. Ltd.	16,332	393
M3 Inc.	74	393
Aica Kogyo Co. Ltd.	32,360	392
Accordia Golf Co. Ltd.	479	391
Nikkiso Co. Ltd.	48,264	389
Sanken Electric Co. Ltd.	72,469	387
Megmilk Snow Brand Co. Ltd.	21,552	386
Central Glass Co. Ltd.	81,015	385
Hogy Medical Co. Ltd.	8,351	381
Okinawa Electric Power Co. Inc.	8,040	378
Keihin Corp.	16,549	377
Topy Industries Ltd.	133,795	376
ADEKA Corp.	32,655	374
NSD Co. Ltd.	35,900	373
Geo Corp.	325	373

	Musashi Seimitsu Industry Co. Ltd.	14,915	373
	Sakai Chemical Industry Co. Ltd.	71,000	372
	Bank of Iwate Ltd.	7,924	371
	Hokuto Corp.	16,095	370
	Daio Paper Corp.	52,454	369
	Nippon Soda Co. Ltd.	77,587	368
	Bank of the Ryukyus Ltd.	31,119	366
	Yamanashi Chuo Bank Ltd.	72,311	366
	Fancl Corp.	25,204	365
	Toho Zinc Co. Ltd.	72,758	363
	Sanki Engineering Co. Ltd.	53,000	361
	Komori Corp.	32,375	361
	Morinaga Milk Industry Co. Ltd.	83,678	359
	Tokyo Ohka Kogyo Co. Ltd.	16,273	357
	Shimizu Bank Ltd.	8,100	356
	Denki Kogyo Co. Ltd.	67,400	355
	Tamron Co. Ltd.	17,400	355
*,^ Colowide Co. Ltd.		60,500	354
	Tokai Tokyo Financial Holdings Inc.	99,432	354
	Seiren Co. Ltd.	46,900	353
	Nihon Kohden Corp.	16,281	353
	Fuji Soft Inc.	20,664	352
	FCC Co. Ltd.	15,443	351
	Mitsui-Soko Co. Ltd.	82,000	350
	Toho Holdings Co. Ltd.	25,418	345
	Sugi Holdings Co. Ltd.	14,491	343
	Seikagaku Corp.	31,364	343
	Mitsui Sugar Co. Ltd.	83,000	339
*	TOMONY Holdings Inc.	82,700	339
	Saizeriya Co. Ltd.	17,121	337
	Nichi-iko Pharmaceutical Co. Ltd.	11,900	337
	TS Tech Co. Ltd.	16,685	336
	Nakamuraya Co. Ltd.	69,000	334
^	Zensho Co. Ltd.	32,361	333
	MOS Food Services Inc.	17,910	333
	Japan Securities Finance Co. Ltd.	45,241	330
	Nitta Corp.	16,500	329
*	Furukawa Co. Ltd.	269,000	327
	Okamoto Industries Inc.	82,000	327
	Fujitec Co. Ltd.	61,000	326
^	Daiseki Co. Ltd.	17,187	325
^	Megachips Corp.	15,700	325
	Tokyo Seimitsu Co. Ltd.	20,223	324
	Alpine Electronics Inc.	23,574	323
	Wacom Co. Ltd.	193	321
	Futaba Corp.	16,280	320
	Bank of Okinawa Ltd.	8,104	319
	Kitz Corp.	69,000	314
	Toyo Engineering Corp.	82,000	312
	Japan Vilene Co. Ltd.	59,000	312
	Century Tokyo Leasing Corp.	17,579	310
	GMO internet Inc.	54,600	306
	San-A Co. Ltd.	7,700	305
	Nihon Parkerizing Co. Ltd.	21,596	305
	EDION Corp.	34,333	304
	Minato Bank Ltd.	163,000	303
	Nippon Suisan Kaisha Ltd.	93,562	301
	Izumiya Co. Ltd.	73,000	300

	Akebono Brake Industry Co. Ltd.	45,857	298
	Daifuku Co. Ltd.	40,961	297
*,^ Sumitomo Light Metal Industries Ltd.		234,000	296
	Itoham Foods Inc.	81,000	296
*	Unitika Ltd.	318,000	294
	Daihen Corp.	64,759	292
	Noritake Co. Ltd.	77,000	292
	Yodogawa Steel Works Ltd.	66,113	292
	So-net Entertainment Corp.	85	291
	Maeda Corp.	87,306	290
	Gunze Ltd.	69,079	288
	Maruha Nichiro Holdings Inc.	162,348	283
	Hokuetsu Kishu Paper Co. Ltd.	50,721	283
	Jaccs Co. Ltd.	83,000	282
	Nippon Signal Co. Ltd.	33,000	279
	Taikisha Ltd.	16,263	279
	Ariake Japan Co. Ltd.	16,500	277
	NET One Systems Co. Ltd.	176	277
	Daibiru Corp.	32,287	275
	Noritz Corp.	16,335	274
	Tomy Co. Ltd.	33,017	274
	Foster Electric Co. Ltd.	10,185	273
	Earth Chemical Co. Ltd.	8,115	269
	Marudai Food Co. Ltd.	82,000	269
	CKD Corp.	27,500	268
	Japan Wool Textile Co. Ltd.	30,189	268
	Xebio Co. Ltd.	11,708	267
	Yachiyo Bank Ltd.	8,300	267
	AOKI Holdings Inc.	16,600	265
	Paris Miki Holdings Inc.	25,900	264
	Oyo Corp.	30,700	263
	Shikoku Bank Ltd.	81,003	263
	Daiwabo Holdings Co. Ltd.	97,761	258
	Sanwa Holdings Corp.	81,637	257
	Heiwa Real Estate Co. Ltd.	84,000	256
	Toho Bank Ltd.	80,664	256
	Tokyo Rope Manufacturing Co. Ltd.	79,000	255
*	F&A Aqua Holdings Inc.	25,000	254
	Sintokogio Ltd.	25,300	254
	Arcs Co. Ltd.	16,400	252
	Pilot Corp.	138	251
	Akita Bank Ltd.	82,000	251
	Yamazen Corp.	46,900	250
	Shinko Plantech Co. Ltd.	24,700	250
	Sanyo Shokai Ltd.	67,000	249
	Pigeon Corp.	8,200	249
	Fujimi Inc.	16,500	249
	Nihon Unisys Ltd.	33,000	249
	Ryoyo Electro Corp.	21,800	249
	Okamura Corp.	41,000	249
	Mandom Corp.	9,279	249
*,^ Kenedix Inc.		985	248
	Shibusawa Warehouse Co. Ltd.	72,000	246
	Amano Corp.	26,256	246
	Eighteenth Bank Ltd.	82,000	245
	Aomori Bank Ltd.	82,000	245
*	Ishihara Sangyo Kaisha Ltd.	177,000	243
	Toshiba Plant Systems & Services Corp.	16,524	243

*	Ryobi Ltd.	55,435	241
	Asahi Organic Chemicals Industry Co. Ltd.	82,000	239
	Cocokara fine Inc.	11,289	239
	Parco Co. Ltd.	25,000	239
*	Unihair Co. Ltd.	23,609	238
^	Temp Holdings Co. Ltd.	26,400	237
	Nippon Carbon Co. Ltd.	79,000	237
	Sakata Seed Corp.	16,256	237
	Doutor Nichires Holdings Co. Ltd.	17,937	236
*	Nippon Chemi-Con Corp.	45,696	236
	Canon Electronics Inc.	8,394	236
	Bank of Saga Ltd.	82,000	234
	Mikuni Coca-Cola Bottling Co. Ltd.	25,800	234
	Shin-Etsu Polymer Co. Ltd.	36,000	234
*,^ Iseki & Co. Ltd.		83,000	233
	Nagaileben Co. Ltd.	9,000	233
	Nippon Gas Co. Ltd.	17,200	232
	Ehime Bank Ltd.	83,000	232
	Nichiden Corp.	8,200	231
	Mie Bank Ltd.	81,000	231
	Atsugi Co. Ltd.	173,000	227
	Tokyo Tomin Bank Ltd.	16,500	224
	Toyo Corp.	21,600	222
	Nichias Corp.	39,855	222
	Chugoku Marine Paints Ltd.	25,000	222
	Riken Corp.	48,000	221
	Toyo Tire & Rubber Co. Ltd.	89,000	221
	Miyazaki Bank Ltd.	82,000	221
^	Dr Ci:Labo Co. Ltd.	59	220
	Sanden Corp.	46,000	220
*	Ain Pharmaciez Inc.	6,100	220
	Nippon Shinyaku Co. Ltd.	15,571	219
*,^ Kohnan Shoji Co. Ltd.		15,800	219
	Saibu Gas Co. Ltd.	85,734	219
	Heiwado Co. Ltd.	16,400	218
	Toyo Kanetsu KK	119,000	217
	Nitto Kohki Co. Ltd.	8,500	217
	Morinaga & Co. Ltd.	91,518	217
	SHO-BOND Holdings Co. Ltd.	10,000	216
	Yoshinoya Holdings Co. Ltd.	165	216
	HIS Co. Ltd.	8,300	216
	Nippon Konpo Unyu Soko Co. Ltd.	18,000	213
^	Takaoka Electric Manufacturing Co. Ltd.	36,000	211
	Showa Sangyo Co. Ltd.	71,000	210
	Nippon Beet Sugar Manufacturing Co. Ltd.	83,000	210
*,^ Tobishima Corp.		742,500	210
	Daisan Bank Ltd.	77,000	209
*,^ JVC Kenwood Holdings Inc.		48,080	209
	Penta-Ocean Construction Co. Ltd.	125,000	208
	Nitto Boseki Co. Ltd.	81,738	208
	Nippon Thompson Co. Ltd.	24,000	208
	Max Co. Ltd.	17,000	205
	TKC	9,900	204
	Star Micronics Co. Ltd.	18,900	204
	Nippon Densetsu Kogyo Co. Ltd.	21,403	204
*	Oki Electric Industry Co. Ltd.	238,311	204
*	Mitsubishi Paper Mills Ltd.	165,000	203
	Chudenko Corp.	16,300	202

*	Cedyna Financial Corp.	100,700	202
	Moshi Moshi Hotline Inc.	8,350	202
	Tachi-S Co. Ltd.	11,600	201
*	Seiko Holdings Corp.	59,291	201
	Avex Group Holdings Inc.	13,700	200
	Tokyo Dome Corp.	83,000	200
*	Kitagawa Iron Works Co. Ltd.	100,000	198
*	Orient Corp.	167,500	198
	Sumisho Computer Systems Corp.	12,100	198
	Toa Corp.	164,000	198
	Fuji Co. Ltd.	9,600	197
	Prima Meat Packers Ltd.	163,000	197
*,^ Daiei Inc.		53,500	195
	Kyoei Steel Ltd.	13,600	194
	Fuji Seal International Inc.	8,300	194
*,^ Daikyo Inc.		97,000	193
*	Showa Corp.	25,800	193
	Higashi-Nippon Bank Ltd.	82,000	193
	WATAMI Co. Ltd.	9,200	192
	Tokushu Tokai Paper Co. Ltd.	82,000	191
	Chofu Seisakusho Co. Ltd.	8,400	191
	Fukui Bank Ltd.	61,769	190
	TOC Co. Ltd.	43,100	190
	Nihon Dempa Kogyo Co. Ltd.	10,200	188
	Sasebo Heavy Industries Co. Ltd.	83,000	187
	Itochu Enex Co. Ltd.	32,800	187
	Ryoshoku Ltd.	8,600	184
	Unipres Corp.	9,100	183
*	CSK Corp.	43,200	183
	Taiyo Holdings Co. Ltd.	5,500	183
*	AOC Holdings Inc.	30,000	182
	Iino Kaiun Kaisha Ltd.	39,600	181
	Marusan Securities Co. Ltd.	32,500	181
	Kurabo Industries Ltd.	96,000	179
	Aeon Delight Co. Ltd.	9,600	179
*	Press Kogyo Co. Ltd.	36,000	179
	Nippon Steel Trading Co. Ltd.	54,000	177
^	Stella Chemifa Corp.	3,800	176
^	Toda Kogyo Corp.	16,000	176
*	Futaba Industrial Co. Ltd.	23,600	176
*	Kanematsu Corp.	170,000	174
	Kisoji Co. Ltd.	8,300	172
	Michinoku Bank Ltd.	82,000	172
	Hokuetsu Bank Ltd.	83,000	172
	Nagano Bank Ltd.	83,000	172
	Kanto Auto Works Ltd.	19,200	171
*	MEC Co. Ltd.	34,600	170
	ASKUL Corp.	8,600	170
	Towa Pharmaceutical Co. Ltd.	3,100	170
	Bank of Nagoya Ltd.	53,121	169
	Asahi Holdings Inc.	8,100	169
	Kuroda Electric Co. Ltd.	12,200	167
	Goldcrest Co. Ltd.	6,180	165
	Mitsubishi Steel Manufacturing Co. Ltd.	52,000	165
	Nippo Corp.	22,000	165
	Oita Bank Ltd.	43,435	164
	Takara Standard Co. Ltd.	25,098	160
	Melco Holdings Inc.	4,200	159

	Kato Sangyo Co. Ltd.	10,000	159
	Milbon Co. Ltd.	6,050	157
	Senshukai Co. Ltd.	25,500	157
*	ZERIA Pharmaceutical Co. Ltd.	13,000	157
^	Tsugami Corp.	22,000	157
	Ship Healthcare Holdings Inc.	13,400	157
	Hisaka Works Ltd.	11,000	157
	Nissan Shatai Co. Ltd.	18,000	156
	Vantec Corp.	105	156
	DCM Holdings Co. Ltd.	26,100	156
	Sanyo Denki Co. Ltd.	22,000	156
	Toshiba Machine Co. Ltd.	29,000	156
*	Sankyo-Tateyama Holdings Inc.	112,000	154
	T-Gaia Corp.	86	153
	Alpen Co. Ltd.	8,300	152
*	Chiba Kogyo Bank Ltd.	24,500	152
	Paramount Bed Co. Ltd.	5,700	151
*	Sinfonia Technology Co. Ltd.	44,000	150
	Takasago International Corp.	23,000	150
*	Janome Sewing Machine Co. Ltd.	166,000	149
	Godo Steel Ltd.	75,000	148
	Roland Corp.	11,600	147
^	Yorozu Corp.	7,700	147
	Nippon Synthetic Chemical Industry Co. Ltd.	22,000	147
*	Cosmos Pharmaceutical Corp.	3,600	145
*	Kato Works Co. Ltd.	60,000	145
	Transcosmos Inc.	14,700	144
	Kanto Denka Kogyo Co. Ltd.	17,000	144
*	Fudo Tetra Corp.	222,000	143
*	Riso Kagaku Corp.	8,500	141
	Valor Co. Ltd.	15,900	141
	Japan Aviation Electronics Industry Ltd.	19,000	139
^	Towa Bank Ltd.	128,000	139
*,^ Krosaki Harima Corp.		33,000	136
	Nippon Coke & Engineering Co. Ltd.	65,500	136
	Coca-Cola Central Japan Co. Ltd.	10,000	136
	Osaka Steel Co. Ltd.	8,200	135
	Daido Metal Co. Ltd.	15,000	135
	Ministop Co. Ltd.	7,600	134
	Nidec Copal Corp.	8,500	134
	FIDEA Holdings Co. Ltd.	48,200	134
	Nishimatsu Construction Co. Ltd.	101,000	133
	Nihon Nohyaku Co. Ltd.	24,000	133
	Koa Corp.	11,700	132
	Descente Ltd.	26,000	132
*	Mitsuba Corp.	14,000	131
	Morita Holdings Corp.	20,582	131
	Aiphone Co. Ltd.	8,600	130
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	21,000	127
	Cosel Co. Ltd.	8,100	127
	Wood One Co. Ltd.	37,000	127
	Teikoku Piston Ring Co. Ltd.	11,500	127
*	Chugai Ro Co. Ltd.	31,000	126
*	Mitsui Matsushima Co. Ltd.	60,000	126
*	Tsukuba Bank Ltd.	35,700	126
	Torii Pharmaceutical Co. Ltd.	5,700	125
	Japan Drilling Co. Ltd.	3,200	125
*	Elematec Corp.	8,300	124

	Nichii Gakkan Co.	14,400	124
	Paltac Corp.	6,600	124
	Sekisui Jushi Corp.	12,000	122
^	Axell Corp.	4,700	122
	Shinmaywa Industries Ltd.	28,000	122
	Furukawa-Sky Aluminum Corp.	40,000	122
	Round One Corp.	22,600	121
*	Sodick Co. Ltd.	23,000	121
	St. Marc Holdings Co. Ltd.	2,800	121
*	Sanei-International Co. Ltd.	9,700	121
^	Topcon Corp.	22,400	120
	Chiyoda Co. Ltd.	8,400	119
	Aichi Bank Ltd.	1,900	118
*	Misawa Homes Co. Ltd.	25,400	118
	Sankyo Seiko Co. Ltd.	31,651	118
	Inabata & Co. Ltd.	18,500	117
*	Calsonic Kansei Corp.	28,000	116
	T RAD Co. Ltd.	26,000	116
*,^ Kinugawa Rubber Industrial Co. Ltd.		22,000	116
	SMK Corp.	22,000	115
	United Arrows Ltd.	7,600	115
*	SWCC Showa Holdings Co. Ltd.	101,000	114
	Seika Corp.	45,000	114
	Aida Engineering Ltd.	23,200	113
*	Fuji Kyuko Co. Ltd.	22,000	112
^	Taiko Pharmaceutical Co. Ltd.	8,200	112
	Nissen Holdings Co. Ltd.	20,700	112
	Aichi Machine Industry Co. Ltd.	24,000	112
	Fujitsu General Ltd.	19,000	111
*	Panasonic Electric Works SUNX Co. Ltd.	19,100	111
	Vital KSK Holdings Inc.	13,400	111
^	Gourmet Navigator Inc.	80	111
	Yokohama Reito Co. Ltd.	15,800	111
	Bic Camera Inc.	265	110
	Nippon Seiki Co. Ltd.	9,000	109
*	Tv Tokyo Holdings Corp.	7,600	108
*	Fuji Fire & Marine Insurance Co. Ltd.	79,000	108
	Eizo Nanao Corp.	4,400	108
	Hamakyorex Co. Ltd.	3,500	107
	JFE Shoji Holdings Inc.	22,000	106
	Bando Chemical Industries Ltd.	24,000	106
	Ryoden Trading Co. Ltd.	15,000	105
	DTS Corp.	8,600	105
*	Nittetsu Mining Co. Ltd.	20,000	104
	Shoei Co. Ltd.	11,600	104
	Ichiyoshi Securities Co. Ltd.	13,900	103
	Gulliver International Co. Ltd.	2,390	103
	Osaki Electric Co. Ltd.	11,000	103
	Nitto Kogyo Corp.	8,400	102
	Kaga Electronics Co. Ltd.	8,200	101
*	Shindengen Electric Manufacturing Co. Ltd.	19,000	101
*	Toli Corp.	56,000	101
*,^ Clarion Co. Ltd.		53,000	101
	Mitsubishi Pencil Co. Ltd.	6,100	100
	Nippon Valqua Industries Ltd.	31,000	100
*	BML Inc.	3,700	99
*	Nippon Yakin Kogyo Co. Ltd.	34,000	99
	Torishima Pump Manufacturing Co. Ltd.	5,000	99

	Modec Inc.	5,500	98
	Enplas Corp.	6,700	98
	Taihei Dengyo Kaisha Ltd.	12,000	98
*	Tokyu Livable Inc.	8,000	97
	Nihon M&A Center Inc.	22	97
*	NS United Kaiun Kaisha Ltd.	41,000	96
	Tsutsumi Jewelry Co. Ltd.	3,500	95
	Ines Corp.	11,800	95
*	TECMO KOEI HOLDINGS CO Ltd.	12,600	94
	Shibuya Kogyo Co. Ltd.	9,500	94
	NEC Networks & System Integration Corp.	6,900	94
	Token Corp.	2,310	92
*	Daiichi Jitsugyo Co. Ltd.	22,000	91
*	Nissin Electric Co. Ltd.	14,000	91
	Sato Corp.	7,200	90
*	Daiichi Chuo KK	38,000	90
	Royal Holdings Co. Ltd.	8,800	90
	Sanshin Electronics Co. Ltd.	10,400	90
*	Pacific Industrial Co. Ltd.	15,000	89
*,^ Leopalace21 Corp.		56,500	89
	Japan Pulp & Paper Co. Ltd.	24,000	89
	Senko Co. Ltd.	26,000	89
	Kintetsu World Express Inc.	3,200	88
	NEC Fielding Ltd.	7,300	88
	Nippon Sharyo Ltd.	16,000	88
	Kyosan Electric Manufacturing Co. Ltd.	16,000	88
	Kumiai Chemical Industry Co. Ltd.	25,000	88
	ST Corp.	7,500	88
*	Uniden Corp.	27,000	87
*	Daikokutenbussan Co. Ltd.	2,500	86
	Trusco Nakayama Corp.	5,300	85
	Idec Corp.	9,200	85
	Yokogawa Bridge Holdings Corp.	13,000	84
	Fujimori Kogyo Co. Ltd.	5,100	84
	Megane TOP Co. Ltd.	8,500	83
*	Takuma Co. Ltd.	25,000	82
	Tokyo Rakutenchi Co. Ltd.	23,000	82
	Japan Digital Laboratory Co. Ltd.	7,500	81
	Jeol Ltd.	23,000	80
	Mito Securities Co. Ltd.	51,000	80
*	Nomura Co. Ltd.	21,000	80
	Doshisha Co. Ltd.	3,500	80
^	Dwango Co. Ltd.	29	80
	Yusen Logistics Co. Ltd.	5,700	79
	Nihon Yamamura Glass Co. Ltd.	27,000	79
	Nippon Ceramic Co. Ltd.	4,500	78
*	Toyo Construction Co. Ltd.	142,000	78
	Eagle Industry Co. Ltd.	7,000	78
	Tochigi Bank Ltd.	16,000	78
*	Invoice Inc.	4,293	78
	Macnica Inc.	3,000	77
	Iwai Cosmo Holdings Inc.	11,700	77
*	Aiful Corp.	76,350	77
	Origin Electric Co. Ltd.	12,000	77
	Shinko Shoji Co. Ltd.	8,800	76
	Arisawa Manufacturing Co. Ltd.	13,900	76
*,^ Fujiya Co. Ltd.		41,000	76
*	Juki Corp.	38,000	76

	CMK Corp.	14,500	76
	Maezawa Kyuso Industries Co. Ltd.	5,900	76
	Nidec-Tosok Corp.	7,300	75
*	Shin-Kobe Electric Machinery Co. Ltd.	6,000	75
	Zappallas Inc.	49	75
	Toyo Kohan Co. Ltd.	12,000	75
	Shinkawa Ltd.	7,200	74
*	Topre Corp.	9,400	73
	EPS Co. Ltd.	31	73
*	Asahi Co. Ltd.	4,600	73
	Kyodo Printing Co. Ltd.	31,000	72
	Kentucky Fried Chicken Japan Ltd.	3,000	71
*	Best Denki Co. Ltd.	23,000	71
*	Totetsu Kogyo Co. Ltd.	9,000	71
	Toyo Securities Co. Ltd.	43,000	71
	Shimojima Co. Ltd.	5,600	70
	Yushiro Chemical Industry Co. Ltd.	4,200	70
	Internet Initiative Japan Inc.	24	70
	Tocalo Co. Ltd.	3,800	70
	Sumida Corp.	6,000	68
*,^ Toko Inc.		30,000	68
	Kinki Sharyo Co. Ltd.	12,000	66
	Kojima Co. Ltd.	11,000	66
	Nohmi Bosai Ltd.	10,000	66
	JSP Corp.	4,000	66
	Namura Shipbuilding Co. Ltd.	12,500	66
	Yushin Precision Equipment Co. Ltd.	3,200	65
	PGM Holdings K K	104	65
	Dydo Drinco Inc.	1,700	65
*	Yuasa Trading Co. Ltd.	54,000	65
	Fujikura Kasei Co. Ltd.	9,000	65
	Hibiya Engineering Ltd.	7,100	65
	Zuken Inc.	7,600	65
*	Plenus Co. Ltd.	3,900	65
	Sekisui Plastics Co. Ltd.	14,000	64
	Hokuriku Electric Industry Co. Ltd.	31,000	64
	Nice Holdings Inc.	30,000	64
	Union Tool Co.	2,600	64
	Achilles Corp.	43,000	64
	Daiwa Industries Ltd.	12,000	63
*	Right On Co. Ltd.	12,200	63
	Arnest One Corp.	4,800	63
*	CREATE SD HOLDINGS Co. Ltd.	2,800	62
	Tamura Corp.	21,000	62
	Arc Land Sakamoto Co. Ltd.	5,000	61
	Kanto Natural Gas Development Ltd.	11,000	61
	Okabe Co. Ltd.	12,100	60
	Pronexus Inc.	11,400	60
	Konishi Co. Ltd.	4,500	60
	Kyokuto Securities Co. Ltd.	7,200	60
	Gun-Ei Chemical Industry Co. Ltd.	20,000	60
*	Iwasaki Electric Co. Ltd.	31,000	60
	Gakken Holdings Co. Ltd.	27,000	59
	Nippon Chemical Industrial Co. Ltd.	20,000	58
	T Hasegawa Co. Ltd.	3,600	57
*	Airport Facilities Co. Ltd.	12,700	57
	Belluna Co. Ltd.	9,400	57
*	Ringer Hut Co. Ltd.	4,200	56

	Sinanen Co. Ltd.	12,000	56
*	Matsuya Co. Ltd.	7,500	56
	Dai-Dan Co. Ltd.	10,000	56
	OBIC Business Consultants Ltd.	950	56
*	Tokyo Kikai Seisakusho Ltd.	60,000	55
	U-Shin Ltd.	6,800	55
	Information Services International-Dentsu Ltd.	8,000	55
	Rhythm Watch Co. Ltd.	33,000	55
	Ohara Inc.	4,100	53
	Cybozu Inc.	183	51
^	Honeys Co. Ltd.	3,960	50
	Bunka Shutter Co. Ltd.	19,000	49
	Nidec Copal Electronics Corp.	6,000	48
	Kura Corp.	3,000	46
*,^ Nippon Metal Industry Co. Ltd.		36,000	46
	Nishimatsuya Chain Co. Ltd.	5,000	45
^	Japan Radio Co. Ltd.	15,000	44
			123,551
Luxembourg (0.0%)
*	ProLogis European Properties	60,414	414

Malaysia (1.0%)
*	AirAsia Bhd.	1,025,162	927
*	UEM Land Holdings Bhd.	750,390	662
	Malaysian Resources Corp. Bhd.	781,447	566
	Bursa Malaysia Bhd.	195,536	533
	Dialog Group Bhd.	717,053	494
	Genting Plantations Bhd.	179,573	493
	SapuraCrest Petroleum Bhd.	391,815	468
	Media Prima Bhd.	503,140	426
	IGB Corp. Bhd.	614,382	425
	Kulim Malaysia Bhd.	93,459	397
	Top Glove Corp. Bhd.	237,979	388
	WCT Bhd.	366,343	388
	Berjaya Corp. Bhd.	1,051,471	375
*	KNM Group Bhd.	384,146	353
	Boustead Holdings Bhd.	191,075	349
	Multi-Purpose Holdings Bhd.	393,544	321
	DRB-Hicom Bhd.	507,827	318
	Malaysia Airports Holdings Bhd.	156,177	313
	KLCC Property Holdings Bhd.	263,999	292
	TAN Chong Motor Holdings Bhd.	159,498	261
	Supermax Corp. Bhd.	173,575	250
	Wah Seong Corp. Bhd.	325,136	245
	OSK Holdings Bhd.	371,297	214
	Carlsberg Brewery-Malay Bhd.	100,400	203
	Unisem M Bhd.	266,980	186
	Malaysian Bulk Carriers Bhd.	176,900	159
	Samling Global Ltd.	1,626,000	128
*	Mulpha International Bhd.	678,000	125
*	Puncak Niaga Holding Bhd.	107,200	89
	Uchi Technologies Bhd.	206,000	88
*	Muhibbah Engineering M Bhd.	145,900	83
*	Scomi Group Bhd.	531,300	64
*	Petra Perdana Bhd. Warrants Exp. 10/26/2015	25,612	6
*	Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	3
			10,592

Mexico (0.8%)
	Banco Compartamos SA de CV	158,385	1,240
	Coca-Cola Femsa SAB de CV	144,698	1,145
*	Empresas ICA SAB de CV	289,796	733
*	Genomma Lab Internacional SAB de CV Class B	268,706	681
	Grupo Aeroportuario del Sureste SAB de CV Class B	129,919	674
*	Corp GEO SAB de CV	190,520	653
*	Desarrolladora Homex SAB de CV	118,928	605
	TV Azteca SAB de CV	740,454	487
*	Industrias CH SAB de CV Class B	85,172	336
*	Axtel SAB de CV	549,789	319
	Consorcio ARA SAB de CV	486,877	308
*	Controladora Comercial Mexicana SAB de CV	226,800	285
	Grupo Aeroportuario del Centro Norte Sab de CV	100,880	190
*	Grupo Famsa SAB de CV Class A	86,757	155
*	Grupo Simec SAB de CV Class B	56,315	154
*	Gruma SAB de CV Class B	70,600	153
*	Compartamos SAB de CV	19,500	39
			8,157
Netherlands (1.8%)
	Imtech NV	45,300	1,662
*,^ Crucell NV		39,174	1,314
	Nutreco NV	17,107	1,218
	Wereldhave NV	11,525	1,127
*	ASM International NV	29,671	1,080
	CSM	31,184	1,023
	Eurocommercial Properties NV	21,230	967
	Aalberts Industries NV	48,291	956
	Delta Lloyd NV	34,015	859
*	USG People NV	37,269	785
	Vastned Retail NV	8,709	623
	BinckBank NV	34,772	605
	Arcadis NV	23,773	555
	Koninklijke BAM Groep NV	81,748	533
	Koninklijke Ten Cate NV	14,897	530
	Mediq NV	27,833	511
	Sligro Food Group NV	13,654	455
	TKH Group NV	18,419	451
^	Nieuwe Steen Investments NV	22,223	448
*	Draka Holding NV	17,685	439
	Unit 4 NV	13,303	437
*,^ TomTom NV		35,074	347
	Grontmij NV	12,849	290
*	SNS REAAL NV	57,776	288
*	Wavin NV	20,683	287
	Beter Bed Holding NV	7,072	199
*	Koninklijke Wessanen NV	45,383	171
	Accell Group	3,313	171
	Brunel International NV	3,836	156
*	Heijmans NV	6,930	154
	Vastned Offices/Industrial NV	8,156	143
*,^ AMG Advanced Metallurgical Group NV		8,253	126
*	Ordina NV	21,103	111
*	Kardan NV	17,537	99
	KAS Bank NV	3,871	61
			19,181

New Zealand (0.2%)
	Infratil Ltd.	238,746	347
	Goodman Property Trust	411,230	295
	AMP NZ Office Ltd.	386,275	233
	Nuplex Industries Ltd.	75,791	212
	Freightways Ltd.	80,824	203
	New Zealand Oil & Gas Ltd.	308,943	203
*	Fisher & Paykel Appliances Holdings Ltd.	298,411	129
	Mainfreight Ltd.	15,887	100
	Tower Ltd.	50,936	76
			1,798
Norway (2.1%)
	Subsea 7 SA	174,157	4,258
*	Petroleum Geo-Services ASA	106,664	1,586
	Marine Harvest ASA	1,347,946	1,515
	TGS Nopec Geophysical Co. ASA	50,116	1,186
	Schibsted ASA	39,366	1,184
*	DNO International ASA	518,605	871
	ProSafe SE	107,880	803
*	BW Offshore Ltd.	291,385	747
^	Frontline Ltd.	27,484	706
	SpareBank 1 SR Bank	63,243	619
	Fred Olsen Energy ASA	13,698	595
	Tomra Systems ASA	89,667	585
	Cermaq ASA	36,547	550
	SpareBank 1 SMN	56,628	537
*	Songa Offshore SE	83,019	457
*	Norske Skogindustrier ASA	121,676	450
*	Norwegian Property ASA	247,343	438
	Veidekke ASA	48,473	433
	Atea ASA	42,915	424
*	Algeta ASA	19,820	413
*	Norwegian Energy Co. AS	121,577	398
	Aker ASA	13,483	354
	Nordic Semiconductor ASA	71,478	278
	Austevoll Seafood ASA	32,297	255
*,^ EDB ErgoGroup ASA		95,416	248
	Golar LNG Ltd.	13,888	246
*,^ Norwegian Air Shuttle AS		11,048	238
*,^ Sevan Marine ASA		222,452	236
	Stolt-Nielsen Ltd.	10,167	233
*	Dockwise Ltd.	8,017	227
	Leroey Seafood Group ASA	6,430	205
^	Opera Software ASA	43,162	195
	Golden Ocean Group Ltd.	138,611	173
*	Siem Offshore Inc.	80,466	149
*	Pronova BioPharma AS	62,418	102
	Rem Offshore ASA	3,800	29
			21,923
Philippines (0.4%)
	Energy Development Corp.	6,286,490	825
	Aboitiz Power Corp.	1,038,064	654
	Alliance Global Group Inc.	1,871,153	489
	International Container Terminal Services Inc.	419,929	403
*	First Gen Corp.	1,346,468	351
	Philex Mining Corp.	918,881	317
*	Universal Robina Corp.	370,199	292

	Megaworld Corp.	4,790,906	229
	Manila Water Co. Inc.	471,774	194
	Robinsons Land Corp.	601,650	191
	First Philippine Holdings Corp.	90,900	128
	Filinvest Land Inc.	3,600,000	88
	Vista Land & Lifescapes Inc.	1,389,000	86
			4,247
Poland (0.5%)
*	Synthos SA	647,965	894
	Asseco Poland SA	29,596	546
*	Grupa Lotos SA	37,969	545
	PBG SA	6,118	435
^	Eurocash SA	37,498	414
	Polimex-Mostostal SA	261,906	351
*	Bank Millennium SA	187,907	326
*,^ AmRest Holdings SE		10,728	310
*	Netia SA	154,162	283
*	Cersanit SA	66,436	259
*	Echo Investment SA	142,848	220
	Budimex SA	4,749	164
	Agora SA	12,709	106
*,^ Bioton SA		1,495,999	73
*	Ciech SA	7,149	60
*	Ciech SA Rights Exp. 02/16/11	7,149	10
			4,996
Portugal (0.3%)
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	139,924	691
	Sonae	368,177	414
	Semapa-Sociedade de Investimento e Gestao	28,123	343
	Portucel Empresa Produtora de Pasta e Papel SA	96,917	329
	BANIF SGPS SA	234,660	299
	Mota-Engil SGPS SA	92,628	252
*	Sonaecom - SGPS SA	82,780	152
	REN - Redes Energeticas Nacionais SA	43,403	152
*	Altri SGPS SA	28,310	129
	Teixeira Duarte SA	90,220	90
*	Martifer SGPS SA	26,935	54
			2,905
Russia (0.6%)
	AK Transneft OAO Prior Pfd.	773	1,004
*	DIXY Group OJSC	39,441	567
*	OGK-2 OAO	9,419,100	513
	Uralsvyazinform	8,018,513	414
	Acron JSC	8,234	380
	Nizhnekamskneftekhim Prior Pfd.	756,300	377
	Vsmpo-Avisma Corp.	3,068	363
*	AvtoVAZ	331,255	360
	Baltika Brewery	6,317	306
*	OGK-6 OAO	6,166,300	300
	VolgaTelecom	54,519	265
*	TGK-5	434,814,400	265
	Sibirtelecom OJSC	2,412,000	226
*	TGK-9 OAO	1,237,900,000	198
*	OGK-1 OAO	4,852,700	193
*	Inter-Regional Distribution Network Co. North-West OJSC	25,604,400	172

*	RBC Information Systems	12,981	22
			5,925
Singapore (1.1%)
	Suntec Real Estate Investment Trust	947,510	1,151
	Mapletree Logistics Trust	1,259,280	921
	SATS Ltd.	393,878	860
	Kim Eng Holdings Ltd.	308,320	737
^	Hyflux Ltd.	408,169	717
	Straits Asia Resources Ltd.	327,116	676
	CDL Hospitality Trusts	353,917	583
	Ascendas India Trust	709,000	546
*	Biosensors International Group Ltd.	595,004	519
*	Indofood Agri Resources Ltd.	192,704	378
	Ascott Residence Trust	339,882	317
^	Ezra Holdings Ltd.	243,902	316
	Midas Holdings Ltd.	356,847	260
	Parkway Life Real Estate Investment Trust	181,485	255
	Fortune Real Estate Investment Trust	470,836	247
	Goodpack Ltd.	137,495	236
*,^ Raffles Education Corp. Ltd.		944,100	225
	CSE Global Ltd.	209,759	207
*	Ho Bee Investment Ltd.	179,000	206
*	Banyan Tree Holdings Ltd.	229,024	197
	Frasers Centrepoint Trust	147,000	174
*	Oceanus Group Ltd.	735,000	170
	Frasers Commercial Trust	1,266,000	169
^	First Resources Ltd.	159,629	169
	Cambridge Industrial Trust	403,120	164
	K-REIT Asia	148,000	161
*	Sound Global Ltd.	261,000	152
	Lippo-Mapletree Indonesia Retail Trust	302,000	132
*,^ Swiber Holdings Ltd.		151,000	113
*	CapitaRetail China Trust	103,000	101
*	KS Energy Services Ltd.	119,000	100
*	Hi-P International Ltd.	104,000	91
	Cityspring Infrastructure Trust	200,000	88
	Hong Leong Asia Ltd.	40,000	87
*	Jaya Holdings Ltd.	135,000	73
	CH Offshore Ltd.	186,000	71
	First Ship Lease Trust	194,000	65
	K1 Ventures Ltd.	448,000	53
	China XLX Fertiliser Ltd.	120,000	47
			11,734
South Africa (0.5%)
	Aquarius Platinum Ltd.	222,142	1,250
	Astral Foods Ltd.	26,380	465
*	Metorex Ltd.	553,295	424
	Capital Property Fund	354,006	399
	SA Corporate Real Estate Fund Nominees Pty Ltd.	870,571	372
	DataTec Ltd.	73,702	360
*	Omnia Holdings Ltd.	31,985	329
	Emira Property Fund	169,150	323
	Blue Label Telecoms Ltd.	331,020	290
	City Lodge Hotels Ltd.	19,097	190
	DRDGOLD Ltd.	367,200	169
*	Simmer & Jack Mines Ltd.	1,061,141	139
*	Eqstra Holdings Ltd.	116,881	110

Palabora Mining Co. Ltd.	5,085	88
* Merafe Resources Ltd.	345,440	74
		4,982
South Korea (3.0%)
* Celltrion Inc.	42,676	1,371
* Korea Kumho Petrochemical	9,173	1,192
Hyundai Marine & Fire Insurance Co. Ltd.	32,242	841
Orion Corp.	2,121	792
Seoul Semiconductor Co. Ltd.	21,108	773
LG International Corp.	20,047	688
Seah Besteel Corp.	17,752	684
Taekwang Industrial Co. Ltd.	529	652
LG Innotek Co. Ltd.	4,842	610
Korean Reinsurance Co.	55,850	609
SK Chemicals Co. Ltd.	11,147	592
Macquarie Korea Infrastructure Fund	133,865	573
LIG Insurance Co. Ltd.	23,540	562
Dong-A Pharmaceutical Co. Ltd.	5,405	547
Poongsan Corp.	13,728	544
* Kolon Industries Inc.	8,668	538
Hotel Shilla Co. Ltd.	19,881	500
Tong Yang Securities Inc.	61,049	494
* Kumho Industrial Co. Ltd.	32,644	492
Meritz Fire & Marine Insurance Co. Ltd.	48,725	451
Hyundai Elevator Co. Ltd.	4,745	447
* Asiana Airlines	43,382	440
SFA Engineering Corp.	8,309	436
LG Fashion Corp.	15,234	434
* Taihan Electric Wire Co. Ltd.	66,391	426
MegaStudy Co. Ltd.	2,382	403
OCI Materials Co. Ltd.	4,042	391
KP Chemical Corp.	15,050	386
* LG Life Sciences Ltd.	8,612	360
CJ O Shopping Co. Ltd.	1,490	351
* Neowiz Games Corp.	7,918	342
STX Engine Co. Ltd.	10,947	340
Young Poong Corp.	464	338
* SK Broadband Co. Ltd.	73,836	334
LS Industrial Systems Co. Ltd.	4,691	319
Hyundai Greenfood Co. Ltd.	33,975	316
SK Gas Co. Ltd.	8,124	287
Samyang Corp.	4,996	284
CJ CGV Co. Ltd.	10,703	246
KIWOOM Securities Co. Ltd.	4,472	245
Hanjin Heavy Industries & Construction Holdings Co. Ltd.	18,367	242
S&T Dynamics Co. Ltd.	13,023	237
Dongsuh Co. Inc.	7,201	234
Hana Tour Service Inc.	5,371	231
Jeonbuk Bank	37,309	223
* Meritz Securities Co. Ltd.	230,630	215
Hanmi Holdings Co. Ltd.	7,130	212
* Jusung Engineering Co. Ltd.	11,441	205
E1 Corp.	4,437	204
Hanwha Securities Co.	26,165	203
Huchems Fine Chemical Corp.	11,358	198
* Hanmi Pharm Co. Ltd.	2,928	195
Green Cross Corp.	1,742	194

SK Securities Co. Ltd.	99,741	193
Daewoong Pharmaceutical Co. Ltd.	5,111	192
Sung Kwang Bend Co. Ltd.	9,718	189
KEPCO Plant Service & Engineering Co. Ltd.	3,931	181
Binggrae Co. Ltd.	3,680	181
Handsome Co. Ltd.	10,590	180
* TK Corp.	7,648	169
* Eugene Investment & Securities Co. Ltd.	247,040	166
Hanil Cement Co. Ltd.	3,258	164
Namhae Chemical Corp.	10,720	163
* Ssangyong Cement Industrial Co. Ltd.	25,710	162
Namyang Dairy Products Co. Ltd.	234	161
GS Home Shopping Inc.	1,355	161
Dongbu Securities Co. Ltd.	24,040	160
Daekyo Co. Ltd.	29,480	159
* Posco ICT Co. Ltd.	19,877	159
Hansol Paper Co.	18,510	158
Samchully Co. Ltd.	1,634	156
Dongbu Steel Co. Ltd.	17,668	155
Doosan Engineering & Construction Co. Ltd.	28,690	155
NH Investment & Securities Co. Ltd.	17,470	154
* Ssangyong Motor Co.	16,020	153
Hanjin Transportation Co. Ltd.	5,084	152
* Hanwha General Insurance Co. Ltd.	17,610	150
* S&T Daewoo Co. Ltd.	5,060	149
* Woongjin Chemical Co. Ltd.	141,420	145
Daeduck Electronics Co.	20,350	142
Taewoong Co. Ltd.	3,037	137
Youngone Holdings Co. Ltd.	4,280	136
* Dongbu HiTek Co. Ltd.	13,280	131
Woongjin Thinkbig Co. Ltd.	8,130	131
Youngone Corp.	11,634	130
CJ Internet Corp.	7,158	128
Bukwang Pharmaceutical Co. Ltd.	10,810	124
Ottogi Corp.	1,075	124
Chong Kun Dang Pharm Corp.	5,610	122
* Woongjin Holdings Co. Ltd.	12,660	119
* ON*Media Corp.	25,400	115
* Korea Line Corp.	5,121	115
Taeyoung Engineering & Construction	24,730	113
* Ace Digitech Co. Ltd.	7,009	112
Kumho Electric Co. Ltd.	3,121	107
* Komipharm International Co. Ltd.	3,288	107
* KTB Securities Co. Ltd.	23,510	104
* Ilyang Pharmaceutical Co. Ltd.	4,580	102
KISCO Corp.	3,116	98
Hyunjin Materials Co. Ltd.	6,127	96
* Interpark Corp.	20,395	95
* Shinsung Holdings Co. Ltd.	12,040	94
Hanssem Co. Ltd.	6,960	89
Youlchon Chemical Co. Ltd.	12,100	89
Daeduck GDS Co. Ltd.	11,670	88
Dae Han Flour Mills Co. Ltd.	577	87
Sam Young Electronics Co. Ltd.	8,670	87
* Kumho Tire Co. Inc.	6,593	85
Kwang Dong Pharmaceutical Co. Ltd.	30,680	84
Kyobo Securities Co.	10,770	82
Dongbu Corp.	10,090	80

	Korea Electric Terminal Co. Ltd.	4,600	80
*	SK Communications Co. Ltd.	5,561	78
*	Daesang Corp.	11,520	76
	Humax Holdings Co. Ltd.	11,685	74
*	DMS Co. Ltd.	6,633	73
*	Korea Digital Communications Corp.	34,748	70
	INTOPS Co. Ltd.	3,559	69
	Kyeryong Construction Industrial Co. Ltd.	4,110	66
	Insun ENT Co. Ltd.	18,780	64
	Maeil Dairy Industry Co. Ltd.	4,303	58
	Hite Holdings Co. Ltd.	3,680	56
*	Osstem Implant Co. Ltd.	4,354	53
	Sewon Cellontech Co. Ltd.	12,880	49
	KISCO Holdings Co. Ltd.	1,230	49
*	Forhuman Co. Ltd.	7,715	47
*	Pyeong San Co. Ltd.	10,075	38
			32,143
Spain (1.5%)
	Ebro Foods SA	58,259	1,215
	Obrascon Huarte Lain SA	35,077	1,127
^	Bolsas y Mercados Espanoles SA	38,143	1,076
	Tecnicas Reunidas SA	15,484	955
	Prosegur Cia de Seguridad SA	16,063	935
*,^ Sacyr Vallehermoso SA		93,763	891
	Construcciones y Auxiliar de Ferrocarriles SA	1,583	859
	Viscofan SA	21,590	785
*	NH Hoteles SA	113,596	671
	Grupo Catalana Occidente SA	29,563	609
^	Abengoa SA	21,022	586
^	Sol Melia SA	45,863	483
*,^ Promotora de Informaciones SA		169,240	459
	Antena 3 de Television SA	42,565	443
*,^ Zeltia SA		115,372	442
	Banco Pastor SA	71,910	415
	Duro Felguera SA	49,345	372
	Faes Farma SA	92,855	367
*	Grupo Empresarial Ence SA	104,681	347
*	Tubacex SA	87,563	321
	Almirall SA	21,945	254
	Campofrio Food Group SA	20,460	227
*	Tubos Reunidos SA	82,913	210
*,^ SOS Corp. Alimentaria SA		207,842	192
*	Caja de Ahorros del Mediterraneo	19,224	169
*	Realia Business SA	77,704	163
	Pescanova SA	4,375	151
	Miquel y Costas & Miquel SA	4,028	122
*	Papeles y Cartones de Europa SA	15,999	80
	Fersa Energias Renovables SA	54,073	78
	Cementos Portland Valderrivas SA	4,509	75
*	Codere SA	5,989	75
*	Laboratorios Farmaceuticos Rovi SA	10,594	71
*	Grupo Ezentis SA	88,156	59
*	La Seda de Barcelona SA Class B	329,439	43
*	International Consolidated Airlines Group SA	7,595	31
			15,358
Sweden (2.7%)
	Hexagon AB Class B	121,799	2,623

	Lundin Petroleum AB	118,241	1,481
	Trelleborg AB Class B	117,201	1,364
	Elekta AB Class B	32,854	1,328
	Castellum AB	89,228	1,247
	Meda AB Class A	107,559	888
	NCC AB Class B	36,777	859
	Fabege AB	77,141	843
	Hufvudstaden AB Class A	74,710	840
	JM AB	34,328	796
	Peab AB	92,634	784
	Hoganas AB Class B	18,787	737
	Kungsleden AB	70,937	679
	Wihlborgs Fastigheter AB	23,331	667
	Lundbergforetagen AB Class B	8,809	660
	Cardo AB	9,714	631
	Husqvarna AB	74,260	620
*	Lindab International AB	42,200	597
	Axis Communications AB	27,840	576
	Loomis AB Class B	37,538	568
*	Active Biotech AB	22,822	549
	Wallenstam AB	20,321	543
	Billerud AB	52,246	516
^	Hakon Invest AB	28,529	489
	Avanza Bank Holding AB	12,842	483
	Axfood AB	11,623	421
*	Nobia AB	47,071	419
	Saab AB Class B	20,302	386
	Oresund Investment AB	21,056	382
	AarhusKarlshamn AB	13,626	365
	Niscayah Group AB	179,466	359
	Klovern AB	67,870	331
	Betsson AB	18,162	323
	Intrum Justitia AB	19,014	301
	Bure Equity AB	52,752	281
*	AF AB	13,629	280
*	Haldex AB	17,587	273
*	Rezidor Hotel Group AB	45,555	272
*,^ SAS AB		71,069	269
*	PA Resources AB	335,442	263
	Q-Med AB	20,865	246
	SkiStar AB	12,402	236
	Clas Ohlson AB	13,341	222
	Mekonomen AB	6,126	220
*	Eniro AB	44,250	200
*	Gunnebo AB	24,161	188
*	Diamyd Medical AB Class B	8,816	181
*	BE Group AB	23,272	160
*	Nibe Industrier AB Class B	9,684	152
*	TradeDoubler AB	18,190	124
	Nordnet AB	35,085	107
	KappAhl AB	10,783	73
			28,402
Switzerland (4.2%)
	Sulzer AG	16,485	2,281
*	Clariant AG	114,942	2,028
	PSP Swiss Property AG	24,289	1,898
*,^ Logitech International SA		95,484	1,789

	Aryzta AG	40,557	1,784
	Swiss Prime Site AG	23,363	1,698
	EMS-Chemie Holding AG	8,249	1,385
^	Galenica AG	2,452	1,345
	Helvetia Holding AG	3,253	1,329
*	Dufry Group	10,365	1,242
^	Valiant Holding	8,427	1,240
*	Panalpina Welttransport Holding AG	9,467	1,207
*	Georg Fischer AG	2,220	1,197
	Bucher Industries AG	4,984	966
*	Temenos Group AG	23,610	925
	Partners Group Holding AG	5,322	922
	Bank Sarasin & Cie AG Class B	19,769	909
	Banque Cantonale Vaudoise	1,506	842
*	Rieter Holding AG	2,202	832
	Forbo Holding AG	1,241	809
	Kaba Holding AG Class B	1,984	799
	Barry Callebaut AG	986	789
	Petroplus Holdings AG	43,051	706
*	OC Oerlikon Corp. AG	107,211	652
	Basler Kantonalbank	4,230	646
	Valora Holding AG	1,851	629
*,^ Meyer Burger Technology AG		20,306	627
	Belimo Holding AG	325	593
	Flughafen Zuerich AG	1,334	559
	Kudelski SA	24,141	543
	Vontobel Holding AG	13,845	535
*	BB Biotech AG	7,723	517
	St. Galler Kantonalbank AG	997	511
	Schweiter Technologies AG	578	477
	Burckhardt Compression Holding AG	1,640	465
	Mobimo Holding AG	2,153	462
	Huber & Suhner AG	6,914	460
	Tecan Group AG	5,216	444
	Kuoni Reisen Holding AG	969	444
*	Ascom Holding AG	30,381	439
	Swissquote Group Holding SA	6,952	430
	Liechtensteinische Landesbank AG	5,399	429
	Vetropack Holding AG	218	414
	Schroder ImmoPLUS	358	406
	Allreal Holding AG	2,728	397
*	Schmolz & Bickenbach AG	39,066	362
*	AFG Arbonia-Forster Hldg	7,779	276
	Schulthess Group	5,708	266
	Intershop Holdings	794	257
	Zehnder Group AG	93	251
*	Bobst Group AG	5,449	249
*	Charles Voegele Holding AG	4,153	238
*	Basilea Pharmaceutica	2,963	228
	Orascom Development Holding AG	4,701	217
	Ypsomed Holding AG	3,248	210
	Daetwyler Holding AG	2,341	207
	Phoenix Mecano AG	284	200
	Verwaltungs- und Privat-Bank AG	1,612	192
^	Von Roll Holding AG	36,698	178
	Emmi AG	786	172
*	Siegfried Holding AG	1,250	125
	Acino Holding AG	1,265	123

Coltene Holding AG	1,633	103
Gurit Holding AG	166	100
* Zueblin Immobilien Holding AG	20,963	87
* Gottex Fund Management Holdings Ltd.	10,003	78
Cie Financiere Tradition SA	587	75
Bellevue Group AG	1,973	73
Bachem Holding AG	1,133	66
		44,334
Taiwan (6.2%)
Powertech Technology Inc.	503,420	1,874
WPG Holdings Ltd.	716,137	1,396
Far Eastern Department Stores Co. Ltd.	613,765	1,082
Tripod Technology Corp.	234,466	1,080
* Wintek Corp.	623,587	1,066
* China Petrochemical Development Corp.	898,151	1,014
China Life Insurance Co. Ltd.	850,559	890
Simplo Technology Co. Ltd.	124,251	878
TSRC Corp.	321,076	841
Highwealth Construction Corp.	335,021	787
LCY Chemical Corp.	302,561	771
Clevo Co.	306,983	674
Ruentex Industries Ltd.	279,487	658
Everlight Electronics Co. Ltd.	206,725	626
Richtek Technology Corp.	74,155	576
Sino-American Silicon Products Inc.	138,413	566
Motech Industries Inc.	139,662	558
Young Fast Optoelectronics Co. Ltd.	55,280	551
* Jih Sun Financial Holdings Co. Ltd.	1,147,665	547
* Nan Kang Rubber Tire Co. Ltd.	341,744	540
* Chipbond Technology Corp.	291,852	530
* E Ink Holdings Inc.	260,708	472
Gintech Energy Corp.	149,248	471
Radiant Opto-Electronics Corp.	209,119	456
USI Corp.	346,565	456
Phison Electronics Corp.	69,962	454
Tainan Spinning Co. Ltd.	626,343	442
Tung Ho Steel Enterprise Corp.	371,150	437
Huaku Development Co. Ltd.	129,177	424
Chroma ATE Inc.	136,693	422
* Via Technologies Inc.	371,962	403
Green Energy Technology Inc.	86,946	391
Shinkong Synthetic Fibers Corp.	758,142	387
* Taichung Commercial Bank	850,074	386
Goldsun Development & Construction Co. Ltd.	745,893	382
Gigabyte Technology Co. Ltd.	346,271	382
China Steel Chemical Corp.	91,853	382
* China Manmade Fibers Corp.	695,778	378
* Ta Chong Bank Co. Ltd.	850,933	376
Ruentex Development Co. Ltd.	246,056	371
AmTRAN Technology Co. Ltd.	391,040	367
Standard Foods Corp.	149,185	357
Kinsus Interconnect Technology Corp.	109,282	352
* Neo Solar Power Corp.	135,065	349
* Compeq Manufacturing Co.	553,471	349
Tong Yang Industry Co. Ltd.	263,660	348
Formosa International Hotels Corp.	20,043	344
Huang Hsiang Construction Co.	120,051	344

* Sintek Photronic Corp.	435,482	341
Farglory Land Development Co. Ltd.	136,067	338
Solar Applied Materials Technology Co.	135,791	336
Grand Pacific Petrochemical	460,928	335
* King Yuan Electronics Co. Ltd.	528,195	329
Ralink Technology Corp.	88,091	329
Elan Microelectronics Corp.	210,350	327
Feng TAY Enterprise Co. Ltd.	289,225	322
St. Shine Optical Co. Ltd.	25,419	321
CTCI Corp.	276,667	321
Radium Life Tech Co. Ltd.	232,078	317
* Shihlin Paper Corp.	130,428	307
Career Technology MFG. Co. Ltd.	165,126	306
Ability Enterprise Co. Ltd.	178,257	305
* Shining Building Business Co. Ltd.	215,738	301
* King's Town Bank	510,193	299
Silicon Integrated Systems Corp.	411,592	297
Taiwan Surface Mounting Technology Co. Ltd.	114,334	296
* CSBC Corp. Taiwan	313,406	294
Lien Hwa Industrial Corp.	377,175	294
* Kinpo Electronics	772,196	293
Masterlink Securities Corp.	637,176	293
Yungtay Engineering Co. Ltd.	204,993	290
First Steamship Co. Ltd.	136,137	284
* Sanyang Industry Co. Ltd.	455,696	277
Universal Cement Corp.	419,000	273
Pan-International Industrial	177,211	273
Prince Housing & Development Corp.	369,752	270
TTY Biopharm Co. Ltd.	54,329	268
Chin-Poon Industrial Co.	306,072	268
Ambassador Hotel	169,519	267
UPC Technology Corp.	319,068	265
O-TA Precision Industry Co. Ltd.	205,000	264
* Chung Hung Steel Corp.	432,353	264
BES Engineering Corp.	731,468	263
Wei Chuan Food Corp.	219,835	263
* Walsin Technology Corp.	375,857	262
Greatek Electronics Inc.	253,299	262
Great Wall Enterprise Co. Ltd.	240,276	258
Formosan Rubber Group Inc.	251,888	258
Holy Stone Enterprise Co. Ltd.	201,672	257
Kenda Rubber Industrial Co. Ltd.	244,604	257
Tong Hsing Electronic Industries Ltd.	54,877	256
TXC Corp.	132,331	253
Phihong Technology Co. Ltd.	142,618	252
Pixart Imaging Inc.	54,406	252
Young Optics Inc.	42,428	249
Depo Auto Parts Ind Co. Ltd.	98,313	248
MIN AIK Technology Co. Ltd.	82,987	247
Altek Corp.	162,628	247
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	159,000	246
Yieh Phui Enterprise Co. Ltd.	595,168	242
China Synthetic Rubber Corp.	233,562	241
Wistron NeWeb Corp.	80,488	241
Formosa Epitaxy Inc.	154,615	238
Dynapack International Technology Corp.	71,299	235
* FSP Technology Inc.	177,000	235
T JOIN Transportation Co.	237,092	235

Shihlin Electric & Engineering Corp.	170,239	226
Taiwan Hon Chuan Enterprise Co. Ltd.	95,112	226
Sincere Navigation	182,000	225
Test-Rite International Co.	294,067	220
Elite Semiconductor Memory Technology Inc.	108,000	217
Senao International Co. Ltd.	103,000	217
Wah Lee Industrial Corp.	102,883	215
Infortrend Technology Inc.	160,885	214
Avermedia Technologies	157,290	212
Evergreen International Storage & Transport Corp.	227,502	211
ALI Corp.	139,358	211
Unity Opto Technology Co. Ltd.	114,231	210
Aten International Co. Ltd.	110,260	208
Soft-World International Corp.	43,284	206
National Petroleum Co. Ltd.	165,000	206
Taiwan Navigation Co. Ltd.	165,000	206
Makalot Industrial Co. Ltd.	87,000	205
King Slide Works Co. Ltd.	39,675	205
Chong Hong Construction Co.	74,725	205
Cheng Loong Corp.	416,270	203
Systex Corp.	132,000	202
* Wafer Works Corp.	125,372	202
Lealea Enterprise Co. Ltd.	325,038	196
Zinwell Corp.	102,099	194
Shih Wei Navigation Co. Ltd.	142,335	194
Ardentec Corp.	169,978	192
Shinkong Textile Co. Ltd.	121,338	191
Merry Electronics Co. Ltd.	109,000	191
ITEQ Corp.	121,000	191
YungShin Global Holding Corp.	134,617	191
Tsann Kuen Enterprise Co. Ltd.	91,295	190
Opto Technology Corp.	260,000	189
Global Mixed Mode Technology Inc.	39,199	188
* Ho Tung Chemical Corp.	330,040	187
L&K Engineering Co. Ltd.	159,000	186
China Bills Finance Corp.	448,800	185
Sonix Technology Co. Ltd.	80,000	181
Visual Photonics Epitaxy Co. Ltd.	74,958	178
Global Unichip Corp.	41,649	178
CyberTAN Technology Inc.	131,571	177
Advanced International Multitech Co. Ltd.	86,000	175
Taiwan TEA Corp.	245,293	174
Chinese Maritime Transport Ltd.	76,000	174
Merida Industry Co. Ltd.	95,150	174
Entire Technology Co. Ltd.	39,100	174
AV Tech Corp.	56,053	173
Taiwan Paiho Ltd.	159,050	171
King's Town Construction Co. Ltd.	142,560	170
Taiwan Life Insurance Co. Ltd.	147,332	170
Sinyi Realty Co.	75,988	168
Gemtek Technology Corp.	115,491	167
* Continental Holdings Corp.	368,000	166
Forhouse Corp.	166,000	166
Asia Polymer Corp.	96,000	164
Asia Vital Components Co. Ltd.	143,000	164
Hung Sheng Construction Co. Ltd.	244,100	164
Jess-Link Products Co. Ltd.	70,900	161
Cyberlink Corp.	46,411	161

* Sunplus Technology Co. Ltd.	205,000	160
United Integrated Services Co. Ltd.	106,000	159
Long Bon International Co. Ltd.	358,000	156
Getac Technology Corp.	248,000	156
Chinese Gamer International Corp.	20,000	154
Chung Hsin Electric & Machinery Manufacturing Corp.	249,000	153
Central Reinsurance Co. Ltd.	240,000	150
Federal Corp.	210,400	149
Firich Enterprises Co. Ltd.	75,701	149
TA Chen Stainless Pipe	202,348	149
Sunrex Technology Corp.	130,000	146
* Eastern Media International Corp.	591,000	146
* Mosel Vitelic Inc.	291,988	146
Mercuries & Associates Ltd.	187,950	146
Darfon Electronics Corp.	113,000	144
Kindom Construction Co.	148,000	142
Accton Technology Corp.	196,000	141
Nien Hsing Textile Co. Ltd.	169,852	141
Etron Technology Inc.	175,165	140
* Kuoyang Construction Co. Ltd.	184,000	139
Taiwan Fire & Marine Insurance Co.	144,840	138
Everlight Chemical Industrial Corp.	117,000	135
* Concord Securities Corp.	357,929	134
Shin Zu Shing Co. Ltd.	50,000	134
Hsin Kuang Steel Co. Ltd.	108,249	134
International Games System Co. Ltd.	25,213	132
Alpha Networks Inc.	146,919	131
ITE Technology Inc.	62,000	129
* Unizyx Holding Corp.	160,000	128
Taiwan Cogeneration Corp.	195,520	127
Elitegroup Computer Systems Co. Ltd.	303,000	125
Silitech Technology Corp.	40,380	123
Sitronix Technology Corp.	54,282	120
* Gloria Material Technology Corp.	131,000	120
* Unitech Printed Circuit Board Corp.	189,000	119
Taiwan Styrene Monomer	241,000	119
Quanta Storage Inc.	108,160	118
Yeun Chyang Industrial Co. Ltd.	136,159	118
* Lite-On Semiconductor Corp.	172,000	117
Long Chen Paper Co. Ltd.	286,245	117
Springsoft Inc.	92,000	116
Kinik Co.	58,000	115
AcBel Polytech Inc.	141,000	113
* Pihsiang Machinery Manufacturing Co. Ltd.	71,000	113
China Metal Products	101,173	112
* Sampo Corp.	318,311	111
A-DATA Technology Co. Ltd.	54,000	111
Tyntek Corp.	138,000	109
Chun Yuan Steel	201,280	107
Syncmold Enterprise Corp.	64,000	107
* Gold Circuit Electronics Ltd.	230,280	107
* E-Ton Solar Tech Co. Ltd.	66,000	105
KYE Systems Corp.	126,862	104
Holtek Semiconductor Inc.	67,000	103
San Shing Fastech Corp.	92,000	103
ACES Electronic Co. Ltd.	49,000	101
HUA ENG Wire & Cable	248,000	100
* Giantplus Technology Co. Ltd.	143,000	100

Hung Poo Real Estate Development Corp.	62,000	99
Weltrend Semiconductor	114,000	99
* Chung Hwa Pulp Corp.	183,000	97
Bright Led Electronics Corp.	74,600	93
Topco Scientific Co. Ltd.	60,792	93
Taiwan Mask Corp.	209,650	93
ICP Electronics Inc.	61,214	90
Taiwan Semiconductor Co. Ltd.	105,000	88
Globe Union Industrial Corp.	87,000	88
* Bank of Kaohsiung	163,000	86
GeoVision Inc.	25,000	85
Sheng Yu Steel Co. Ltd.	111,000	84
Dynamic Electronics Co. Ltd.	122,000	79
Hsing TA Cement Co.	220,000	77
* Great Taipei Gas Co. Ltd.	121,000	77
Chia Hsin Cement Corp.	131,580	76
* Sanyo Electric Taiwan Co. Ltd.	60,000	76
* Ta Ya Electric Wire & Cable	236,000	72
* ProMOS Technologies Inc.	987,850	72
Southeast Cement Co. Ltd.	162,000	69
* Taiwan Acceptance Corp.	35,000	68
* Jenn Feng New Energy Co. Ltd.	52,000	66
* Microelectronics Technology Inc.	108,000	66
* Harvatek Corp.	60,000	66
* Taiyen Biotech Co. Ltd.	80,000	63
* China General Plastics Corp.	128,000	56
* AGV Products Corp.	112,000	53
Basso Industry Corp.	57,000	51
* Asia Vital Components Co. Ltd. Rights Exp. 02/14/11	12,557	1
		65,019
Thailand (0.5%)
Glow Energy PCL (Foreign)	277,700	362
* True Corp. PCL	1,307,362	277
Hana Microelectronics PCL (Foreign)	326,300	268
Minor International PCL (Foreign)	718,800	252
* Sahaviriya Steel Industries PCL	6,034,000	251
* Hana Microelectronics PCL	300,610	247
Thanachart Capital PCL	247,900	244
* G J Steel PCL	29,338,500	228
* Tisco Financial Group PCL	202,846	220
CPN Retail Growth Leasehold Property Fund	501,835	192
Bumrungrad Hospital PCL (Foreign)	177,513	189
Thai Plastic & Chemical PCL (Foreign)	231,400	187
* Glow Energy PCL	142,363	186
* Minor International PCL	487,585	171
Bangkok Expressway PCL (Foreign)	278,700	171
Precious Shipping PCL	269,200	155
Samart Corp. PCL	538,400	154
Tisco Financial Group PCL (Foreign)	139,500	151
* Sino Thai Engineering & Construction PCL	352,800	140
LPN Development PCL	502,700	140
Pruksa Real Estate PCL (Foreign)	216,300	116
Kiatnakin Bank PCL	104,000	115
CalComp Electronics Thailand PCL (Foreign)	863,700	91
* TPI Polene PCL	245,000	86
Khon Kaen Sugar Industry PCL (foreign)	183,500	79
Kim Eng Securities Thailand PCL	129,300	60

* Italian-Thai Development PCL	441,500	52
Asian Property Development PCL (foreign)	259,800	49
Amata Corp. PCL	110,400	49
* Quality Houses PCL	664,200	44
* TPI Polene PCL	121,100	43
LPN Development PCL	92,900	26
Pruksa Real Estate PCL	39,700	21
Khon Kaen Sugar Industry PCL	25,000	11
* Minor International PCL Warrants Exp. 05/18/2013	71,880	6
* Sahaviriya Steel Industries PCL Rights Exp. 02/22/11	1,206,800	1
* Bangkokland PCL Warrants Exp. 12/30/2015	97,606	1
		5,035
Turkey (0.6%)
Ulker Biskuvi Sanayi AS	168,717	585
* TAV Havalimanlari Holding AS	109,342	515
* Petkim Petrokimya Holding AS	307,534	443
Tofas Turk Otomobil Fabrikasi AS	73,352	397
* Turkiye Sise ve Cam Fabrikalari AS	169,378	349
Turkiye Sinai Kalkinma Bankasi AS	202,773	318
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	612,602	309
* Tekfen Holding AS	71,663	297
* Dogan Yayin Holding AS	201,271	248
Aksigorta AS	178,173	246
Turk Ekonomi Bankasi AS	200,721	228
* Fortis Bank AS	188,038	223
* Zorlu Enerji Elektrik Uretim AS	125,755	204
* Trakya Cam Sanayi AS	85,143	177
Aygaz AS	31,275	169
Sekerbank TAS	122,898	126
Hurriyet Gazetecilik AS	91,921	126
Yazicilar Holding AS Class A	15,985	120
Albaraka Turk Katilim Bankasi AS	77,513	115
Cimsa Cimento Sanayi VE Tica	18,545	113
* Dogus Otomotiv Servis ve Ticaret AS	34,748	111
* Akenerji Elektrik Uretim AS	49,987	97
Akcansa Cimento AS	20,129	93
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	57,261	86
Aselsan Elektronik Sanayi Ve Ticaret AS	17,202	85
* Vestel Elektronik Sanayi ve Ticaret A.S.	52,092	79
* Anadolu Cam Sanayii AS	30,950	61
* Is Gayrimenkul Yatirim Ortakligi AS	52,801	61
* Alarko Holding AS	23,271	51
		6,032
United Kingdom (13.7%)
Weir Group plc	102,675	2,607
GKN plc	759,865	2,456
IMI plc	157,862	2,204
Intertek Group plc	78,968	2,197
Investec plc	275,673	2,112
Informa plc	300,032	2,073
Travis Perkins plc	127,759	2,072
Aberdeen Asset Management plc	577,489	2,062
Meggitt plc	348,725	1,982
Balfour Beatty plc	344,682	1,856
* Premier Oil plc	57,005	1,854
Babcock International Group plc	191,589	1,770
John Wood Group plc	194,058	1,700

	Pennon Group plc	170,497	1,648
	Croda International plc	66,550	1,587
	Amlin plc	250,132	1,565
*	Cookson Group plc	144,254	1,536
	Mondi plc	186,942	1,532
	Petropavlovsk plc	92,590	1,519
*,^ Misys plc		270,691	1,471
*	Inchcape plc	232,008	1,385
	London Stock Exchange Group plc	101,678	1,377
	Firstgroup plc	228,510	1,368
	IG Group Holdings plc	175,050	1,267
	Michael Page International plc	145,915	1,254
	Spectris plc	57,853	1,252
	Melrose plc	239,323	1,208
	Carillion plc	194,155	1,194
*	Mitchells & Butlers plc	214,343	1,184
	Rotork plc	44,253	1,164
	Derwent London plc	46,003	1,156
	Stagecoach Group plc	341,454	1,148
*	Centamin Egypt Ltd.	516,310	1,131
	Homeserve plc	156,650	1,098
	Spirax-Sarco Engineering plc	37,820	1,097
*	Afren plc	464,492	1,080
	Hiscox Ltd.	177,027	1,067
	Charter International plc	78,799	1,019
	Intermediate Capital Group plc	184,384	1,003
	Catlin Group Ltd.	167,066	991
	Halma plc	179,841	974
	Ultra Electronics Holdings plc	34,005	973
^	Henderson Group plc	395,290	967
*	easyJet plc	158,650	964
	Victrex plc	41,463	957
	Persimmon plc	145,432	954
*	National Express Group plc	239,856	940
*	Soco International plc	161,124	938
	Britvic plc	129,986	934
	Hikma Pharmaceuticals plc	68,267	880
*	Taylor Wimpey plc	1,580,680	878
	Chemring Group plc	16,114	869
*	Berkeley Group Holdings plc	61,266	867
	Northumbrian Water Group plc	183,201	867
	Close Brothers Group plc	63,497	863
	Great Portland Estates plc	148,727	858
	Electrocomponents plc	202,907	850
	Premier Farnell plc	180,884	840
	Aveva Group plc	31,598	837
*,^ Talvivaara Mining Co. plc		85,326	800
	Ashmore Group plc	142,393	797
	Hunting plc	62,471	782
	Booker Group plc	820,376	760
	Shaftesbury plc	107,457	755
*	Imagination Technologies Group plc	127,770	738
	Capital & Counties Properties plc	311,695	737
	Greene King plc	97,381	737
	Spirent Communications plc	330,177	733
*	Barratt Developments plc	492,780	727
*	Telecity Group plc	92,538	726
	Jardine Lloyd Thompson Group plc	70,930	721

	Rightmove plc	52,892	709
	BBA Aviation plc	197,688	707
	Lancashire Holdings Ltd.	78,702	700
*	EnQuest plc	308,641	700
	Millennium & Copthorne Hotels plc	74,329	690
	QinetiQ Group plc	321,598	684
	DS Smith plc	209,357	678
*	SIG plc	288,601	674
*	SVG Capital plc	185,669	664
	International Personal Finance plc	120,216	659
	Halfords Group plc	99,168	646
	Brit Insurance Holdings NV	38,382	643
	Micro Focus International plc	96,566	635
*	Debenhams plc	600,880	634
	Tullett Prebon plc	101,623	632
	Ashtead Group plc	236,757	629
	Wellstream Holdings plc	49,156	617
	Hochschild Mining plc	78,931	615
	F&C Commercial Property Trust Ltd.	371,136	605
*	Howden Joinery Group plc	319,914	600
	Bellway plc	60,261	591
	Mitie Group plc	167,655	587
	PZ Cussons plc	100,652	584
	Hargreaves Lansdown plc	67,987	583
*	Domino Printing Sciences plc	55,713	578
	Ferrexpo plc	83,660	569
	Regus plc	347,171	560
*	Dixons Retail plc	1,686,827	552
	Atkins WS plc	49,847	549
	Heritage Oil plc	105,083	548
	Kesa Electricals plc	263,855	544
*	CSR plc	87,189	539
	Morgan Crucible Co. plc	123,296	537
	Davis Service Group plc	78,608	531
	WH Smith plc	69,865	518
	Renishaw plc	19,782	517
*	Bovis Homes Group plc	72,744	510
*	SuperGroup plc	20,689	508
	Domino's Pizza UK & IRL plc	58,456	506
	De La Rue plc	46,734	499
	Forth Ports plc	22,812	499
	Restaurant Group plc	107,351	489
	Fidessa Group plc	19,458	479
	Senior plc	201,680	477
	Fenner plc	86,772	476
	Yule Catto & Co. plc	135,150	475
	JD Wetherspoon plc	66,567	473
	Beazley plc	248,225	473
*	SDL plc	47,989	472
*,^ PartyGaming plc		153,852	471
	Paragon Group of Cos. plc	151,189	463
	Elementis plc	222,096	462
	ITE Group plc	126,279	461
	Go-Ahead Group plc	22,847	456
	Pace plc	147,170	450
	N Brown Group plc	97,748	444
	Marston's plc	268,097	439
	Laird plc	168,118	435

Filtrona plc	96,090	433
Rank Group plc	214,122	433
* BTG plc	119,615	431
St. James's Place plc	88,465	430
Computacenter plc	58,212	408
* Enterprise Inns plc	235,739	406
Bodycote plc	87,511	402
Interserve plc	91,914	399
* Colt Group SA	170,085	395
Genus plc	27,655	394
Kier Group plc	19,653	394
* Premier Foods plc	1,133,621	387
Dairy Crest Group plc	61,814	384
* Cineworld Group plc	113,975	384
Lamprell plc	79,502	377
Savills plc	66,114	371
Mothercare plc	42,728	368
Rathbone Brothers plc	19,879	366
Keller Group plc	33,970	363
F&C Asset Management plc	261,143	360
Greggs plc	47,532	355
Cranswick plc	25,852	354
* Sports Direct International plc	133,003	351
RPS Group plc	104,399	348
* Punch Taverns plc	307,459	338
Synergy Health plc	23,518	333
PayPoint plc	55,844	331
Carpetright plc	27,972	327
Big Yellow Group plc	61,041	323
JKX Oil & Gas plc	68,692	321
Brewin Dolphin Holdings plc	124,146	318
Shanks Group plc	170,711	318
* Gem Diamonds Ltd.	73,106	316
* Redrow plc	164,847	313
* Salamander Energy plc	65,550	307
Grainger plc	189,314	299
Dechra Pharmaceuticals plc	36,278	296
Dignity plc	27,111	282
Chaucer Holdings plc	344,097	281
Dunelm Group plc	37,184	279
Northern Foods plc	229,690	274
* Hansen Transmissions International NV	305,290	274
Helical Bar plc	59,957	271
Sthree plc	44,082	262
Stobart Group Ltd.	110,761	258
Invista Foundation Property Trust Ltd.	420,011	254
Devro plc	67,994	251
Anglo Pacific Group plc	45,566	245
Headlam Group plc	44,386	241
* Wolfson Microelectronics plc	49,587	240
Mucklow A & J Group plc	52,167	238
Workspace Group plc	565,626	231
ST Modwen Properties plc	85,758	229
Novae Group plc	42,492	226
Robert Walters plc	45,737	226
Galliford Try plc	45,087	226
Morgan Sindall Group plc	20,417	222
Xchanging plc	117,733	214

* Unite Group plc		64,184	209
Mcbride plc		82,955	206
Kcom Group plc		214,599	198
*,^ Yell Group plc		1,115,059	197
Chesnara plc		47,790	195
Speedy Hire plc		421,156	194
* UK Commercial Property Trust Ltd.		152,324	189
PV Crystalox Solar plc		224,573	189
*,^ Gartmore Group Ltd.		117,441	188
* Arena Leisure plc		424,998	185
Hampson Industries plc		320,485	185
Evolution Group plc		155,453	179
Game Group plc		164,465	177
Sportingbet plc		213,945	172
Development Securities plc		51,146	172
Collins Stewart plc		123,495	171
Holidaybreak plc		30,257	167
Euromoney Institutional Investor plc		14,871	165
* Avis Europe plc		43,034	158
WSP Group plc		27,862	157
Severfield-Rowen plc		43,478	157
Moneysupermarket.com Group plc		107,457	154
Marshalls plc		83,306	152
* Trinity Mirror plc		113,701	152
* CLS Holdings plc		17,556	147
eaga plc		107,427	136
Promethean World plc		143,129	134
Wincanton plc		56,036	134
Robert Wiseman Dairies plc		23,916	130
Mouchel Group plc		58,411	130
Smiths News plc		80,777	128
* UK Coal plc		129,514	93
Melrose Resources plc		23,595	89
Daejan Holdings plc		2,070	87
HMV Group plc		203,826	77
* ING UK Real Estate Income Trust Ltd.		28,714	24
Connaught plc		50,771	14
			144,142
Total Common Stocks (Cost $869,784)			1,046,047
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (5.2%)
Money Market Fund (5.2%)
[1,2] Vanguard Market Liquidity Fund (Cost $54,587)
	0.207%	54,586,716	54,587

Total Investments (104.4%) (Cost $924,371)			1,100,634
Other Assets and Liabilities-Net (-4.4%)[2]			(46,515)
Net Assets (100%)			1,054,119
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $46,795,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $49,599,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – North and South America	174,672	—	—
Common Stocks - Other	482	870,867	26
Temporary Cash Investments	54,587	—	—
Total	229,741	870,867	26

FTSE All-World ex-US Small-Cap Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2011:

Investments in
Common Stocks - Other
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2010	26
Change in Unrealized Appreciation (Depreciation)	—
Balance as of January 31, 2011	26

D. At January 31, 2011, the cost of investment securities for tax purposes was $933,574,000. Net unrealized appreciation of investment securities for tax purposes was $167,060,000, consisting of unrealized gains of $189,563,000 on securities that had risen in value since their purchase and $22,503,000 in unrealized losses on securities that had fallen in value since their purchase.

FTSE All-World ex-US Small-Cap Index Fund

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments
As of January 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)
Australia (12.6%)
	Westfield Group	394,654	3,867
	Stockland	444,159	1,597
*	Westfield Retail Trust	523,695	1,383
	GPT Group	319,280	943
	Lend Lease Group	95,069	837
	CFS Retail Property Trust	436,737	789
	Goodman Group	1,184,739	787
	Mirvac Group	635,235	787
	Dexus Property Group	900,038	746
	Commonwealth Property Office Fund	426,305	370
	ING Office Fund	527,615	316
	ING Industrial Fund	465,038	245
	Charter Hall Office REIT	76,897	239
	Charter Hall Retail REIT	49,587	152
	Australand Property Group	44,215	129
	Bunnings Warehouse Property Trust	60,456	107
	Abacus Property Group	46,234	103
	FKP Property Group	129,205	102
	Charter Hall Group	44,331	100
	Cromwell Property Group	131,392	97
*	Peet Ltd.	32,539	63
	Ardent Leisure Group	55,257	60
*	Centro Retail Group	232,066	57
	Aspen Group	105,742	50
	ALE Property Group	25,605	47
	Challenger Diversified Property Group	87,917	41
	Astro Japan Property Group	10,926	37
*	EDT Retail Trust	436,675	30
*	Sunland Group Ltd.	37,191	29
*	Valad Property Group	21,463	25
			14,135
Austria (1.4%)
*	IMMOFINANZ AG	194,886	860
*,^ CA Immobilien Anlagen AG		14,540	241
	Atrium European Real Estate Ltd.	35,185	214
	Conwert Immobilien Invest SE	13,201	204
*	Sparkassen Immobilien AG	9,088	63
			1,582
Belgium (0.6%)
	Cofinimmo	2,520	342
	Befimmo SCA Sicafi	2,538	210
	Warehouses De Pauw SCA	1,614	86
	Intervest Offices	1,195	38
			676
Brazil (1.5%)
	BR Malls Participacoes SA	55,300	504
	BR Properties SA	25,966	261
	Multiplan Empreendimentos Imobiliarios SA	11,500	221

Brasil Brokers Participacoes SA	31,396	153
Iguatemi Empresa de Shopping Centers SA	5,393	116
Aliansce Shopping Centers SA	14,587	114
* Sao Carlos Empreendimentos e Participacoes SA	5,500	70
Jereissati Participacoes SA Prior Pfd.	71,676	68
Cyrela Commercial Properties SA Empreendimentos e Participacoes	6,900	58
* BHG SA - Brazil Hospitality Group	3,300	34
JHSF Participacoes SA	14,827	29
* General Shopping Brasil SA	3,902	28
		1,656
Canada (3.2%)
Brookfield Properties Corp.	43,960	771
^ RioCan Real Estate Investment Trust	23,100	535
^ H&R Real Estate Investment Trust	13,300	274
^ Calloway Real Estate Investment Trust	8,900	211
Boardwalk Real Estate Investment Trust	4,800	211
Canadian Real Estate Investment Trust	6,072	194
First Capital Realty Inc.	10,600	163
^ Primaris Retail Real Estate Investment Trust	6,400	129
Dundee Real Estate Investment Trust	4,200	127
Cominar Real Estate Investment Trust	5,760	124
Canadian Apartment Properties REIT	7,000	122
^ Chartwell Seniors Housing Real Estate Investment Trust	13,200	109
Artis Real Estate Investment Trust	6,800	91
Killam Properties Inc.	8,426	87
Allied Properties Real Estate Investment Trust	3,900	84
Morguard Real Estate Investment Trust	5,000	73
^ Extendicare Real Estate Investment Trust	7,200	71
Northern Property Real Estate Investment Trust	2,500	70
InnVest Real Estate Investment Trust	8,200	56
Crombie Real Estate Investment Trust	3,018	39
Whiterock Real Estate Investment Trust	2,400	35
Melcor Developments Ltd.	2,300	34
NorthWest Healthcare Properties Real Estate Investment Trust	2,261	27
		3,637
Chile (0.2%)
* Parque Arauco SA	86,971	185

China (7.7%)
China Overseas Land & Investment Ltd.	714,000	1,355
China Resources Land Ltd.	372,000	669
Sino-Ocean Land Holdings Ltd.	761,500	505
Evergrande Real Estate Group Ltd.	879,190	465
Shimao Property Holdings Ltd.	271,500	411
Country Garden Holdings Co.	1,082,000	404
Agile Property Holdings Ltd.	252,000	376
Longfor Properties Co. Ltd.	232,496	348
China Vanke Co. Ltd. Class B	244,700	304
Guangzhou R&F Properties Co. Ltd.	190,000	281
Soho China Ltd.	345,000	273
Renhe Commercial Holdings Co. Ltd.	1,498,000	249
Shui On Land Ltd.	483,000	231
* Yuexiu Property Co. Ltd.	924,000	226
Franshion Properties China Ltd.	632,000	183
KWG Property Holding Ltd.	219,000	163
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	94,800	145
* Hopson Development Holdings Ltd.	122,000	138

	Shenzhen Investment Ltd.	376,000	133
*	United Energy Group Ltd.	710,000	131
	New World China Land Ltd.	314,400	127
	Greentown China Holdings Ltd.	110,500	126
*	Kaisa Group Holdings Ltd.	370,642	123
	Tian An China Investment	172,000	119
*	Sunac China Holdings Ltd.	262,491	94
*	Powerlong Real Estate Holdings Ltd.	257,647	89
	Silver Grant International	236,000	79
	China South City Holdings Ltd.	373,808	71
	GZI Real Estate Investment Trust	125,000	70
	Beijing Capital Land Ltd.	192,000	64
	Jiangsu Future Land Co. Ltd. Class B	79,800	62
	China SCE Property Holdings Ltd.	224,560	61
	Shanghai Forte Land Co.	138,000	60
*	Shanghai Industrial Urban Development Group Ltd.	154,000	59
^	Fantasia Holdings Group Co. Ltd.	311,833	54
	Sinolink Worldwide Holdings Ltd.	372,000	54
	Tomson Group Ltd.	124,000	52
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	50,700	44
	SRE Group Ltd.	430,000	43
	China Aoyuan Property Group Ltd.	215,205	40
	Lai Fung Holdings Ltd.	910,000	40
*,^ Yuzhou Properties Co.		113,355	36
	Beijing North Star Co. Ltd.	134,000	36
	China Merchants Property Development Co. Ltd. Class B	17,200	32
			8,625
Denmark (0.1%)
*	TK Development	7,467	31
*	Jeudan A/S	352	29
			60
Egypt (0.3%)
*	Talaat Moustafa Group	187,915	209
*	Palm Hills Developments SAE	89,363	74
*	Six of October Development & Investment	4,183	58
*	Medinet Nasr Housing	7,758	32
	El Kahera Housing	12,972	10
			383
Finland (0.3%)
	Sponda Oyj	34,057	174
	Citycon Oyj	24,037	104
*	Technopolis plc	11,849	67
			345
France (5.5%)
	Unibail-Rodamco SE	17,018	3,251
	Klepierre	17,469	636
	Fonciere Des Regions	5,985	602
	Gecina SA	4,866	581
	ICADE	4,242	460
	Mercialys SA	8,407	322
	Societe Immobiliere de Location pour l'Industrie et le Commerce	1,570	212
	Societe de la Tour Eiffel	1,054	87
			6,151
Germany (0.9%)
	Deutsche Euroshop AG	7,942	299
	GAGFAH SA	16,745	168

* Deutsche Wohnen AG	11,734	160
* IVG Immobilien AG	15,291	150
* TAG Immobilien AG	9,609	85
Alstria Office REIT-AG	5,036	71
DIC Asset AG	4,505	55
* Colonia Real Estate AG	4,404	34
* Patrizia Immobilien AG	4,936	33
		1,055
Greece (0.0%)
Eurobank Properties Real Estate Investment Co.	2,833	25
* Babis Vovos International Construction SA	5,365	10
		35
Hong Kong (18.0%)
Sun Hung Kai Properties Ltd.	279,000	4,637
Cheung Kong Holdings Ltd.	253,000	4,187
Hang Lung Properties Ltd.	389,000	1,702
Hongkong Land Holdings Ltd.	209,000	1,472
Link REIT	412,000	1,295
Henderson Land Development Co. Ltd.	183,000	1,265
Hang Lung Group Ltd.	157,000	996
Sino Land Co. Ltd.	482,000	915
Kerry Properties Ltd.	122,500	652
Wheelock & Co. Ltd.	154,000	622
Hysan Development Co. Ltd.	115,000	552
Hopewell Holdings Ltd.	118,000	382
^ Champion REIT	429,000	259
Great Eagle Holdings Ltd.	59,000	198
Chinese Estates Holdings Ltd.	93,000	155
Glorious Property Holdings Ltd.	511,829	149
Kowloon Development Co. Ltd.	63,000	91
K Wah International Holdings Ltd.	198,000	89
HKR International Ltd.	121,600	76
Sunlight Real Estate Investment Trust	204,000	64
* Liu Chong Hing Investment	40,000	60
Mingfa Group International Co. Ltd.	169,099	59
Far East Consortium	201,000	52
TAI Cheung Holdings	64,000	52
* Regal Real Estate Investment Trust	152,000	47
* Lai Sun Development	1,336,000	47
* Zhuguang Holdings Group Co. Ltd.	181,630	45
Prosperity REIT	183,000	44
Emperor International Holdings	191,666	39
* Pacific Century Premium Developments Ltd.	169,000	32
* China Properties Group Ltd.	86,073	29
		20,264
India (0.9%)
DLF Ltd.	75,821	370
Unitech Ltd.	250,262	264
* Indiabulls Real Estate Ltd.	58,221	153
Godrej Properties Ltd.	3,120	39
* DB Realty Ltd.	10,866	36
* Sobha Developers Ltd.	5,348	30
* Sunteck Realty Ltd.	2,813	29
Peninsula Land Ltd.	21,234	28
* Parsvnath Developers Ltd.	21,688	22
Mahindra Lifespace Developers Ltd.	2,492	17
Ackruti City Ltd.	2,975	14

Ansal Properties & Infrastructure Ltd.	15,208	14
* Orbit Corp. Ltd.	10,573	14
		1,030
Indonesia (0.6%)
Lippo Karawaci Tbk PT	3,043,500	192
Bumi Serpong Damai PT	1,380,527	110
Bakrieland Development Tbk PT	6,507,000	93
Summarecon Agung Tbk PT	851,500	82
* Ciputra Development Tbk PT	1,738,500	59
Alam Sutera Realty Tbk PT	1,900,797	52
* Kawasan Industri Jababeka Tbk PT	2,508,180	29
* Intiland Development Tbk PT	680,551	24
Ciputra Property TBK PT	522,596	22
* Sentul City Tbk PT	1,947,500	21
		684
Israel (0.6%)
* Azrieli Group	5,662	151
Gazit-Globe Ltd.	10,527	124
Alony Hetz Properties & Investments Ltd.	11,720	62
Amot Investments Ltd.	17,625	50
* Nitsba Holdings 1995 Ltd.	4,364	43
* Jerusalem Economy Ltd.	3,266	36
* Industrial Buildings Corp.	17,892	36
* Africa Israel Properties Ltd.	2,373	33
* Elbit Imaging Ltd.	2,599	31
British Israel Investments Ltd.	8,486	29
Melisron Ltd.	1,158	28
* AL-ROV Israel Ltd.	740	25
Reit 1 Ltd.	12,321	25
* Airport City Ltd.	4,876	23
		696
Italy (0.3%)
Beni Stabili SPA	152,163	145
* Prelios SPA	110,710	81
Immobiliare Grande Distribuzione	25,996	55
		281
Japan (18.6%)
Mitsubishi Estate Co. Ltd.	229,000	4,315
Mitsui Fudosan Co. Ltd.	154,000	3,122
Sumitomo Realty & Development Co. Ltd.	80,000	1,954
Daiwa House Industry Co. Ltd.	97,000	1,180
Nippon Building Fund Inc.	99	1,039
Daito Trust Construction Co. Ltd.	14,400	1,007
Japan Real Estate Investment Corp.	91	913
Japan Retail Fund Investment Corp. Class A	285	523
Advance Residence Investment Corp. Class A	181	381
Aeon Mall Co. Ltd.	14,200	374
Tokyu Land Corp.	72,000	368
Nomura Real Estate Office Fund Inc. Class A	51	363
Tokyo Tatemono Co. Ltd.	75,000	344
United Urban Investment Corp. Class A	233	318
Nomura Real Estate Holdings Inc.	17,300	317
Japan Prime Realty Investment Corp.	118	316
* Mori Trust Sogo Reit Inc.	30	312
* Orix JREIT Inc. Class A	47	291
Frontier Real Estate Investment Corp.	30	277

	Japan Logistics Fund Inc.	25	239
	NTT Urban Development Corp.	198	204
*	Kenedix Realty Investment Corp. Class A	44	203
	Tokyu REIT Inc.	27	188
*	Nippon Accommodations Fund Inc. Class A	25	187
^	Japan Excellent Inc. Class A	28	171
*	Global One Real Estate Investment Corp.	18	168
	Daiwa Office Investment Corp. Class A	46	159
*	Top REIT Inc.	25	158
*	BLife Investment Corp.	19	140
*	Fukuoka REIT Co. Class A	17	128
	Nomura Real Estate Residential Fund Inc.	21	122
*	Premier Investment Corp. Class A	23	110
	Mori Hills REIT Investment Corp.	30	103
	Hulic Co. Ltd.	11,400	95
*	Sekisui House SI Investment Co. Class A	19	88
	Heiwa Real Estate Co. Ltd.	25,500	78
	Hankyu Reit Inc. Class A	15	76
	Daibiru Corp.	8,900	76
	MID Reit Inc.	28	74
	Industrial & Infrastructure Fund Investment Corp.	14	67
	Shoei Co. Ltd.	6,500	58
*	Japan Hotel and Resort Inc.	17	53
	TOC Co. Ltd.	11,700	51
	Heiwa Real Estate REIT Inc. Class A	70	46
*	Sankei Building Co. Ltd.	6,200	40
*,^ Leopalace21 Corp.		24,200	38
*	Nippon Hotel Fund Investment Corp.	11	35
*	Japan Rental Housing Investments Inc. Class A	77	33
*	Iida Home Max	2,800	33
*	Tokyo Theatres Co. Inc.	15,000	22
			20,957
Luxembourg (0.2%)
*	ProLogis European Properties	25,000	171

Malaysia (0.7%)
	SP Setia Bhd.	87,400	183
*	UEM Land Holdings Bhd.	181,765	161
	IGB Corp. Bhd.	173,300	120
	Sunway Real Estate Investment Trust	328,334	113
	KLCC Property Holdings Bhd.	60,700	67
*	Sunway City Bhd.	41,214	58
	Mah Sing Group Bhd.	70,143	55
	IJM Land Bhd.	45,941	43
*	TA Global Bhd.	210,535	31
			831
Netherlands (2.0%)
	Corio NV	16,972	1,106
	Wereldhave NV	4,010	392
	Eurocommercial Properties NV	6,658	303
	Vastned Retail NV	3,393	243
	Nieuwe Steen Investments NV	6,550	132
	Vastned Offices/Industrial NV	3,476	61
*	Plaza Centers NV	17,345	26
			2,263
New Zealand (0.3%)
	Kiwi Income Property Trust	180,631	141

Goodman Property Trust	133,564	96
AMP NZ Office Ltd.	150,494	90
Argosy Property Trust	103,080	58
		385
Norway (0.2%)
* Norwegian Property ASA	93,938	166

Philippines (0.7%)
Ayala Land Inc.	969,500	323
SM Prime Holdings Inc.	899,900	211
Megaworld Corp.	1,913,000	91
Robinsons Land Corp.	206,000	65
Filinvest Land Inc.	1,816,000	45
* SM Development Corp.	243,316	43
Vista Land & Lifescapes Inc.	498,000	31
		809
Poland (0.3%)
* Globe Trade Centre SA	22,910	168
* Echo Investment SA	46,287	71
* LC Corp. SA	42,608	22
* JW Construction Holding SA	3,937	19
* Gant Development SA	3,242	19
		299
Singapore (8.0%)
CapitaLand Ltd.	616,000	1,734
City Developments Ltd.	116,000	1,035
* Global Logistic Properties Ltd.	406,000	663
CapitaMall Trust	433,000	645
Ascendas Real Estate Investment Trust	282,000	463
Keppel Land Ltd.	130,000	457
Suntec Real Estate Investment Trust	343,000	417
CapitaCommercial Trust	353,000	396
UOL Group Ltd.	103,000	382
CapitaMalls Asia Ltd.	156,000	228
CDL Hospitality Trusts	112,000	184
Mapletree Logistics Trust	226,000	165
United Industrial Corp. Ltd.	70,000	153
Yanlord Land Group Ltd.	125,000	151
Mapletree Industrial Trust	172,345	145
Allgreen Properties Ltd.	153,000	131
* Starhill Global REIT	260,000	130
Guocoland Ltd.	55,666	114
Wing Tai Holdings Ltd.	89,000	114
Singapore Land Ltd.	19,000	113
Ascott Residence Trust	109,000	102
* Bukit Sembawang Estates Ltd.	27,000	101
Frasers Centrepoint Trust	83,000	98
Parkway Life Real Estate Investment Trust	65,000	91
Fortune Real Estate Investment Trust	172,000	90
Cambridge Industrial Trust	198,000	81
Wheelock Properties Singapore Ltd.	54,000	80
Ascendas India Trust	92,000	71
* CapitaRetail China Trust	69,000	68
K-REIT Asia	60,000	65
Frasers Commercial Trust	456,000	61
* Ho Bee Investment Ltd.	50,000	58
AIMS AMP Capital Industrial REIT	325,950	54

Lippo-Mapletree Indonesia Retail Trust	102,000	44
* Hong Fok Corp. Ltd.	70,000	31
* Saizen REIT	213,000	28
* Debao Property Development Ltd.	103,000	15
		8,958
South Africa (2.1%)
Redefine Properties Ltd.	501,656	531
Growthpoint Properties Ltd.	211,913	508
* Pangbourne Properties Ltd.	81,683	217
* Resilient Property Income Fund Ltd.	48,030	209
Fountainhead Property Trust	184,739	168
SA Corporate Real Estate Fund Nominees Pty Ltd.	388,025	166
* Hyprop Investments Ltd.	17,043	129
Acucap Properties Ltd.	27,273	129
Vukile Property Fund Ltd.	65,352	126
Capital Property Fund	100,764	113
Emira Property Fund	55,859	107
		2,403
Spain (0.1%)
* Inmobiliaria Colonial SA	1,463,302	126
* Realia Business SA	11,712	25
		151
Sweden (1.6%)
Castellum AB	32,072	448
Fabege AB	24,504	268
Kungsleden AB	25,593	245
Hufvudstaden AB Class A	21,051	237
Wallenstam AB	7,193	192
Wihlborgs Fastigheter AB	6,448	184
Klovern AB	18,325	90
* Sagax AB	1,774	54
Heba Fastighets AB Class B	4,905	53
* Fastighets AB Balder Class B	6,815	47
		1,818
Switzerland (1.5%)
Swiss Prime Site AG	8,794	639
PSP Swiss Property AG	6,474	506
Mobimo Holding AG	953	205
Allreal Holding AG	1,279	186
Intershop Holdings	201	65
* Zueblin Immobilien Holding AG	6,958	29
		1,630
Taiwan (1.3%)
Highwealth Construction Corp.	103,000	242
Ruentex Development Co. Ltd.	102,000	154
Huaku Development Co. Ltd.	41,000	135
Cathay Real Estate Development Co. Ltd.	230,000	135
Radium Life Tech Co. Ltd.	87,000	119
Cathay No 1 REIT	259,310	107
Prince Housing & Development Corp.	132,000	96
Farglory Land Development Co. Ltd.	33,000	82
* Shining Building Business Co. Ltd.	49,000	68
* Kuoyang Construction Co. Ltd.	82,000	62
Hung Sheng Construction Co. Ltd.	91,000	61
Hung Poo Real Estate Development Corp.	36,000	57
KEE TAI Properties Co. Ltd.	64,205	46

* Taiwan Land Development Corp.	76,041	42
King's Town Construction Co. Ltd.	22,000	26
		1,432
Thailand (0.4%)
* Central Pattana PCL	120,900	105
* Land and Houses PCL	556,800	100
Hemaraj Land and Development PCL	889,378	49
Amata Corp. PCL	94,900	42
* Supalai PCL	116,605	37
* Bangkokland PCL	1,685,600	34
* Ticon Industrial Connection PCL	64,888	26
* Rojana Industrial Park PCL	67,370	22
* Sansiri PCL	110,000	19
		434
Turkey (0.2%)
Akmerkez Gayrimenkul Yatirim Ortakligi AS	1,613	77
* Sinpas Gayrimenkul Yatirim Ortakligi AS	47,783	64
* Is Gayrimenkul Yatirim Ortakligi AS	49,397	56
		197
United Kingdom (6.8%)
Land Securities Group plc	142,933	1,545
British Land Co. plc	164,920	1,371
Hammerson plc	131,890	906
Segro plc	137,946	660
Capital Shopping Centres Group plc	95,283	561
Derwent London plc	15,183	382
Great Portland Estates plc	58,418	337
Shaftesbury plc	42,177	296
London & Stamford Property plc	101,936	206
Capital & Counties Properties plc	85,009	201
Grainger plc	76,628	121
Big Yellow Group plc	21,721	115
Hansteen Holdings plc	85,176	108
* Raven Russia Ltd.	99,098	106
* Unite Group plc	29,459	96
Helical Bar plc	19,180	87
ST Modwen Properties plc	29,229	78
Development Securities plc	22,713	76
Workspace Group plc	162,529	66
* Safestore Holdings plc	28,121	64
* Metric Property Investments plc	36,273	63
* Primary Health Properties plc	11,896	62
Daejan Holdings plc	1,117	47
Invista Foundation Property Trust Ltd.	65,346	40
* Minerva plc	20,962	34
* CLS Holdings plc	3,404	29
* Capital & Regional plc	48,260	28
		7,685
Total Common Stocks (Cost $112,661)		112,069

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,625)
	0.207%	1,624,688	1,625

Total Investments (101.1%) (Cost $114,286)			113,694
Other Assets and Liabilities-Net (-1.1%)[2]			(1,261)
Net Assets (100%)			112,433

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,539,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,625,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Global ex-U.S. Real Estate Index Fund

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stock—North and South America	5,477	—	—
Common Stock—Other	—	106,592	—
Temporary Cash Investments	1,625	—	—
Total	7,102	106,592	—

D. At January 31, 2011, the cost of investment securities for tax purposes was $114,286,000. Net unrealized depreciation of investment securities for tax purposes was $592,000, consisting of unrealized gains of $2,612,000 on securities that had risen in value since their purchase and $3,204,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2011

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.